UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Inflation Protected Bond Portfolio
                             BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$110	1.09%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 1.86%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$10,288	$10,210	$10,315
Feb 15	$10,195	$10,114	$10,191
Mar 15	$10,149	$10,161	$10,142
Apr 15	$10,214	$10,124	$10,217
May 15	$10,139	$10,100	$10,133
Jun 15	$10,037	$9,990	$10,034
Jul 15	$10,037	$10,059	$10,055
Aug 15	$9,932	$10,045	$9,978
Sep 15	$9,850	$10,113	$9,920
Oct 15	$9,896	$10,114	$9,945
Nov 15	$9,878	$10,088	$9,935
Dec 15	$9,790	$10,055	$9,856
Jan 16	$9,885	$10,193	$10,003
Feb 16	$9,980	$10,266	$10,114
Mar 16	$10,151	$10,360	$10,296
Apr 16	$10,198	$10,400	$10,331
May 16	$10,122	$10,402	$10,258
Jun 16	$10,330	$10,589	$10,471
Jul 16	$10,421	$10,656	$10,562
Aug 16	$10,380	$10,644	$10,515
Sep 16	$10,438	$10,638	$10,572
Oct 16	$10,409	$10,556	$10,530
Nov 16	$10,222	$10,307	$10,328
Dec 16	$10,193	$10,321	$10,318
Jan 17	$10,289	$10,341	$10,405
Feb 17	$10,337	$10,411	$10,454
Mar 17	$10,338	$10,405	$10,448
Apr 17	$10,392	$10,486	$10,510
May 17	$10,393	$10,567	$10,505
Jun 17	$10,288	$10,556	$10,406
Jul 17	$10,329	$10,601	$10,452
Aug 17	$10,407	$10,696	$10,563
Sep 17	$10,358	$10,645	$10,496
Oct 17	$10,383	$10,652	$10,518
Nov 17	$10,407	$10,638	$10,532
Dec 17	$10,508	$10,687	$10,628
Jan 18	$10,439	$10,564	$10,537
Feb 18	$10,341	$10,464	$10,435
Mar 18	$10,450	$10,531	$10,544
Apr 18	$10,439	$10,452	$10,538
May 18	$10,476	$10,527	$10,583
Jun 18	$10,499	$10,514	$10,625
Jul 18	$10,457	$10,516	$10,574
Aug 18	$10,516	$10,584	$10,651
Sep 18	$10,389	$10,516	$10,538
Oct 18	$10,227	$10,433	$10,387
Nov 18	$10,262	$10,495	$10,437
Dec 18	$10,311	$10,688	$10,494
Jan 19	$10,473	$10,801	$10,635
Feb 19	$10,463	$10,795	$10,634
Mar 19	$10,644	$11,003	$10,829
Apr 19	$10,683	$11,005	$10,865
May 19	$10,831	$11,201	$11,045
Jun 19	$10,914	$11,341	$11,139
Jul 19	$10,961	$11,366	$11,179
Aug 19	$11,204	$11,661	$11,445
Sep 19	$11,028	$11,599	$11,289
Oct 19	$11,070	$11,634	$11,318
Nov 19	$11,090	$11,628	$11,335
Dec 19	$11,163	$11,620	$11,378
Jan 20	$11,359	$11,843	$11,617
Feb 20	$11,482	$12,056	$11,778
Mar 20	$11,239	$11,985	$11,571
Apr 20	$11,638	$12,198	$11,893
May 20	$11,697	$12,255	$11,929
Jun 20	$11,842	$12,332	$12,062
Jul 20	$12,153	$12,517	$12,339
Aug 20	$12,288	$12,416	$12,474
Sep 20	$12,259	$12,409	$12,428
Oct 20	$12,192	$12,353	$12,347
Nov 20	$12,323	$12,475	$12,486
Dec 20	$12,475	$12,492	$12,629
Jan 21	$12,548	$12,402	$12,671
Feb 21	$12,349	$12,223	$12,467
Mar 21	$12,350	$12,071	$12,443
Apr 21	$12,531	$12,166	$12,617
May 21	$12,659	$12,206	$12,770
Jun 21	$12,727	$12,291	$12,847
Jul 21	$13,039	$12,429	$13,190
Aug 21	$13,030	$12,405	$13,167
Sep 21	$12,934	$12,298	$13,073
Oct 21	$13,057	$12,294	$13,221
Nov 21	$13,153	$12,331	$13,339
Dec 21	$13,191	$12,299	$13,381
Jan 22	$12,909	$12,034	$13,111
Feb 22	$13,026	$11,900	$13,223
Mar 22	$12,845	$11,569	$12,977
Apr 22	$12,564	$11,130	$12,712
May 22	$12,465	$11,202	$12,585
Jun 22	$12,041	$11,026	$12,187
Jul 22	$12,599	$11,296	$12,718
Aug 22	$12,261	$10,977	$12,380
Sep 22	$11,426	$10,502	$11,560
Oct 22	$11,557	$10,366	$11,704
Nov 22	$11,808	$10,748	$11,918
Dec 22	$11,676	$10,699	$11,796
Jan 23	$11,942	$11,028	$12,012
Feb 23	$11,799	$10,743	$11,848
Mar 23	$12,134	$11,016	$12,190
Apr 23	$12,132	$11,083	$12,203
May 23	$11,989	$10,962	$12,057
Jun 23	$11,945	$10,923	$12,017
Jul 23	$11,955	$10,915	$12,032
Aug 23	$11,839	$10,846	$11,924
Sep 23	$11,606	$10,570	$11,704
Oct 23	$11,504	$10,403	$11,620
Nov 23	$11,824	$10,874	$11,934
Dec 23	$12,112	$11,291	$12,256
Jan 24	$12,174	$11,260	$12,277
Feb 24	$12,050	$11,101	$12,146
Mar 24	$12,135	$11,203	$12,246
Apr 24	$11,955	$10,920	$12,039
May 24	$12,152	$11,105	$12,246
Jun 24	$12,240	$11,210	$12,342
Jul 24	$12,461	$11,472	$12,562
Aug 24	$12,564	$11,637	$12,661
Sep 24	$12,728	$11,793	$12,851
Oct 24	$12,508	$11,500	$12,620
Nov 24	$12,567	$11,622	$12,681
Dec 24	$12,338	$11,432	$12,481

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.86%	2.02%	2.12%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities and a decrease in average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Annual Shareholder Report — December 31, 2024

BPRIX-12/24-AR

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$135	1.34%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 1.61%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$9,881	$10,210	$10,315
Feb 15	$9,781	$10,114	$10,191
Mar 15	$9,736	$10,161	$10,142
Apr 15	$9,800	$10,124	$10,217
May 15	$9,718	$10,100	$10,133
Jun 15	$9,618	$9,990	$10,034
Jul 15	$9,618	$10,059	$10,055
Aug 15	$9,514	$10,045	$9,978
Sep 15	$9,434	$10,113	$9,920
Oct 15	$9,470	$10,114	$9,945
Nov 15	$9,461	$10,088	$9,935
Dec 15	$9,366	$10,055	$9,856
Jan 16	$9,459	$10,193	$10,003
Feb 16	$9,542	$10,266	$10,114
Mar 16	$9,700	$10,360	$10,296
Apr 16	$9,746	$10,400	$10,331
May 16	$9,672	$10,402	$10,258
Jun 16	$9,863	$10,589	$10,471
Jul 16	$9,949	$10,656	$10,562
Aug 16	$9,914	$10,644	$10,515
Sep 16	$9,961	$10,638	$10,572
Oct 16	$9,933	$10,556	$10,530
Nov 16	$9,759	$10,307	$10,328
Dec 16	$9,731	$10,321	$10,318
Jan 17	$9,815	$10,341	$10,405
Feb 17	$9,852	$10,411	$10,454
Mar 17	$9,850	$10,405	$10,448
Apr 17	$9,901	$10,486	$10,510
May 17	$9,899	$10,567	$10,505
Jun 17	$9,803	$10,556	$10,406
Jul 17	$9,841	$10,601	$10,452
Aug 17	$9,915	$10,696	$10,563
Sep 17	$9,867	$10,645	$10,496
Oct 17	$9,889	$10,652	$10,518
Nov 17	$9,900	$10,638	$10,532
Dec 17	$9,998	$10,687	$10,628
Jan 18	$9,931	$10,564	$10,537
Feb 18	$9,835	$10,464	$10,435
Mar 18	$9,939	$10,531	$10,544
Apr 18	$9,926	$10,452	$10,538
May 18	$9,958	$10,527	$10,583
Jun 18	$9,979	$10,514	$10,625
Jul 18	$9,944	$10,516	$10,574
Aug 18	$9,989	$10,584	$10,651
Sep 18	$9,873	$10,516	$10,538
Oct 18	$9,714	$10,433	$10,387
Nov 18	$9,745	$10,495	$10,437
Dec 18	$9,790	$10,688	$10,494
Jan 19	$9,938	$10,801	$10,635
Feb 19	$9,928	$10,795	$10,634
Mar 19	$10,102	$11,003	$10,829
Apr 19	$10,126	$11,005	$10,865
May 19	$10,266	$11,201	$11,045
Jun 19	$10,354	$11,341	$11,139
Jul 19	$10,396	$11,366	$11,179
Aug 19	$10,620	$11,661	$11,445
Sep 19	$10,447	$11,599	$11,289
Oct 19	$10,487	$11,634	$11,318
Nov 19	$10,507	$11,628	$11,335
Dec 19	$10,567	$11,620	$11,378
Jan 20	$10,757	$11,843	$11,617
Feb 20	$10,868	$12,056	$11,778
Mar 20	$10,641	$11,985	$11,571
Apr 20	$11,005	$12,198	$11,893
May 20	$11,062	$12,255	$11,929
Jun 20	$11,203	$12,332	$12,062
Jul 20	$11,485	$12,517	$12,339
Aug 20	$11,616	$12,416	$12,474
Sep 20	$11,585	$12,409	$12,428
Oct 20	$11,516	$12,353	$12,347
Nov 20	$11,640	$12,475	$12,486
Dec 20	$11,785	$12,492	$12,629
Jan 21	$11,846	$12,402	$12,671
Feb 21	$11,653	$12,223	$12,467
Mar 21	$11,660	$12,071	$12,443
Apr 21	$11,822	$12,166	$12,617
May 21	$11,941	$12,206	$12,770
Jun 21	$12,013	$12,291	$12,847
Jul 21	$12,301	$12,429	$13,190
Aug 21	$12,286	$12,405	$13,167
Sep 21	$12,200	$12,298	$13,073
Oct 21	$12,305	$12,294	$13,221
Nov 21	$12,396	$12,331	$13,339
Dec 21	$12,428	$12,299	$13,381
Jan 22	$12,161	$12,034	$13,111
Feb 22	$12,272	$11,900	$13,223
Mar 22	$12,091	$11,569	$12,977
Apr 22	$11,836	$11,130	$12,712
May 22	$11,734	$11,202	$12,585
Jun 22	$11,331	$11,026	$12,187
Jul 22	$11,842	$11,296	$12,718
Aug 22	$11,530	$10,977	$12,380
Sep 22	$10,746	$10,502	$11,560
Oct 22	$10,862	$10,366	$11,704
Nov 22	$11,104	$10,748	$11,918
Dec 22	$10,973	$10,699	$11,796
Jan 23	$11,219	$11,028	$12,012
Feb 23	$11,080	$10,743	$11,848
Mar 23	$11,390	$11,016	$12,190
Apr 23	$11,396	$11,083	$12,203
May 23	$11,254	$10,962	$12,057
Jun 23	$11,208	$10,923	$12,017
Jul 23	$11,226	$10,915	$12,032
Aug 23	$11,110	$10,846	$11,924
Sep 23	$10,883	$10,570	$11,704
Oct 23	$10,792	$10,403	$11,620
Nov 23	$11,098	$10,874	$11,934
Dec 23	$11,351	$11,291	$12,256
Jan 24	$11,411	$11,260	$12,277
Feb 24	$11,291	$11,101	$12,146
Mar 24	$11,371	$11,203	$12,246
Apr 24	$11,204	$10,920	$12,039
May 24	$11,378	$11,105	$12,246
Jun 24	$11,458	$11,210	$12,342
Jul 24	$11,668	$11,472	$12,562
Aug 24	$11,752	$11,637	$12,661
Sep 24	$11,920	$11,793	$12,851
Oct 24	$11,692	$11,500	$12,620
Nov 24	$11,757	$11,622	$12,681
Dec 24	$11,534	$11,432	$12,481

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	1.61%	1.77%	1.85%
Investor A Shares (with sales charge)...
	(2.46)	0.94	1.44
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities and a decrease in average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Annual Shareholder Report — December 31, 2024

BPRAX-12/24-AR

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$210	2.09%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor C Shares returned 0.92%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$10,288	$10,210	$10,315
Feb 15	$10,183	$10,114	$10,191
Mar 15	$10,135	$10,161	$10,142
Apr 15	$10,192	$10,124	$10,217
May 15	$10,106	$10,100	$10,133
Jun 15	$9,990	$9,990	$10,034
Jul 15	$9,990	$10,059	$10,055
Aug 15	$9,868	$10,045	$9,978
Sep 15	$9,782	$10,113	$9,920
Oct 15	$9,821	$10,114	$9,945
Nov 15	$9,792	$10,088	$9,935
Dec 15	$9,692	$10,055	$9,856
Jan 16	$9,790	$10,193	$10,003
Feb 16	$9,868	$10,266	$10,114
Mar 16	$10,025	$10,360	$10,296
Apr 16	$10,065	$10,400	$10,331
May 16	$9,986	$10,402	$10,258
Jun 16	$10,175	$10,589	$10,471
Jul 16	$10,259	$10,656	$10,562
Aug 16	$10,215	$10,644	$10,515
Sep 16	$10,255	$10,638	$10,572
Oct 16	$10,215	$10,556	$10,530
Nov 16	$10,037	$10,307	$10,328
Dec 16	$9,997	$10,321	$10,318
Jan 17	$10,076	$10,341	$10,405
Feb 17	$10,116	$10,411	$10,454
Mar 17	$10,107	$10,405	$10,448
Apr 17	$10,153	$10,486	$10,510
May 17	$10,145	$10,567	$10,505
Jun 17	$10,036	$10,556	$10,406
Jul 17	$10,069	$10,601	$10,452
Aug 17	$10,141	$10,696	$10,563
Sep 17	$10,081	$10,645	$10,496
Oct 17	$10,098	$10,652	$10,518
Nov 17	$10,112	$10,638	$10,532
Dec 17	$10,194	$10,687	$10,628
Jan 18	$10,123	$10,564	$10,537
Feb 18	$10,023	$10,464	$10,435
Mar 18	$10,118	$10,531	$10,544
Apr 18	$10,096	$10,452	$10,538
May 18	$10,123	$10,527	$10,583
Jun 18	$10,147	$10,514	$10,625
Jul 18	$10,092	$10,516	$10,574
Aug 18	$10,132	$10,584	$10,651
Sep 18	$10,010	$10,516	$10,538
Oct 18	$9,847	$10,433	$10,387
Nov 18	$9,873	$10,495	$10,437
Dec 18	$9,914	$10,688	$10,494
Jan 19	$10,058	$10,801	$10,635
Feb 19	$10,047	$10,795	$10,634
Mar 19	$10,202	$11,003	$10,829
Apr 19	$10,230	$11,005	$10,865
May 19	$10,368	$11,201	$11,045
Jun 19	$10,440	$11,341	$11,139
Jul 19	$10,477	$11,366	$11,179
Aug 19	$10,696	$11,661	$11,445
Sep 19	$10,520	$11,599	$11,289
Oct 19	$10,551	$11,634	$11,318
Nov 19	$10,561	$11,628	$11,335
Dec 19	$10,624	$11,620	$11,378
Jan 20	$10,802	$11,843	$11,617
Feb 20	$10,917	$12,056	$11,778
Mar 20	$10,669	$11,985	$11,571
Apr 20	$11,040	$12,198	$11,893
May 20	$11,079	$12,255	$11,929
Jun 20	$11,215	$12,332	$12,062
Jul 20	$11,498	$12,517	$12,339
Aug 20	$11,614	$12,416	$12,474
Sep 20	$11,574	$12,409	$12,428
Oct 20	$11,494	$12,353	$12,347
Nov 20	$11,616	$12,475	$12,486
Dec 20	$11,744	$12,492	$12,629
Jan 21	$11,807	$12,402	$12,671
Feb 21	$11,607	$12,223	$12,467
Mar 21	$11,605	$12,071	$12,443
Apr 21	$11,764	$12,166	$12,617
May 21	$11,877	$12,206	$12,770
Jun 21	$11,930	$12,291	$12,847
Jul 21	$12,217	$12,429	$13,190
Aug 21	$12,191	$12,405	$13,167
Sep 21	$12,092	$12,298	$13,073
Oct 21	$12,193	$12,294	$13,221
Nov 21	$12,278	$12,331	$13,339
Dec 21	$12,311	$12,299	$13,381
Jan 22	$12,025	$12,034	$13,111
Feb 22	$12,131	$11,900	$13,223
Mar 22	$11,956	$11,569	$12,977
Apr 22	$11,681	$11,130	$12,712
May 22	$11,584	$11,202	$12,585
Jun 22	$11,170	$11,026	$12,187
Jul 22	$11,673	$11,296	$12,718
Aug 22	$11,349	$10,977	$12,380
Sep 22	$10,577	$10,502	$11,560
Oct 22	$10,684	$10,366	$11,704
Nov 22	$10,910	$10,748	$11,918
Dec 22	$10,778	$10,699	$11,796
Jan 23	$11,019	$11,028	$12,012
Feb 23	$10,883	$10,743	$11,848
Mar 23	$11,188	$11,016	$12,190
Apr 23	$11,194	$11,083	$12,203
May 23	$11,054	$10,962	$12,057
Jun 23	$11,009	$10,923	$12,017
Jul 23	$11,026	$10,915	$12,032
Aug 23	$10,913	$10,846	$11,924
Sep 23	$10,689	$10,570	$11,704
Oct 23	$10,600	$10,403	$11,620
Nov 23	$10,901	$10,874	$11,934
Dec 23	$11,149	$11,291	$12,256
Jan 24	$11,208	$11,260	$12,277
Feb 24	$11,091	$11,101	$12,146
Mar 24	$11,169	$11,203	$12,246
Apr 24	$11,005	$10,920	$12,039
May 24	$11,175	$11,105	$12,246
Jun 24	$11,254	$11,210	$12,342
Jul 24	$11,461	$11,472	$12,562
Aug 24	$11,543	$11,637	$12,661
Sep 24	$11,708	$11,793	$12,851
Oct 24	$11,484	$11,500	$12,620
Nov 24	$11,549	$11,622	$12,681
Dec 24	$11,329	$11,432	$12,481

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	0.92%	1.00%	1.26%
Investor C Shares (with sales charge)...
	(0.06)	1.00	1.26
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities and a decrease in average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Annual Shareholder Report — December 31, 2024

BPRCX-12/24-AR

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$105	1.04%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class K Shares returned 1.98%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$10,303	$10,210	$10,315
Feb 15	$10,208	$10,114	$10,191
Mar 15	$10,161	$10,161	$10,142
Apr 15	$10,227	$10,124	$10,217
May 15	$10,152	$10,100	$10,133
Jun 15	$10,047	$9,990	$10,034
Jul 15	$10,057	$10,059	$10,055
Aug 15	$9,950	$10,045	$9,978
Sep 15	$9,866	$10,113	$9,920
Oct 15	$9,913	$10,114	$9,945
Nov 15	$9,904	$10,088	$9,935
Dec 15	$9,805	$10,055	$9,856
Jan 16	$9,911	$10,193	$10,003
Feb 16	$9,999	$10,266	$10,114
Mar 16	$10,173	$10,360	$10,296
Apr 16	$10,221	$10,400	$10,331
May 16	$10,153	$10,402	$10,258
Jun 16	$10,355	$10,589	$10,471
Jul 16	$10,449	$10,656	$10,562
Aug 16	$10,406	$10,644	$10,515
Sep 16	$10,466	$10,638	$10,572
Oct 16	$10,436	$10,556	$10,530
Nov 16	$10,255	$10,307	$10,328
Dec 16	$10,226	$10,321	$10,318
Jan 17	$10,324	$10,341	$10,405
Feb 17	$10,363	$10,411	$10,454
Mar 17	$10,373	$10,405	$10,448
Apr 17	$10,428	$10,486	$10,510
May 17	$10,430	$10,567	$10,505
Jun 17	$10,322	$10,556	$10,406
Jul 17	$10,364	$10,601	$10,452
Aug 17	$10,444	$10,696	$10,563
Sep 17	$10,395	$10,645	$10,496
Oct 17	$10,420	$10,652	$10,518
Nov 17	$10,444	$10,638	$10,532
Dec 17	$10,547	$10,687	$10,628
Jan 18	$10,477	$10,564	$10,537
Feb 18	$10,387	$10,464	$10,435
Mar 18	$10,487	$10,531	$10,544
Apr 18	$10,476	$10,452	$10,538
May 18	$10,513	$10,527	$10,583
Jun 18	$10,547	$10,514	$10,625
Jul 18	$10,503	$10,516	$10,574
Aug 18	$10,553	$10,584	$10,651
Sep 18	$10,435	$10,516	$10,538
Oct 18	$10,270	$10,433	$10,387
Nov 18	$10,305	$10,495	$10,437
Dec 18	$10,356	$10,688	$10,494
Jan 19	$10,510	$10,801	$10,635
Feb 19	$10,510	$10,795	$10,634
Mar 19	$10,685	$11,003	$10,829
Apr 19	$10,724	$11,005	$10,865
May 19	$10,875	$11,201	$11,045
Jun 19	$10,970	$11,341	$11,139
Jul 19	$11,017	$11,366	$11,179
Aug 19	$11,255	$11,661	$11,445
Sep 19	$11,076	$11,599	$11,289
Oct 19	$11,119	$11,634	$11,318
Nov 19	$11,140	$11,628	$11,335
Dec 19	$11,213	$11,620	$11,378
Jan 20	$11,413	$11,843	$11,617
Feb 20	$11,540	$12,056	$11,778
Mar 20	$11,291	$11,985	$11,571
Apr 20	$11,698	$12,198	$11,893
May 20	$11,748	$12,255	$11,929
Jun 20	$11,896	$12,332	$12,062
Jul 20	$12,213	$12,517	$12,339
Aug 20	$12,351	$12,416	$12,474
Sep 20	$12,321	$12,409	$12,428
Oct 20	$12,252	$12,353	$12,347
Nov 20	$12,386	$12,475	$12,486
Dec 20	$12,542	$12,492	$12,629
Jan 21	$12,606	$12,402	$12,671
Feb 21	$12,413	$12,223	$12,467
Mar 21	$12,414	$12,071	$12,443
Apr 21	$12,588	$12,166	$12,617
May 21	$12,729	$12,206	$12,770
Jun 21	$12,797	$12,291	$12,847
Jul 21	$13,116	$12,429	$13,190
Aug 21	$13,105	$12,405	$13,167
Sep 21	$13,007	$12,298	$13,073
Oct 21	$13,132	$12,294	$13,221
Nov 21	$13,231	$12,331	$13,339
Dec 21	$13,269	$12,299	$13,381
Jan 22	$12,980	$12,034	$13,111
Feb 22	$13,101	$11,900	$13,223
Mar 22	$12,914	$11,569	$12,977
Apr 22	$12,637	$11,130	$12,712
May 22	$12,546	$11,202	$12,585
Jun 22	$12,113	$11,026	$12,187
Jul 22	$12,669	$11,296	$12,718
Aug 22	$12,333	$10,977	$12,380
Sep 22	$11,505	$10,502	$11,560
Oct 22	$11,626	$10,366	$11,704
Nov 22	$11,883	$10,748	$11,918
Dec 22	$11,748	$10,699	$11,796
Jan 23	$12,020	$11,028	$12,012
Feb 23	$11,873	$10,743	$11,848
Mar 23	$12,203	$11,016	$12,190
Apr 23	$12,213	$11,083	$12,203
May 23	$12,066	$10,962	$12,057
Jun 23	$12,021	$10,923	$12,017
Jul 23	$12,044	$10,915	$12,032
Aug 23	$11,912	$10,846	$11,924
Sep 23	$11,675	$10,570	$11,704
Oct 23	$11,582	$10,403	$11,620
Nov 23	$11,910	$10,874	$11,934
Dec 23	$12,191	$11,291	$12,256
Jan 24	$12,254	$11,260	$12,277
Feb 24	$12,128	$11,101	$12,146
Mar 24	$12,214	$11,203	$12,246
Apr 24	$12,042	$10,920	$12,039
May 24	$12,230	$11,105	$12,246
Jun 24	$12,319	$11,210	$12,342
Jul 24	$12,545	$11,472	$12,562
Aug 24	$12,650	$11,637	$12,661
Sep 24	$12,819	$11,793	$12,851
Oct 24	$12,594	$11,500	$12,620
Nov 24	$12,654	$11,622	$12,681
Dec 24	$12,433	$11,432	$12,481

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.98%	2.09%	2.20%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities and a decrease in average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Annual Shareholder Report — December 31, 2024

BPLBX-12/24-AR

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.70%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 5.41%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$10,085	$10,190	$10,000
Feb 15	$10,140	$10,131	$10,000
Mar 15	$10,157	$10,173	$10,000
Apr 15	$10,148	$10,161	$10,001
May 15	$10,139	$10,143	$10,001
Jun 15	$10,078	$10,030	$10,001
Jul 15	$10,087	$10,088	$10,000
Aug 15	$10,045	$10,059	$10,002
Sep 15	$9,980	$10,098	$10,002
Oct 15	$10,039	$10,130	$10,001
Nov 15	$10,027	$10,093	$10,002
Dec 15	$9,970	$10,043	$10,005
Jan 16	$9,910	$10,154	$10,006
Feb 16	$9,857	$10,226	$10,008
Mar 16	$9,915	$10,351	$10,013
Apr 16	$9,998	$10,422	$10,015
May 16	$9,994	$10,430	$10,016
Jun 16	$10,050	$10,614	$10,020
Jul 16	$10,150	$10,701	$10,023
Aug 16	$10,179	$10,713	$10,025
Sep 16	$10,214	$10,715	$10,030
Oct 16	$10,232	$10,644	$10,032
Nov 16	$10,252	$10,405	$10,034
Dec 16	$10,330	$10,436	$10,038
Jan 17	$10,394	$10,472	$10,042
Feb 17	$10,471	$10,553	$10,047
Mar 17	$10,479	$10,550	$10,048
Apr 17	$10,499	$10,637	$10,055
May 17	$10,562	$10,719	$10,060
Jun 17	$10,584	$10,710	$10,069
Jul 17	$10,650	$10,764	$10,077
Aug 17	$10,693	$10,856	$10,087
Sep 17	$10,743	$10,818	$10,095
Oct 17	$10,778	$10,831	$10,104
Nov 17	$10,772	$10,815	$10,113
Dec 17	$10,834	$10,863	$10,124
Jan 18	$10,983	$10,758	$10,136
Feb 18	$10,924	$10,656	$10,146
Mar 18	$10,880	$10,710	$10,160
Apr 18	$10,844	$10,638	$10,173
May 18	$10,819	$10,696	$10,189
Jun 18	$10,792	$10,681	$10,206
Jul 18	$10,821	$10,703	$10,222
Aug 18	$10,828	$10,756	$10,240
Sep 18	$10,832	$10,710	$10,256
Oct 18	$10,794	$10,620	$10,274
Nov 18	$10,766	$10,668	$10,295
Dec 18	$10,784	$10,835	$10,314
Jan 19	$10,924	$10,984	$10,334
Feb 19	$10,952	$10,996	$10,352
Mar 19	$11,040	$11,195	$10,376
Apr 19	$11,130	$11,210	$10,395
May 19	$11,142	$11,382	$10,419
Jun 19	$11,326	$11,543	$10,442
Jul 19	$11,371	$11,578	$10,461
Aug 19	$11,415	$11,840	$10,482
Sep 19	$11,424	$11,788	$10,501
Oct 19	$11,479	$11,826	$10,521
Nov 19	$11,475	$11,824	$10,534
Dec 19	$11,606	$11,842	$10,549
Jan 20	$11,691	$12,054	$10,563
Feb 20	$11,705	$12,235	$10,579
Mar 20	$10,938	$11,996	$10,610
Apr 20	$11,209	$12,236	$10,610
May 20	$11,466	$12,350	$10,611
Jun 20	$11,627	$12,453	$10,612
Jul 20	$11,853	$12,672	$10,614
Aug 20	$11,955	$12,599	$10,615
Sep 20	$11,951	$12,576	$10,616
Oct 20	$11,958	$12,531	$10,617
Nov 20	$12,286	$12,695	$10,618
Dec 20	$12,443	$12,739	$10,619
Jan 21	$12,444	$12,659	$10,620
Feb 21	$12,503	$12,495	$10,621
Mar 21	$12,480	$12,350	$10,622
Apr 21	$12,537	$12,454	$10,622
May 21	$12,574	$12,501	$10,622
Jun 21	$12,599	$12,592	$10,622
Jul 21	$12,601	$12,719	$10,622
Aug 21	$12,639	$12,710	$10,623
Sep 21	$12,590	$12,602	$10,623
Oct 21	$12,575	$12,591	$10,623
Nov 21	$12,519	$12,607	$10,624
Dec 21	$12,562	$12,598	$10,625
Jan 22	$12,433	$12,322	$10,624
Feb 22	$12,303	$12,154	$10,625
Mar 22	$12,203	$11,828	$10,629
Apr 22	$12,142	$11,387	$10,630
May 22	$12,111	$11,449	$10,637
Jun 22	$11,877	$11,221	$10,640
Jul 22	$12,062	$11,503	$10,645
Aug 22	$11,963	$11,204	$10,662
Sep 22	$11,663	$10,721	$10,689
Oct 22	$11,645	$10,603	$10,706
Nov 22	$11,839	$10,999	$10,740
Dec 22	$11,853	$10,961	$10,779
Jan 23	$12,115	$11,301	$10,813
Feb 23	$11,972	$11,024	$10,848
Mar 23	$12,046	$11,282	$10,895
Apr 23	$12,092	$11,351	$10,929
May 23	$12,060	$11,233	$10,972
Jun 23	$12,094	$11,216	$11,022
Jul 23	$12,207	$11,227	$11,066
Aug 23	$12,164	$11,160	$11,116
Sep 23	$12,050	$10,893	$11,167
Oct 23	$12,017	$10,730	$11,217
Nov 23	$12,346	$11,213	$11,267
Dec 23	$12,714	$11,638	$11,320
Jan 24	$12,747	$11,610	$11,368
Feb 24	$12,697	$11,471	$11,415
Mar 24	$12,827	$11,584	$11,466
Apr 24	$12,647	$11,313	$11,515
May 24	$12,811	$11,500	$11,570
Jun 24	$12,919	$11,606	$11,618
Jul 24	$13,163	$11,869	$11,670
Aug 24	$13,303	$12,044	$11,725
Sep 24	$13,481	$12,209	$11,776
Oct 24	$13,282	$11,932	$11,821
Nov 24	$13,446	$12,057	$11,866
Dec 24	$13,402	$11,875	$11,914

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	5.41%	2.92%	2.97%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Annual Shareholder Report — December 31, 2024

BSIIX-12/24-AR

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$98	0.95%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 5.03%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$9,679	$10,190	$10,000
Feb 15	$9,730	$10,131	$10,000
Mar 15	$9,743	$10,173	$10,000
Apr 15	$9,732	$10,161	$10,001
May 15	$9,722	$10,143	$10,001
Jun 15	$9,660	$10,030	$10,001
Jul 15	$9,666	$10,088	$10,000
Aug 15	$9,624	$10,059	$10,002
Sep 15	$9,559	$10,098	$10,002
Oct 15	$9,613	$10,130	$10,001
Nov 15	$9,600	$10,093	$10,002
Dec 15	$9,543	$10,043	$10,005
Jan 16	$9,483	$10,154	$10,006
Feb 16	$9,430	$10,226	$10,008
Mar 16	$9,484	$10,351	$10,013
Apr 16	$9,551	$10,422	$10,015
May 16	$9,554	$10,430	$10,016
Jun 16	$9,605	$10,614	$10,020
Jul 16	$9,698	$10,701	$10,023
Aug 16	$9,724	$10,713	$10,025
Sep 16	$9,755	$10,715	$10,030
Oct 16	$9,769	$10,644	$10,032
Nov 16	$9,785	$10,405	$10,034
Dec 16	$9,857	$10,436	$10,038
Jan 17	$9,916	$10,472	$10,042
Feb 17	$9,988	$10,553	$10,047
Mar 17	$9,993	$10,550	$10,048
Apr 17	$10,010	$10,637	$10,055
May 17	$10,057	$10,719	$10,060
Jun 17	$10,086	$10,710	$10,069
Jul 17	$10,146	$10,764	$10,077
Aug 17	$10,174	$10,856	$10,087
Sep 17	$10,230	$10,818	$10,095
Oct 17	$10,261	$10,831	$10,104
Nov 17	$10,253	$10,815	$10,113
Dec 17	$10,310	$10,863	$10,124
Jan 18	$10,449	$10,758	$10,136
Feb 18	$10,380	$10,656	$10,146
Mar 18	$10,346	$10,710	$10,160
Apr 18	$10,310	$10,638	$10,173
May 18	$10,283	$10,696	$10,189
Jun 18	$10,256	$10,681	$10,206
Jul 18	$10,281	$10,703	$10,222
Aug 18	$10,284	$10,756	$10,240
Sep 18	$10,286	$10,710	$10,256
Oct 18	$10,247	$10,620	$10,274
Nov 18	$10,218	$10,668	$10,295
Dec 18	$10,222	$10,835	$10,314
Jan 19	$10,353	$10,984	$10,334
Feb 19	$10,376	$10,996	$10,352
Mar 19	$10,468	$11,195	$10,376
Apr 19	$10,540	$11,210	$10,395
May 19	$10,560	$11,382	$10,419
Jun 19	$10,731	$11,543	$10,442
Jul 19	$10,772	$11,578	$10,461
Aug 19	$10,811	$11,840	$10,482
Sep 19	$10,816	$11,788	$10,501
Oct 19	$10,866	$11,826	$10,521
Nov 19	$10,860	$11,824	$10,534
Dec 19	$10,981	$11,842	$10,549
Jan 20	$11,048	$12,054	$10,563
Feb 20	$11,070	$12,235	$10,579
Mar 20	$10,331	$11,996	$10,610
Apr 20	$10,595	$12,236	$10,610
May 20	$10,824	$12,350	$10,611
Jun 20	$10,985	$12,453	$10,612
Jul 20	$11,185	$12,672	$10,614
Aug 20	$11,290	$12,599	$10,615
Sep 20	$11,283	$12,576	$10,616
Oct 20	$11,276	$12,531	$10,617
Nov 20	$11,594	$12,695	$10,618
Dec 20	$11,739	$12,739	$10,619
Jan 21	$11,737	$12,659	$10,620
Feb 21	$11,791	$12,495	$10,621
Mar 21	$11,754	$12,350	$10,622
Apr 21	$11,805	$12,454	$10,622
May 21	$11,848	$12,501	$10,622
Jun 21	$11,870	$12,592	$10,622
Jul 21	$11,857	$12,719	$10,622
Aug 21	$11,902	$12,710	$10,623
Sep 21	$11,852	$12,602	$10,623
Oct 21	$11,835	$12,591	$10,623
Nov 21	$11,780	$12,607	$10,624
Dec 21	$11,817	$12,598	$10,625
Jan 22	$11,693	$12,322	$10,624
Feb 22	$11,556	$12,154	$10,625
Mar 22	$11,472	$11,828	$10,629
Apr 22	$11,400	$11,387	$10,630
May 22	$11,379	$11,449	$10,637
Jun 22	$11,157	$11,221	$10,640
Jul 22	$11,328	$11,503	$10,645
Aug 22	$11,232	$11,204	$10,662
Sep 22	$10,948	$10,721	$10,689
Oct 22	$10,928	$10,603	$10,706
Nov 22	$11,108	$10,999	$10,740
Dec 22	$11,119	$10,961	$10,779
Jan 23	$11,362	$11,301	$10,813
Feb 23	$11,213	$11,024	$10,848
Mar 23	$11,281	$11,282	$10,895
Apr 23	$11,321	$11,351	$10,929
May 23	$11,289	$11,233	$10,972
Jun 23	$11,331	$11,216	$11,022
Jul 23	$11,422	$11,227	$11,066
Aug 23	$11,391	$11,160	$11,116
Sep 23	$11,283	$10,893	$11,167
Oct 23	$11,237	$10,730	$11,217
Nov 23	$11,554	$11,213	$11,267
Dec 23	$11,897	$11,638	$11,320
Jan 24	$11,925	$11,610	$11,368
Feb 24	$11,876	$11,471	$11,415
Mar 24	$11,995	$11,584	$11,466
Apr 24	$11,824	$11,313	$11,515
May 24	$11,962	$11,500	$11,570
Jun 24	$12,073	$11,606	$11,618
Jul 24	$12,298	$11,869	$11,670
Aug 24	$12,427	$12,044	$11,725
Sep 24	$12,577	$12,209	$11,776
Oct 24	$12,402	$11,932	$11,821
Nov 24	$12,539	$12,057	$11,866
Dec 24	$12,495	$11,875	$11,914

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	5.03%	2.62%	2.67%
Investor A Shares (with sales charge)...
	0.83	1.78	2.25
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Annual Shareholder Report — December 31, 2024

BASIX-12/24-AR

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.68%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor C Shares returned 4.27%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$10,077	$10,190	$10,000
Feb 15	$10,123	$10,131	$10,000
Mar 15	$10,131	$10,173	$10,000
Apr 15	$10,113	$10,161	$10,001
May 15	$10,096	$10,143	$10,001
Jun 15	$10,026	$10,030	$10,001
Jul 15	$10,026	$10,088	$10,000
Aug 15	$9,975	$10,059	$10,002
Sep 15	$9,912	$10,098	$10,002
Oct 15	$9,951	$10,130	$10,001
Nov 15	$9,932	$10,093	$10,002
Dec 15	$9,867	$10,043	$10,005
Jan 16	$9,798	$10,154	$10,006
Feb 16	$9,738	$10,226	$10,008
Mar 16	$9,787	$10,351	$10,013
Apr 16	$9,861	$10,422	$10,015
May 16	$9,848	$10,430	$10,016
Jun 16	$9,894	$10,614	$10,020
Jul 16	$9,984	$10,701	$10,023
Aug 16	$10,004	$10,713	$10,025
Sep 16	$10,029	$10,715	$10,030
Oct 16	$10,038	$10,644	$10,032
Nov 16	$10,049	$10,405	$10,034
Dec 16	$10,116	$10,436	$10,038
Jan 17	$10,170	$10,472	$10,042
Feb 17	$10,238	$10,553	$10,047
Mar 17	$10,237	$10,550	$10,048
Apr 17	$10,248	$10,637	$10,055
May 17	$10,300	$10,719	$10,060
Jun 17	$10,313	$10,710	$10,069
Jul 17	$10,368	$10,764	$10,077
Aug 17	$10,401	$10,856	$10,087
Sep 17	$10,440	$10,818	$10,095
Oct 17	$10,465	$10,831	$10,104
Nov 17	$10,462	$10,815	$10,113
Dec 17	$10,502	$10,863	$10,124
Jan 18	$10,638	$10,758	$10,136
Feb 18	$10,572	$10,656	$10,146
Mar 18	$10,520	$10,710	$10,160
Apr 18	$10,477	$10,638	$10,173
May 18	$10,443	$10,696	$10,189
Jun 18	$10,409	$10,681	$10,206
Jul 18	$10,428	$10,703	$10,222
Aug 18	$10,425	$10,756	$10,240
Sep 18	$10,421	$10,710	$10,256
Oct 18	$10,375	$10,620	$10,274
Nov 18	$10,350	$10,668	$10,295
Dec 18	$10,348	$10,835	$10,314
Jan 19	$10,474	$10,984	$10,334
Feb 19	$10,491	$10,996	$10,352
Mar 19	$10,567	$11,195	$10,376
Apr 19	$10,644	$11,210	$10,395
May 19	$10,647	$11,382	$10,419
Jun 19	$10,813	$11,543	$10,442
Jul 19	$10,847	$11,578	$10,461
Aug 19	$10,880	$11,840	$10,482
Sep 19	$10,879	$11,788	$10,501
Oct 19	$10,922	$11,826	$10,521
Nov 19	$10,909	$11,824	$10,534
Dec 19	$11,024	$11,842	$10,549
Jan 20	$11,085	$12,054	$10,563
Feb 20	$11,100	$12,235	$10,579
Mar 20	$10,363	$11,996	$10,610
Apr 20	$10,611	$12,236	$10,610
May 20	$10,845	$12,350	$10,611
Jun 20	$10,989	$12,453	$10,612
Jul 20	$11,193	$12,672	$10,614
Aug 20	$11,280	$12,599	$10,615
Sep 20	$11,266	$12,576	$10,616
Oct 20	$11,264	$12,531	$10,617
Nov 20	$11,564	$12,695	$10,618
Dec 20	$11,701	$12,739	$10,619
Jan 21	$11,692	$12,659	$10,620
Feb 21	$11,739	$12,495	$10,621
Mar 21	$11,696	$12,350	$10,622
Apr 21	$11,751	$12,454	$10,622
May 21	$11,776	$12,501	$10,622
Jun 21	$11,790	$12,592	$10,622
Jul 21	$11,770	$12,719	$10,622
Aug 21	$11,808	$12,710	$10,623
Sep 21	$11,752	$12,602	$10,623
Oct 21	$11,728	$12,591	$10,623
Nov 21	$11,666	$12,607	$10,624
Dec 21	$11,696	$12,598	$10,625
Jan 22	$11,566	$12,322	$10,624
Feb 22	$11,436	$12,154	$10,625
Mar 22	$11,333	$11,828	$10,629
Apr 22	$11,267	$11,387	$10,630
May 22	$11,241	$11,449	$10,637
Jun 22	$11,003	$11,221	$10,640
Jul 22	$11,165	$11,503	$10,645
Aug 22	$11,064	$11,204	$10,662
Sep 22	$10,789	$10,721	$10,689
Oct 22	$10,752	$10,603	$10,706
Nov 22	$10,934	$10,999	$10,740
Dec 22	$10,938	$10,961	$10,779
Jan 23	$11,177	$11,301	$10,813
Feb 23	$11,031	$11,024	$10,848
Mar 23	$11,097	$11,282	$10,895
Apr 23	$11,137	$11,351	$10,929
May 23	$11,105	$11,233	$10,972
Jun 23	$11,146	$11,216	$11,022
Jul 23	$11,236	$11,227	$11,066
Aug 23	$11,206	$11,160	$11,116
Sep 23	$11,099	$10,893	$11,167
Oct 23	$11,054	$10,730	$11,217
Nov 23	$11,366	$11,213	$11,267
Dec 23	$11,703	$11,638	$11,320
Jan 24	$11,731	$11,610	$11,368
Feb 24	$11,682	$11,471	$11,415
Mar 24	$11,800	$11,584	$11,466
Apr 24	$11,631	$11,313	$11,515
May 24	$11,767	$11,500	$11,570
Jun 24	$11,876	$11,606	$11,618
Jul 24	$12,098	$11,869	$11,670
Aug 24	$12,224	$12,044	$11,725
Sep 24	$12,372	$12,209	$11,776
Oct 24	$12,200	$11,932	$11,821
Nov 24	$12,335	$12,057	$11,866
Dec 24	$12,291	$11,875	$11,914

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	4.27%	1.90%	2.08%
Investor C Shares (with sales charge)...
	3.27	1.90	2.08
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Annual Shareholder Report — December 31, 2024

BSICX-12/24-AR

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$62	0.61%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class K Shares returned 5.39%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$10,085	$10,190	$10,000
Feb 15	$10,140	$10,131	$10,000
Mar 15	$10,157	$10,173	$10,000
Apr 15	$10,148	$10,161	$10,001
May 15	$10,139	$10,143	$10,001
Jun 15	$10,078	$10,030	$10,001
Jul 15	$10,087	$10,088	$10,000
Aug 15	$10,045	$10,059	$10,002
Sep 15	$9,980	$10,098	$10,002
Oct 15	$10,039	$10,130	$10,001
Nov 15	$10,027	$10,093	$10,002
Dec 15	$9,970	$10,043	$10,005
Jan 16	$9,910	$10,154	$10,006
Feb 16	$9,857	$10,226	$10,008
Mar 16	$9,926	$10,351	$10,013
Apr 16	$9,999	$10,422	$10,015
May 16	$10,005	$10,430	$10,016
Jun 16	$10,052	$10,614	$10,020
Jul 16	$10,162	$10,701	$10,023
Aug 16	$10,193	$10,713	$10,025
Sep 16	$10,228	$10,715	$10,030
Oct 16	$10,246	$10,644	$10,032
Nov 16	$10,256	$10,405	$10,034
Dec 16	$10,345	$10,436	$10,038
Jan 17	$10,400	$10,472	$10,042
Feb 17	$10,488	$10,553	$10,047
Mar 17	$10,497	$10,550	$10,048
Apr 17	$10,518	$10,637	$10,055
May 17	$10,571	$10,719	$10,060
Jun 17	$10,604	$10,710	$10,069
Jul 17	$10,660	$10,764	$10,077
Aug 17	$10,704	$10,856	$10,087
Sep 17	$10,766	$10,818	$10,095
Oct 17	$10,801	$10,831	$10,104
Nov 17	$10,797	$10,815	$10,113
Dec 17	$10,860	$10,863	$10,124
Jan 18	$10,999	$10,758	$10,136
Feb 18	$10,941	$10,656	$10,146
Mar 18	$10,897	$10,710	$10,160
Apr 18	$10,873	$10,638	$10,173
May 18	$10,838	$10,696	$10,189
Jun 18	$10,812	$10,681	$10,206
Jul 18	$10,853	$10,703	$10,222
Aug 18	$10,860	$10,756	$10,240
Sep 18	$10,865	$10,710	$10,256
Oct 18	$10,828	$10,620	$10,274
Nov 18	$10,801	$10,668	$10,295
Dec 18	$10,808	$10,835	$10,314
Jan 19	$10,950	$10,984	$10,334
Feb 19	$10,978	$10,996	$10,352
Mar 19	$11,078	$11,195	$10,376
Apr 19	$11,158	$11,210	$10,395
May 19	$11,182	$11,382	$10,419
Jun 19	$11,367	$11,543	$10,442
Jul 19	$11,413	$11,578	$10,461
Aug 19	$11,459	$11,840	$10,482
Sep 19	$11,468	$11,788	$10,501
Oct 19	$11,524	$11,826	$10,521
Nov 19	$11,521	$11,824	$10,534
Dec 19	$11,653	$11,842	$10,549
Jan 20	$11,728	$12,054	$10,563
Feb 20	$11,754	$12,235	$10,579
Mar 20	$10,974	$11,996	$10,610
Apr 20	$11,258	$12,236	$10,610
May 20	$11,505	$12,350	$10,611
Jun 20	$11,680	$12,453	$10,612
Jul 20	$11,895	$12,672	$10,614
Aug 20	$12,010	$12,599	$10,615
Sep 20	$12,007	$12,576	$10,616
Oct 20	$12,004	$12,531	$10,617
Nov 20	$12,345	$12,695	$10,618
Dec 20	$12,503	$12,739	$10,619
Jan 21	$12,506	$12,659	$10,620
Feb 21	$12,566	$12,495	$10,621
Mar 21	$12,531	$12,350	$10,622
Apr 21	$12,590	$12,454	$10,622
May 21	$12,639	$12,501	$10,622
Jun 21	$12,666	$12,592	$10,622
Jul 21	$12,656	$12,719	$10,622
Aug 21	$12,708	$12,710	$10,623
Sep 21	$12,660	$12,602	$10,623
Oct 21	$12,645	$12,591	$10,623
Nov 21	$12,590	$12,607	$10,624
Dec 21	$12,634	$12,598	$10,625
Jan 22	$12,506	$12,322	$10,624
Feb 22	$12,363	$12,154	$10,625
Mar 22	$12,277	$11,828	$10,629
Apr 22	$12,216	$11,387	$10,630
May 22	$12,185	$11,449	$10,637
Jun 22	$11,951	$11,221	$10,640
Jul 22	$12,138	$11,503	$10,645
Aug 22	$12,039	$11,204	$10,662
Sep 22	$11,739	$10,721	$10,689
Oct 22	$11,721	$10,603	$10,706
Nov 22	$11,917	$10,999	$10,740
Dec 22	$11,932	$10,961	$10,779
Jan 23	$12,196	$11,301	$10,813
Feb 23	$12,040	$11,024	$10,848
Mar 23	$12,116	$11,282	$10,895
Apr 23	$12,163	$11,351	$10,929
May 23	$12,132	$11,233	$10,972
Jun 23	$12,180	$11,216	$11,022
Jul 23	$12,282	$11,227	$11,066
Aug 23	$12,253	$11,160	$11,116
Sep 23	$12,139	$10,893	$11,167
Oct 23	$12,094	$10,730	$11,217
Nov 23	$12,439	$11,213	$11,267
Dec 23	$12,810	$11,638	$11,320
Jan 24	$12,845	$11,610	$11,368
Feb 24	$12,795	$11,471	$11,415
Mar 24	$12,927	$11,584	$11,466
Apr 24	$12,747	$11,313	$11,515
May 24	$12,899	$11,500	$11,570
Jun 24	$13,022	$11,606	$11,618
Jul 24	$13,269	$11,869	$11,670
Aug 24	$13,412	$12,044	$11,725
Sep 24	$13,577	$12,209	$11,776
Oct 24	$13,392	$11,932	$11,821
Nov 24	$13,558	$12,057	$11,866
Dec 24	$13,501	$11,875	$11,914

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	5.39%	2.99%	3.05%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Annual Shareholder Report — December 31, 2024

BSIKX-12/24-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$30,294	$30,294	$0	$0	$22,900	$22,900	$0	$407
BlackRock Strategic Income Opportunities Portfolio	$121,176	$121,176	$0	$6,500	$33,300	$33,300	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$22,900	$23,307
BlackRock Strategic Income Opportunities Portfolio	$33,300	$40,207

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
December 31, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.08%,
05/17/41
(a) (b)
............... USD 2,650 $ 2,650,581
United States — 3.4%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,914,081
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,934,515
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,314,810
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,887,804
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,694,168
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,754,896
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,842 3,620,363
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,631 3,199,591
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 836 766,027
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,710,543
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 729 664,283
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,606,907
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,310,615
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 954,547
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,769,664
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,135,645
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,596,224
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,853,344
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,942,192
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,663,182
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,318,956
61,612,357
Total Asset-Backed Securities — 3.6%
(Cost: $ 68,714,574 ) .............................. 64,262,938
Security
Shares
Shares Value
Common Stocks
China — 0.0%
Sunac China Holdings Ltd. ....... 23,520 $ 5,875
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A
(c)
..................... 20,000 348,200
Invitation Homes, Inc. ........... 15,000 479,550
827,750
Total Common Stocks — 0.1%
(Cost: $ 1,308,083 ) .............................. 833,625
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
(d)(e)(f)
China Aoyuan Group Ltd. , 6.20%
,
03/24/26 ................. USD 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88%
,
01/09/23 ........... 345 7,762
KWG Group Holdings Ltd. , 5.95%
,
08/10/25 ................. 545 47,687
Powerlong Real Estate Holdings Ltd. ,
6.25%
,
08/10/24 ............ 345 32,775
Sunac China Holdings Ltd.
(g)
6.00% , ( 6.00 % Cash or 6.00 % PIK),
09/30/26 ............... 51 6,517
6.25% , ( 6.25 % Cash or 6.25 % PIK),
09/30/27 ............... 51 6,105
6.50% , ( 6.50 % Cash or 6.50 % PIK),
09/30/27 ............... 103 11,676
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28 ............... 155 16,682
7.25% , ( 7.25 % Cash or 7.25 % PIK),
09/30/30 ............... 73 7,049
7.00% , ( 7.00 % Cash or 7.00 % PIK),
07/01/43 ............... 155 15,847
Yango Justice International Ltd. , 8.25%
,
11/25/24 .................. 545 681
Yuzhou Group Holdings Co. Ltd. ,
6.35%
,
01/13/27 ............ 345 25,013
185,969
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63%
,
07/17/27
(f)
................. 545 525,244
Luxembourg — 0.1%
Petroleos Mexicanos , 7.50%
,
03/31/26
(a)
................ 1,934 1,931,582
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85%
,
01/27/28
(f)
................. 545 515,875
MGM China Holdings Ltd. , 4.75%
,
02/01/27
(f)
................. 545 527,800
Studio City Finance Ltd. , 5.00%
,
01/15/29
(a)
................ 545 494,419
1,538,094
Total Corporate Bonds — 0.2%
(Cost: $ 6,727,447 ) .............................. 4,180,889

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Supranational — 0.9%
European Union
(f)
2.50% , 10/04/52 ............ EUR 1,680 $ 1,474,132
Series NGEU , 3.00% , 03/04/53 .. 15,405 14,901,211
16,375,343
Total Foreign Agency Obligations — 0.9%
(Cost: $ 16,479,900 ) .............................. 16,375,343
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (f)
................ 4,492 4,444,093
Brazil — 0.5%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 1,918,047
6.13% , 03/15/34 ............ USD 4,034 3,759,688
10.00% , 01/01/35 ........... BRL 23 2,744,052
8,421,787
Germany — 0.2%
Bundesrepublik Deutschland
Bundesanleihe , 2.50%
,
08/15/54
(f)
EUR 3,748 3,802,774
Israel — 0.0%
State of Israel Government Bond ,
5.75%
,
03/12/54 ............ USD 1,080 988,875
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 859,700 4,953,854
Mexico — 0.7%
United Mexican States
8.50% , 03/01/29 ............ MXN 465 2,119,144
8.50% , 05/31/29 ............ 930 4,228,532
3.50% , 02/12/34 ............ USD 1,834 1,459,749
7.75% , 11/23/34 ............ MXN 165 661,905
6.35% , 02/09/35 ............ USD 3,650 3,567,875
12,037,205
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(f)
................. GBP 6,863 7,605,061
Total Foreign Government Obligations — 2.3%
(Cost: $ 47,689,717 ) .............................. 42,253,649
Shares
Shares
Investment Companies
(h)
iShares 0-5 Year High Yield Corporate
Bond ETF ................. 109,800 4,678,578
iShares Residential and Multisector
Real Estate ETF ............ 32,341 2,620,268
Total Investment Companies — 0.4%
(Cost: $ 7,666,111 ) ............................... 7,298,846
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... USD 2,568 $ 2,527,813
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 5,076 5,053,665
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 3,108 2,506,665
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,379 1,337,720
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 752 748,522
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,677 2,945,574
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,253 1,249,034
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 3,577 3,553,003
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 955 960,435
20,882,431
Commercial Mortgage-Backed Securities — 1 .4%
United States — 1.4%
(a)(b)
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.75%,
08/15/39 ................. 580 582,876
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.29%, 07/15/41 ............ 585 586,463
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 843,824
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 117,722
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.09%, 08/15/39 ... 790 795,439
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 05/15/34 ... 1,974 1,975,246
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.04%, 05/15/41 ... 1,773 1,781,064
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.54%, 02/15/39 ... 1,016 1,017,020
BX Trust, Series 2024-VLT4, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.89%, 07/15/29 . 1,990 1,998,084
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 6.24%, 06/15/41 ....... 870 870,028
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 6.04%,
08/15/41 ................. 330 331,650

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37 .. USD 345 $ 348,984
ELM Trust
Series 2024-ELM, Class A10,
5.80%, 06/10/39 .......... 700 706,760
Series 2024-ELM, Class A15,
5.80%, 06/10/39 .......... 700 706,760
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 5.89%, 07/15/38 ... 2,642 2,644,024
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 6.21%, 07/15/38 ... 370 370,395
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 07/15/38 ... 569 570,413
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.09%, 05/15/41 ....... 1,940 1,947,275
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.94%, 05/15/37 ....... 780 780,244
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 06/15/41 ....... 870 871,631
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.66%, 10/15/36 ............ 430 423,550
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 6.02%, 06/15/39 ....... 830 830,259
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.99%, 06/15/39 . 1,320 1,321,650
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.39%, 08/15/29 . 453 455,951
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 5.76%, 01/15/36 ....... 385 361,900
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.29%, 06/15/39 . 1,000 999,999
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.31%, 07/15/35 ............ 293 293,690
24,532,901
Total Non-Agency Mortgage-Backed Securities — 2.5%
(Cost: $ 45,238,541 ) .............................. 45,415,332
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.8%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62 , Class B ,
3.88% , 01/25/50 ........ USD 2,500 $ 2,440,355
Series 2017-K65 , Class B ,
4.08% , 07/25/50 ........ 2,000 1,944,817
Series 2018-K73 , Class B ,
3.85% , 02/25/51 ........ 1,350 1,300,156
Series 2018-K82 , Class B ,
4.13% , 09/25/28 ........ 2,043 1,956,275
Series 2018-K83 , Class B ,
4.28% , 11/25/51 ........ 2,000 1,917,849
Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28 ........ 696 622,632
Series 2019-K91 , Class B ,
4.26% , 04/25/51 ........ 2,000 1,905,828
Series 2019-K94 , Class B ,
3.96% , 07/25/52 ........ 2,000 1,866,286
Series 2020-K737 , Class B ,
3.33% , 01/25/53 ........ 932 900,116
14,854,314
Mortgage-Backed Securities — 4.0%
Uniform Mortgage-Backed Securities
(j)
5.00% , 01/25/55 .......... 20,235 19,527,886
5.50% , 01/25/55 .......... 24,258 23,936,379
6.00% , 01/25/55 .......... 28,196 28,325,464
71,789,729
Total U.S. Government Sponsored Agency Securities
—
4 .8%
(Cost: $ 88,475,120 ) .............................. 86,644,043
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 02/15/49 ............ 6,350 4,619,890
4.50% , 11/15/54 ............ 2,390 2,278,693
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 ............ 26,325 26,326,554
2.38% , 01/15/27 ............ 25,106 25,343,852
1.75% , 01/15/28 ............ 21,961 21,799,629
3.63% , 04/15/28 ............ 22,638 23,755,553
2.50% , 01/15/29 ............ 20,735 21,098,194
3.88% , 04/15/29 ............ 24,379 26,145,650
3.38% , 04/15/32 ............ 9,772 10,576,181
2.13% , 02/15/40 - 02/15/54 ..... 55,479 52,561,266
0.75% , 02/15/42 - 02/15/45
(k)
.... 59,575 44,257,264
0.63% , 02/15/43 ............ 23,228 17,005,908
1.38% , 02/15/44
(k)
........... 31,599 26,279,972
1.00% , 02/15/46 - 02/15/49 ..... 41,492 30,764,000
0.88% , 02/15/47 ............ 22,080 15,963,228
0.25% , 02/15/50 ............ 25,839 15,057,234
0.13% , 02/15/51 - 02/15/52 ..... 40,654 22,194,068
1.50% , 02/15/53 ............ 24,781 19,839,636
U.S. Treasury Inflation Linked Notes
0.63% , 01/15/26 - 07/15/32 ..... 119,037 111,173,801
0.13% , 04/15/26 - 01/15/32 ..... 502,468 462,825,994
0.38% , 01/15/27 - 07/15/27 ..... 95,685 92,541,857
1.63% , 10/15/27 ............ 61,864 61,491,098
0.50% , 01/15/28 ............ 51,589 49,316,279
1.25% , 04/15/28 ............ 58,857 57,343,368
0.75% , 07/15/28 ............ 44,306 42,553,760
2.38% , 10/15/28
(l)
........... 60,161 61,092,074
0.88% , 01/15/29 ............ 39,752 37,952,606
2.13% , 04/15/29
(l)
........... 61,845 61,919,992

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.25% , 07/15/29 ............ USD 46,963 $ 43,494,213
1.63% , 10/15/29
(l)
........... 54,047 53,139,303
1.13% , 01/15/33 ............ 66,543 61,200,260
1.38% , 07/15/33 ............ 67,029 62,700,958
1.75% , 01/15/34
(l) (m)
.......... 70,724 67,801,908
1.88% , 07/15/34
(l)
........... 72,587 70,336,656
Total U.S. Treasury Obligations — 99.8%
(Cost: $ 1,900,741,736 ) ........................... 1,802,750,899
Total Long-Term Investments — 114 .6%
(Cost: $ 2,183,041,229 ) ........................... 2,070,015,564
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.36%
(h) (n)
.... 5,480,467 5,480,467
Total Short-Term Securities — 0 .3%
(Cost: $ 5,480,467 ) .............................. 5,480,467
Security
Shares
Shares Value
Total Options Purchased — 0 .1%
(Cost: $ 2,957,128 ) .............................. $ 1,592,600
Total Investments Before Options Written and TBA Sale
Commitments — 115.0%
(Cost: $ 2,191,478,824 ) ........................... 2,077,088,631
Total Options Written — (0.0) %
(Premiums Received — $ (1,144,836) ) ................. (939,086)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
5.50% , 01/25/55
(j)
........... USD (6,333) (6,249,079)
Total TBA Sale Commitments — ( 0 .4 ) %
(Proceeds: $ (6,253,343) ) .......................... (6,249,079)
Total Investments Net of Options Written and TBA Sale
Commitments — 114 .6%
(Cost: $ 2,184,080,645 ) ........................... 2,069,900,466
Liabilities in Excess of Other Assets — (14.6) % ........... (264,038,383)
Net Assets — 100.0% .............................. $ 1,805,862,083
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)
Non-income producing security.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Annualized 7-day yield as of period end.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 20,717,863 $ — $ (15,237,396)
(a)
$ — $ — $ 5,480,467 5,480,467 $ 256,392 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF .... — 4,732,380 — — (53,802) 4,678,578 109,800 28,292 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(b)
.............. — 29,274,444 (29,161,234) (113,210) — — — — —
iShares Residential and
Multisector Real Estate ETF 2,377,710 — — — 242,558 2,620,268 32,341 59,101 —
$ (113,210) $ 188,756 $ 12,779,313 $ 343,785 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BofA Securities, Inc. ..... 4 .60% 12/31/24 01/02/25   $ 32,521,500 $ 32,525,655 U.S. Treasury Obligations Up to 30 Days
Fixed Income Clearing
Corporation - BOFA ... 4 .65 12/31/24 01/02/25   43,835,000 43,840,662 U.S. Treasury Obligations Up to 30 Days
Fixed Income Clearing
Corporation - MS ..... 4 .65 12/31/24 01/02/25   57,202,500 57,209,889 U.S. Treasury Obligations Up to 30 Days
Fixed Income Clearing
Corporation - NOMU .. 4 .62 12/31/24 01/02/25   29,386,500 29,390,271 U.S. Treasury Obligations Up to 30 Days
Fixed Income Clearing
Corporation - NOMU .. 4 .62 12/31/24 01/02/25   32,880,000 32,884,220 U.S. Treasury Obligations Up to 30 Days
HSBC Securities (USA), Inc. 4 .65 12/31/24 01/02/25   25,260,000 25,263,263 U.S. Treasury Obligations Up to 30 Days
$ 221,085,500 $ 221,113,960

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 34 03/31/25 $ 6,991 $ 4,737
3-mo. SOFR ............................................................. 14 09/16/25 3,358 (23)
3-mo. SONIA Index ......................................................... 3 09/16/25 898 (5,748)
3-mo. SOFR ............................................................. 314 12/16/25 75,380 (106,408)
3-mo. SOFR ............................................................. 8 03/17/26 1,921 (161)
(107,603)
Short Contracts
30-day Federal Funds ....................................................... 49 01/31/25 19,534 (7,219)
Euro-Bund .............................................................. 1 03/06/25 138 1,267
Euro-Buxl ............................................................... 41 03/06/25 5,635 353,021
Canada 10-Year Bond ....................................................... 141 03/20/25 12,027 (223,973)
U.S. Treasury 10-Year Note ................................................... 183 03/20/25 19,901 1,729
U.S. Treasury 10-Year Ultra Note ............................................... 37 03/20/25 4,119 50,814
U.S. Treasury Long Bond ..................................................... 56 03/20/25 6,375 155,485
U.S. Treasury Ultra Bond ..................................................... 9 03/20/25 1,070 47,844
U.S. Treasury 5-Year Note .................................................... 501 03/31/25 53,259 633,231
1,012,199
$ 904,596
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 17,747,000 USD 2,830,508 JPMorgan Chase Bank NA 03/19/25 $ 4,735
USD 9,947,723 BRL 61,340,942 Goldman Sachs International 03/19/25 147,955
USD 1,257,166 EUR 1,191,646 Standard Chartered Bank 03/19/25 18,723
USD 8,723,349 EUR 8,268,713 Toronto Dominion Bank 03/19/25 129,915
USD 15,233,764 EUR 14,451,641 UBS AG 03/19/25 214,593
USD 15,150,287 GBP 11,984,000 Bank of New York Mellon 03/19/25 156,032
USD 5,519,443 JPY 841,938,000 State Street Bank and Trust Co. 03/19/25 121,480
USD 6,651,000 MXN 136,528,422 Barclays Bank plc 03/19/25 184,400
USD 5,816,263 MXN 119,338,097 HSBC Bank plc 03/19/25 163,874
1,141,707
BRL 18,036,280 USD 2,957,000 Barclays Bank plc 03/19/25 (75,542)
BRL 3,173,404 USD 520,010 Citibank NA 03/19/25 (13,030)
GBP 5,272,000 USD 6,692,141 Barclays Bank plc 03/19/25 (95,870)
MXN 133,868,002 USD 6,519,646 UBS AG 03/19/25 (179,055)
(363,497)
$ 778,210
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 3,131 04/11/25 USD 96.25 USD 782,750 $ 587,063

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio

OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 611,000 01/17/25 USD 4,491 $ 74
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 611,000 01/31/25 USD 4,491 1,838
$ 1,912
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 % USD 365,079 $ 429,369
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs Bank
USA 05/16/25 3 .74 USD 488,272 574,256
$ 1,003,625
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 3,131 04/11/25 USD 97.00 USD 782,750 $ (156,550)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2 .76 % USD 11,685 $ (2,175)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs Bank
USA 05/16/25 2 .94 USD 488,272 (112,336)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 365,079 (83,993)
10-Year Interest Rate Swap
(a)
3.21% Annual 1-day SOFR Annual Citibank NA 06/04/25 3 .21 USD 11,682 (33,494)
(231,998)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3 .76 USD 11,685 (364,667)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.21% Annual Citibank NA 06/04/25 4 .21 USD 11,682 (185,871)
(550,538)
$ (782,536)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 53,157 $ 4,179,512 $ 3,806,351 $ 373,161
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.36% At Termination 1-day EFFR At Termination N/A 01/29/25 USD 837,890 $ (14,224) $ — $ (14,224)
1-day
REPO_CORRA Semi-Annual 2.91% Semi-Annual N/A 12/18/34 CAD 314 (761) — (761)
1-day SOFR Annual 4.00% Annual 04/02/25
(a)
03/19/35 USD 15,118 (78,877) — (78,877)
1-day SOFR Annual 3.77% Annual 04/03/25
(a)
04/03/35 USD 1,177 (28,548) — (28,548)
3.93% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 5,864 65,339 — 65,339
3.77% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 4,651 110,911 — 110,911
3.82% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 2,346 46,921 — 46,921
3.95% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 4,673 42,443 — 42,443
3.93% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 4,673 50,706 — 50,706
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 4,447 (345,444) (36,924) (308,520)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,774 (396,187) (64,181) (332,006)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,447 (361,439) (52,514) (308,925)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 2,235 (185,441) (29,255) (156,186)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 939 (67,335) (1,020) (66,315)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 3,633 (337,616) (7,368) (330,248)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 852 (59,255) — (59,255)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 826 (57,530) — (57,530)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 572 41,550 — 41,550
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 640 12,415 (3,099) 15,514
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 698 2,294 — 2,294
1.58% Annual 6-mo. EURIBOR Semi-Annual 11/07/44
(a)
11/07/54 EUR 156 121 — 121
1.59% Annual 6-mo. EURIBOR Semi-Annual 11/07/44
(a)
11/07/54 EUR 147 (8) — (8)
2.94% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 12/18/54 CAD 138 1,284 — 1,284
$ (1,558,681) $ (194,361) $ (1,364,320)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.45% At Termination 12/13/29 USD 3,860 $ (1,474) $ — $ (1,474)
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/07/49 USD 665 (16,713) — (16,713)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/49 USD 675 (8,184) — (8,184)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/23/49 USD 325 $ 4,884 $ — $ 4,884
2.51% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 11/08/54 USD 2,215 (41,462) — (41,462)
$ (62,949) $ — $ (62,949)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 3 .32
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 3,806,351 $ (194,361) $ 755,128 $ (1,809,236) $ —
Options Written ................................................... N/A N/A 548,879 (343,129) (939,086)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,248,128 $ — $ 1,248,128
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,141,707 — — 1,141,707
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 1,590,688 1,912
(d)
1,592,600
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 373,161 — — 377,083 4,884 755,128
$ — $ 373,161 $ — $ 1,141,707 $ 3,215,899 $ 6,796 $ 4,737,563
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 343,532 $ — $ 343,532
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 363,497 — — 363,497
Options written
(b)
Options written at value ..................... — — — — 939,086 — 939,086
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,741,403 67,833 1,809,236
$ — $ — $ — $ 363,497 $ 3,024,021 $ 67,833 $ 3,455,351

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended December 31, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ (26,475) $ — $ 595,638 $ — $ 6,672,999 $ — $ 7,242,162
Forward foreign currency exchange contracts .... — — — 4,944,339 — — 4,944,339
Options purchased
(a)
..................... — — (195,382) (353,650) 89,210 — (459,822)
Options written ........................ — — 19,004 210,020 3,059,124 — 3,288,148
Swaps .............................. — 3,055,495 — — (5,233,777) 169,068 (2,009,214)
$ (26,475) $ 3,055,495 $ 419,260 $ 4,800,709 $ 4,587,556 $ 169,068 $ 13,005,613
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 10,463,412 $ — $ 10,463,412
Forward foreign currency exchange contracts .... — — — 837,182 — — 837,182
Options purchased
(b)
..................... — — — — (1,846,109) (73,851) (1,919,960)
Options written ........................ — — — — 839,437 — 839,437
Swaps .............................. — 373,161 — — (1,423,703) (204,438) (1,254,980)
$ — $ 373,161 $ — $ 837,182 $ 8,033,037 $ (278,289) $ 8,965,091
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 48,623,484
Average notional value of contracts — short ................................................................................. 261,494,345
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 60,453,609
Average amounts sold — in USD ........................................................................................ 6,696,393
Options
Average value of option contracts purchased ................................................................................ 1,281,593
Average value of option contracts written ................................................................................... 656,413
Average notional value of swaption contracts purchased ......................................................................... 419,436,000
Average notional value of swaption contracts written ........................................................................... 600,697,250
Credit default swaps
Average notional value — sell protection ................................................................................... 53,751,230
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 281,126,487
Average notional value — receives fixed rate ................................................................................ 968,356,872
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 26,719,844
Average notional value — receives fixed rate ................................................................................ 20,602,279

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 114,375 $ 17,517
Forward f oreign currency exchange contracts ................................................................. 1,141,707 363,497
Options
(a) (b)
........................................................................................ 1,592,600 939,086
Swaps — centrally cleared .............................................................................. — 214,494
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 2,848,682 $ 1,534,594
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(701,438) (388,561)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,147,244 $ 1,146,033
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of New York Mellon ........................... $ 156,032 $ — $ — $ — $ 156,032
Barclays Bank plc ................................ 184,400 (171,412) — — 12,988
Citibank NA .................................... 431,281 (316,388) — — 114,893
Goldman Sachs Bank USA .......................... 574,256 (112,336) — (461,920) —
Goldman Sachs International ........................ 147,955 — — — 147,955
HSBC Bank plc .................................. 163,874 — — — 163,874
JPMorgan Chase Bank NA .......................... 4,735 (4,735) — — —
Standard Chartered Bank ........................... 18,723 — — — 18,723
State Street Bank and Trust Co. ...................... 121,480 — — — 121,480
Toronto Dominion Bank ............................ 129,915 — — — 129,915
UBS AG ...................................... 214,593 (179,055) — — 35,538
$ 2,147,244 $ (783,926) $ — $ (461,920) $ 901,398
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 171,412 $ (171,412) $ — $ — $ —
Citibank NA .................................... 316,388 (316,388) — — —
Goldman Sachs Bank USA .......................... 112,336 (112,336) — — —
JPMorgan Chase Bank NA .......................... 366,842 (4,735) (362,107) — —
UBS AG ...................................... 179,055 (179,055) — — —
$ 1,146,033 $ (783,926) $ (362,107) $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 64,262,938 $ — $ 64,262,938
Common Stocks
China ............................................... — 5,875 — 5,875
United States .......................................... 827,750 — — 827,750
Corporate Bonds ........................................ — 4,180,889 — 4,180,889
Foreign Agency Obligations ................................. — 16,375,343 — 16,375,343
Foreign Government Obligations .............................. — 42,253,649 — 42,253,649
Investment Companies .................................... 7,298,846 — — 7,298,846
Non-Agency Mortgage-Backed Securities ........................ — 45,415,332 — 45,415,332
U.S. Government Sponsored Agency Securities .................... — 86,644,043 — 86,644,043
U.S. Treasury Obligations ................................... — 1,802,750,899 — 1,802,750,899
Short-Term Securities
Money Market Funds ...................................... 5,480,467 — — 5,480,467
Options Purchased
Interest rate contracts ...................................... 587,063 1,003,625 — 1,590,688
Other contracts .......................................... — 1,912 — 1,912
Liabilities
Investments
TBA Sale Commitments .................................... — (6,249,079) — (6,249,079)
$ 14,194,126 $ 2,056,645,426 $ — $ 2,070,839,552
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 373,161 $ — $ 373,161
Foreign currency exchange contracts ............................ — 1,141,707 — 1,141,707
Interest rate contracts ....................................... 1,248,128 377,083 — 1,625,211
Other contracts ........................................... — 4,884 — 4,884
Liabilities
Foreign currency exchange contracts ............................ — (363,497) — (363,497)
Interest rate contracts ....................................... (500,082) (2,523,939) — (3,024,021)
Other contracts ........................................... — (67,833) — (67,833)
$ 748,046 $ (1,058,434) $ — $ (310,388)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $221,113,960 are categorized as Level 2 within the fair value hierarchy.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.0%
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
5.52%, 05/25/32
(a)(b)
.......... AUD 2,728 $ 1,688,660
Bermuda — 0.2%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 6.49%, 08/17/41 . USD 5,640 5,682,150
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.78%, 01/16/37 . 2,177 2,187,757
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 10.02%, 07/19/37 ...... 250 253,565
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 10.02%, 07/20/37 ...... 7,675 7,786,571
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.65%, 01/15/37 2,000 2,000,000
Series 2022-24A, Class DR2, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.84%, 01/15/37 ... 4,000 4,000,000
Series 2022-24A, Class SUB,
0.00%, 01/15/37 .......... 9,750 7,604,025
RR 33 Ltd.
Series 2024-33A, Class A1B, (3-mo.
CME Term SOFR at 1.58% Floor
+ 1.58%), 6.15%, 10/15/39 ... 2,000 2,003,566
Series 2024-33A, Class A2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.27%, 10/15/39 ... 10,000 10,058,848
Symphony CLO 38 Ltd.
Series 2023-38A, Class C1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.53%, 04/24/36 ... 2,500 2,521,872
Series 2023-38A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 10.63%, 04/24/36 .. 7,500 7,588,603
Symphony CLO 39 Ltd., Series 2023-
39A, Class ER, (3-mo. CME Term
SOFR at 5.50% Floor + 5.50%),
10.05%, 01/25/38 ........... 5,000 5,105,035
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.73%, 01/05/38 ... 2,100 2,109,030
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 7.07%, 01/05/38 ... 1,840 1,840,000
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class E, (3-mo. CME Term
SOFR at 7.34% Floor + 7.34%),
11.97%, 04/25/37 ........... 5,000 5,098,849
65,839,871
Canada — 0.0%
Fairstone Financial Issuance Trust I
(c)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 1,943 1,345,318
Security
Par (000)
Par (000) Value
Canada (continued)
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... CAD 18,261 $ 12,480,033
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,431,080
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 101,458
15,357,889
Cayman Islands — 6.7%
522 Funding CLO Ltd., Series 2020-6A,
Class A1R2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.76%, 10/23/34
(a)(c)
.......... USD 8,470 8,483,213
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 6.82%, 01/20/36
(a)(c)
6,250 6,288,139
ACAS CLO Ltd.
(a)(c)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 5.78%, 10/18/28 ... 342 342,089
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.49%, 10/18/28 ... 500 499,767
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.46%), 7.09%, 10/18/28 ... 3,690 3,695,471
AGL CLO 3 Ltd., Series 2020-3A,
Class D, (3-mo. CME Term SOFR
at 3.30% Floor + 3.56%), 8.22%,
01/15/33
(a)(c)
............... 375 377,054
AGL CLO 35 Ltd., Series 2024-35A,
Class E, (3-mo. CME Term SOFR
at 5.15% Floor + 5.15%), 9.66%,
01/21/38
(a)(c)
............... 600 607,700
AGL Core CLO 36 Ltd.
(a)(c)(d)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 0.00%, 01/23/38 ... 2,500 2,500,000
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 0.00%, 01/23/38 ... 1,320 1,293,600
AIMCO CLO, Series 2018-BA, Class
ER, (3-mo. CME Term SOFR at
6.30% Floor + 6.30%), 10.95%,
04/16/37
(a)(c)
............... 1,000 1,022,752
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 2,250 1,414,411
AIMCO CLO 12 Ltd.
(a)(c)
Series 2020-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.17%), 5.82%, 01/17/32 ... 6,264 6,275,387
Series 2020-12A, Class DR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.55%, 01/17/32 ... 610 612,279
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(c)
.. 20,000 14,152,000
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.39%), 6.04%,
01/17/31
(a)(c)
............... 402 402,389
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a)(c)(d)(e)(f)
. 12,160 1

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.07%,
11/02/30
(a)(c)
............... USD 203 $ 202,644
AMMC CLO XII Ltd., Series 2013-12A,
Class BR, (3-mo. CME Term SOFR
at 1.50% Floor + 1.76%), 6.28%,
11/10/30
(a)(c)
............... 640 640,356
Anchorage Capital CLO 11 Ltd.
(a)(c)
Series 2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 8.38%, 07/22/37 ... 2,500 2,550,720
Series 2019-11A, Class ER2, (3-mo.
CME Term SOFR at 7.33% Floor
+ 7.33%), 11.96%, 07/22/37 .. 2,500 2,586,488
Anchorage Capital CLO 16 Ltd., Series
2020-16A, Class DR, (3-mo. CME
Term SOFR at 3.72% Floor +
3.98%), 8.60%, 01/19/35
(a)(c)
.... 1,400 1,408,047
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 6.18%, 04/28/37 ... 22,000 22,182,611
Series 2015-7A, Class BR3, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.67%, 04/28/37 ... 8,000 8,064,858
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 8.42%, 04/28/37 ... 8,860 9,040,212
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class DR2, (3-mo. CME
Term SOFR at 3.60% Floor +
3.86%), 8.48%, 10/27/34
(a)(c)
.... 2,000 2,012,139
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a)(b)
............... 7,500 2,586,750
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 23,350 22,902,523
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 20,000 19,335,212
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 24,677,720
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(c)
................ 20,750 19,530,763
Anchorage Credit Funding 2 Ltd.,
Series 2015-2A, Class ARV, 3.93%,
04/25/38
(c)
................ 12,160 12,015,678
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 20,788,656
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.98%, 01/28/39
(a)
.. 4,045 4,088,032
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,745,250
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,231,001
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ 8,750 8,738,948
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ USD 6,050 $ 5,973,357
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(c)
............... 10,000 7,605,000
Antares CLO Ltd.
(a)(c)
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.47%, 04/20/33 ... 3,250 3,250,000
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 7.03%, 07/20/36 ... 3,600 3,620,787
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.58%, 01/23/36 ... 16,470 16,674,536
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 6.42%, 07/25/33 ... 3,475 3,513,648
Apidos CLO L, Series 2024-50A, Class
E, (3-mo. CME Term SOFR at 5.10%
Floor + 5.10%), 9.61%, 01/20/38
(a)(c)
1,515 1,532,833
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.89%, 04/20/31
(a)(c)
.......... 3,213 3,216,704
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.01%, 07/16/31
(a)(c)
.......... 948 949,286
Apidos CLO XXII
(a)(c)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.32%), 5.94%, 04/20/31 ... 719 719,924
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 6.83%, 04/20/31 ... 3,250 3,257,130
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 7.83%, 04/20/31 ... 800 804,592
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
5.83%, 10/20/30
(a)(c)
.......... 13,933 13,933,230
Apidos CLO XXV, Series 2016-25A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
5.47%, 01/20/37
(a)(c)
.......... 6,210 6,210,000
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 10.38%,
01/20/31
(a)(c)
............... 270 271,007
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 6.47%,
04/15/31
(a)(c)
............... 250 250,776
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.48%,
07/20/34
(a)(c)
............... 1,320 1,327,088
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 11.19%,
10/22/34
(a)(c)
............... 850 855,919

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos Loan Fund Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 10.38%,
04/25/35
(a)(c)
............... USD 1,010 $ 1,016,878
AREIT Ltd., Series 2024-CRE9, Class
A, (1-mo. CME Term SOFR at 1.69%
Floor + 1.69%), 6.08%, 05/17/41
(a)(c)
27,500 27,506,025
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. CME Term SOFR
at 1.05% Floor + 1.31%), 5.94%,
04/22/31
(a)(c)
............... 1,543 1,545,591
Ares LIII CLO Ltd., Series 2019-53A,
Class CR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 6.63%,
10/24/36
(a)(c)
............... 5,000 5,081,662
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 11.62%, 10/15/34 .. 10,850 10,939,817
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 8,373,400
Ares LXXI CLO Ltd., Series 2024-71A,
Class F, (3-mo. CME Term SOFR
at 6.74% Floor + 6.74%), 11.36%,
04/20/37
(a)(c)
............... 5,000 4,838,627
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 5.84%,
04/15/30
(a)(c)
............... 675 675,127
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.08%),
5.74%, 10/15/30
(a)(c)
.......... 6,812 6,815,351
Assurant CLO II Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 5.92%,
04/20/31
(a)(c)
............... 436 436,386
Assurant CLO IV Ltd.
(a)(c)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.66%), 7.28%, 04/20/30 ... 500 500,259
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 8.53%, 04/20/30 ... 3,500 3,519,744
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.95%, 07/16/37
(a)(c)
1,450 1,472,616
Bain Capital Credit CLO, Series 2018-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.08% Floor + 1.08%),
5.70%, 07/19/31
(a)(c)
.......... 7,469 7,469,383
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 7.30%, 07/20/37 ... 250 250,090
Series 2020-14A, Class DR, (3-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 11.15%, 07/20/37 .. 250 253,832
Ballyrock CLO 25 Ltd., Series 2023-
25A, Class C, (3-mo. CME Term
SOFR at 4.70% Floor + 4.70%),
9.33%, 01/25/36
(a)(c)
.......... 1,750 1,760,327
Ballyrock CLO Ltd.
(a)(c)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 5.88%, 04/20/31 ... 261 260,992
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.48%, 04/20/31 ... USD 2,300 $ 2,307,861
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.03%, 10/20/31 .. 1,340 1,349,448
Bardot CLO Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 7.89%,
10/22/32
(a)(c)
............... 940 945,456
Barings CLO Ltd.
(a)(c)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.87%, 01/20/31 ... 1,660 1,662,313
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.28%, 01/20/31 ... 250 250,494
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.87%, 04/15/31 ... 1,232 1,233,787
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.17%,
07/15/31
(a)(c)
............... 450 452,462
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.44%, 07/18/30
(a)(c)
.......... 11,000 10,989,719
Bean Creek CLO Ltd.
(a)(c)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.90%, 04/20/31 ... 3,091 3,092,823
Series 2015-1A, Class ER, (3-mo.
CME Term SOFR at 6.01% Floor
+ 6.01%), 10.63%, 04/20/31 .. 1,000 1,003,944
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 6.15%, 07/20/37
(a)(c)
.... 4,550 4,591,323
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 5.98%, 01/20/31
(a)(c)
.... 1,799 1,799,682
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A2AR,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.81%), 6.43%, 04/20/34
(a)(c)
750 750,786
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor +
2.10%), 6.76%, 01/15/33
(a)(c)
.... 1,750 1,751,735
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.64%, 01/17/38
(a)(c)
6,000 6,000,000
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 11.67%, 07/15/34
(a)(c)
.... 1,000 1,005,689
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 11.70%, 04/25/34
(a)(c)
.... 1,250 1,257,950

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XXXVII
Ltd., Series 2024-37A, Class A,
(3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.70%, 01/25/38
(a)(c)
USD 23,720 $ 23,716,826
Benefit Street Partners CLO XXXVIII
Ltd., Series 2024-38A, Class A,
(3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.62%, 01/25/38
(a)(c)
28,750 28,750,000
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 5.93%,
04/30/31
(a)(c)
............... 16,545 16,548,068
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 6.07%, 10/22/30 ... 876 876,541
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.49%, 10/22/30 ... 4,000 3,994,130
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 5.88%, 04/20/31 ... 1,356 1,356,724
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.72%, 11/15/30 ... 3,672 3,674,335
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.22%, 11/15/30 ... 7,400 7,423,278
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.55%, 07/30/30 ... 273 273,391
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.90%, 08/15/31 ... 788 789,680
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.49%, 08/15/31 ... 2,750 2,757,053
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.82%, 10/25/30 ... 11,212 11,223,036
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 6.23%, 10/25/30 ... 9,000 9,048,008
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.00%, 07/15/31
(a)(c)
.... 977 977,788
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 8.04%, 07/25/34
(a)(c)
.... 250 251,491
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class D1R, (3-mo.
CME Term SOFR at 3.50% Floor +
3.76%), 8.38%, 10/20/34
(a)(c)
.... 1,330 1,332,675
BlueMountain CLO XXVIII Ltd.
(a)(c)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.18%, 04/15/34 ... 560 560,290
Series 2021-28A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.82%, 04/15/34 ... 2,000 2,011,041
BlueMountain CLO XXX Ltd., Series
2020-30A, Class ER, (3-mo. CME
Term SOFR at 6.70% Floor +
6.70%), 11.36%, 04/15/35
(a)(c)
.... 250 251,199
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR at 3.50% Floor +
3.76%), 8.28%, 11/20/34
(a)(c)
.... USD 1,510 $ 1,520,684
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.88%, 10/20/30
(a)(c)
.... 2,109 2,110,734
Bristol Park CLO Ltd.
(a)(c)
Series 2016-1A, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.91%, 04/15/29 ... 9,415 9,426,715
Series 2016-1A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 6.37%, 04/15/29 ... 6,500 6,506,515
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 7.87%, 04/15/29 ... 500 501,875
Bryant Park Funding Ltd., Series 2024-
25A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.65%, 01/18/38
(a)(c)
.......... 5,000 5,000,000
Buckhorn Park CLO Ltd., Series 2019-
1A, Class ARR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%),
5.63%, 07/18/34
(a)(c)
.......... 8,200 8,241,280
Carbone CLO Ltd.
(a)(c)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.40%), 6.02%, 01/20/31 ... 2,123 2,127,691
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.86%), 7.48%, 01/20/31 ... 3,000 3,000,314
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.88%, 04/17/31 ... 12,171 12,189,799
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.84%, 05/15/31 ... 4,928 4,936,469
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.93%, 07/27/31 ... 15,902 15,920,695
Series 2014-5A, Class A1RR, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 6.06%, 07/15/31 ... 2,771 2,772,104
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 5.86%, 07/20/31 ... 1,955 1,957,119
Series 2015-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 5.84%, 07/20/32 ... 18,836 18,836,979
Carlyle US CLO Ltd.
(a)(c)
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.10%, 01/15/30 ... 870 870,303
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.81%, 10/15/31 ... 3,199 3,199,343
Series 2019-1A, Class A1AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.96%, 04/20/31 ... 853 854,881

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 7.80%,
07/16/31
(a)(c)
............... USD 1,705 $ 1,721,733
CarVal CLO II Ltd., Series 2019-1A,
Class AR2, (3-mo. CME Term SOFR
at 1.02% Floor + 1.02%), 5.38%,
04/20/32
(a)(c)
............... 5,000 5,009,638
CarVal CLO III Ltd., Series 2019-2A,
Class E, (3-mo. CME Term SOFR
at 6.70% Floor + 6.70%), 11.32%,
07/20/32
(a)(c)
............... 1,300 1,307,090
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.17%, 10/15/34 ... 500 506,888
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 11.67%, 10/15/34 .. 250 251,422
CBAM Ltd.
(a)(c)
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.48%, 07/20/31 ... 1,000 1,001,643
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.00%, 04/20/32 ... 3,387 3,391,970
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor +
1.36%), 6.01%, 07/17/31
(a)(c)
.... 4,000 4,005,387
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.08%), 5.70%, 01/20/31 ... 9,137 9,143,970
Series 2018-7A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.37%, 01/20/31 ... 6,750 6,787,221
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 9.43%, 01/20/31 ... 2,963 2,965,610
Series 2018-7A, Class F, (3-mo.
CME Term SOFR at 6.90% Floor
+ 7.16%), 11.78%, 01/20/31 .. 2,000 1,845,881
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 400,828
Cedar Funding XI CLO Ltd.
(a)(c)
Series 2019-11A, Class A1R2, (3-
mo. CME Term SOFR at 1.06%
Floor + 1.06%), 5.57%, 05/29/32 7,865 7,880,298
Series 2019-11A, Class A2R2, (3-
mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.57%, 05/29/32 1,000 1,000,030
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class AR, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 6.03%, 10/15/37 ... 30,050 30,138,750
Series 2021-14A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.35%, 10/15/37 ... 6,950 6,983,298
Series 2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.75%, 10/15/37 ... 8,750 8,916,546
Series 2021-14A, Class ER, (3-mo.
CME Term SOFR at 7.39% Floor
+ 7.39%), 12.04%, 10/15/37 .. 9,650 9,844,295
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XIX CLO Ltd., Series
2024-19A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 0.00%, 01/23/38
(a)(c)
.... USD 8,000 $ 8,000,000
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 5.94%, 04/27/31
(a)(c)
.... 1,988 1,988,151
CIFC Funding 2014-V Ltd., Series
2014-5A, Class ER3, (3-mo. CME
Term SOFR at 7.50% Floor +
7.50%), 12.15%, 07/17/37
(a)(c)
.... 1,000 1,032,943
CIFC Funding 2018-II Ltd.
(a)(c)
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 6.02%, 10/20/37 ... 14,110 14,159,419
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.40%, 10/20/37 ... 500 502,193
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.99%, 07/18/31
(a)(c)
.......... 6,361 6,370,106
CIFC Funding 2019-III Ltd., Series
2019-3A, Class DR, (3-mo. CME
Term SOFR at 6.80% Floor +
7.06%), 11.71%, 10/16/34
(a)(c)
.... 2,275 2,294,160
CIFC Funding 2021-IV Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 6.82%, 07/23/37
(a)(c)
.... 500 502,249
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class ER, (3-mo. CME
Term SOFR at 5.35% Floor +
5.35%), 9.91%, 01/22/38
(a)(c)
.... 1,200 1,216,906
CIFC Funding Ltd.
(a)(c)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.66%, 07/16/30 ... 1,250 1,254,488
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.81%), 8.46%, 07/16/30 ... 500 502,753
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 5.89%, 10/18/30 ... 18,032 18,056,948
Series 2013-3RA, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 5.88%, 04/24/31 ... 9,752 9,752,191
Series 2013-3RA, Class B, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 6.75%, 04/24/31 ... 650 650,273
Series 2013-3RA, Class C, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.80%, 04/24/31 ... 1,050 1,056,177
Series 2013-4A, Class DRR, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 7.68%, 04/27/31 ... 250 251,508
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.99%, 01/18/31 ... 349 349,397
Series 2014-3A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.46%), 6.09%, 10/22/31 ... 3,059 3,063,268
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.00%, 01/22/31 ... 20,297 20,324,625

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 6.34%, 01/22/31 ... USD 400 $ 400,306
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.13%), 5.75%, 04/19/29 ... 1,642 1,643,236
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.03%, 04/19/29 ... 8,750 8,747,565
Series 2016-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.16% Floor
+ 3.16%), 8.44%, 10/21/31 ... 668 672,039
Series 2017-1A, Class ERR, (3-mo.
CME Term SOFR at 6.74% Floor
+ 6.74%), 11.36%, 04/21/37 .. 1,000 1,026,479
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 5.83%, 04/20/30 ... 6,575 6,582,889
Series 2017-3A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 11.32%, 04/20/37 .. 1,500 1,538,621
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 5.85%, 10/24/30 ... 9,509 9,521,850
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.06%, 07/17/37 ... 18,250 18,307,685
Series 2017-5A, Class DR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 7.70%, 07/17/37 ... 1,400 1,420,647
Series 2018-1A, Class A1R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.79%, 01/18/38 ... 750 752,251
Series 2018-4A, Class A1, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.06%, 10/17/31 ... 20,656 20,661,354
Series 2019-3A, Class D1R2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 0.00%, 01/16/38 ... 2,275 2,275,000
Series 2020-4A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.73%, 01/15/40 ... 8,000 8,001,984
Series 2021-5A, Class D1R, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 0.00%, 01/15/38 ... 5,000 5,000,000
Clear Creek CLO Ltd.
(a)(c)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.46%), 6.08%, 10/20/30 ... 217 216,923
Series 2015-1A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.21%), 7.83%, 10/20/30 ... 2,900 2,916,639
Clover CLO Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.99%,
10/25/33
(a)(c)
............... 1,500 1,502,607
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.74%, 01/15/38 ... 5,000 5,000,000
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.08%, 01/15/38 ... 2,000 2,000,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.05%,
07/20/34
(a)(c)
............... USD 250 $ 250,475
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
8.67%, 07/14/34
(a)(c)
.......... 1,000 1,000,556
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.02%, 10/15/37 ... 14,750 14,890,759
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.78%, 10/15/37 .. 1,500 1,543,999
Diameter Credit Funding I Ltd., Series
2019-1A, Class A, 4.60%, 07/25/37
(c)
9,730 9,637,301
Diameter Credit Funding II Ltd., Series
2019-2A, Class A, 3.94%, 01/25/38
(c)
3,000 2,922,412
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 5.94%, 04/15/29
(a)(c)
.... 3,310 3,311,284
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.02%, 01/15/31
(a)(c)
.... 1,042 1,044,136
Dryden 40 Senior Loan Fund, Series
2015-40A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 5.67%, 08/15/31
(a)(c)
.... 24,304 24,339,291
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.89%, 04/15/31
(a)(c)
.... 4,680 4,686,465
Dryden 47 Senior Loan Fund, Series
2017-47A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor +
1.24%), 5.90%, 04/15/28
(a)(c)
.... 609 609,326
Dryden 49 Senior Loan Fund
(a)(c)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 5.84%, 07/18/30 ... 532 533,035
Series 2017-49A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.49%, 07/18/30 ... 1,000 1,000,615
Dryden 50 Senior Loan Fund
(a)(c)
Series 2017-50A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 5.92%, 07/15/30 ... 4,527 4,533,628
Series 2017-50A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.57%, 07/15/30 ... 250 250,705
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.94%,
04/15/31
(a)(c)
............... 1,800 1,803,681
Dryden 58 CLO Ltd., Series 2018-58A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.26%), 5.91%,
07/17/31
(a)(c)
............... 3,341 3,341,154
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.49%,
07/18/30
(a)(c)
............... 700 701,513

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 5.78%,
05/20/34
(a)(c)
............... USD 94 $ 93,794
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.16%), 5.82%, 04/15/29
(a)(c)
.... 1,988 1,990,831
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR
at 6.35% Floor + 6.35%), 10.97%,
04/20/35
(a)(c)
............... 4,900 4,921,760
Elmwood CLO 16 Ltd.
(a)(c)
Series 2022-3A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 11.37%, 04/20/37 .. 2,690 2,765,027
Series 2022-3A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 12.62%, 04/20/37 .. 2,090 2,090,134
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 9.05%,
07/17/37
(a)(c)
............... 3,000 3,062,455
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a)(c)
.. 6,000 3,936,600
Elmwood CLO 20 Ltd., Series 2022-7A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.65%,
01/17/37
(a)(c)
............... 3,500 3,509,222
Elmwood CLO 22 Ltd., Series 2023-1A,
Class E, (3-mo. CME Term SOFR
at 7.65% Floor + 7.65%), 12.30%,
04/17/36
(a)(c)
............... 2,000 2,033,991
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 12.59%,
04/17/37
(a)(c)
............... 2,000 1,999,536
Elmwood CLO 29 Ltd., Series 2024-5A,
Class ER, (3-mo. CME Term SOFR
at 6.40% Floor + 6.40%), 11.02%,
04/20/37
(a)(c)
............... 1,750 1,792,856
Elmwood CLO 33 Ltd., Series 2024-
9RA, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
7.12%, 10/21/37
(a)(c)
.......... 2,500 2,526,733
Elmwood CLO 36 Ltd., Series 2024-
12RA, Class AR, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.89%, 10/20/37
(a)(c)
.......... 10,000 10,022,728
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a)(c)
.. 7,500 5,282,250
Elmwood CLO II Ltd.
(a)(c)
Series 2019-2A, Class CRR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 6.56%, 10/20/37 ... 3,300 3,336,490
Series 2019-2A, Class D1RR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 7.61%, 10/20/37 ... 3,000 3,058,776
Series 2019-2A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.31%, 10/20/37 .. 11,250 11,433,613
Series 2019-2A, Class FRR, (3-mo.
CME Term SOFR at 7.82% Floor
+ 7.82%), 12.38%, 10/20/37 .. 8,500 8,522,628
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 5,000 3,480,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 10.58%, 07/18/37 .. USD 500 $ 509,348
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 12.54%, 07/18/37 .. 3,450 3,461,131
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 4,006,514
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a)(c)
.. 2,500 1,770,500
Elmwood CLO VII Ltd., Series 2020-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.91%, 10/17/37
(a)(c)
.......... 2,750 2,757,038
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 12.62%, 04/20/37 .. 9,250 9,297,292
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 5,976,600
Elmwood CLO X Ltd., Series 2021-3A,
Class ER, (3-mo. CME Term SOFR
at 5.85% Floor + 5.85%), 10.47%,
04/20/34
(a)(c)
............... 4,000 4,037,935
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 5.86%,
04/17/31
(a)(c)
............... 4,786 4,790,704
Flatiron CLO 19 Ltd.
(a)(c)
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.83%, 11/16/34 ... 25,000 25,002,555
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 7.75%, 11/16/34 ... 800 805,631
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 10/17/37 ... 1,150 1,153,997
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.87%, 10/17/37 ... 880 884,698
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.12%, 10/17/37 ... 310 312,425
Flatiron CLO 28 Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 11.02%,
07/15/36
(a)(c)
............... 2,000 2,018,698
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 13.09%,
04/15/36
(a)(c)
............... 650 663,177
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 5.89%,
10/15/30
(a)(c)
............... 3,469 3,472,538
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.02%, 07/15/31
(a)(c)
.......... 4,410 4,411,666
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 5.88%,
04/20/31
(a)(c)
............... 13,491 13,494,468

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class AR, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.68%, 11/22/31
(a)(c)
.......... USD 1,677 $ 1,678,072
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 0.26% Floor + 1.28%),
5.77%, 05/16/31
(a)(c)
.......... 7,576 7,591,749
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%),
6.22%, 07/15/31
(a)(c)
.......... 228 228,564
GoldenTree Loan Management US
CLO 11 Ltd.
(a)(c)
Series 2021-11A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.08%), 5.59%, 10/20/34 ... 14,750 14,749,804
Series 2021-11A, Class ER, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 8.51%, 10/20/34 ... 5,765 5,788,373
GoldenTree Loan Management US
CLO 22 Ltd.
(a)(c)
Series 2024-22A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.51%, 10/20/37 ... 2,750 2,754,875
Series 2024-22A, Class E, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.86%, 10/20/37 ... 2,750 2,783,067
GoldenTree Loan Management US
CLO 23 Ltd., Series 2024-23A,
Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.60%,
01/20/39
(a)(c)
............... 10,000 10,000,000
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. CME Term SOFR at
0.00% Floor + 3.11%), 7.73%,
04/20/30
(a)(c)
............... 750 754,294
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
E, (3-mo. CME Term SOFR at 4.85%
Floor + 5.11%), 9.73%, 10/20/32
(a)(c)
4,500 4,512,197
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.89%, 10/20/37
(a)(c)
.... 8,650 8,704,116
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A, Class A1R, (3-mo.
CME Term SOFR at 1.57% Floor +
1.57%), 6.12%, 10/21/38
(a)(c)
.... 15,200 15,228,536
Golub Capital Partners CLO 51M LP,
Series 2021-51A, Class A, (3-mo.
CME Term SOFR at 1.55% Floor +
1.81%), 6.37%, 05/05/34
(a)(c)
.... 8,200 8,285,563
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.35%, 08/05/33
(a)(c)
.... 9,500 9,511,863
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 11.44%, 07/20/34
(a)(c)
.... 2,690 2,711,467
Golub Capital Partners CLO 56M Ltd.,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.42%, 10/25/33
(a)(c)
.... 6,250 6,333,242
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 57M Ltd.
(c)
Series 2021-57A, Class A1, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.38%, 10/25/34
(a)
.. USD 300 $ 300,684
Series 2021-57A, Class B2, 3.30%,
10/25/34 ............... 1,000 894,422
Golub Capital Partners CLO Ltd.,
Series 2019-41A, Class B1R, (3-mo.
CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 01/20/34
(a)(c)
.... 2,000 2,011,821
Gracie Point International Funding
(a)(c)
Series 2023-1A, Class A, (SOFR90A
at 0.00% Floor + 1.95%), 6.88%,
09/01/26 ............... 4,766 4,786,363
Series 2023-1A, Class D, (SOFR90A
at 0.00% Floor + 4.50%), 9.43%,
09/01/26 ............... 1,512 1,524,254
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
6.62%, 04/20/37
(a)(c)
.......... 16,000 16,096,144
Great Lakes CLO VIII Ltd., Series
2024-8A, Class A, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
6.46%, 07/15/37
(a)(c)
.......... 6,500 6,535,793
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.36%),
6.98%, 07/28/31
(a)(c)
.......... 500 501,634
HPS Loan Management Ltd., Series
11A-17, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
5.81%, 05/06/30
(a)(c)
.......... 5,253 5,256,574
Invesco CLO Ltd., Series 2021-2A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.52%,
07/15/34
(a)(c)
............... 5,600 5,614,292
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1TR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 6.48%, 07/20/33
(a)(c)
.... 15,000 15,189,933
Ivy Hill Middle Market Credit Fund XX
Ltd., Series 20A, Class A, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.02%, 04/20/35
(a)(c)
.... 2,000 2,006,307
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 7.08%, 07/18/35
(a)(c)
.... 19,750 19,971,613
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 6.32%, 09/15/29
(a)(c)
2,808 2,806,957
KKR Financial CLO Ltd., Series 2013-
1A, Class A2R2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
6.11%, 04/15/29
(a)(c)
.......... 1,000 1,006,978
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 7.38%, 01/20/31
(a)(c)
400 401,086
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.30%), 5.92%, 07/20/31
(a)(c)
320 320,438
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.28%), 5.90%, 04/20/31
(a)(c)
3,908 3,912,183

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 5.86%, 03/20/30
(a)(c)
USD 190 $ 190,502
Lewey Park CLO Ltd.
(c)
Series 2024-1A, Class B2, 4.98%,
10/21/37 ............... 2,750 2,595,719
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.55% Floor
+ 5.55%), 10.10%, 10/21/37
(a)
. 2,620 2,669,210
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
6.15%, 01/17/37
(a)(c)
.......... 1,613 1,620,040
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,238 2,632,852
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 7,619 6,012,025
Madison Park Funding LIX Ltd., Series
2021-59A, Class ER, (3-mo. CME
Term SOFR at 6.40% Floor +
6.40%), 11.03%, 04/18/37
(a)(c)
.... 750 769,644
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 13.19%, 04/21/35
(a)(c)
.... 2,250 2,300,665
Madison Park Funding XIV Ltd.
(a)(c)
Series 2014-14A, Class AR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.83%, 10/22/30 ... 4,678 4,684,588
Series 2014-14A, Class DRR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 7.84%, 10/22/30 ... 1,919 1,930,131
Madison Park Funding XL Ltd.
(a)(c)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 5.77%, 05/28/30 .... 1,422 1,424,263
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.28%, 05/28/30 .... 325 325,502
Madison Park Funding XLII Ltd., Series
13A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.78%, 11/21/30
(a)(c)
.......... 38,132 38,187,584
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(c)
............... 2,000 1,300,000
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 11.13%, 04/19/33
(a)(c)
.... 500 503,000
Madison Park Funding XVIII Ltd.
(a)(c)
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor
+ 1.20%), 5.82%, 10/21/30 ... 41,861 41,849,924
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.21%), 7.83%, 10/21/30 ... 2,750 2,765,816
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 6.00%, 10/15/32
(a)(c)
.... 1,250 1,250,021
Madison Park Funding XXIII Ltd.
(a)(c)
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.85%, 07/27/31 ... 27,058 27,107,709
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 6.43%, 07/27/31 ... USD 2,000 $ 2,004,016
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.88%, 07/27/31 ... 3,000 3,007,817
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor +
1.55%), 6.17%, 10/20/29
(a)(c)
.... 7,250 7,264,201
Madison Park Funding XXIX Ltd.
(a)(c)
Series 2018-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 5.81%, 10/18/30 ... 433 433,402
Series 2018-29A, Class E, (3-mo.
CME Term SOFR at 5.70% Floor
+ 5.96%), 10.59%, 10/18/30 .. 1,750 1,757,373
Madison Park Funding XXVII Ltd.
(a)(c)
Series 2018-27A, Class A1A, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.29%), 5.91%, 04/20/30 ... 818 818,788
Series 2018-27A, Class C, (3-mo.
CME Term SOFR at 0.26% Floor
+ 2.86%), 7.48%, 04/20/30 ... 3,125 3,125,579
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 6.01%, 07/16/37
(a)(c)
.... 25,800 25,909,650
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 7.88%, 04/20/32
(a)(c)
.... 1,500 1,508,748
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 6.81%, 07/17/34
(a)(c)
.... 250 250,379
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
6.87%, 01/15/34
(a)(c)
.......... 2,289 2,300,823
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 8.54%, 01/22/35
(a)(c)
.... 500 502,898
MidOcean Credit CLO VII, Series 2017-
7A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%),
6.52%, 07/15/29
(a)(c)
.......... 3,931 3,927,822
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.87%, 01/20/38
(a)(c)
.... 1,820 1,824,884
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 5.95%,
10/20/30
(a)(c)
............... 128 128,706
Myers Park CLO Ltd.
(a)(c)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.48%, 10/20/30 ... 250 250,620
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.93%, 10/20/30 ... 1,000 1,000,926

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 5.91%, 01/28/30
(a)(c)
.... USD 1,116 $ 1,117,147
Neuberger Berman CLO XX Ltd.
(a)(c)
Series 2015-20A, Class ARR, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.42%), 6.08%, 07/15/34 ... 689 690,512
Series 2015-20A, Class BRR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.57%, 07/15/34 ... 500 502,474
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class AR,
(3-mo. CME Term SOFR at 1.04%
Floor + 1.30%), 5.92%, 04/20/31
(a)(c)
2,207 2,208,754
Neuberger Berman Loan Advisers CLO
32 Ltd.
(a)(c)
Series 2019-32A, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.87%, 01/20/32 ... 17,244 17,276,293
Series 2019-32A, Class ER, (3-mo.
CME Term SOFR at 6.10% Floor
+ 6.36%), 10.98%, 01/20/32 .. 825 830,804
Neuberger Berman Loan Advisers CLO
36 Ltd., Series 2020-36A, Class
CR2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 7.12%,
04/20/33
(a)(c)
............... 6,700 6,724,644
Neuberger Berman Loan Advisers CLO
60 Ltd., Series 2021-46A, Class B,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.53%, 01/20/36
(a)(c)
750 754,241
New Mountain CLO 2 Ltd., Series CLO-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.72%, 01/15/38
(a)(c)
.......... 10,000 9,999,885
New Mountain CLO 3 Ltd., Series CLO-
3A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%),
6.58%, 10/20/34
(a)(c)
.......... 3,000 3,018,946
Oaktree CLO Ltd.
(a)(c)
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.07%, 04/20/37 ... 3,000 3,060,149
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 6.35%, 10/22/37 ... 960 960,975
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.78%, 10/22/37 ... 900 914,855
OCP CLO Ltd.
(c)
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.96%, 04/26/31
(a)
.. 1,095 1,097,055
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.78%, 04/26/31
(a)
.. 1,430 1,430,020
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 6.00%, 07/20/29
(a)
.. 122 122,415
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.91%), 6.53%, 07/20/29
(a)
.. 1,600 1,600,077
Series 2014-7A, Class B1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.51%), 7.13%, 07/20/29
(a)
.. 500 501,099
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... USD 3,830 $ 3,825,455
Series 2015-10A, Class AR3, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.63%, 01/26/38
(a)
.. 16,552 16,551,381
Series 2016-12A, Class BAR3,
(3-mo. CME Term SOFR at
1.68% Floor + 1.68%), 6.31%,
10/18/37
(a)
.............. 6,750 6,784,588
Series 2016-12A, Class BBR3,
(3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.48%,
10/18/37
(a)
.............. 4,000 4,035,420
Series 2016-12A, Class E2R3,
(3-mo. CME Term SOFR at
7.34% Floor + 7.34%), 11.97%,
10/18/37
(a)
.............. 2,250 2,232,635
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.83%, 10/18/37
(a)
.. 1,000 1,000,454
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.90%, 11/26/37
(a)
.. 25,800 25,923,357
Series 2017-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.84%, 07/20/37
(a)
.. 4,000 4,061,666
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 9.24%, 07/20/37
(a)
.. 6,250 6,380,484
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 5.94%, 04/10/33
(a)
.. 469 470,251
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 8.09%, 04/10/33
(a)
.. 2,200 2,211,568
Series 2019-17A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.87%, 07/20/37
(a)
. 4,250 4,358,216
Series 2020-8RA, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.77%, 10/17/36
(a)
.. 2,645 2,651,067
Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at
1.37% Floor + 1.37%), 6.60%,
07/20/37
(a)
.............. 1,000 1,006,277
Series 2020-18A, Class D1R2,
(3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 8.33%,
07/20/37
(a)
.............. 2,750 2,794,032
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 11.48%, 07/20/37
(a)
. 3,650 3,740,439
Octagon 57 Ltd., Series 2021-1A,
Class C, (3-mo. CME Term SOFR
at 2.05% Floor + 2.31%), 6.97%,
10/15/34
(a)(c)
............... 2,750 2,755,211
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 11.12%, 07/20/37
(a)(c)
5,670 5,214,324
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor +
1.22%), 5.87%, 04/16/31
(a)(c)
.... 5,357 5,367,910

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.88%, 03/17/30
(a)(c)
.... USD 985 $ 986,171
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 5.94%, 01/20/31
(a)(c)
.... 1,703 1,705,581
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor +
1.23%), 5.89%, 04/15/31
(a)(c)
.... 36,888 36,890,894
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.84%), 6.47%, 07/25/30
(a)(c)
.... 1,000 1,001,817
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 5.87%, 07/15/29
(a)(c)
.... 216 216,103
Octagon Investment Partners XV
Ltd.
(a)(c)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.85%, 07/19/30 ... 5,642 5,649,988
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 6.23%, 07/19/30 ... 1,000 1,001,068
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 5.93%, 07/17/30
(a)(c)
.... 1,825 1,826,651
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class AAR3, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 5.78%, 02/14/31
(a)(c)
.... 12,399 12,409,480
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 6.45%, 11/18/31
(a)(c)
.... 250 250,710
OHA Credit Funding 2 Ltd.
(a)(c)
Series 2019-2A, Class ER, (3-mo.
CME Term SOFR at 6.36% Floor
+ 6.62%), 11.24%, 04/21/34 .. 2,100 2,115,124
Series 2019-2A, Class ER2, (3-mo.
CME Term SOFR at 4.80% Floor
+ 4.80%), 0.00%, 01/21/38
(d)
.. 2,100 2,100,000
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR2, (3-mo. CME
Term SOFR at 1.29% Floor +
1.29%), 6.31%, 01/22/38
(a)(c)
.... 500 500,000
OHA Credit Funding 5 Ltd.
(a)(c)
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.13%, 10/18/37 ... 34,220 34,353,458
Series 2020-5A, Class ER, (3-mo.
CME Term SOFR at 5.40% Floor
+ 5.40%), 10.18%, 10/18/37 .. 1,000 1,010,325
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.92%, 10/20/37
(a)(c)
.... 500 501,884
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.97%, 10/19/37
(a)(c)
.... 2,750 2,761,071
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ USD 6,000 $ 5,900,012
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.30%),
5.82%, 05/23/31
(a)(c)
.......... 10,719 10,718,195
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
10.25%, 10/20/37
(a)(c)
......... 1,000 1,019,183
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.87%, 10/20/37
(a)(c)
1,010 1,013,683
OSD CLO Ltd.
(a)(c)
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.26% Floor
+ 6.26%), 10.91%, 04/17/31 .. 500 501,655
Series 2021-23A, Class ER, (3-mo.
CME Term SOFR at 4.85% Floor
+ 4.85%), 0.00%, 01/17/37 ... 750 750,000
OZLM VI Ltd.
(a)(c)
Series 2014-6A, Class A1T, (3-mo.
CME Term SOFR at 0.87% Floor
+ 0.87%), 5.52%, 04/17/31 ... 21,390 21,415,198
Series 2014-6A, Class SUB, 0.00%,
04/17/31
(e)(f)
............. 3,200 45,873
OZLM XI Ltd., Series 2015-11A, Class
A2R, (3-mo. CME Term SOFR
at 0.00% Floor + 2.01%), 6.60%,
10/30/30
(a)(c)
............... 982 982,599
OZLM XIX Ltd., Series 2017-19A, Class
A1RR, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 6.01%,
01/15/35
(a)(c)
............... 9,750 9,774,116
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.94%,
04/15/31
(a)(c)
............... 2,744 2,747,571
OZLM XX Ltd., Series 2018-20A,
Class A2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.53%,
04/20/31
(a)(c)
............... 250 249,704
Palmer Square CLO Ltd.
(a)(c)
Series 2013-2A, Class A1A3, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 5.91%, 10/17/31 ... 959 959,099
Series 2013-2A, Class A2R3, (3-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.41%, 10/17/31 ... 1,250 1,249,671
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.04%, 01/17/31 ... 199 198,936
Series 2015-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 5.98%, 07/20/30 ... 359 359,484
Series 2015-2A, Class CR2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 7.63%, 07/20/30 ... 500 500,483
Series 2018-1A, Class DR, (3-mo.
CME Term SOFR at 6.94% Floor
+ 6.94%), 11.57%, 04/18/37 .. 2,500 2,574,922
Series 2018-2A, Class DR, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 11.65%, 04/16/37 .. 1,500 1,539,616

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 13.12%, 11/15/36 .. USD 3,150 $ 3,171,924
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.61% Floor
+ 6.61%), 11.27%, 07/15/34 .. 250 251,244
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.07%, 01/15/35 ... 250 250,647
Series 2021-4A, Class E, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 10.97%, 10/15/34 .. 1,000 1,004,715
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.35%), 10.97%, 04/20/35 .. 3,500 3,516,491
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.57%, 07/20/37 ... 880 894,477
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.94%, 07/20/37 ... 3,000 3,014,789
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2021-2A, Class A2, (3-mo.
CME Term SOFR at 1.51% Floor
+ 1.51%), 6.03%, 05/20/29 ... 11,232 11,236,325
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 9.78%, 05/20/29 ... 500 501,380
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 5.68%, 07/20/29 ... 2,555 2,557,264
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 7.38%, 07/20/29 ... 5,250 5,289,355
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 9.88%, 07/20/29 ... 4,875 4,887,405
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 5.72%, 10/15/29 ... 728 728,679
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 2.01% Floor
+ 2.01%), 6.67%, 10/15/29 ... 500 500,843
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 7.52%, 10/15/29 ... 2,000 2,018,526
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 9.92%, 10/15/29 ... 10,000 10,024,477
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.93%, 10/15/30 ... 5,152 5,157,683
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.56%, 10/15/30 ... 25,000 25,085,895
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 6.86%, 10/15/30 ... 10,500 10,522,706
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.76%, 10/15/30 ... 8,395 8,431,984
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 10.86%, 10/15/30 .. 11,750 11,815,033
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.06%, 04/15/31 ... USD 5,000 $ 5,002,500
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.56%, 04/15/31 .. 5,000 5,021,483
Series 2023-2A, Class C, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.98%, 01/25/32 ... 5,325 5,357,424
Series 2024-1A, Class D, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 10.01%, 10/15/32 .. 1,750 1,757,275
Series 2024-2A, Class A1N, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.45%, 01/15/33 ... 7,750 7,747,697
Series 2024-2A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.90%, 01/15/33 ... 9,750 9,742,187
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.15%, 01/15/33 ... 3,000 3,005,801
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.15%, 01/15/33 ... 3,500 3,513,965
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.08%), 5.60%, 08/08/32 ... 27,647 27,659,169
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.17%, 08/08/32 ... 2,000 2,005,584
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.42%, 08/08/32 ... 1,000 1,003,969
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.47%, 08/08/32 ... 2,000 2,015,818
Park Blue CLO Ltd.
(a)(c)
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 6.04%, 07/20/37 ... 9,750 9,803,508
Series 2023-3A, Class F, (3-mo.
CME Term SOFR at 7.16% Floor
+ 7.16%), 11.78%, 04/20/36 .. 1,000 1,003,860
Pikes Peak CLO 6
(a)(c)
Series 2020-6A, Class AR2, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 5.92%, 05/18/34 ... 6,186 6,192,051
Series 2020-6A, Class ER2, (3-mo.
CME Term SOFR at 6.43% Floor
+ 6.69%), 11.18%, 05/18/34 .. 500 503,112
Post CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 6.67%, 10/15/34
(a)(c)
7,000 7,041,839
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.88%,
01/20/38
(a)(c)
............... 13,800 13,940,870
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(c)
................ 250 250,060
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.86%, 10/15/30
(a)(c)
.......... 1,758 1,760,026

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.99%, 07/25/31
(a)(c)
.......... USD 578 $ 579,233
Rad CLO 15 Ltd., Series 2021-15A,
Class A, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 5.97%,
01/20/34
(a)(c)
............... 2,750 2,755,363
Rad CLO 27 Ltd., Series 2024-27A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 0.00%,
01/20/38
(a)(c)
............... 18,750 18,750,000
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.05%,
07/24/32
(a)(c)
............... 250 251,482
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.01%,
10/20/37
(a)(c)
............... 6,000 6,051,721
Rad CLO 7 Ltd.
(a)(c)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.00%, 04/17/36 ... 250 250,294
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 7.25%, 04/17/36 ... 500 501,911
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 8.80%, 04/17/36 ... 500 504,941
Rad CLO 9 Ltd.
(a)(c)
Series 2020-9A, Class B1, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.82%, 01/15/34 ... 500 500,008
Series 2020-9A, Class E, (3-mo.
CME Term SOFR at 7.59% Floor
+ 7.85%), 12.51%, 01/15/34 .. 3,500 3,528,338
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR at 0.00% Floor + 3.51%),
8.13%, 04/20/34
(a)(c)
.......... 1,000 1,005,768
Regatta 30 Funding Ltd., Series 2024-
4A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.63%, 01/25/38
(a)(c)
.......... 17,729 17,729,000
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
7.98%, 04/20/34
(a)(c)
.......... 3,000 3,017,288
Regatta VII Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.77%, 06/20/34 ... 1,300 1,301,687
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.22%, 06/20/34 ... 250 251,441
Regatta VIII Funding Ltd., Series 2017-
1A, Class BR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%),
6.70%, 04/17/37
(a)(c)
.......... 6,500 6,554,563
Regatta XIV Funding Ltd., Series 2018-
3A, Class AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
5.73%, 10/25/31
(a)(c)
.......... 3,248 3,249,208
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XV Funding Ltd., Series 2018-
4A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.83%, 10/25/31
(a)(c)
.......... USD 1,252 $ 1,252,877
Regatta XXIV Funding Ltd., Series
2021-5A, Class D1R, (3-mo. CME
Term SOFR at 2.80% Floor +
2.80%), 7.12%, 01/20/38
(a)(c)
.... 5,800 5,800,000
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
13.07%, 07/15/36
(a)(c)
......... 1,000 1,029,960
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.82%, 10/15/29 ... 1,250 1,251,062
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 7.77%, 10/15/29 ... 5,360 5,389,337
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 6.07%, 10/20/30 ... 6,254 6,264,550
Series 2017-3A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.91%), 7.53%, 10/20/30 ... 430 430,049
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 357,388
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 6.50%, 05/20/31 ... 250 250,171
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 357,593
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 372,381
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.88%, 07/20/34 ... 250 250,468
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(c)
............... 5,000 3,674,000
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 5.77%,
07/25/31
(a)(c)
............... 11,550 11,564,132
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 8.14%,
07/10/34
(a)(c)
............... 3,500 3,518,451
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 2.41%), 7.04%,
10/23/30
(a)(c)
............... 2,150 2,152,300
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.29%), 5.91%,
04/20/31
(a)(c)
............... 11,499 11,508,096
RR 16 Ltd.
(a)(c)
Series 2021-16A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.57%, 07/15/36 ... 3,750 3,767,793
Series 2021-16A, Class SUB,
0.00%, 07/15/2121 ........ 4,000 2,426,400
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(c)
...... 475 237,262

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 18 Ltd., Series 2021-18A, Class A2,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.52%, 10/15/34
(a)(c)
USD 1,750 $ 1,758,889
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.05%,
07/15/39
(a)(c)
............... 1,000 1,005,989
RR 32 Ltd.
(a)(c)
Series 2024-32RA, Class A1R, (3-
mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.02%, 10/15/39 5,325 5,346,628
Series 2024-32RA, Class A2R, (3-
mo. CME Term SOFR at 1.70%
Floor + 1.70%), 6.36%, 10/15/39 4,500 4,528,662
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 11.50%, 07/15/35
(a)(c)
250 251,415
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR at 8.79% Floor + 8.79%),
13.41%, 07/20/36
(a)(c)
......... 3,000 3,100,462
Sandstone Peak III Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 7.08% Floor + 7.08%),
11.71%, 04/25/37
(a)(c)
......... 1,000 1,030,924
Sandstone Peak Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.94%, 10/15/34 ... 9,730 9,764,008
Series 2021-1A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.83%), 6.49%, 10/15/34 ... 4,750 4,770,710
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.80% Floor
+ 7.06%), 11.72%, 10/15/34 .. 2,172 2,186,489
Signal Peak CLO 14 Ltd., Series 2024-
14A, Class SUB, 0.00%, 01/22/38
(a)
(c)
...................... 6,000 4,695,000
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.98%, 10/20/37
(a)(c)
.......... 6,500 6,526,143
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.94%, 10/20/37
(a)(c)
.......... 2,000 2,010,974
Silver Point CLO 7 Ltd., Series 2024-
7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
0.00%, 01/15/38
(a)(c)(d)
......... 8,000 8,000,000
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR at 5.90% Floor + 6.16%),
10.78%, 07/20/34
(a)(c)
......... 6,000 6,038,351
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (3-mo. CME
Term SOFR at 6.20% Floor +
6.46%), 11.08%, 01/20/34
(a)(c)
.... 2,250 2,263,386
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR at 6.50% Floor +
6.76%), 11.38%, 04/20/34
(a)(c)
.... 4,000 4,031,079
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 6.80%, 07/24/37
(a)(c)
.... 3,000 3,026,351
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.95%, 01/26/31
(a)(c)
.......... USD 249 $ 249,348
Sound Point CLO XV Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%),
6.94%, 01/23/29
(a)(c)
.......... 2,573 2,573,403
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
8.39%, 04/25/34
(a)(c)
.......... 345 347,046
Sound Point CLO XXXII Ltd., Series
2021-4A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.04%, 10/25/34
(a)(c)
.......... 19,750 19,785,048
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.04%, 04/18/31
(a)(c)
.... 2,631 2,635,729
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.51%), 6.17%,
10/15/30
(a)(c)
............... 137 137,015
Strata CLO I Ltd., Series 2018-1A,
Class USUB, 0.00%, 01/15/2118
(a)(c)
7,680 328,320
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a)(c)
.. 2,820 5,696
Symphony CLO 46 Ltd.
(c)
Series 2024-46A, Class A2, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 6.03%, 01/20/38
(a)
.. 2,850 2,849,173
Series 2024-46A, Class B2, 5.57%,
01/20/38 ............... 4,670 4,655,480
Symphony CLO XVI Ltd., Series 2015-
16A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.86%, 10/15/31
(a)(c)
.......... 1,810 1,812,151
Symphony CLO XVIII Ltd., Series 2016-
18A, Class A1R3, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
5.73%, 07/23/33
(a)(c)
.......... 3,720 3,731,490
Symphony CLO XXIII Ltd.
(a)(c)
Series 2020-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.92%, 01/15/34 ... 510 510,399
Series 2020-23A, Class ER, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.07%, 01/15/34 .. 510 513,197
Symphony CLO XXIV Ltd., Series 2020-
24A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.83%, 01/23/32
(a)(c)
.......... 1,002 1,003,921
Symphony Static CLO I Ltd.
(a)(c)
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 6.74%, 10/25/29 ... 1,500 1,503,203
Series 2021-1A, Class E1, (3-mo.
CME Term SOFR at 5.35% Floor
+ 5.61%), 10.24%, 10/25/29 .. 750 752,528
TCI-Flatiron CLO Ltd.
(a)(c)
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 0.96% Floor
+ 1.22%), 5.71%, 11/18/30 ... 6,903 6,907,491

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class ANR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 5.93%, 01/29/32 ... USD 130 $ 129,830
TCI-Symphony CLO Ltd., Series 2016-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
5.94%, 10/13/32
(a)(c)
.......... 12,365 12,387,339
TCW CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.97%
Floor + 7.97%), 12.59%, 04/28/36
(a)
(c)
...................... 1,750 1,784,343
Texas Debt Capital CLO 2024-I Ltd.,
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor +
6.00%), 10.63%, 04/22/37
(a)(c)
.... 2,750 2,800,862
TIAA CLO III Ltd.
(a)(c)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.06%, 01/16/31 ... 100 100,218
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 6.41%, 01/16/31 ... 750 750,568
TICP CLO XII Ltd.
(a)(c)
Series 2018-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 6.09%, 07/15/34 ... 1,000 1,001,729
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.57%, 07/15/34 ... 925 929,333
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 11.17%, 07/15/34 .. 250 251,172
TICP CLO XIII Ltd., Series 2019-13A,
Class BR, (3-mo. CME Term SOFR
at 1.96% Floor + 1.96%), 6.62%,
04/15/34
(a)(c)
............... 3,000 3,015,745
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.05%,
07/21/34
(a)(c)
............... 1,000 1,000,323
Trestles CLO Ltd., Series 2017-1A,
Class ERR, (3-mo. CME Term SOFR
at 5.95% Floor + 5.95%), 10.58%,
07/25/37
(a)(c)
............... 1,250 1,272,315
Trestles CLO VI Ltd., Series 2023-6A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.13%,
01/25/36
(a)(c)
............... 5,000 5,050,263
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.45%), 0.96%, 03/03/39
(e)(f)
. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.50%, 03/03/39 ... 12,800 1,216
Trimaran CAVU Ltd.
(a)(c)
Series 2019-1A, Class D1AR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.27%, 01/20/37 ... 2,300 2,300,000
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 9.61%, 11/26/32 ... 575 578,195
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 9.38%, 07/23/37 ... 3,375 3,446,447
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class ER, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 11.63%, 07/23/37 .. USD 8,500 $ 8,726,427
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.14%, 10/25/34 ... 1,550 1,559,205
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.03%, 10/22/37 ... 39,410 39,540,304
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.93%, 10/22/37 ... 2,000 2,032,404
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 10.74%, 01/20/36 .. 3,000 3,017,021
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 13.43%, 01/20/36 .. 3,500 3,550,563
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 13.56%, 07/20/36 .. 3,000 3,107,866
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.64%, 01/25/38 ... 34,750 34,922,707
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.29%, 10/18/31
(a)(c)
.......... 900 909,534
Trinitas CLO XIV Ltd.
(a)(c)
Series 2020-14A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.97%, 01/25/34 ... 7,000 7,012,671
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 7.03%, 01/25/34 ... 625 625,975
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class D, (3-mo. CME Term
SOFR at 3.60% Floor + 3.86%),
8.48%, 01/20/35
(a)(c)
.......... 2,000 2,011,503
Trinitas CLO XXXI Ltd., Series 2024-
31A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.73%, 01/22/38
(a)(c)
.......... 1,020 1,022,627
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 7.78%,
04/20/31
(a)(c)
............... 2,000 2,011,494
Voya CLO Ltd.
(a)(c)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.47%), 6.13%, 10/15/30 ... 1,436 1,437,065
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.86%, 04/25/31 ... 1,066 1,067,952
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.04%, 10/18/31 ... 859 858,931
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 5.88%, 04/18/31 ... 20,382 20,414,847
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 5.93%, 04/17/30 ... 3,551 3,551,996
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 7.01%, 07/14/31 ... 1,200 1,204,097

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-3A, Class A1R3, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.78%, 10/20/31 ... USD 16,687 $ 16,687,605
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.95%, 01/20/31 ... 2,426 2,430,036
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 7.53%, 01/20/31 ... 1,085 1,087,024
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.24%), 5.90%, 06/07/30 ... 234 233,729
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.57%, 06/07/30 ... 750 751,344
Series 2017-3A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 7.21%), 11.83%, 04/20/34 .. 500 502,314
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.83%, 04/19/31 ... 343 344,015
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.86%, 10/15/31 ... 234 234,617
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.82%, 10/15/37 ... 22,750 22,874,640
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.56%, 10/17/32 ... 1,300 1,303,172
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.68%, 01/20/38
(a)(c)
.... 1,500 1,500,000
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.95%, 07/24/36 ... 5,000 5,009,857
Series 2019-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.73%, 07/24/36 ... 9,280 9,321,130
Series 2019-1A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.38%, 07/24/36 .. 6,630 6,672,533
Series 2019-1A, Class SUB, 0.00%,
07/24/36 ............... 4,300 3,258,970
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.94%, 10/24/37 ... 15,000 15,044,840
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.46%, 10/24/37 ... 3,079 3,129,872
Series 2020-2A, Class E1R2, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.31%, 10/24/37 .. 1,500 1,521,501
Series 2020-2A, Class SUB, 0.00%,
10/24/34 ............... 4,734 3,376,762
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.93%, 10/15/35 ... 14,600 14,617,710
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 7.51%, 10/15/35 ... 5,250 5,281,318
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 10.31%, 10/15/35 .. USD 6,970 $ 7,015,925
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 12.63%,
04/20/36
(a)(c)
............... 7,000 7,141,177
2,683,953,918
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
4.10%, 10/21/38 ............ EUR 4,000 4,168,733
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.55%, 10/25/49 .... 410 424,337
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.95%, 10/25/49 .... 284 294,050
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.35%, 10/25/49 .... 568 585,849
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR at 0.00% Floor +
1.75%), 4.75%, 02/25/38 ....... 77 79,962
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.80%, 02/25/43 .... 3,200 3,307,255
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 4.10%, 02/25/43 .... 2,000 2,071,648
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 4.50%, 02/25/43 .... 1,400 1,450,219
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 6.40%, 02/25/43 .... 1,500 1,554,190
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 7.35%, 02/25/43 .... 800 828,896
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
3.68%, 06/15/41 ............ 20,722 21,481,583
36,246,722
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 4.00%, 01/26/43 .... 230 238,590
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.95%, 01/26/43 .... 919 961,466
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 5.90%, 01/26/43 .... 288 302,565
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 8.35%, 01/26/43 .... 230 239,845
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 10.35%, 01/26/43 .... 58 62,330

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.10%, 09/15/32 .... EUR 1,066 $ 1,105,909
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.00%, 09/15/32 .... 581 609,555
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 3.65%,
09/15/30 ............... 183 189,670
Series 8, Class C, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 3.85%,
09/15/30 ............... 146 151,483
Series 8, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.35%), 4.25%,
09/15/30 ............... 37 37,823
3,899,236
Ireland — 1.1%
(a)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37
(b)
................ 3,200 3,363,949
Anchorage Capital Europe CLO 2
DAC
(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 4.78%, 04/15/34 .... 2,563 2,656,074
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 6.73%, 04/15/34 .... 2,110 2,212,914
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.29%, 04/25/34
(c)
........... 590 615,450
Aqueduct European CLO DAC
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 3.95%, 08/15/34
(b)
... 5,000 5,173,637
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.22%, 04/20/34
(c)
... 1,250 1,301,809
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 4.17%, 08/15/37
(b)
... 5,114 5,297,281
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 6.82%, 05/15/38
(b)
... 2,750 2,879,265
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.02%, 05/15/38
(c)
... 2,000 2,072,873
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 5.67%, 05/15/38
(c)
... 2,000 2,102,297
Arbour CLO VI DAC
(b)
Series 6X, Class AR, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 4.32%, 11/15/37 ..... 8,000 8,295,911
Series 6X, Class DR, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 6.37%, 11/15/37 ..... 1,790 1,866,062
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 4.68%,
10/15/30
(b)(c)
............... 1,200 1,243,509
Security
Par (000)
Par (000) Value
Ireland (continued)
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.98%,
10/15/31
(c)
................ EUR 2,000 $ 2,082,893
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.92%,
04/20/32
(c)
................ 862 894,367
Arini European CLO I DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.08%, 07/15/36 .... 5,000 5,202,556
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.22%, 07/15/36 .... 1,000 1,058,587
Arini European CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 7.38%, 04/15/38
(c)
... 8,648 9,032,023
Series 2X, Class A, (3-mo.
EURIBOR at 1.55% Floor +
1.55%), 4.73%, 04/15/38
(b)
... 5,750 5,975,294
Series 2X, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 7.38%, 04/15/38
(b)
... 1,500 1,566,609
Arini European CLO III DAC
(c)
Series 3A, Class D, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 7.03%, 10/15/37 .... 1,390 1,455,374
Series 3A, Class E, (3-mo.
EURIBOR at 6.10% Floor +
6.10%), 9.58%, 10/15/37 .... 900 939,790
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 6.27%, 01/15/38
(b)
2,480 2,564,243
Armada Euro CLO III DAC, Series
3A, Class DRR, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 6.48%,
10/15/37
(c)
................ 2,800 2,886,031
Aurium CLO, Series 11A, Class D,
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.96%, 01/18/38
(c)
..... 2,825 2,958,505
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.91%, 01/16/31
(b)
2,090 2,160,205
Aurium CLO VIII DAC
(b)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 3.69%, 06/23/34 .... 5,000 5,162,495
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.84%, 06/23/34 .... 750 779,372
Avoca CLO XIV DAC
(b)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 7.88%, 01/12/31 .... 2,240 2,352,574
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 9.53%, 01/12/31 .... 1,100 1,149,766
Series 14X, Class SUB, 0.00%,
01/12/31
(e)(f)
............. 4,510 2,475,992
Avoca CLO XV DAC
(b)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.23%, 04/15/31 .... 150 154,419

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.31%, 04/15/31 .... EUR 1,305 $ 1,356,550
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.02%, 04/15/31 .... 1,760 1,830,362
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,680,387
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 0.00%, 01/15/38
(c)
... 250 258,962
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 4.43%, 04/15/31
(b)
... 5,800 6,010,374
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 0.00%, 01/15/38
(b)
... 5,800 6,007,930
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 4.93%, 04/15/31
(b)
... 150 155,455
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 0.00%, 01/15/38
(b)
... 1,100 1,139,435
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 6.08%, 04/15/35
(c)
... 970 1,005,309
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 4.48%, 04/15/35
(b)
... 710 728,902
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 6.23%, 04/15/34
(c)
750 782,295
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 3,807,790
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.74%,
01/15/35
(b)
................ 900 935,659
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 4.07%,
07/22/34
(b)
................ 5,000 5,154,122
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 4.52%, 07/20/31
(b)
4,300 4,456,724
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 5.42%, 01/20/37
(b)
11,650 12,080,339
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 6.37%, 08/15/34
(b)
1,500 1,562,768
Cairn CLO XVI DAC
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 7.03%, 01/15/37
(c)
... 1,520 1,607,431
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 8.38%, 01/15/37
(c)
... 939 997,602
Series 2023-16X, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 8.38%, 01/15/37
(b)
... 617 655,507
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 4.93%, 04/25/36
(b)
7,585 7,867,707
Security
Par (000)
Par (000) Value
Ireland (continued)
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.31%, 10/25/37
(b)
EUR 2,600 $ 2,732,355
Carlyle Euro CLO DAC
(c)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 5.43%, 10/15/35 .... 250 260,170
Series 2021-2A, Class C, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.48%, 10/15/35 .... 2,690 2,804,687
Series 2022-5A, Class BR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.09%, 04/25/37 .... 1,020 1,068,237
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.38%, 07/15/32
(b)
........... 450 469,541
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
4.78%, 04/15/33
(b)
........... 400 414,474
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.68%, 01/15/34
(c)
... 500 522,162
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 4.68%, 01/15/34
(b)
... 4,500 4,636,602
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
4.34%, 12/15/32
(b)
........... 1,000 1,045,175
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 3.97%, 04/15/34
(b)
11,500 11,887,253
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 0.00%, 01/23/38 .... 5,570 5,769,684
Series 7X, Class D, (3-mo.
EURIBOR at 3.95% Floor +
3.95%), 7.09%, 05/14/32 .... 350 362,858
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 0.00%, 01/23/38 .... 1,870 1,937,040
Contego CLO XI DAC
Series 11A, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 4.06%, 11/20/38
(c)
... 2,500 2,589,439
Series 11X, Class DR, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 5.93%, 11/20/38
(b)
... 1,330 1,387,563
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 6.72%, 11/15/33
(c)
... 974 1,022,643
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 6.72%, 11/15/33
(b)
... 499 523,920
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
4.30%, 02/22/34
(b)
........... 1,120 1,151,820

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
6.64%, 12/23/33
(c)
........... EUR 400 $ 421,076
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.04%, 12/15/34
(b)
........... 755 784,921
CVC Cordatus Loan Fund XXIII DAC
(c)
Series 23A, Class DR, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 6.19%, 04/25/36 .... 770 804,802
Series 23X, Class ER, (3-mo.
EURIBOR at 6.85% Floor +
6.85%), 9.94%, 04/25/36
(b)
... 470 494,694
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
9.60%, 10/23/34
(c)
........... 1,350 1,414,599
CVC Cordatus Loan Fund XXIX
DAC, Series 29A, Class D, (3-mo.
EURIBOR at 5.40% Floor + 5.40%),
8.42%, 02/15/37
(c)
........... 1,000 1,046,755
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR at 6.58% Floor + 6.58%),
9.76%, 04/15/35
(b)
........... 1,300 1,365,101
CVC Cordatus Loan Fund XXX DAC
Series 30A, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 4.50%, 05/15/37
(c)
... 750 782,590
Series 30A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.02%, 05/15/37
(c)
... 4,233 4,442,166
Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 4.50%, 05/15/37
(b)
... 5,750 5,999,858
Series 30X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.02%, 05/15/37
(b)
... 1,500 1,574,119
CVC Cordatus Opportunity Loan Fund
DAC
Series 1A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.02%, 08/15/33
(c)
... 5,000 5,205,782
Series 1X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.02%, 08/15/33
(b)
... 1,500 1,561,735
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
5.68%, 04/15/34
(c)
........... 250 260,605
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 5.45%, 04/24/34 .... 700 728,352
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 6.35%, 04/24/34 .... 1,380 1,428,065
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 4.03%,
04/15/34
(b)
................ 5,000 5,161,034
Fernhill Park CLO DAC, Series 1A,
Class D, (3-mo. EURIBOR at 3.75%
Floor + 3.75%), 7.54%, 04/15/37
(c)
533 556,600
Security
Par (000)
Par (000) Value
Ireland (continued)
Fidelity Grand Harbour CLO DAC
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 6.78%, 10/15/34
(c)
... EUR 1,490 $ 1,556,078
Series 2023-1X, Class D, (3-mo.
EURIBOR at 5.90% Floor +
5.90%), 8.92%, 08/15/36
(b)
... 1,193 1,241,357
Series 2023-2A, Class D, (3-mo.
EURIBOR at 4.10% Floor +
4.10%), 7.28%, 04/15/38
(c)
... 1,980 2,073,918
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
5.19%, 09/12/33
(b)
........... 510 533,024
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 4.20%, 02/18/34 .... 7,200 7,482,702
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.15%, 02/18/34 .... 4,900 5,131,878
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.15%, 10/18/34 .... 1,700 1,763,696
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 4.49%, 10/18/34 .... 2,300 2,388,973
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.95%, 10/18/34 .... 5,800 6,024,914
Glenbrook Park CLO DAC, Series 1A,
Class E, (3-mo. EURIBOR at 7.58%
Floor + 7.58%), 10.80%, 07/21/36
(c)
3,800 3,945,678
Harvest CLO XXIII DAC
(b)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 4.17%, 10/20/32 .... 1,817 1,882,491
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.22%, 10/20/32 .... 1,360 1,409,792
Harvest CLO XXX DAC, Series 30A,
Class B1, (3-mo. EURIBOR at
2.60% Floor + 2.60%), 5.67%,
07/27/36
(c)
................ 2,000 2,090,894
Harvest CLO XXXII DAC
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.20%, 07/25/37
(c)
... 2,222 2,316,106
Series 32A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/25/37
(c)
... 1,039 1,089,689
Series 32X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/25/37
(b)
... 1,543 1,618,277
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.04%, 07/25/34
(b)
3,800 3,945,154
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.09%, 04/25/34
(c)
... 500 525,360
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 4.44%, 04/25/34
(b)
... 450 463,595

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.09%, 04/25/34
(b)
... EUR 1,000 $ 1,050,719
Henley CLO X DAC
Series 10A, Class SUB, 0.00%,
07/20/37
(c)
.............. 4,000 3,714,558
Series 10X, Class D, (3-mo.
EURIBOR at 3.75% Floor +
3.75%), 7.49%, 07/20/37
(b)
... 726 761,741
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.88%, 01/15/38
(b)
1,320 1,374,860
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.95%,
11/14/32
(b)
................ 534 552,865
Invesco Euro CLO II DAC, Series
2X, Class DR, (3-mo. EURIBOR
at 3.40% Floor + 3.40%), 6.42%,
08/15/34
(b)
................ 4,000 4,057,299
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.88%,
04/15/33
(c)
................ 625 646,897
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 6.98%, 01/15/34
(b)
450 468,259
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.21%, 01/15/39
(b)
2,230 2,332,134
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 4.89%, 07/18/33
(b)
5,800 6,130,053
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.75%, 05/18/35
(b)
.... 1,800 1,850,438
Madison Park Euro Funding X DAC
(b)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 3.83%, 10/25/30 .... 2,674 2,760,357
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 4.29%, 10/25/30 .... 1,850 1,891,664
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
4.87%, 02/15/31
(b)
........... 1,350 1,397,511
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.38%, 05/25/34
(c)
........... 1,250 1,309,349
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.68%,
10/15/32
(c)
................ 950 989,938
Marlay Park CLO DAC, Series 1A,
Class D, (3-mo. EURIBOR at 4.50%
Floor + 4.50%), 7.68%, 10/15/30
(c)
830 860,800
Neuberger Berman Loan Advisers Euro
CLO 6 DAC, Series 2024-6X, Class
D, (3-mo. EURIBOR at 3.75% Floor
+ 3.75%), 7.49%, 07/15/37
(b)
.... 882 926,048
Neuberger Berman Loan Advisers Euro
CLO DAC, Series 2022-3X, Class A,
(3-mo. EURIBOR at 0.92% Floor +
0.92%), 4.01%, 10/25/34
(b)
..... 5,200 5,349,078
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
5.51%, 11/25/33
(c)
........... EUR 500 $ 520,423
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 5.12%, 01/21/35
(c)
..... 425 440,241
OCP Euro CLO, Series 2022-6A, Class
DR, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 8.49%, 07/20/36
(c)
3,370 3,537,372
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 5.52%, 04/20/33 .... 250 260,251
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.52%, 04/20/33 .... 250 260,331
Series 2023-7A, Class D, (3-mo.
EURIBOR at 5.10% Floor +
5.10%), 8.19%, 04/25/36 .... 2,500 2,616,538
Palmer Square European CLO DAC
(b)
Series 2022-2X, Class DR, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.18%, 01/15/38 .... 1,119 1,170,016
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.84%, 10/15/37 .... 5,200 5,403,913
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 6.50%, 05/15/34 .... 3,250 3,389,154
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.74%, 05/15/34 .... 1,320 1,372,862
Penta CLO 16 DAC, Series 2024-16A,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.16%, 10/18/36
(c)
1,650 1,734,695
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 5.39%,
07/25/34
(c)
................ 500 523,562
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38
(b)
1,640 1,723,309
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.70%, 07/25/51 ... USD 2,716 2,713,943
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.95%, 07/25/51 ... 277 278,793
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.20%, 07/25/51 ... 159 161,019
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.35%, 07/25/51 .. 104 107,236
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.38%, 10/15/38
(b)
EUR 1,349 1,410,196

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Providus CLO IX DAC, Series 9A, Class
B, (3-mo. EURIBOR at 2.45% Floor
+ 2.45%), 5.66%, 07/18/36
(c)
.... EUR 5,200 $ 5,455,887
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 5.97%, 02/15/35
(b)
.... 1,000 1,041,921
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.20%, 05/20/34
(b)
.... 1,000 1,043,195
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.18%, 07/16/34
(b)
2,000 2,094,480
RRE 18 Loan Management DAC
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. 5,000 4,699,002
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 4.65%, 04/15/39
(b)
... 5,750 5,978,478
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
5.11%, 07/15/37
(b)
........... 2,865 2,988,208
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,039,950
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.88%,
10/15/36
(c)
................ 1,720 1,790,083
SCF Rahoituspalvelut XIII DAC
(b)
Series 13, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.80%, 06/25/34 .... 800 827,739
Series 13, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 4.20%, 06/25/34 .... 400 414,357
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 4.48%, 04/20/37 .... 6,700 6,944,269
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.41%, 04/20/37 .... 2,830 2,957,956
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
5.48%, 04/15/33
(b)
........... 750 782,579
Sound Point Euro CLO X Funding
DAC, Series 10A, Class D, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.22%, 04/20/38
(c)
........... 1,863 1,957,784
St Paul's CLO VI DAC, Series 6A,
Class DRRE, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 6.30%,
05/20/34
(c)
................ 4,595 4,707,735
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.38%, 04/15/33
(b)
1,880 1,948,411
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 4.78%,
04/15/33
(b)
................ 1,350 1,398,039
Security
Par (000)
Par (000) Value
Ireland (continued)
Sutton Park CLO DAC
(b)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 4.72%, 11/15/31 ..... EUR 345 $ 358,406
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 5.37%, 11/15/31 ..... 500 521,596
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class A, (3-mo.
EURIBOR at 1.45% Floor +
1.45%), 5.15%, 07/16/38
(c)
... 2,000 2,080,389
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 5.80%, 07/16/38
(c)
... 2,000 2,074,960
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 6.25%, 07/16/38
(c)
... 1,500 1,559,239
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/16/38
(c)
... 1,150 1,195,716
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/16/38
(b)
... 1,243 1,292,414
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 6.78%, 01/15/35
(b)
.... 1,000 1,048,463
Tikehau CLO XII DAC
(b)
Series 12X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.71%, 10/20/38 .... 5,200 5,422,891
Series 12X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.62%, 10/20/38 .... 5,073 5,325,393
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 5.54%,
07/25/34
(c)
................ 320 332,906
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 6.23%, 01/15/38
(b)
1,960 2,035,319
Voya Euro CLO II DAC
(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 4.85%, 07/15/35 .... 250 259,950
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 5.33%, 07/15/35 .... 250 260,800
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 4.83%,
04/15/33
(b)
................ 439 454,854
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 6.28%,
10/15/34
(b)
................ 900 938,991
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 6.28%, 04/15/35
(c)
660 689,635
Voya Euro CLO VIII DAC, Series 8A,
Class A, (3-mo. EURIBOR at 1.28%
Floor + 1.28%), 0.00%, 01/15/39
(c)
3,000 3,107,550
418,193,756

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.3%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 4.17%, 11/15/39 ..... EUR 2,588 $ 2,681,708
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 4.52%, 11/15/39 ..... 673 697,368
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 5.42%, 11/15/39 ..... 324 335,727
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 6.92%, 11/15/39 ..... 921 954,284
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 3.59%, 12/29/36 .... 14,440 14,967,157
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.06%, 12/29/36 .... 6,250 6,490,720
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.56%, 12/29/36 .... 1,435 1,492,321
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.16%, 12/29/36 .... 1,322 1,376,976
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 3.55%,
12/24/44 ............... 294 303,679
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.95%,
12/24/44 ............... 135 140,197
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 5.15%,
12/24/44 ............... 73 75,784
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 3.80%,
12/25/46 ............... 6,619 6,884,869
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 5.20%,
12/25/46 ............... 547 575,096
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 6.20%,
12/25/46 ............... 711 751,468
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 8.20%,
12/25/46 ............... 496 530,308
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 3.58%, 02/24/42 .... 12,075 12,517,851
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.00%, 02/24/42 .... 1,484 1,540,136
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.80%, 02/24/42 .... 531 554,215
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 6.80%, 02/24/42 .... 605 626,647
Security
Par (000)
Par (000) Value
Italy (continued)
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.74%, 09/22/43 .... EUR 2,706 $ 2,868,261
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 6.44%, 09/22/43 .... 3,309 3,497,685
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 8.54%, 09/22/43 .... 2,785 2,965,863
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.34%, 09/22/43 .... 5,677 5,921,949
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 4.35%, 05/27/39 .... 1,048 1,086,265
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 5.10%, 05/27/39 .... 449 465,389
Quarzo SRL
Series 2023-1, Class A2, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.84%, 12/15/39 .... 3,060 3,178,482
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 4.49%, 06/15/41 .... 5,487 5,702,045
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.19%, 06/15/41 .... 970 1,013,839
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 6.59%, 06/15/41 .... 850 890,555
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 5.71%,
12/28/31 ............... 205 213,140
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.86%, 07/28/34 .... 1,808 1,881,801
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 4.66%,
07/28/34 ............... 894 935,710
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 5.66%,
07/28/34 ............... 974 1,025,420
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 6.66%,
07/28/34 ............... 342 358,014
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.81%), 3.67%,
07/28/36 ............... 7,824 8,114,619
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.96%,
07/28/36 ............... 1,266 1,311,803
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 4.36%,
07/28/36 ............... 635 660,260
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.85%,
07/27/48 ................. 2,629 2,731,890
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 3.74%, 04/20/34 .... 9,222 9,579,219

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.56%, 04/20/34 .... EUR 1,593 $ 1,660,071
109,558,791
Jersey, Channel Islands — 0.3%
AGL CLO 20 Ltd., Series 2022-20A,
Class ER, (3-mo. CME Term SOFR
at 6.40% Floor + 6.40%), 11.02%,
10/20/37
(a)(c)
............... USD 900 928,316
AGL CLO 25 Ltd., Series 2023-25A,
Class E, (3-mo. CME Term SOFR
at 8.66% Floor + 8.66%), 13.28%,
07/21/36
(a)(c)
............... 250 258,120
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.12%,
04/19/37
(a)(c)
............... 1,500 1,542,241
Apidos CLO XLI Ltd., Series 2022-41A,
Class ER, (3-mo. CME Term SOFR
at 5.65% Floor + 5.65%), 10.27%,
10/20/37
(a)(c)
............... 1,000 1,016,805
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 9.34%, 10/15/36
(a)(c)
.... 500 512,695
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 13.18%,
04/25/35
(a)(c)
............... 2,000 2,045,603
Bain Capital Credit CLO Ltd., Series
2023-1A, Class D, (3-mo. CME Term
SOFR at 4.90% Floor + 4.90%),
9.55%, 04/16/36
(a)(c)
.......... 2,090 2,142,780
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR at 5.20% Floor + 5.20%),
9.83%, 04/25/36
(a)(c)
.......... 1,000 1,025,206
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR at 5.60% Floor +
5.60%), 10.23%, 04/25/36
(a)(c)
.... 1,835 1,881,071
Blueberry Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 5.35% Floor + 5.35%),
10.48%, 10/20/37
(a)(c)
......... 2,000 2,031,191
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
6.26%, 10/22/37
(a)(c)
.......... 15,750 15,860,091
GoldenTree Loan Management US
CLO 16 Ltd., Series 2022-16A,
Class AR, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 6.29%,
01/20/34
(a)(c)
............... 560 561,415
GoldenTree Loan Management US
CLO 19 Ltd.
(a)(c)
Series 2024-19A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 10.62%, 04/20/37 .. 825 839,851
Series 2024-19A, Class F, (3-mo.
CME Term SOFR at 7.75% Floor
+ 7.75%), 12.37%, 04/20/37 .. 2,360 2,341,727
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
GoldenTree Loan Management US
CLO 21 Ltd., Series 2024-21A,
Class F, (3-mo. CME Term SOFR
at 7.83% Floor + 7.83%), 12.45%,
07/20/37
(a)(c)
............... USD 1,750 $ 1,750,136
Golub Capital Partners CLO 64B-R
Ltd., Series 2022-64A, Class D1R,
(3-mo. CME Term SOFR at 3.05%
Floor + 3.05%), 7.68%, 10/25/37
(a)(c)
3,000 3,060,652
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 6.11%, 10/25/37 ... 880 882,972
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 6.41%, 10/25/37 ... 310 310,468
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.64%, 10/25/37 ... 310 310,600
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.64%, 10/25/37 ... 310 315,270
Hamlin Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.90%,
10/20/37
(a)(c)
............... 9,750 9,783,858
Juniper Valley Park CLO Ltd., Series
2023-1A, Class ER, (3-mo. CME
Term SOFR at 5.50% Floor +
5.50%), 10.12%, 07/20/36
(a)(c)
.... 830 837,810
OCP Aegis CLO Ltd., Series 2024-39A,
Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.72%,
01/16/37
(a)(c)
............... 4,410 4,420,450
OCP CLO Ltd.
(c)
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.30%, 10/15/37
(a)
.. 3,410 3,481,238
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.93%, 10/15/37
(a)
.. 4,820 4,854,671
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 2,970 2,795,949
Series 2024-37A, Class E, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 10.07%, 10/15/37
(a)
. 1,860 1,895,489
Series 2024-38A, Class A, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.68%, 01/21/38
(a)
.. 7,400 7,400,000
Orion CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.90%
Floor + 7.90%), 12.53%, 10/25/36
(a)
(c)
...................... 1,000 1,013,625
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
13.77%, 04/20/36
(a)(c)
......... 1,280 1,313,106
Pikes Peak CLO 15 Ltd., Series 2023-
15A, Class D, (3-mo. CME Term
SOFR at 4.45% Floor + 4.45%),
9.07%, 10/20/36
(a)(c)
.......... 4,500 4,614,307
Pikes Peak CLO 16 Ltd., Series 2024-
16A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
7.12%, 07/25/37
(a)(c)
.......... 5,000 5,042,200

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
11.12%, 04/26/37
(a)(c)
......... USD 1,250 $ 1,282,655
Valley Stream Park CLO Ltd.
(a)(c)
Series 2022-1A, Class E1RR, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.81%, 01/20/37 ... 15,685 15,822,578
Series 2022-1A, Class E2RR, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.10%), 11.66%, 01/20/37 .. 695 699,181
Vantage Data Centers Jersey Borrower
Spv Ltd., Series 2024-1X, 6.17%,
05/28/39
(b)
................ GBP 12,433 15,741,394
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.75%, 07/20/32 ... USD 6,785 6,797,066
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.27%, 07/20/32 ... 2,000 2,003,420
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.94%, 10/20/37 ... 6,750 6,771,545
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.33%, 10/20/37 .. 1,600 1,628,562
137,816,314
Luxembourg — 0.1%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.10%, 03/21/34 .... EUR 2,900 3,010,150
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 4.39%, 03/21/34 .... 1,200 1,246,696
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.70%, 03/21/34 .... 600 630,358
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 5.20%, 03/21/34 .... 500 526,008
Auto1 Car Funding SARL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.60%, 12/15/33 .... 3,619 3,750,909
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.40%, 12/15/33 .... 300 312,257
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 6.40%, 12/15/33 .... 300 321,461
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
3.75%, 09/25/41 ............ 1,236 1,282,615
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 3.81%, 09/22/31 ....... 2,400 2,473,627
Golden Ray SA-Compartment 1
Series 1, Class A2, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.65%, 12/27/57 .... 3,282 3,399,996
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 4.35%,
12/27/57 ............... EUR 500 $ 521,494
Series 1, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 4.85%,
12/27/57 ............... 300 308,766
Pony SA Compartment German Auto
Loans
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 3.75%, 01/14/33 .... 1,200 1,241,996
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.10%, 01/14/33 .... 600 621,007
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 4.55%, 01/14/33 .... 400 413,933
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 4.65%, 11/14/34 ..... 774 805,910
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 5.40%, 11/14/34 ..... 318 331,260
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.90%, 01/14/38 .... 1,900 1,965,015
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.20%, 01/14/38 .... 11,200 11,578,967
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.00%, 05/14/38 .... 3,000 3,112,295
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 4.30%, 05/14/38 .... 2,300 2,385,517
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.60%, 05/14/38 .... 1,600 1,659,528
SC Germany SA Compartment Leasing
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.90%, 12/14/32 .... 1,100 1,145,489
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 5.90%, 12/14/32 .... 1,000 1,047,116
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.66%, 01/20/35 ..... 2,894 2,996,433
47,088,803
Netherlands — 0.1%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.15%, 08/13/49 .... 4,247 4,412,599
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.94%, 08/13/49 .... 843 881,600
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 6.05%, 08/13/49 .... 1,223 1,288,641

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.94%, 02/18/32 .... EUR 800 $ 829,071
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.89%, 02/18/32 .... 900 943,819
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 6.05%, 02/18/32 .... 200 211,047
Hill FL BV
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 3.57%, 10/18/32 .... 7,500 7,787,722
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 4.79%, 10/18/32 .... 500 520,701
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 3.47%, 09/16/41 .... 6,580 6,817,590
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.72%, 09/16/41 .... 361 373,170
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 4.22%, 09/16/41 .... 268 277,220
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.78%, 09/16/41 .... 188 194,013
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 4.42%, 07/27/32 ....... 2,890 2,996,979
27,534,172
Portugal — 0.0%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos, Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
3.90%, 02/25/34 ............ 5,300 5,499,777
TAGUS - Sociedade de Titularizacao
de Creditos SA, Series 2, Class D,
(1-mo. EURIBOR at 0.00% Floor +
2.85%), 5.65%, 09/23/38 ....... 440 442,773
TAGUS-Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 4.65%,
10/27/42 ............... 1,600 1,657,968
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 5.45%,
10/27/42 ............... 700 725,357
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.85%,
10/27/42 ............... 1,400 1,450,699
9,776,574
Spain — 0.1%
(b)
Auto ABS Spanish Loans FT
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 3.71%, 09/28/38 .... 10,900 11,309,711
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.16%, 09/28/38 .... 4,000 4,144,088
Security
Par (000)
Par (000) Value
Spain (continued)
Autonoria Spain
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.65%, 01/31/39 .... EUR 443 $ 458,391
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.90%, 01/31/39 .... 716 740,395
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 4.40%, 01/31/39 .... 307 318,049
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 5.50%, 01/31/39 .... 171 176,213
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 6.75%, 01/31/39 .... 68 69,653
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 5.65%, 01/27/40 .... 903 954,513
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 7.05%, 01/28/40 .... 226 240,278
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 9.85%, 01/29/40 .... 1,299 1,417,378
Autonoria Spain 2023 FT
(a)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.55%, 09/30/41 .... 4,522 4,692,752
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 4.00%, 09/30/41 .... 404 418,975
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.85%, 09/30/41 .... 1,373 1,438,305
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.75%, 09/30/41 .... 484 510,412
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.80%, 03/21/33
(a)
... 179 185,284
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 4.80%, 03/21/33
(a)
... 54 55,641
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 90 91,905
FTA Consumo Santander
(a)
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 4.19%,
07/20/38 ............... 4,000 4,141,395
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 4.53%,
07/20/38 ............... 3,300 3,417,252
34,780,590
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c)(g)
... USD 602 446,494
United Kingdom — 0.6%
Asimi Funding plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average +
1.00%), 5.71%, 09/16/31 .... GBP 2,460 3,080,729

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.35%), 6.06%, 09/16/31 .... GBP 1,786 $ 2,233,942
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 6.66%, 09/16/31 .... 1,654 2,075,935
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.10%,
08/20/31 ............... 2,918 3,663,598
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.60%,
08/20/31 ............... 5,216 6,549,356
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 7.30%,
08/20/31 ............... 3,951 4,966,982
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 5.51%, 04/19/31
(a)(b)
3,454 4,329,104
Dowson plc
(a)(b)
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.96%,
01/20/29 ............... 2,326 2,916,117
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.41%,
01/20/29 ............... 725 907,973
Series 2022-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.41%,
08/20/29 ............... 1,814 2,281,727
Series 2022-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 9.96%,
08/20/29 ............... 989 1,246,287
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.96%,
08/20/31 ............... 3,281 4,073,084
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.31%,
08/20/31 ............... 2,490 3,104,563
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 7.06%,
08/20/31 ............... 631 786,714
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 8.66%,
08/20/31 ............... 1,212 1,510,094
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 11.66%,
08/20/31 ............... 1,476 1,839,308
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 3,016 3,474,350
Series B1,  (Sterling Overnight
Index Average + 1.92%), 6.63%,
12/15/34
(a)
.............. 2,472 2,690,994
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 6.91%, 03/15/36
(a)(b)
.. GBP 100 $ 98,474
Hermitage 2023 plc, Series 2023-1,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 2.45%),
7.15%, 09/21/33
(a)(b)
.......... 891 1,121,153
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.60%,
04/21/33 ............... 6,390 8,013,057
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.95%,
04/21/33 ............... 1,909 2,387,037
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.30%,
04/21/33 ............... 1,993 2,492,193
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 7.05%,
04/21/33 ............... 830 1,045,767
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 8.60%,
04/21/33 ............... 1,249 1,562,189
London Cards No. 1 plc, Series 1,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.75%),
8.46%, 05/15/33
(a)(b)
.......... 1,425 1,853,774
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.10%,
03/28/34 ............... 1,383 1,746,181
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.20%,
03/28/34 ............... 1,708 2,146,597
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 8.15%,
03/28/34 ............... 1,784 2,262,236
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 10.20%,
03/28/34 ............... 2,066 2,687,071
NewDay Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.89%,
03/15/32 ............... 1,910 2,406,753
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.36%,
03/15/32 ............... 3,309 4,177,106
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 7.11%,
03/15/32 ............... 3,128 3,974,698

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newday Funding Master Issuer plc
(a)(b)
Series 2022-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 5.00%), 9.71%,
07/15/30 ............... GBP 3,271 $ 4,179,874
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.41%,
11/15/31 ............... 4,377 5,602,128
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.41%,
11/15/31 ............... 5,555 7,182,531
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.11%,
07/15/32 ............... 1,949 2,441,588
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.61%,
07/15/32 ............... 2,323 2,915,350
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 7.36%,
07/15/32 ............... 4,901 6,166,669
Series 2024-3X, Class B, (Sterling
Overnight Index Average +
1.30%), 6.01%, 11/15/32 ..... 2,090 2,618,096
Series 2024-3X, Class C, (Sterling
Overnight Index Average +
1.60%), 6.31%, 11/15/32 ..... 3,087 3,867,003
Newday Funding Master Issuer plc-,
Series 2024-2X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 0.90%), 5.61%, 07/15/32
(a)(b)
9,773 12,223,575
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.61%,
07/16/29 ............... 22,145 27,784,067
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.01%,
07/16/29 ............... 2,320 2,916,154
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 6.86%,
07/16/29 ............... 150 188,286
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.89%,
05/15/28 ............... 6,070 7,638,206
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.21%,
05/15/28 ............... 1,125 1,430,432
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 8.21%,
05/15/28 ............... 712 907,536
Satus plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.61%,
01/17/31 ............... 7,821 9,795,863
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.96%,
01/17/31 ............... GBP 3,139 $ 3,903,436
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.76%,
01/17/31 ............... 3,161 3,978,744
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 8.01%,
01/17/31 ............... 568 711,493
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 10.01%,
01/17/31 ............... 549 689,231
Tower Bridge Funding plc
(a)(b)
Series 2022-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.72%), 5.43%,
12/20/63 ............... 2,029 2,540,980
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.94%,
10/20/64 ............... 1,469 1,851,515
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.15%), 7.89%,
10/20/64 ............... 993 1,254,991
Series 2023-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 9.04%,
10/20/64 ............... 1,116 1,416,283
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 5.68%,
07/28/35
(a)(b)
............... 3,400 3,181,780
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 9,360 12,240,699
Zilch Finance 3 Ltd., (1-day SONIA +
4.00%), 8.70%, 10/26/27
(a)(d)
.... 22,295 27,911,110
247,242,763
United States — 6.4%
510 Loan Acquisition Trust, Series
2020-1, Class A, 8.11%, 09/25/60
(c)(g)
USD 6,419 6,510,836
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 5.92%, 10/20/31 ... 133 133,008
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.93%, 10/20/31 ... 750 751,015
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.08%,
05/25/36
(a)
................ 1,346 1,321,097
ACE Securities Corp., Series 2005-
AG1, Class M2, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%),
5.14%, 08/25/35
(a)
........... 1,023 818,423
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.71%, 05/25/37 ... 7,024 1,150,602

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.05%, 05/25/37 ... USD 347 $ 57,398
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(c)
........ 1,787 1,639,585
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 6.63%, 02/19/38
(a)(c)
8,415 8,443,600
Affirm Asset Securitization Trust, Series
2024-A, Class A, 5.61%, 02/15/29
(c)
7,128 7,179,993
Ajax Mortgage Loan Trust
(c)
Series 2020-C,  0.00%, 09/25/60
(d)(h)
174 173,837
Series 2020-D,  0.00%, 06/25/60
(d)(h)
260 259,934
Series 2021-C, Class A, 5.11%,
01/25/61
(g)
.............. 14,337 14,341,052
Series 2021-C, Class B, 3.72%,
01/25/61
(g)
.............. 6,070 5,961,533
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,799 16,431,824
Series 2021-D, Class A, 2.00%,
03/25/60
(g)
.............. 31,425 31,257,706
Series 2021-D, Class B, 4.00%,
03/25/60
(a)
.............. 10,911 11,016,504
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,907 17,728,452
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 38,685 33,209,742
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,419,435
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,537,085
Series 2021-E, Class B3, 4.06%,
12/25/60
(a)
.............. 12,677 4,203,819
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 5,871,154
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 80 37,572
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 164,829 5,985,636
Series 2021-F, Class A, 1.87%,
06/25/61
(g)
.............. 80,890 80,654,128
Series 2021-F, Class B, 3.75%,
06/25/61
(g)
.............. 23,922 23,769,430
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 36,321 32,758,003
Series 2021-G, Class A, 1.87%,
06/25/61
(a)
.............. 58,526 56,780,927
Series 2021-G, Class B, 3.75%,
06/25/61
(a)
.............. 14,966 14,966,010
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,853 25,610,195
Series 2023-B, Class A, 4.25%,
10/25/62
(g)
.............. 26,044 25,320,458
Series 2023-B, Class B, 4.25%,
10/25/62
(g)
.............. 3,314 3,147,338
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,564 3,805,749
Series 2023-B, Class SA, 0.00%,
10/25/62
(h)
.............. 1,174 1,058,385
American Homes 4 Rent Trust, Series
2015-SFR1, Class XS, 0.00%,
04/17/52
(a)(c)
............... 21,648 216
AMSR Trust
(c)
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,963,149
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... USD 4,520 $ 4,401,457
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,489,809
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,622,611
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,385,730
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,246,176
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.70%, 01/22/38
(a)(c)
.......... 26,200 26,422,700
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 583 534,440
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 6.05%, 01/15/37
(a)(c)
407 406,612
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.93%, 05/25/35
(a)
..... 4,987 3,949,676
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.75%, 07/25/36 ... 6,860 1,804,794
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 5.03%, 03/25/36 ... 1,829 985,479
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(c)
..... 2,245 2,231,029
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 5.03%,
10/15/37
(a)(c)
............... EUR 3,400 3,529,293
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... USD 4,500 618,811
Series 1998-2, Class B1, 7.22%,
12/10/25 ............... 8,475 984,771
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 750 744,244
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. CME Term
SOFR at 2.08% Floor + 2.34%),
6.83%, 05/17/31
(a)(c)
.......... 250 250,019
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.46%, 05/28/39 ... 17,218 14,101,618
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.76%, 05/28/39 ... 472 216,691
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.46%, 02/28/40 ... 8,433 7,785,787
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.46%, 12/28/40 ... 398 397,532

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... USD 7,777 $ 639,113
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 612,580
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 467,787
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.94%, 09/19/39
(a)(c)
5,300 5,311,317
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 6.18%, 08/25/34 ... 15 14,811
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.16%, 12/25/35 ... 6,394 5,936,473
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.79%, 09/25/36 ... 1,655 1,599,524
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.97%, 10/25/36 ... 1,474 1,425,441
Series 2007-FS1, Class 1A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.79%, 05/25/35 ... 52 52,104
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.77%, 03/25/37 ... 2,684 2,415,406
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.73%, 03/25/37 ... 1,635 1,520,079
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.73%, 03/25/37 ... 1,798 1,701,481
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.36%), 4.70%, 04/25/37 ... 159 158,247
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.80%, 04/25/37 ... 21,820 20,247,415
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,438 1,404,637
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,896,849
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,476,245
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,688,302
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c)(g)
.......... 9,392 9,382,251
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,294,515
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
Series 2012-4A, Class A1R4, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.12%), 5.75%, 04/22/32 ... 3,413 3,414,903
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 5.73%, 08/14/30 ... 216 215,828
Security
Par (000)
Par (000) Value
United States (continued)
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 5.08%, 01/25/36 ... USD 1,620 $ 1,384,925
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
4.61%, 10/25/36 .......... 742 724,995
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
14,489 13,559,082
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 4.77%,
10/25/36
(a)
................ 1,061 689,663
C-BASS TRUST, Series 2006-CB9,
Class A4, (1-mo. CME Term SOFR
at 0.46% Floor + 0.57%), 4.91%,
11/25/36
(a)
................ 632 281,055
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 1.75% Floor
+ 1.86%), 6.20%, 10/25/37 ... 3,538 3,394,035
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 1.75% Floor
+ 1.86%), 6.20%, 10/25/37 ... 1,803 1,675,269
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 4.65%, 05/25/37 11,463 7,423,609
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.72%, 05/25/37 5,207 3,371,908
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 4.62%, 07/25/45 5,434 3,726,206
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.77%, 12/25/36
(c)
.. 6,437 3,473,470
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 6.32%, 06/25/54
(a)(c)
.... 16,397 16,724,000
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 4,401 3,963,085
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 841 769,819
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,391 1,240,747
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 631 569,568
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 151 136,132
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
11,643 11,407,424
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 1,412 1,413,018
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,390 1,377,325
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 984 993,733
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 443 425,011
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,216 1,191,581

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... USD 2,458 $ 732,730
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,637 751,620
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 630,621
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 789,794
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,356,431
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,544,259
Cook Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 2.86%), 7.51%,
04/17/30
(a)(c)
............... 1,430 1,438,578
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.01%,
12/25/36
(g)
.............. 963 773,809
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c)(g)
............. 981 969,806
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c)(g)
............. 5,709 4,500,591
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c)(g)
............. 11,561 393,618
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.79%, 07/25/37
(a)(c)
. 1,319 852,732
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 1,787 1,610,058
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.53%,
04/25/36 ............... 5,119 4,421,817
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.90%, 03/25/37 ... 12,882 13,699,750
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.80%, 05/25/47 ... 1,565 1,331,227
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
5.95%, 06/25/47
(a)(c)
.......... 2,763 2,141,610
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
4.78%, 03/15/34
(a)
........... 146 144,467
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.44%,
01/25/29
(g)
.............. 102 260,809
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 206 342,682
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.69%, 05/15/35 .......... 228 224,244
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.69%, 05/15/36 .......... USD 1,088 $ 1,069,773
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
4.66%, 11/15/36 .......... 603 584,788
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 4.65%, 01/15/37 ... 424 399,788
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.90% Floor + 1.18%), 5.84%,
10/15/30
(a)(c)
............... 6,099 6,104,759
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.02%, 10/15/37 ... 14,750 14,890,081
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.78%, 10/15/37 .. 5,000 5,146,820
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 5,340,335
Diameter Capital CLO 3 Ltd.
(a)(c)
Series 2022-3A, Class A1R, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 0.00%, 01/15/38 ... 14,750 14,750,000
Series 2022-3A, Class D, (3-mo.
CME Term SOFR at 6.80% Floor
+ 6.80%), 11.46%, 04/15/37 .. 2,300 2,300,000
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 0.00%, 01/15/38 ... 2,300 2,300,000
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.41%, 07/15/30
(a)(c)
.......... 1,750 1,761,429
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,358,949
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 5,444 5,393,692
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 1,672 1,459,252
Elmwood CLO 15 Ltd., Series 2022-2A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 11.88%,
04/22/35
(a)(c)
............... 1,800 1,817,577
Enterprise Fleet Financing LLC, Series
2024-4, Class A4, 4.70%, 06/20/31
(c)
3,040 3,020,012
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 5.50%, 10/25/34 ... 2,818 2,498,576
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.69%, 10/25/36 ... 4,348 2,786,450
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.77%, 10/25/36 2,550 1,658,204
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.87%, 12/25/36 4,868 1,965,419

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FirstKey Homes Trust
(c)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... USD 6,572 $ 6,506,020
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,667,692
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,822,908
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,774,949
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 7,893,197
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 4,826 4,521,294
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 5,938 5,988,941
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,833 1,853,450
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 3,092 3,046,767
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.73%, 02/25/37 ... 4,727 3,460,773
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.79%, 02/25/37 ... 5,192 1,637,130
FS Rialto Issuer LLC
(a)(c)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 6.67%, 06/19/37 ... 6,600 6,607,893
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.29%, 10/19/39 ... 9,663 9,679,708
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 6.00%, 10/19/39 ... 9,190 9,167,705
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 5.50%,
08/27/51
(a)(c)
............... 4,724 4,638,831
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.62%,
10/20/37
(a)(c)
............... 4,450 4,438,086
GoldenTree Loan Management US
CLO 14 Ltd.
(a)(c)
Series 2022-14A, Class ER, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.52%, 07/20/37 .. 2,300 2,340,793
Series 2022-14A, Class FR, (3-mo.
CME Term SOFR at 8.40% Floor
+ 8.40%), 13.02%, 07/20/37 .. 2,670 2,676,384
GoldenTree Loan Management US
CLO 15 Ltd., Series 2022-15A,
Class FR, (3-mo. CME Term SOFR
at 7.50% Floor + 7.50%), 12.12%,
10/20/36
(a)(c)
............... 2,500 2,483,908
GoldenTree Loan Management US
CLO 7 Ltd., Series 2020-7A, Class
ARR, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 5.64%,
04/20/34
(a)(c)
............... 8,120 8,121,397
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... USD 3,716 $ 3,570,414
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 3,392 3,464,187
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.87%, 11/09/36
(a)(c)
.... 2,500 2,514,698
Golub Capital Partners CLO 71 M,
Series 2024-71A, Class A, (3-mo.
CME Term SOFR at 1.95% Floor +
1.95%), 6.47%, 02/09/37
(a)(c)
.... 28,580 28,723,317
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(c)
..... 30,124 30,000,285
Goodleap Sustainable Home Solutions
Trust, Series 2023-3C, Class A,
6.50%, 07/20/55
(c)
........... 4,095 4,071,441
GoodLeap Sustainable Home Solutions
Trust
(c)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 9,839 7,656,784
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 2,586 2,382,898
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 5,488 5,224,433
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 6.61%,
03/01/28
(a)(c)
............... 14,644 14,684,683
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 2,285 2,251,291
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 7,432 7,424,783
Series 2024-2, Class D, 6.43%,
10/27/59 ............... 2,938 2,956,574
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 23,453 23,611,802
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 2,127 2,150,870
Greenwood Park CLO Ltd.
(a)(c)
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.27%), 5.93%, 04/15/31 ... 5,390 5,396,303
Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.76%), 7.42%, 04/15/31 ... 925 926,173
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.15%, 12/25/35 ... 5,333 2,350,456
Series 2006-4, Class 1A1, 4.16%,
03/25/36 ............... 3,533 2,359,281
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 209 59,992
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,059 598,166
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,416 261,240

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.85%, 01/25/47 ... USD 2,755 $ 1,361,985
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.83%, 02/25/47 ... 3,414 3,305,712
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(c)
5,510 5,394,345
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.05%, 07/25/36 ... 4,008 3,749,039
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.75%, 05/25/37 ... 4,526 3,166,563
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.59%,
07/25/34
(a)
................ 771 738,204
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ 6,896 696,605
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 6.00%, 05/20/32 .... 11,052 11,082,179
Series 2024-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.35%), 5.95%, 10/20/32 .... 18,403 18,438,436
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 4.73%,
12/25/36
(a)(c)
............... 53 51,750
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.86%, 05/25/36
(a)
.. 1,611 1,578,389
Series 2007-CH1, Class MF1,
4.52%, 11/25/36
(g)
......... 11,339 11,108,021
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 6.10%, 07/28/42 ... 4,715 4,439,924
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.89%, 12/27/38 ... 8,019 7,771,635
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 5,878 5,602,335
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,588 906,142
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,220 4,634,496
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 3,814 3,850,131
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 463 446,956
Security
Par (000)
Par (000) Value
United States (continued)
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 4.54%, 06/25/37
(a)(c)
.... USD 869 $ 570,391
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,180,753
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 385,739
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 4,930,977
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,243,735
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,362,393
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,651,285
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 10,982 11,093,621
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,017,667
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,287,765
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,799,831
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... 2,556 2,486,571
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 763,883
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 1,112 1,084,185
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 16,281 12,894,568
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.81%, 03/25/46 ... —
(i)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.75%, 06/25/36 ... 7,912 3,680,641
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.77%, 08/25/36 ... 17,825 6,936,392
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 0.26% Floor + 1.64%),
6.28%, 01/17/30
(a)(c)
.......... 3,750 3,755,595
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(c)
................ 18,141 17,666,378
Mariner Finance issuance Trust
(c)
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 19,703 19,389,068
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 19,471,034
Mariner Finance Issuance Trust
(c)
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,302 2,298,109
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,520,551
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,351,126
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,109,669

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... USD 1,180 $ 1,109,607
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,661,199
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,038,696
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,234,037
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,311,894
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,381,384
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 609,134
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,501,391
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.97%, 06/25/36
(c)
.. 2,907 2,645,149
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.01%, 05/25/37 ... 5,000 4,145,465
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.97%, 06/25/46
(a)(c)
.......... 627 605,726
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.93%, 05/25/37 ... 2,091 1,415,728
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.95%, 10/25/37 ... 3,507 3,251,673
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.84%, 08/25/37 1,125 974,076
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.63%, 06/25/37 ... 2,725 571,883
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 6.43%, 10/19/38
(a)(c)
4,192 4,208,033
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 7.00%, 09/17/37 ... 4,696 4,701,558
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 6.10%, 03/19/39 ... 3,340 3,348,341
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 8,538 7,823,925
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 14,693 12,993,813
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 5.32%, 09/25/35 ... 7,666 6,226,039
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 8.25%,
02/25/47
(c)
.............. USD 667 $ 619,230
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.77%, 04/25/36
(a)
2,182 1,503,561
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,533 780,947
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,361 370,622
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.95%,
11/25/36
(a)
.............. 1,904 523,826
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 7,594 7,077,089
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,806 1,615,526
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 11,094 10,451,603
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 2,638 2,536,187
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor +
0.52%), 5.07%, 04/25/37
(a)
..... 5,455 5,116,693
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,524,726
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,199,682
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 100 97,206
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,489,009
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.76%, 04/15/60
(a)
......... 6,535 6,526,772
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,684 1,469,765
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,280,324
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,317,178
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 15,610 15,636,998
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 30,254 30,572,774
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,394,258
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 35,014,085
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,627,717
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,614,848
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 20,863,759

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... USD 1,556 $ 1,335,036
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,314,698
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 19,528,344
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,018,716
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,563,882
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 13,944,468
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,722,573
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 517,807
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 6.82%,
11/25/53
(a)
.............. 6,981 7,099,904
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 5.13%, 12/25/35
(a)
..... 3,947 3,284,365
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1, Class F, 4.44%,
02/17/39 ............... 1,341 1,240,681
Series 2022-SFR2, Class F, 4.00%,
09/04/39 ............... 6,607 5,997,171
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.85%, 10/25/36
(a)(c)
.......... 73 88,345
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c)(g)
.......... 13,935 13,832,300
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
09/15/31 ............... 1,445 541,978
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,182 532,232
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,404,770
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,226,981
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 723,800
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 8,724 8,745,112
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,512,137
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,824,295
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 34,129,044
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 5.19%, 11/25/35
(a)
.. 6,618 5,523,176
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 4.66%, 03/25/37
(a)
.. 6,755 5,663,832
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 13,665 11,287,263
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... USD 11,455 $ 9,547,526
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(g)
......... 256 245,507
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,241 2,213,874
Series 2007-B, Class A1, (1M Sofr
FWD at 1.20% Floor and 18.00%
Cap + 1.20%), 6.16%, 10/15/37
(c)
676 667,816
Owl Rock CLO VII LLC, Series 2022-
7A, Class A1, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%),
6.72%, 07/20/33
(a)(c)
.......... 1,300 1,301,950
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 4,971,904
Owl Rock CLO XII LLC, Series 2023-
12A, Class A1B, 6.37%, 07/20/34
(c)
9,000 8,942,405
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
7.00%, 07/24/36
(a)(c)
.......... 3,975 3,991,923
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ 4,209 3,707,660
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(c)
................ 616 608,216
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,186,194
Palmer Square Loan Funding Ltd.,
Series 2023-2A, Class A1, (3-mo.
CME Term SOFR at 1.45% Floor +
1.45%), 6.08%, 01/25/32
(a)(c)
.... 1,078 1,078,174
Pennantpark CLO IX LLC, Series 2024-
9A, Class A1, (3-mo. CME Term
SOFR at 1.98% Floor + 1.98%),
6.60%, 04/20/37
(a)(c)
.......... 9,000 9,019,715
PennantPark CLO VI LLC, Series
2023-6A, Class A, (3-mo. CME Term
SOFR at 2.68% Floor + 2.68%),
7.31%, 04/22/35
(a)(c)
.......... 8,500 8,532,180
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 6,924,211
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 6.93%, 04/18/36
(a)(c)
.... 13,000 13,101,322
PFS Financing Corp., 5.54%, 10/16/28
(c)
(d)
...................... 25,000 24,960,938
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.07%, 01/20/37 ... 2,110 2,143,127
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 10.27%, 01/20/37 .. 1,690 1,732,618
PRET LLC
(c)
Series 2021-RN4, Class A1, 5.49%,
10/25/51
(a)
.............. 9,143 9,138,608
Series 2024-NPL1, Class A1, 7.14%,
01/25/54
(g)
.............. 18,155 18,162,506

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NPL4, Class A1, 7.00%,
07/25/54
(g)
.............. USD 13,224 $ 13,281,115
Series 2024-NPL5, Class A1, 5.96%,
09/25/54
(g)
.............. 10,220 10,133,435
Progress Residential Trust
(c)
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,923,832
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,579 1,439,834
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,376 5,876,383
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,644,760
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 11,895,244
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 14,537,751
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,040,217
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,218,433
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,366,599
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,928,889
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,868,630
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,362,855
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 4,072,038
Series 2023-SFR2, Class E1,
4.75%, 10/17/40 .......... 2,773 2,585,241
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,464,657
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,771,954
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1M Sofr FWD at 0.62%
Floor and 14.00% Cap + 0.62%),
4.98%, 07/25/34
(a)
........... 2,080 1,613,629
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 4.93%, 11/25/36
(a)
...... 2,504 2,018,246
RCO VII Mortgage LLC, Series 2024-1,
Class A1, 7.02%, 01/25/29
(c)(g)
... 10,907 10,936,821
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 6.71%, 10/25/39
(a)(c)
5,930 5,944,896
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(c)(g)
.... 839 839,937
Regional Management Issuance Trust
(c)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 80 79,513
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,133,420
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,477,066
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 573 567,040
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,429,108
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,196,952
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-2, Class B, 2.35%,
08/15/33 ............... USD 560 $ 503,871
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,215,213
Series 2021-3, Class A, 3.88%,
10/17/33
(d)
.............. 43,330 40,569,879
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,767,814
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,645,455
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,080,744
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,466,845
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 522 540,214
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,692,502
Series 2024-2, Class D, 6.33%,
12/15/33 ............... 538 538,554
Republic Finance Issuance Trust
(c)
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 25,039 24,677,080
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,738,616
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 4,340 4,156,401
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,735,735
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,413,785
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 698,300
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,841,111
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,777,799
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,271,846
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 2.55%,
08/25/35
(g)
.............. 829 599,740
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.74%, 01/25/47
(a)
.. 6,011 5,693,936
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 5.46%, 10/25/35 ... 570 436,501
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 4.67%, 02/25/37 ... 650 277,035
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.99%, 02/25/37 ... 6,928 2,951,533
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.89%, 01/25/37 ... 1,092 774,746
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 5,987 5,799,416
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 7,661 7,769,573

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sesac Finance LLC
(c)
Series 2019-1, Class A2, 5.22%,
07/25/49 ............... USD 33,768 $ 33,436,878
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,416 2,420,806
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.77%, 07/25/36 2,311 475,316
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.21%
Floor + 0.32%), 4.66%, 10/25/36 4,623 3,407,155
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.26%, 10/15/41
(a)(c)
.... 17,125 17,742,454
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 4,226 4,184,544
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 2,326 2,302,761
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,339,120
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,821,385
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,895 11,911,042
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 809 694,361
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 6,174 6,152,840
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.05%, 03/15/56
(a)
... 59,846 61,014,497
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 19,727 19,828,955
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.70%, 06/17/52
(a)
... 7,721 7,740,502
SoFi Personal Loan Trust
(c)
  0.00%, 10/15/30
(h)
.......... 351 16,903,612
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 15,300 15,464,968
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 16,839 16,959,742
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(c)
................ 1,014 945,114
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 503,371
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 253,804
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 662,922
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 5.25%, 01/25/35 98 81,228
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 5.47%, 11/25/35 69 52,913
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.98%, 01/25/37 ... 1,077 1,011,987
Security
Par (000)
Par (000) Value
United States (continued)
Splitrock Services, Inc., 0.00%,
02/12/31
(c)
................ USD 304 $ 9,209,358
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 5,564 5,111,484
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 15,083,765
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 6.90%, 04/17/38
(a)(c)
1,870 1,821,824
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
5.50%, 05/25/37
(a)(c)
.......... 4,002 3,095,684
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,174 11,367,916
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(c)
7,737 7,255,612
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 5.47%, 06/25/36
(a)
..... 711 627,714
Tricon American Homes Trust
(c)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,347,601
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,622,537
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,656,271
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(c)
................ 176 174,372
VOLT CVI LLC, Series 2021-NP12,
Class A1, 5.73%, 12/26/51
(c)(g)
... 14,938 14,922,676
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.81%, 09/25/36 ... 12,397 3,276,398
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.23%, 10/25/36 ... 3,490 2,585,266
Woodmont Trust, Series 2022-9A,
Class A1R, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 6.82%,
10/25/36
(a)(c)
............... 5,500 5,524,295
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.85%,
06/25/37
(a)(c)
............... 5,336 1,652,862
2,552,609,978
Total Asset-Backed Securities — 16.0%
(Cost: $6,605,359,690) ........................... 6,392,034,531
Shares
Shares
Common Stocks
Belgium — 0.0%
Azelis Group NV .............. 80,658 1,587,726
Cambodia — 0.0%
NagaCorp Ltd.
(f)
............... 1,484,000 554,407

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada — 0.1%
Algoma Steel Group, Inc.
(j)
........ 1,251,408 $ 12,238,770
Lionsgate Studios Corp.
(f)
........ 340,953 2,591,243
14,830,013
Colombia — 0.0%
Bancolombia SA , ADR .......... 17,930 564,974
Czech Republic — 0.0%
Komercni Banka A/S ........... 20,614 719,891
Moneta Money Bank A/S
(b)(c)
...... 106,588 542,407
1,262,298
France — 0.0%
Accor SA ................... 17,472 849,797
Atos SE .................... 1,019,739,468 2,759,645
Casino Guichard Perrachon SA
(f)(j)
.. 22,622 25,645
LVMH Moet Hennessy Louis Vuitton SE 9,780 6,433,218
10,068,305
Georgia — 0.0%
Bank of Georgia Group plc ....... 6,708 395,534
Germany — 0.1%
ADLER Group SA
(d)(f)
........... 5,755,512 60
Covestro AG
(f)
................ 134,578 8,085,352
Gerresheimer AG .............. 44,733 3,293,183
Heidelberg Materials AG ......... 6,325 781,537
K+S AG (Registered) ........... 275,837 2,984,935
RWE AG ................... 23,705 707,915
15,852,982
Greece — 0.0%
Athens International Airport SA ..... 112,319 930,765
OPAP SA , Class R ............. 28,398 461,564
1,392,329
Hungary — 0.0%
OTP Bank Nyrt. ............... 30,585 1,671,540
India — 0.1%
Aditya Birla Capital Ltd.
(f)
......... 176,113 364,938
Axis Bank Ltd. ................ 76,974 954,486
Bharat Electronics Ltd. .......... 206,022 703,052
Bharat Petroleum Corp. Ltd. ...... 177,804 604,576
Cipla Ltd. ................... 78,018 1,390,409
Eicher Motors Ltd. ............. 18,029 1,014,380
GAIL India Ltd. ............... 697,946 1,551,207
Godrej Consumer Products Ltd. .... 34,674 437,465
Hindustan Petroleum Corp. Ltd. .... 138,064 656,368
IndusInd Bank Ltd. ............. 117,084 1,310,118
ITC Ltd. .................... 242,331 1,366,362
JSW Energy Ltd. .............. 106,469 797,245
Larsen & Toubro Ltd. ........... 8,965 376,838
Maruti Suzuki India Ltd. ......... 4,642 587,183
ReNew Energy Global plc , Class A
(f)(j)
460,000 3,141,800
UltraTech Cement Ltd. .......... 1,920 255,748
15,512,175
Indonesia — 0.0%
Astra International Tbk. PT ....... 5,116,400 1,555,306
Bank Central Asia Tbk. PT ........ 5,298,100 3,184,785
Bank Negara Indonesia Persero Tbk.
PT ..................... 5,112,600 1,375,941
Bank Syariah Indonesia Tbk. PT .... 2,845,600 480,719
Ciputra Development Tbk. PT ..... 11,219,100 683,994
Mitra Adiperkasa Tbk. PT ........ 5,900,900 515,028
7,795,773
Security
Shares
Shares Value
Italy — 0.0%
Intesa Sanpaolo SpA ........... 980,485 $ 3,932,548
UniCredit SpA ................ 136,162 5,453,066
Wizz Air Holdings plc
(b)(c)(f)
........ 44,157 791,364
10,176,978
Japan — 0.0%
Rakuten Group, Inc.
(f)
........... 1,200,300 6,466,591
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 32,374 622,574
Kaspi.KZ JSC , ADR ............ 17,520 1,659,319
2,281,893
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 328,000 600,924
Frontken Corp. Bhd. ............ 1,715,100 1,707,997
2,308,921
Netherlands — 0.0%
Adyen NV
(b)(c)(f)
................ 545 809,913
Philippines — 0.0%
Ayala Land, Inc. ............... 2,910,500 1,310,001
Bloomberry Resorts Corp.
(f)
....... 8,217,500 647,735
International Container Terminal
Services, Inc. .............. 131,900 880,169
Metropolitan Bank & Trust Co. ..... 611,950 757,788
3,595,693
Poland — 0.0%
LPP SA .................... 98 368,730
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 65,221 944,181
Powszechny Zaklad Ubezpieczen SA 136,925 1,520,961
2,833,872
Romania — 0.0%
Banca Transilvania SA .......... 65,125 366,004
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(f)
......... 11,555 1,225,986
Sweden — 0.0%
Investor AB , Class B ............ 29,068 769,922
Thailand — 0.0%
Advanced Info Service PCL ....... 164,000 1,376,010
CP ALL PCL ................. 1,182,600 1,927,918
True Corp. PCL , NVDR
(f)
......... 2,261,300 734,042
4,037,970
Turkey — 0.0%
Eldorado Gold Corp.
(f)
........... 69,393 1,031,874
Turkiye Is Bankasi A/S , Class C .... 4,102,980 1,568,167
2,600,041
United Kingdom — 0.0%
(f)
Genius Sports Ltd.
(j)
............ 1,345,384 11,637,572
Mobico Group plc ............. 2,543,814 2,525,388
NEW Look Retailers
(d)
........... 4,100,922 51
14,163,011
United States — 1.7%
Adobe, Inc.
(f)
................. 6,101 2,712,993
AES Corp. (The) .............. 313,559 4,035,504
Alaska Air Group, Inc.
(f)
.......... 61,600 3,988,600
Alphabet, Inc. , Class C .......... 38,711 7,372,123
Altice USA, Inc. , Class A
(f)(j)
....... 2,018,059 4,863,522
AMC Networks, Inc. , Class A
(f)
..... 197,308 1,953,349

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Amentum Holdings, Inc.
(f)
........ 628,962 $ 13,227,071
Aon plc , Class A .............. 3,193 1,146,798
Apollo Global Management, Inc. .... 74,700 12,337,452
Apple, Inc.
(k)
................. 28,119 7,041,560
Astra Space, Inc. , Class A
(f)
....... 69,879 34,939
Avaya, Inc.
(f)
................. 4,218 25,658
Bank of America Corp. .......... 215,211 9,458,523
Beacon Roofing Supply, Inc.
(f)
..... 140,348 14,256,550
Booking Holdings, Inc. .......... 229 1,137,768
Boston Scientific Corp.
(f)
......... 128,160 11,447,251
Boyd Gaming Corp. ............ 109,581 7,949,006
Caesars Entertainment, Inc.
(f)
...... 278,230 9,298,447
Carlson Travel, Inc.
(f)
........... 17,611 61,638
Carrier Global Corp. ............ 60,525 4,131,436
CH Robinson Worldwide, Inc. ..... 11,009 1,137,450
Cisco Systems, Inc. ............ 19,287 1,141,790
Citigroup, Inc. ................ 132,710 9,341,457
Comerica, Inc. ................ 25,531 1,579,092
CommScope Holding Co., Inc.
(f)
.... 781,257 4,070,349
Concentra Group Holdings Parent, Inc. 113,382 2,242,696
Constellium SE , Class A
(f)
........ 195,683 2,009,664
Coreweave, Inc.
(d)(f)
............ 11,400 10,714,325
Costco Wholesale Corp. ......... 1,247 1,142,589
Crown PropTech Acquisitions
(d)(f)
.... 312,703 48,204
Crown PropTech Acquisitions , Class A
(f)
133,068 1,466,409
Cummins, Inc. ................ 3,262 1,137,133
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 03/31/23, cost
$0)
(f)(l)(m)
.................. —
(n)
30,824,080
Delta Air Lines, Inc. ............ 164,969 9,980,624
DF Residential I LP
(d)(f)
.......... 12,126,786 12,005,518
DiamondRock Hospitality Co. ...... 412,567 3,725,480
Discover Financial Services ....... 58,100 10,064,663
DR Horton, Inc. ............... 56,160 7,852,291
Eli Lilly & Co.
(k)
............... 10,074 7,777,128
EOG Resources, Inc. ........... 76,213 9,342,190
EPAM Systems, Inc.
(f)
........... 4,389 1,026,236
Epic Games, Inc., (Acquired 10/17/24,
cost $22,098,625)
(d)(f)(l)
........ 45,487 30,534,513
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$27,387,008)
(d)(f)(l)
............ 403,700 24,222,000
Farmers Business Network, Inc.
(d)(f)
.. 217,669 576,823
Fifth Third Bancorp ............ 112,030 4,736,628
First Citizens BancShares, Inc. , Class A 4,673 9,874,142
First Horizon Corp. ............. 141,967 2,859,215
Flagstar Financial, Inc. .......... 2,220,820 20,720,254
Formentera Partners Fund II LP
(d)(m)
. —
(n)
23,254,074
Freeport-McMoRan, Inc. ......... 87,999 3,351,002
FreeWire Technologies, Inc.
(d)(f)
..... 328 —
Golden Entertainment, Inc. ....... 79,939 2,526,072
Home Depot, Inc. (The) ......... 14,500 5,640,355
HubSpot, Inc.
(f)
............... 1,651 1,150,367
Informatica, Inc. , Class A
(f)
........ 20,709 536,984
Intuitive Surgical, Inc.
(f)
.......... 2,174 1,134,741
JPMorgan Chase & Co. ......... 46,085 11,047,035
Kinder Morgan, Inc. ............ 584,554 16,016,780
Lam Research Corp. ........... 78,700 5,684,501
Landsea Homes Corp.
(f)
......... 690,755 5,864,510
Latch, Inc.
(f)
.................. 715,325 92,992
Lineage, Inc. ................. 14,619 856,235
Lions Gate Entertainment Corp. , Class
A
(f)
...................... 670,264 5,724,055
Lions Gate Entertainment Corp. , Class
B
(f)
...................... 60,575 457,341
Security
Shares
Shares Value
United States (continued)
Lumen Technologies, Inc.
(f)
....... 789,715 $ 4,193,387
Melange Secondaries Partners
(d)(f)(m)
. 4,243,510 4,243,510
Meta Platforms, Inc. , Class A
(k)
..... 20,929 12,254,139
Micron Technology, Inc. .......... 122,906 10,343,769
NetApp, Inc. ................. 9,769 1,133,986
New Look Builders, Inc.
(d)(f)
....... 8,689,610 87
Northrop Grumman Corp. ........ 2,447 1,148,353
NRG Energy, Inc. .............. 81,267 7,331,909
NVIDIA Corp. ................ 55,077 7,396,290
Opendoor Technologies, Inc. , Class A
(f)
1,367,000 2,187,200
Palladyne AI Corp.
(f)
............ 853,789 10,475,995
Palladyne AI Corp.
(f)(j)
........... 73,917 906,962
Paramount Global , Class B ....... 192,484 2,013,383
Playstudios, Inc. , Class A
(f)
....... 1,145,983 2,131,528
RTX Corp. .................. 9,889 1,144,355
SBA Communications Corp. ...... 5,582 1,137,612
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,541,250)
(f)(l)
.............. 250,000 1,900,000
Sempra .................... 13,033 1,143,255
Service Properties Trust ......... 768,304 1,951,492
ServiceNow, Inc.
(f)
............. 1,075 1,139,629
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(d)(f)(l)
........... 40,613 408,973
Solaris Energy Infrastructure, Inc. ,
Class A .................. 1,242,891 35,770,403
Sonder Holdings, Inc. , Class A
(f)
.... 164,240 522,284
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$7,985,223)
(d)(f)(l)
............ 98,583 16,789,671
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,570,448)
(d)(f)(l)
............ 105,808 18,020,160
Super Micro Computer, Inc.
(f)
...... 390,624 11,906,220
Tesla, Inc.
(f)(k)
................. 31,720 12,809,805
Toll Brothers, Inc. .............. 52,658 6,632,275
Trane Technologies plc .......... 32,040 11,833,974
Travelers Cos., Inc. (The) ........ 4,759 1,146,396
United Airlines Holdings, Inc.
(f)
..... 40,830 3,964,593
United States Steel Corp. ........ 942,729 32,043,359
Veritas, Inc.
(d)(f)
................ 53,806 1,076,126
Vistra Corp.
(k)
................ 83,901 11,567,431
Walmart, Inc. ................. 88,387 7,985,765
Walt Disney Co. (The) .......... 55,916 6,226,247
Warner Bros Discovery, Inc.
(f)
...... 534,399 5,648,597
Wynn Resorts Ltd. ............. 38,979 3,358,431
683,857,726
Total Common Stocks — 2.0%
(Cost: $843,320,599) ............................. 806,982,577
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.1%
(c)
Generacion Mediterranea SA, 9.88%
,
12/01/27 ................. USD 4,577 4,319,846
Vista Energy Argentina SAU, 7.63%
,
12/10/35 ................. 14,989 14,891,572
19,211,418

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia — 0.7%
AGI Finance Pty. Ltd., 6.11%
,
06/28/30
(b)
................ AUD 850 $ 545,773
Ampol Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.50%),
6.94%
,
12/11/54
(a)(b)
.......... 6,070 3,771,754
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 1,940 1,744,370
ANZ Holdings New Zealand Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid + 2.95%), 7.34%
(a)(b)(o)
. AUD 11,170 7,151,087
Arc Infrastructure Wa Pty. Ltd., 6.02%
,
05/27/31
(b)
................ 6,580 4,145,633
Aurizon Network Pty. Ltd., 6.10%
,
09/12/31
(b)
................ 2,590 1,632,529
Australia & New Zealand Banking
Group Ltd.
(a)(b)
(3-mo. EURIBOR + 0.40%), 3.41%,
05/21/27 ............... EUR 31,020 32,170,625
(SDSOA5 + 1.12%), 3.75%,
11/15/34 ............... SGD 17,750 12,964,980
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 2.57%, 11/25/35 ..... USD 10,000 8,477,727
Australia Pacific Airports Melbourne Pty.
Ltd., 5.60%
,
11/01/32
(b)
........ AUD 14,530 9,051,171
Australian Gas Networks Ltd., 2.82%
,
04/28/31 ................. 10,000 5,318,452
Bank of Queensland Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.83%), 6.22%
,
01/29/35
(a)
. 5,590 3,461,314
CIMIC Finance USA Pty. Ltd., 7.00%
,
03/25/34
(b)
................ USD 15,000 15,507,320
Commonwealth Bank of Australia,
2.69%
,
03/11/31
(b)
........... 10,000 8,521,632
FMG Resources August 2006 Pty. Ltd.
(c)
4.50%, 09/15/27 ............ 839 811,331
5.88%, 04/15/30 ............ 1,642 1,613,735
4.38%, 04/01/31 ............ 1,095 985,635
6.13%, 04/15/32 ............ 1,312 1,295,979
Glencore Capital Finance DAC, 1.13%
,
03/10/28
(b)
................ EUR 6,632 6,480,833
Glencore Finance Europe Ltd., 3.13%
,
03/26/26
(b)
................ GBP 8,000 9,800,855
Glencore Funding LLC, 6.13%
,
10/06/28
(c)
................ USD 700 721,836
Macquarie Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.85%), 6.27%
,
02/20/35
(a)(b)
............... AUD 8,270 5,163,864
Macquarie Group Ltd., (1-day SOFR +
1.53%), 2.87%
,
01/14/33
(a)(b)
.... USD 10,000 8,447,580
Mineral Resources Ltd.
(c)
8.00%, 11/01/27 ............ 1,436 1,468,049
9.25%, 10/01/28 ............ 6,409 6,724,132
8.50%, 05/01/30 ............ 1,042 1,062,899
National Australia Bank Ltd.
(a)(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 3.35%, 01/12/37 .... 10,000 8,603,167
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 6.34%,
06/06/39 ............... AUD 4,520 2,939,999
National Storage Finance Pty. Ltd.,
3.63%
,
09/19/29
(b)(p)
.......... 10,700 6,582,962
Security
Par (000)
Par (000) Value
Australia (continued)
NSW Ports Finance Co. Pty. Ltd.,
5.43%
,
09/19/34
(b)
........... AUD 14,890 $ 9,062,901
Oceana Australian Fixed Income Trust
(d)
12.00%, 07/31/25 ........... 11,002 6,826,712
12.50%, 07/31/26 ........... 16,502 10,296,646
12.50%, 07/31/27 ........... 27,503 17,278,326
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(b)
................ EUR 17,682 16,411,412
Qantas Airways Ltd., 5.90%
,
09/19/34
(b)
AUD 14,670 9,032,690
QBE Insurance Group Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.95%), 6.39%
,
06/11/35
(a)(b)
15,000 9,378,764
Qube Treasury Pty. Ltd., 5.90%
,
12/11/34
(b)
................ 15,000 9,201,342
Scentre Group Trust 1
5.90%, 11/27/34 ............ 9,000 5,636,282
(ADSWAP5 + 2.30%), 5.88%,
09/10/54
(a)(b)
............. 3,620 2,246,918
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.74%,
09/10/54
(a)(b)
............. 4,050 2,546,705
Westpac Banking Corp.
(a)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.88%), 5.75%,
04/03/34
(b)
.............. 3,400 2,129,557
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 2.67%, 11/15/35 ..... USD 10,000 8,506,862
285,722,340
Austria — 0.1%
ams-OSRAM AG
(b)
0.00%, 03/05/25
(h)(p)
.......... EUR 7,400 7,471,282
2.13%, 11/03/27
(p)
........... 1,200 954,639
10.50%, 03/30/29 ........... 6,862 7,002,662
AT&S Austria Technologie &
Systemtechnik AG, (5-Year EUR
Swap Annual + 9.94%), 5.00%
(a)(b)(o)
6,200 5,028,637
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(a)(b)(o)
....... 12,200 12,326,238
Volksbank Wien AG, (5-Year EURIBOR
ICE Swap Rate + 3.10%), 5.75%
,
06/21/34
(a)(b)
............... 7,000 7,511,578
40,295,036
Belgium — 0.2%
Anheuser-Busch InBev SA
(b)
4.00%, 09/24/25 ............ GBP 3,266 4,061,638
3.95%, 03/22/44 ............ EUR 34,552 36,380,623
Azelis Finance NV, 5.75%
,
03/15/28
(b)
3,242 3,463,842
Elia Transmission Belgium SA, 3.75%
,
01/16/36
(b)
................ 9,800 10,313,223
KBC Group NV
(a)(b)
(GUKG1 + 0.92%), 1.25%, 09/21/27 GBP 3,300 3,875,900
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(o)
.......... EUR 3,400 3,874,079
KBC IFIMA SA, (3-mo. EURIBOR
at 0.00% Floor + 0.35%), 3.27%
,
03/04/26
(a)(b)
............... 8,000 8,295,327
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(c)
...... USD 13,200 12,820,104
83,084,736

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil — 0.3%
3R Lux SARL
9.75%, 02/05/31
(c)
........... USD 4,203 $ 4,328,712
9.75%, 02/05/31
(b)
........... 200 205,982
Azul Secured Finance LLP, 11.93%
,
(11.93% Cash or 11.93% PIK),
08/28/28
(c)(q)
............... 7,684 7,724,324
Braskem Netherlands Finance BV,
8.00%
,
10/15/34
(c)
........... 3,925 3,735,697
Cosan Luxembourg SA, 7.25%
,
06/27/31
(c)
................ 1,941 1,910,060
CSN Inova Ventures, 6.75%
,
01/28/28
(b)
330 308,652
CSN Resources SA, 5.88%
,
04/08/32
(c)
1,235 999,967
Gol Finance SA, (1-mo. CME Term
SOFR + 10.50%), 15.03%
,
01/29/25
(a)(c)
............... 7,296 7,551,119
LD Celulose International GmbH
7.95%, 01/26/32
(c)
........... 2,085 2,085,646
7.95%, 01/26/32
(b)
........... 200 200,062
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 6,990 5,828,234
7.25%, 06/30/31
(b)
........... 2,698 2,249,370
Petrorio Luxembourg Holding SARL,
6.13%
,
06/09/26
(b)
........... 330 327,628
Pluxee NV
(b)
3.50%, 09/04/28 ............ EUR 21,800 22,736,891
3.75%, 09/04/32 ............ 6,400 6,678,730
Raizen Fuels Finance SA
5.30%, 01/20/27
(b)
........... USD 424 420,561
6.45%, 03/05/34
(c)
........... 2,290 2,267,100
6.95%, 03/05/54
(c)
........... 825 807,271
Samarco Mineracao SA
(q)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 1,187 1,144,979
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(b)
.............. 25,271 24,373,904
St. Marys Cement, Inc., 5.75%
,
04/02/34
(b)
................ 200 193,062
Suzano Austria GmbH
6.00%, 01/15/29 ............ 684 685,026
5.00%, 01/15/30 ............ 3,003 2,873,496
Trident Energy Finance plc, 12.50%
,
11/30/29
(b)
................ 1,902 1,991,755
Tupy Overseas SA, 4.50%
,
02/16/31
(b)
257 214,595
Vale Overseas Ltd., 6.40%
,
06/28/54 2,121 2,073,278
103,916,101
Canada — 0.8%
1011778 BC ULC
(c)
3.88%, 01/15/28 ............ 838 792,471
4.38%, 01/15/28 ............ 1,175 1,122,376
3.50%, 02/15/29 ............ 850 778,939
4.00%, 10/15/30 ............ 8,589 7,681,468
Baytex Energy Corp., 7.38%
,
03/15/32
(c)
................ 1,591 1,550,271
Bombardier, Inc.
(c)
7.50%, 02/01/29 ............ 7,472 7,774,078
8.75%, 11/15/30 ............ 1,105 1,187,802
7.25%, 07/01/31 ............ 4,636 4,780,996
7.00%, 06/01/32 ............ 356 362,145
Brookfield Finance, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.08%), 6.30%
,
01/15/55
(a)
................ 33,426 32,684,277
Brookfield Residential Properties, Inc.
(c)
6.25%, 09/15/27 ............ 4,534 4,494,492
Security
Par (000)
Par (000) Value
Canada (continued)
5.00%, 06/15/29 ............ USD 2,902 $ 2,697,675
4.88%, 02/15/30 ............ 2,497 2,254,960
Canadian Pacific Railway Co., 3.10%
,
12/02/51 ................. 16,727 10,868,670
Dye & Durham Ltd., 8.63%
,
04/15/29
(c)
4,485 4,703,702
Emera, Inc., Series 16-A, 6.75%
,
06/15/76
(a)
................ 1,086 1,091,635
Enbridge, Inc.
3.40%, 08/01/51 ............ 22,366 14,956,229
Series 20-A, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.31%), 5.75%,
07/15/80
(a)
.............. 5,388 5,208,759
Garda World Security Corp., 7.75%
,
02/15/28
(c)
................ 1,621 1,672,721
HR Ottawa LP, 11.00%
,
03/31/31
(c)
.. 99,478 107,306,598
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ............ 4,672 4,568,016
4.63%, 03/01/30 ............ 7,171 6,671,162
Methanex Corp.
5.13%, 10/15/27 ............ 500 489,350
5.25%, 12/15/29 ............ 150 144,549
NOVA Chemicals Corp., 4.25%
,
05/15/29
(c)
................ 9,139 8,264,002
Open Text Corp., 3.88%
,
02/15/28
(c)
. 400 375,149
Open Text Holdings, Inc.
(c)
4.13%, 02/15/30 ............ 200 181,375
4.13%, 12/01/31 ............ 350 310,347
Parkland Corp.
(c)
5.88%, 07/15/27 ............ 250 247,618
4.50%, 10/01/29 ............ 200 185,497
4.63%, 05/01/30 ............ 980 899,548
Rogers Communications, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%),
5.25%
,
03/15/82
(a)(c)
.......... 1,117 1,085,276
Toronto-Dominion Bank (The)
(b)
2.88%, 04/05/27 ............ GBP 3,266 3,903,005
2.78%, 09/03/27 ............ EUR 31,520 32,812,393
3.19%, 02/16/29 ............ 41,620 43,888,068
Wrangler Holdco Corp., 6.63%
,
04/01/32
(c)
................ USD 6,491 6,607,832
324,603,451
Chile — 0.1%
AES Andes SA
6.30%, 03/15/29
(c)
........... 1,487 1,489,885
6.30%, 03/15/29
(b)
........... 568 569,102
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(a)(c)
.. 12,700 12,954,000
Banco de Credito e Inversiones SA, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a)(c)(o)
................ 1,110 1,160,993
Cencosud SA, 4.38%
,
07/17/27
(b)
... 224 218,243
Empresa Nacional de
Telecomunicaciones SA, 4.75%
,
08/01/26
(b)
................ 804 798,724
Engie Energia Chile SA, 3.40%
,
01/28/30
(b)
................ 2,468 2,174,925
Kenbourne Invest SA
(e)(f)
4.70%, 11/26/24
(c)
........... 1,288 515,200
6.88%, 11/26/24
(c)
........... 17,203 6,881,200
6.88%, 11/26/24
(b)
........... 11,153 4,461,200

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile (continued)
4.70%, 01/22/28
(b)
........... USD 12,041 $ 4,816,400
Latam Airlines Group SA, 7.88%
,
04/15/30
(c)
................ 6,220 6,270,538
42,310,410
China — 0.5%
Alibaba Group Holding Ltd., 0.50%
,
06/01/31
(c)(p)
............... 30,000 31,920,000
Anllian Capital 2 Ltd., 0.00%
,
12/05/29
(b)
(h)(p)
..................... EUR 23,400 25,340,943
CFAMC III Co. Ltd., 4.25%
,
11/07/27
(b)
USD 5,200 4,979,000
CFAMC IV Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 6.98%), 4.25%
(a)
(b)(o)
..................... 800 788,000
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(b)(d)(e)(f)
.. CNY 2,990 —
China Development Bank Financial
Leasing Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.75%), 2.88%
,
09/28/30
(a)(b)
............... USD 8,084 7,889,822
Country Garden Holdings Co. Ltd.
(b)
8.00%, 01/27/24
(e)(f)
.......... 1,000 98,750
3.13%, 10/22/25
(e)(f)
.......... 2,000 197,500
2.70%, 07/12/26
(e)(f)
.......... 1,000 98,750
5.13%, 01/14/27 ............ 1,000 98,750
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(b)(d)(e)(f)(p)
.. EUR 13,600 3,874,079
Fantasia Holdings Group Co. Ltd.
(b)(e)(f)
6.95%, 12/17/21 ............ USD 3,180 71,550
11.75%, 04/17/22 ........... 10,550 237,375
11.88%, 06/01/23 ........... 3,142 70,695
7.95%, 07/05/24 ............ 5,938 133,605
9.88%, 10/19/24 ............ 3,695 83,138
Far East Horizon Ltd.
(b)
6.63%, 04/16/27 ............ 7,185 7,244,348
5.88%, 03/05/28 ............ 20,000 19,661,000
Fortune Star BVI Ltd.
(b)
5.95%, 10/19/25 ............ 582 576,180
3.95%, 10/02/26 ............ EUR 800 776,465
8.50%, 05/19/28 ............ USD 10,880 10,961,600
GLP China Holdings Ltd., 2.95%
,
03/29/26
(b)
................ 2,346 2,108,866
Haidilao International Holding Ltd.,
2.15%
,
01/14/26
(b)
........... 5,000 4,806,250
iQIYI, Inc., 6.50%
,
03/15/28
(b)(p)
.... 5,000 4,750,000
JD.com, Inc., 0.25%
,
06/01/29
(c)(p)
... 15,000 15,915,000
KWG Group Holdings Ltd.
(b)
5.88%, 11/10/24 ............ 2,000 175,000
6.00%, 08/14/26 ............ 1,000 87,500
Meituan
(b)
0.00%, 04/27/28
(h)(p)
.......... 6,000 5,696,588
4.63%, 10/02/29 ............ 7,500 7,258,425
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(b)(d)(e)(f)
............. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd., 0.88%
,
07/22/29
(b)(p)
....... USD 26,300 31,703,194
Prosus NV
(b)
3.26%, 01/19/27 ............ 200 190,750
3.06%, 07/13/31 ............ 1,123 944,028
Sunac China Holdings Ltd.
(b)(e)(f)(q)
7.25%, (7.25% Cash or 7.25% PIK),
09/30/30 ............... 1,364 131,506
Security
Par (000)
Par (000) Value
China (continued)
7.00%, (7.00% Cash or 7.00% PIK),
07/01/43 ............... USD 3,636 $ 371,212
Trip.com Group Ltd., 0.75%
,
06/15/29
(c)
(p)
...................... 8,496 10,449,137
Zhongsheng Group Holdings Ltd.,
0.00%
,
05/21/25
(b)(h)(p)
......... HKD 22,000 3,250,436
202,939,442
Colombia — 0.2%
ABRA Global Finance, 14.00%
,
(14.00% Cash or 14.00% PIK),
10/22/29
(c)(q)
............... USD 24,993 24,200,861
Al Candelaria Spain SA, 7.50%
,
12/15/28
(b)
................ 187 183,727
Bancolombia SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.32%), 8.63%
,
12/24/34
(a)
................ 11,796 12,337,908
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/30
(c)
........... 10,000 8,290,000
4.95%, 07/17/30
(b)
........... 200 165,800
Gran Tierra Energy, Inc.
9.50%, 10/15/29
(c)
........... 16,965 15,702,125
9.50%, 10/15/29
(b)
........... 389 360,043
Oleoducto Central SA, 4.00%
,
07/14/27
(b)
................ 6,049 5,718,180
Promigas SA ESP
3.75%, 10/16/29
(c)
........... 1,831 1,656,121
3.75%, 10/16/29
(b)
........... 875 791,429
SierraCol Energy Andina LLC, 6.00%
,
06/15/28
(b)
................ 2,226 2,004,491
71,410,685
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance
10.88%, 01/15/31
(c)
.......... 1,089 1,164,206
10.88%, 01/15/31
(b)
.......... 319 341,030
1,505,236
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(c)
2,830 2,865,375
Bank of Cyprus PCL, (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(a)(b)
............... EUR 4,656 4,761,859
7,627,234
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(b)
........... 15,715 17,367,081
EP Infrastructure A/S, 1.82%
,
03/02/31
(b)
................ 4,375 3,958,520
21,325,601
Denmark — 0.2%
(a)
Danske Bank A/S
(b)
(3-mo. EURIBOR + 0.65%), 3.92%,
04/10/27 ............... 22,680 23,540,534
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 19,852 23,535,724
(1-Year EUR Swap Annual +
1.35%), 4.50%, 11/09/28 ..... EUR 6,527 7,044,562
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 7.95%
,
04/22/30 ................. 11,104 11,591,220
65,712,040

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
........... EUR 6,573 $ 6,706,921
4.88%, 02/04/28
(c)
........... USD 4,120 3,914,000
4.88%, 02/04/28
(b)
........... 3,800 3,610,000
Citycon Treasury BV
(b)
Series EURO, 2.38%, 01/15/27 .. EUR 909 904,998
1.63%, 03/12/28 ............ 5,000 4,718,892
5.00%, 03/11/30 ............ 875 911,405
Nordea Bank Abp, (3-mo. EURIBOR +
0.68%), 4.38%
,
09/06/26
(a)(b)
.... 12,000 12,547,678
33,313,894
France — 2.5%
Air Liquide Finance SA, 3.38%
,
05/29/34
(b)
................ 8,200 8,611,883
Altice France SA
5.88%, 02/01/27
(b)
........... 2,412 2,001,899
8.13%, 02/01/27
(c)
........... USD 2,550 2,067,288
5.50%, 01/15/28
(c)
........... 1,000 737,155
4.13%, 01/15/29
(b)
........... EUR 2,936 2,298,429
5.13%, 07/15/29
(c)
........... USD 1,250 936,079
4.25%, 10/15/29
(b)
........... EUR 1,139 890,774
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a)(b)(o)
......... 2,300 2,314,079
Atos SE
9.00%, 12/18/29 ............ 10,789 10,419,453
5.00%, 12/18/30
(b)
........... 11,099 6,332,350
Banijay Entertainment SAS, 7.00%
,
05/01/29
(b)
................ 8,856 9,655,261
Banque Federative du Credit Mutuel
SA
(b)
3.00%, 09/11/25 ............ 11,000 11,394,191
4.88%, 09/25/25 ............ GBP 21,000 26,232,588
5.00%, 01/19/26 ............ 300 375,149
(3-mo. EURIBOR + 0.64%), 3.52%,
03/05/27
(a)
.............. EUR 17,200 17,905,062
0.75%, 01/17/30 ............ 8,500 7,733,806
3.75%, 02/03/34 ............ 4,300 4,518,134
Banque Stellantis France SACA,
3.50%
,
07/19/27
(b)
........... 11,000 11,522,742
Bertrand Franchise Finance SAS
(b)
6.50%, 07/18/30 ............ 1,332 1,444,256
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.96%, 07/18/30
(a)
... 11,488 11,965,294
BNP Paribas SA
3.38%, 01/23/26
(b)
........... GBP 3,266 4,017,848
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(c)(o)
........ USD 1,754 1,647,617
(3-mo. EURIBOR + 0.70%), 0.25%,
04/13/27
(a)(b)
............. EUR 27,000 27,009,880
1.88%, 12/14/27
(b)
........... GBP 3,300 3,774,927
(3-mo. EURIBOR + 0.68%), 0.50%,
05/30/28
(a)(b)
............. EUR 11,800 11,484,808
4.40%, 08/14/28
(c)
........... USD 1,100 1,069,008
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(a)(c)(o)
........ 29,740 30,402,459
(5-Year EUR Swap Annual +
1.20%), 1.13%, 01/15/32
(a)(b)
.. EUR 15,100 14,864,962
0.63%, 12/03/32
(b)
........... 9,000 7,470,845
4.10%, 02/13/34
(b)
........... 1,000 1,065,051
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.54%), 7.38%
(a)(c)(o)
........ USD 9,224 9,157,418
Security
Par (000)
Par (000) Value
France (continued)
Series TMO, (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a)(o)
.... EUR 1,983 $ 1,890,016
BPCE SA
4.50%, 03/15/25
(c)
........... USD 8,918 8,901,472
(3-mo. EURIBOR + 0.39%), 3.27%,
03/06/26
(a)(b)
............. EUR 26,400 27,370,751
4.38%, 07/13/28
(b)
........... 7,200 7,741,849
3.88%, 01/11/29
(b)
........... 1,700 1,799,059
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50%, 11/30/32
(a)(b)
.. GBP 8,000 9,112,430
3.88%, 01/25/36
(b)
........... EUR 600 638,924
Cie Generale des Etablissements
Michelin SCA, 3.38%
,
05/16/36
(b)
. 21,900 22,545,012
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 13.17%
(a)(b)(o)
......... GBP 8,600 10,516,023
Credit Agricole SA
2.63%, 03/17/27
(b)
........... EUR 11,500 11,811,438
(GUKG1 + 2.60%), 5.75%,
11/29/27
(a)(b)
............. GBP 27,500 34,729,556
(1-day SOFR + 1.69%), 5.34%,
01/10/30
(a)(c)
............. USD 300 299,928
(5-Year EUR Swap Annual +
1.90%), 1.63%, 06/05/30
(a)(b)
.. EUR 21,500 22,079,692
1.13%, 07/12/32
(b)
........... 11,000 9,615,943
2.50%, 04/22/34
(b)
........... 4,000 3,776,195
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(a)(c)
............. USD 250 251,015
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(a)(b)
............. 500 502,029
4.13%, 02/26/36
(b)
........... EUR 1,100 1,172,161
Credit Mutuel Arkea SA, 0.88%
,
03/11/33
(b)
................ 6,800 5,722,888
Danone SA, (5-Year EUR Swap Annual
+ 1.27%), 1.00%
(a)(b)(o)
......... 8,300 8,181,720
Elior Group SA, 3.75%
,
07/15/26
(b)
.. 4,000 4,102,132
Engie SA
(b)
(5-Year EURIBOR ICE Swap Rate +
2.37%), 5.13%
(a)(o)
......... 4,700 5,088,901
4.50%, 09/06/42 ............ 1,500 1,634,610
4.25%, 01/11/43 ............ 5,300 5,614,628
4.25%, 03/06/44 ............ 14,700 15,526,693
Eutelsat SA
(b)
2.25%, 07/13/27 ............ 1,300 1,131,148
1.50%, 10/13/28 ............ 4,100 3,153,387
Forvia SE
(b)
7.25%, 06/15/26 ............ 314 336,181
2.75%, 02/15/27 ............ 8,652 8,616,898
3.75%, 06/15/28 ............ 5,185 5,218,156
5.50%, 06/15/31 ............ 7,818 8,068,846
Goldstory SAS
(b)
6.75%, 02/01/30 ............ 7,438 8,042,440
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.06%, 02/01/30
(a)
... 3,859 4,025,218
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(b)
19,748 18,103,530
Iliad Holding SASU
5.63%, 10/15/28
(b)
........... 300 317,967
7.00%, 10/15/28
(c)
........... USD 5,140 5,208,725
5.38%, 04/15/30
(b)
........... EUR 12,896 13,739,034
6.88%, 04/15/31
(b)
........... 3,891 4,322,574
8.50%, 04/15/31
(c)
........... USD 8,136 8,649,905
7.00%, 04/15/32
(c)
........... 2,240 2,251,333
Iliad SA
(b)
5.38%, 06/14/27 ............ EUR 2,200 2,383,527

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
5.38%, 02/15/29 ............ EUR 13,600 $ 14,901,779
5.63%, 02/15/30 ............ 7,100 7,912,656
5.38%, 05/02/31 ............ 900 997,523
Kering SA, 5.13%
,
11/23/26
(b)
...... GBP 18,900 23,753,188
La Financiere Atalian, 8.50%
,
(8.50%
Cash or 5.00% PIK), 06/30/28
(b)(q)
. EUR 9,662 4,628,040
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.95%, 07/01/29
(a)(b)
.. 9,448 9,820,964
Loxam SAS
(b)
3.75%, 07/15/26 ............ 6,681 6,894,562
4.50%, 02/15/27 ............ 921 964,588
4.50%, 04/15/27 ............ 500 508,872
5.75%, 07/15/27 ............ 828 855,608
6.38%, 05/15/28 ............ 2,073 2,233,360
6.38%, 05/31/29 ............ 6,298 6,876,674
Lune Holdings SARL, 5.63%
,
11/15/28
(b)
................ 3,565 2,799,146
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 8.43%, 07/15/29
(a)(b)
.. 5,718 5,733,455
Paprec Holding SA
(b)
6.50%, 11/17/27 ............ 3,951 4,318,352
7.25%, 11/17/29 ............ 6,741 7,401,625
Picard Bondco SA, 5.50%
,
07/01/27
(b)(g)
3,466 3,563,365
Picard Groupe SAS, 6.38%
,
07/01/29
(b)
4,958 5,340,717
RCI Banque SA
(b)
4.13%, 12/01/25 ............ 6,343 6,620,483
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)
... 29,500 30,433,969
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34
(a)
... 20,200 21,393,081
Sabena technics SAS, (Acquired
10/28/22, cost $14,819,593), (3-
mo. EURIBOR + 5.00%), 7.68%
,
09/30/29
(a)(d)(l)
.............. 15,039 15,577,664
SCOR SE, (5-Year EURIBOR ICE
Swap Rate + 3.86%), 6.00%
(a)(b)(o)
. 1,400 1,470,130
Societe Generale SA
(a)
(5-Year USD Swap Rate + 5.87%),
8.00%
(c)(o)
............... USD 1,068 1,079,722
(3-mo. EURIBOR + 0.50%), 3.72%,
01/19/26
(b)
.............. EUR 10,000 10,385,380
(3-mo. EURIBOR + 1.50%), 1.13%,
04/21/26
(b)
.............. 17,500 18,015,203
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(c)(o)
......... USD 1,664 1,729,705
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.79%), 8.13%
(c)(o)
......... 8,814 8,640,300
(5-Year EUR Swap Annual +
1.55%), 1.00%, 11/24/30 ..... EUR 5,000 5,051,323
(5-Year EUR Swap Annual +
1.60%), 1.13%, 06/30/31
(b)
... 4,000 3,996,168
Tereos Finance Groupe I SA
(b)
7.25%, 04/15/28 ............ 2,000 2,157,158
5.88%, 04/30/30 ............ 4,094 4,346,789
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(b)
........... GBP 3,300 3,947,532
TotalEnergies SE
(a)(b)(o)
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... EUR 29,000 29,981,523
Series NC7, (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 60,900 59,275,938
Security
Par (000)
Par (000) Value
France (continued)
Veolia Environnement SA
(a)(b)(o)
(5-Year EUR Swap Annual +
2.71%), 2.25% ........... EUR 6,400 $ 6,496,851
(5-Year EUR Swap Annual +
2.08%), 2.00% ........... 22,200 21,759,842
Verallia SA, 3.88%
,
11/04/32
(b)
..... 9,500 9,795,564
Worldline SA
(b)
0.00%, 07/30/25
(h)(p)
.......... 1,547 1,859,093
0.00%, 07/30/26
(h)(p)
.......... 21,721 21,599,897
4.13%, 09/12/28 ............ 40,500 41,373,576
5.25%, 11/27/29 ............ 8,900 9,393,434
1,011,399,428
Germany — 3.2%
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(b)
................ 6,800 6,727,338
Aroundtown Finance SARL
(a)(b)(o)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 9,036 10,938,867
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 5,742,187
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 17,114 17,356,358
Aroundtown SA
(b)
(5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(o)
......... 700 657,972
0.38%, 04/15/27 ............ 3,000 2,896,485
1.45%, 07/09/28 ............ 3,900 3,746,903
Bayer AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.27%), 5.50%, 09/13/54 .... 28,400 29,421,846
(5-Year EUR Swap Annual +
3.11%), 3.13%, 11/12/79 ..... 8,200 8,005,567
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82 .... 13,800 14,155,785
(5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 .... 15,700 15,901,826
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83 ............... 63,300 67,919,309
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83 .... 11,400 12,422,435
Bertelsmann SE & Co. KGaA
(a)(b)
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 17,300 17,808,043
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 7,900 8,131,996
BMW Finance NV, 0.00%
,
01/11/26
(b)
557 562,152
BMW International Investment BV,
(3-mo. EURIBOR + 0.16%), 3.04%
,
06/05/26
(a)(b)
............... 43,700 45,184,803
BRANICKS Group AG, 2.25%
,
09/22/26
(b)
................ 4,200 2,640,796
Cheplapharm Arzneimittel GmbH
(b)
4.38%, 01/15/28 ............ 8,509 8,179,436
7.50%, 05/15/30 ............ 649 662,183
Commerzbank AG
(b)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(a)(o)
......... 7,600 7,941,344
(5-Year EUR Swap Annual +
6.36%), 6.13%
(a)(o)
......... 3,600 3,761,690
1.00%, 03/04/26 ............ 5,627 5,712,154
0.50%, 12/04/26 ............ 2,745 2,727,323

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
(3-mo. EURIBOR + 0.70%), 3.57%,
03/12/27
(a)
.............. EUR 17,200 $ 17,880,332
(5-Year EUR Swap Annual +
4.39%), 4.25%
(a)(o)
......... 12,000 11,731,001
(5-Year EUR Swap Annual +
6.74%), 6.50%
(a)(o)
......... 5,800 6,217,006
(5-Year EUR Swap Annual +
6.74%), 6.50%
(a)(o)
......... 3,800 4,073,211
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(a)(o)
......... 2,400 2,726,062
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33
(a)
......... GBP 7,600 10,206,977
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.88%, 10/16/34
(a)
... EUR 8,900 9,555,017
(5-Year EURIBOR ICE Swap Rate +
1.95%), 4.13%, 02/20/37
(a)
... 1,500 1,546,469
Daimler Truck Finance Canada, Inc.,
(3-mo. EURIBOR + 0.50%), 3.36%
,
03/18/25
(a)(b)
............... 16,600 17,207,662
Daimler Truck Finance North America
LLC, 2.00%
,
12/14/26
(c)
....... USD 1,100 1,042,298
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%
,
12/31/27
(b)
... EUR 5,130 4,839,644
Deutsche Bahn Finance GmbH
(a)(b)(o)
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 39,800 40,765,089
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 75,800 77,638,035
Series CB, (5-Year EUR Swap
Annual + 1.89%), 1.60% ..... 23,900 22,123,680
Deutsche Bank AG
4.50%, 04/01/25 ............ USD 139 138,790
(USISOA05 at 0.00% Floor +
4.36%), 4.79%
(a)(b)(o)
........ 6,600 6,468,000
(1-day SOFR + 3.19%), 6.12%,
07/14/26
(a)
.............. 1,694 1,705,084
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(a)(b)(o)
........ EUR 1,200 1,180,869
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(a)(b)(o)
........ 4,200 4,566,467
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(a)(b)(o)
........ 3,400 3,592,046
Deutsche Lufthansa AG, Series LHA,
2.00%
,
11/17/25
(b)(p)
.......... 5,900 6,081,313
Deutsche Telekom International
Finance BV, 4.88%
,
03/06/42
(c)
.. USD 150 135,117
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(b)
................ EUR 3,000 3,193,008
EnBW Energie Baden-Wuerttemberg
AG, (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63%
,
08/05/79
(a)(b)
14,800 14,521,892
EnBW International Finance BV
(b)
4.30%, 05/23/34 ............ 29,730 32,590,416
3.75%, 11/20/35 ............ 18,922 19,647,865
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.66%
,
(12.66% Cash or 12.66%
PIK), 04/01/31
(a)(d)(q)
.......... 23,110 22,533,151
Eurogrid GmbH
(b)
3.60%, 02/01/29 ............ 5,600 5,912,164
3.92%, 02/01/34 ............ 3,900 4,171,060
3.73%, 10/18/35 ............ 9,700 10,155,216
Fressnapf Holding SE, 5.25%
,
10/31/31
(b)
................ 11,019 11,756,452
Security
Par (000)
Par (000) Value
Germany (continued)
Gruenenthal GmbH
(b)
4.13%, 05/15/28 ............ EUR 3,348 $ 3,478,277
6.75%, 05/15/30 ............ 2,833 3,139,184
4.63%, 11/15/31 ............ 8,827 9,244,118
HT Troplast GmbH, 9.38%
,
07/15/28
(b)
9,078 9,941,794
IHO Verwaltungs GmbH
(b)(q)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.............. 2,618 2,861,007
6.75%, (6.75% Cash or 7.50% PIK),
11/15/29 ............... 1,202 1,270,274
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 1,570 1,662,661
Mahle GmbH
(b)
2.38%, 05/14/28 ............ 6,500 5,893,080
6.50%, 05/02/31 ............ 9,258 9,411,288
Mercedes-Benz International Finance
BV, (3-mo. EURIBOR + 0.19%),
3.46%
,
04/09/26
(a)(b)
.......... 29,200 30,206,955
Mercer International, Inc., 5.13%
,
02/01/29 ................. USD 4,469 3,862,953
Merck KGaA, (5-Year EURIBOR
ICE Swap Rate + 2.00%), 1.63%
,
09/09/80
(a)(b)
............... EUR 18,600 18,688,806
Nidda Healthcare Holding GmbH
(b)
7.00%, 02/21/30 ............ 11,958 13,043,375
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.89%, 10/23/30
(a)
... 9,727 10,163,875
PCF GmbH
(b)
4.75%, 04/15/29 ............ 8,061 6,902,289
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.93%, 04/15/29
(a)
... 5,120 4,382,150
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.93%
,
07/01/29
(a)(b)
.......... 6,078 6,390,335
ProGroup AG
(b)
5.13%, 04/15/29 ............ 6,087 6,197,242
5.38%, 04/15/31 ............ 8,979 9,095,812
Sartorius Finance BV
(b)
4.25%, 09/14/26 ............ 4,500 4,758,961
4.88%, 09/14/35 ............ 12,000 13,332,993
Schaeffler AG, 4.50%
,
08/14/26
(b)
... 6,900 7,263,617
Siemens Financieringsmaatschappij NV
2.15%, 03/11/31
(c)
........... USD 250 212,964
3.63%, 02/22/44
(b)
........... EUR 25,500 26,300,805
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(b)
....... 7,115 7,377,878
Techem Verwaltungsgesellschaft 675
mbH, 5.38%
,
07/15/29
(b)
....... 7,932 8,478,136
Tele Columbus AG, 10.00%
,
(10.00%
Cash or 10.00% PIK), 01/01/29
(a)(b)(q)
16,063 13,304,678
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(b)
................ 4,151 4,304,529
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
........... 6,229 6,436,179
Traton Finance Luxembourg SA, (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
4.22%
,
01/21/26
(a)(b)
.......... 10,000 10,409,246
TUI Cruises GmbH
(b)
6.50%, 05/15/26 ............ 207 215,849
5.00%, 05/15/30 ............ 8,879 9,335,636
Volkswagen Financial Services AG,
(3-mo. EURIBOR + 0.78%), 3.65%
,
06/10/27
(a)(b)
............... 16,410 17,032,737

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen Financial Services NV
(b)
4.25%, 10/09/25 ............ GBP 1,400 $ 1,735,270
5.50%, 12/07/26 ............ 26,400 33,023,951
6.50%, 09/18/27 ............ 17,000 21,741,530
Volkswagen Group of America Finance
LLC, 4.35%
,
06/08/27
(c)
....... USD 400 391,888
Volkswagen International Finance
NV
(a)(b)
(5-Year EUR Swap Annual +
3.75%), 3.50%
(o)
.......... EUR 18,600 19,155,853
(12-Year EUR Swap Annual +
2.97%), 4.63%
(o)
.......... 14,700 15,185,410
(3-mo. EURIBOR + 0.65%), 3.38%,
03/27/26 ............... 32,700 33,944,138
(10-Year EUR Swap Annual +
3.37%), 3.88%
(o)
.......... 7,600 7,677,380
(5-Year EUR Swap Annual +
2.92%), 3.75%
(o)
.......... 1,700 1,700,941
(10-Year EUR Swap Annual +
3.98%), 4.63%
(o)
.......... 14,800 15,062,295
Wintershall Dea Finance 2 BV
(a)(b)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 54,200 54,407,968
Series NC8, (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 8,700 8,384,226
Wintershall Dea Finance BV
(b)
1.33%, 09/25/28 ............ 22,800 21,887,808
1.82%, 09/25/31 ............ 11,400 10,267,042
4.36%, 10/03/32 ............ 29,043 30,275,930
ZF Europe Finance BV
(b)
2.00%, 02/23/26 ............ 1,300 1,309,607
2.50%, 10/23/27 ............ 1,900 1,850,028
4.75%, 01/31/29 ............ 100 100,607
ZF Finance GmbH
(b)
3.00%, 09/21/25 ............ 7,900 8,109,157
5.75%, 08/03/26 ............ 5,100 5,375,285
2.00%, 05/06/27 ............ 1,800 1,752,425
2.75%, 05/25/27 ............ 3,100 3,059,409
2.25%, 05/03/28 ............ 1,900 1,803,777
3.75%, 09/21/28 ............ 6,700 6,584,510
ZF North America Capital, Inc., 6.88%
,
04/14/28
(c)
................ USD 1,710 1,705,180
1,266,197,489
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(b)
1,668 1,569,638
Greece — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(c)
... 3,110 3,188,070
Eurobank SA
(a)(b)
(1-Year EURIBOR ICE Swap Rate +
1.25%), 3.25%, 03/12/30 .... EUR 4,790 4,923,124
(1-Year EUR Swap Annual +
1.80%), 4.00%, 09/24/30 .... 3,900 4,125,813
(5-Year EURIBOR ICE Swap Rate +
2.17%), 4.88%, 04/30/31 .... 3,750 4,126,975
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(a)(b)
.......... 11,496 12,886,980
29,250,962
Guatemala — 0.0%
Millicom International Cellular SA,
7.38%
,
04/02/32
(c)
........... USD 1,521 1,507,935
Security
Par (000)
Par (000) Value
Hong Kong — 0.3%
AIA Group Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.76%), 2.70%
(a)(o)
......... USD 10,000 $ 9,630,000
5.38%, 04/05/34 ............ 8,000 7,926,800
5.40%, 09/30/54 ............ 6,000 5,533,620
CAS Capital No. 1 Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.64%), 4.00%
(a)
(b)(o)
..................... 6,133 5,869,281
Celestial Dynasty Ltd.
6.38%, 08/22/28
(b)
........... 8,800 8,558,000
CLP Power Hong Kong Financing Ltd.
(b)
5.10%, 07/19/27 ............ AUD 10,000 6,219,705
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.85%), 5.23%, 07/19/27
(a)
... 7,570 4,679,829
FWD Group Holdings Ltd., 8.40%
,
04/05/29
(b)
................ USD 28,117 29,663,435
Link CB Ltd., 4.50%
,
12/12/27
(b)(p)
... HKD 40,000 5,171,001
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(b)
........... USD 5,800 5,749,250
5.25%, 04/26/26
(b)
........... 2,900 2,851,077
5.63%, 07/17/27
(b)
........... 8,200 7,902,750
5.75%, 07/21/28
(b)
........... 6,000 5,700,000
5.38%, 12/04/29
(c)
........... 392 357,704
5.38%, 12/04/29
(b)
........... 1,500 1,368,765
7.63%, 04/17/32
(c)
........... 5,549 5,572,361
7.63%, 04/17/32
(b)
........... 1,560 1,566,568
NWD Finance BVI Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.86%), 4.13%
(a)
(b)(o)
..................... 8,000 2,760,000
NWD MTN Ltd.
8.63%, 02/08/28
(b)
........... 8,000 5,756,000
Peak RE Bvi Holding Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.01%), 5.35%
(a)
(b)(o)
..................... 2,593 2,560,588
REXLot Holdings Ltd.
(b)(d)(e)(f)(p)
6.00%, 04/28/17 ............ HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 —
125,396,734
India — 1.0%
Adani Ports & Special Economic Zone
Ltd., 4.20%
,
08/04/27
(b)
........ USD 13,500 12,175,380
Adani Transmission Step-One Ltd.
(b)
4.00%, 08/03/26 ............ 5,000 4,575,000
4.25%, 05/21/36 ............ 9,425 7,319,078
Axis Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a)(b)(o)
... 9,000 8,606,250
Biocon Biologics Global plc, 6.67%
,
10/09/29
(b)
................ 10,000 9,600,000
CA Magnum Holdings, 5.38%
,
10/31/26
(b)
................ 12,657 12,356,396
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%
,
03/25/27
(b)
........ 10,896 10,419,180
Continuum Energy Aura Pte. Ltd.,
9.50%
,
02/24/27
(b)
........... 13,000 13,609,440
Continuum Green Energy India Pvt,
7.50%
,
06/26/33
(c)
........... 1,800 1,859,625
Delhi International Airport Ltd., 6.13%
,
10/31/26
(b)
................ 15,000 15,079,688

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
Diamond II Ltd.
7.95%, 07/28/26
(c)
........... USD 1,306 $ 1,323,550
7.95%, 07/28/26
(b)
........... 25,500 25,842,656
GMR Hyderabad International Airport
Ltd.
(b)
4.75%, 02/02/26 ............ 1,090 1,072,604
4.25%, 10/27/27 ............ 15,000 14,306,250
Greenko Dutch BV, 3.85%
,
03/29/26
(b)
5,386 5,231,259
Greenko Solar Mauritius Ltd.
(b)
5.55%, 01/29/25 ............ 10,200 10,183,782
5.95%, 07/29/26 ............ 6,376 6,451,747
Greenko Wind Projects Mauritius Ltd.,
5.50%
,
04/06/25
(b)
........... 10,000 9,964,600
HDFC Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a)(b)(o)
... 10,000 9,521,900
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(b)
................ 5,000 4,957,812
India Clean Energy Holdings, 4.50%
,
04/18/27
(b)
................ 5,000 4,725,000
India Cleantech Energy, 4.70%
,
08/10/26
(b)
................ 12,315 11,991,731
India Green Power Holdings, 4.00%
,
02/22/27
(b)
................ 12,346 11,712,976
India Vehicle Finance, 5.85%
,
03/25/29
(b)
................ 1,700 1,683,697
IRB Infrastructure Developers Ltd.,
7.11%
,
03/11/32
(b)
........... 15,000 15,131,250
JSW Hydro Energy Ltd., 4.13%
,
05/18/31
(b)
................ 3,793 3,407,749
Muthoot Finance Ltd., 7.13%
,
02/14/28
(c)
................ 2,196 2,239,920
Network i2i Ltd.
(a)(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.27%), 5.65% ........... 10,162 10,146,122
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.39%), 3.98% ........... 10,000 9,712,500
Oil India International Pte. Ltd., 4.00%
,
04/21/27
(b)
................ 15,000 14,656,050
Periama Holdings LLC, 5.95%
,
04/19/26
(b)
................ 11,500 11,477,000
Piramal Capital & Housing Finance Ltd.,
7.80%
,
01/29/28
(b)
........... 18,968 18,896,870
REC Ltd.
(b)
3.88%, 07/07/27 ............ 1,000 968,810
5.63%, 04/11/28 ............ 8,000 8,057,200
ReNew Pvt Ltd., 5.88%
,
03/05/27
(b)
.. 12,000 11,725,800
ReNew Wind Energy AP2, 4.50%
,
07/14/28
(b)
................ 9,000 8,350,290
Sammaan Capital Ltd., 9.70%
,
07/03/27
(b)
................ 3,000 2,990,640
Shriram Finance Ltd., 6.15%
,
04/03/28
(b)
................ 5,000 4,942,187
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(b)
................ 5,799 5,689,863
UPL Corp. Ltd., 4.50%
,
03/08/28
(b)
.. 2,125 1,965,625
Vedanta Resources Finance II plc
10.88%, 09/17/29
(c)
.......... 29,669 30,781,587
10.88%, 09/17/29
(b)
.......... 15,495 16,076,063
11.25%, 12/03/31
(c)
.......... 8,963 9,455,965
11.25%, 12/03/31
(b)
.......... 4,020 4,241,100
405,482,192
Security
Par (000)
Par (000) Value
Indonesia — 0.3%
Cikarang Listrindo Tbk. PT, 4.95%
,
09/14/26
(b)
................ USD 10,000 $ 9,887,500
Freeport Indonesia PT
(b)
4.76%, 04/14/27 ............ 2,312 2,288,880
5.32%, 04/14/32 ............ 10,000 9,750,000
Indofood CBP Sukses Makmur Tbk. PT,
3.40%
,
06/09/31
(b)
........... 10,000 8,875,000
Medco Laurel Tree Pte. Ltd., 6.95%
,
11/12/28
(b)
................ 18,200 18,106,634
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(c)
........... 6,306 6,631,137
8.96%, 04/27/29
(b)
........... 10,000 10,515,600
Minejesa Capital BV
(b)
4.63%, 08/10/30 ............ 8,596 8,297,826
5.63%, 08/10/37 ............ 5,000 4,650,000
Pertamina Geothermal Energy PT,
5.15%
,
04/27/28
(b)
........... 850 844,688
PT Tower Bersama Infrastructure Tbk.,
4.25%
,
01/21/25
(b)
........... 10,000 9,970,300
Star Energy Geothermal Darajat II,
3.25%
,
04/14/29
(b)
........... 1,099 1,035,216
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(b)
... 9,685 9,772,770
100,625,551
Ireland — 0.1%
(b)
AIB Group plc, (1-Year EUR Swap
Annual + 2.00%), 3.63%
,
07/04/26
(a)
EUR 18,195 18,908,299
Bank of Ireland Group plc, (1-Year
EURIBOR ICE Swap Rate + 1.10%),
1.88%
,
06/05/26
(a)
........... 7,000 7,216,907
Fidelity Grand Harbour CLO DAC,
Series 2023-2X, Class D, (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
7.28%
,
04/15/38
(a)
........... 781 816,354
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%
,
03/15/32 .. GBP 14,560 18,208,981
45,150,541
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(b)
........... EUR 1,484 1,486,197
3.75%, 05/09/27 ............ 4,876 5,077,877
7.38%, 09/15/29 ............ 14,486 17,237,365
4.38%, 05/09/30 ............ 4,764 5,039,752
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 ............ USD 145 138,973
7.88%, 09/15/29 ............ 1,454 1,567,063
30,547,227
Italy — 1.9%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(a)(b)(o)
..... EUR 5,300 5,671,911
Azzurra Aeroporti SpA, 2.63%
,
05/30/27
(b)
................ 8,578 8,727,954
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%,
01/18/28
(a)
.............. 2,000 2,284,464
3.50%, 04/23/29 ............ 34,600 36,679,756
10.50%, 07/23/29 ........... 4,208 5,487,949
Banco BPM SpA
(b)
3.88%, 09/18/26 ............ 49,840 52,651,954

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
(5-Year EUR Swap Annual +
3.80%), 3.25%, 01/14/31
(a)
... EUR 8,700 $ 8,972,270
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31
(a)
... 3,685 3,778,936
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(a)
... 6,650 6,846,900
Bubbles Bidco SpA
(b)
6.50%, 09/30/31 ............ 9,290 9,671,258
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.93%, 09/30/31
(a)
... 11,988 12,392,966
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 7.65%, 05/15/28 .... 4,281 4,440,070
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 8.52%, 05/15/28 .... 4,182 4,355,750
doValue SpA, 3.38%
,
07/31/26
(b)
... 5,415 5,476,248
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 7.30%
,
07/15/31
(a)(b)
............... 4,384 4,573,409
Enel SpA
(a)(b)(o)
(5-Year EUR Swap Annual +
3.56%), 3.50% ........... 9,094 9,420,020
(5-Year EUR Swap Annual +
2.68%), 2.25% ........... 15,300 15,366,520
Series 6.5Y, (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 32,100 31,204,199
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(b)
....... 11,275 12,306,966
Eni SpA
Series NC5., (5-Year EUR Swap
Annual + 3.17%), 2.63%
(a)(b)(o)
. 50,300 51,523,033
5.70%, 10/01/40
(c)
........... USD 200 187,871
Fedrigoni SpA
6.13%, 06/15/31
(b)
........... EUR 20,643 21,492,105
Fiber Bidco SpA
(b)
10.00%, 06/15/29 ........... 2,476 2,656,455
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.68%, 01/15/30
(a)
... 6,326 6,601,354
Fiber Midco SpA, 10.00%
,
(10.00%
Cash or 10.75% PIK), 06/15/29
(b)(q)
1,747 1,874,324
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(b)
........... 13,346 13,933,073
Iccrea Banca SpA, 4.00%
,
11/08/27
(b)
33,040 35,318,812
IMA Industria Macchine Automatiche
SpA
(b)
3.75%, 01/15/28 ............ 7,872 8,012,654
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.93%, 04/15/29
(a)
... 11,317 11,781,563
Infrastrutture Wireless Italiane SpA
(b)
1.63%, 10/21/28 ............ 8,900 8,710,449
1.75%, 04/19/31 ............ 8,377 7,918,051
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual +
6.07%), 5.88%
(a)(b)(o)
........ 5,555 5,759,613
1.63%, 04/21/25
(b)
........... 6,800 7,013,766
5.71%, 01/15/26
(c)
........... USD 525 525,074
0.63%, 02/24/26
(b)
........... EUR 7,000 7,068,154
(5-Year EUR Swap Annual +
7.19%), 7.75%
(a)(b)(o)
........ 28,100 30,779,313
(3-mo. EURIBOR + 0.60%), 3.80%,
04/16/27
(a)(b)
............. 10,706 11,125,519
(5-Year EUR Swap Annual +
5.85%), 5.50%
(a)(b)(o)
........ 5,000 5,231,043
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(b)(o)
........ 1,775 2,123,387
Security
Par (000)
Par (000) Value
Italy (continued)
5.15%, 06/10/30
(b)
........... GBP 15,009 $ 17,979,853
5.13%, 08/29/31
(b)
........... EUR 1,847 2,111,845
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.60%), 4.20%, 06/01/32
(a)(c)
.. USD 2,085 1,812,955
8.51%, 09/20/32
(b)
........... GBP 1,037 1,452,624
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.63%
,
12/15/29
(a)(b)
EUR 9,107 9,532,538
Lottomatica Group SpA
(b)
5.38%, 06/01/30 ............ 5,099 5,485,603
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.94%, 12/15/30
(a)
... 6,167 6,483,908
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.19%, 06/01/31
(a)
... 4,808 5,036,397
Midnights SPV SRL, 6.15%
,
08/22/26
(d)
21,026 21,780,062
Nexi SpA, 0.00%
,
02/24/28
(b)(h)(p)
.... 26,200 23,984,591
Optics Bidco SpA
2.88%, 01/28/26
(b)
........... 910 936,591
6.88%, 02/15/28
(b)
........... 3,318 3,737,683
7.88%, 07/31/28
(b)
........... 7,871 9,208,963
1.63%, 01/18/29 ............ 3,983 3,811,199
Series 2034, 6.00%, 09/30/34
(c)
.. USD 4,791 4,599,547
7.20%, 07/18/36
(c)
........... 7,101 7,248,140
7.72%, 06/04/38
(c)
........... 630 662,269
Pachelbel Bidco SpA
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.30%, 05/17/31
(a)(b)
.. EUR 12,917 13,470,724
Prysmian SpA, 3.88%
,
11/28/31
(b)
... 8,070 8,454,706
Rekeep SpA, 7.25%
,
02/01/26
(b)
.... 4,479 4,384,396
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.56%, 12/31/29
(a)
... 10,386 10,882,597
6.75%, 12/31/29 ............ 11,310 12,389,103
Snam SpA
(b)
(3-mo. EURIBOR + 0.40%), 3.58%,
04/15/26
(a)
.............. 19,240 19,962,040
0.88%, 10/25/26 ............ 5,453 5,468,846
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$22,670,614), (3-mo. EURIBOR +
3.25%), 6.25%
,
08/22/27
(a)(d)(l)
... 20,682 21,171,732
TeamSystem SpA
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.68%, 07/31/31
(a)(b)
.. 7,289 7,588,062
Telecom Italia SpA
(b)
2.75%, 04/15/25 ............ 1,975 2,035,575
6.88%, 02/15/28 ............ 3,453 3,898,701
7.88%, 07/31/28 ............ 3,829 4,483,781
UniCredit SpA
(a)
(3-mo. EURIBOR + 2.55%), 2.20%,
07/22/27
(b)
.............. 15,884 16,272,783
(3-mo. EURIBOR + 2.85%), 5.85%,
11/15/27
(b)
.............. 768 836,682
(5-Year USD Swap Rate + 3.70%),
5.86%, 06/19/32
(c)
......... USD 2,007 2,009,885
(5-Year USD Swap Rate + 4.91%),
7.30%, 04/02/34
(c)
......... 4,239 4,428,678
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 5.46%, 06/30/35
(c)
... 1,865 1,800,843
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(b)
................ EUR 3,500 3,771,422
749,120,437

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series
2B14, 0.00%
,
12/31/30
(c)(d)(h)
..... USD 2,752 $ 206,373
Digicel Intermediate Holdings Ltd.,
10.94%
,
(10.94% Cash or 10.50%
PIK), 05/25/27
(q)
............. 4,903 4,804,623
Digicel Midco Ltd., 10.50%
,
(10.50%
Cash or 10.50% PIK), 11/25/28
(q)
. 3,449 3,049,890
8,060,886
Japan — 0.5%
Daiwa House Industry Co. Ltd., 0.00%
,
03/30/29
(b)(h)(p)
.............. JPY 10,000 66,176
East Japan Railway Co.
(b)
4.11%, 02/22/43 ............ EUR 22,109 24,140,333
4.39%, 09/05/43 ............ 1,811 2,045,939
Kansai Paint Co. Ltd.
(b)(h)(p)
0.00%, 03/08/29 ............ JPY 10,000 66,097
0.00%, 03/07/31 ............ 10,000 66,255
Mitsubishi UFJ Financial Group, Inc.,
3.68%
,
02/22/27 ............ USD 3,300 3,231,506
Nagoya Railroad Co. Ltd., 0.00%
,
06/16/34
(b)(h)(p)
.............. JPY 20,000 131,240
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(b)
................ EUR 3,940 4,050,885
Rakuten Card Co. Ltd., Series 6,
0.62%
,
12/17/26 ............ JPY 400,000 2,436,023
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a)(c)(o)
........ USD 2,500 2,418,728
(5-Year EUR Swap Annual +
4.49%), 4.25%
(a)(b)(o)
........ EUR 19,000 18,387,114
9.75%, 04/15/29
(c)
........... USD 8,999 9,740,293
9.75%, 04/15/29
(b)
........... 4,300 4,654,213
Rohm Co. Ltd., 0.00%
,
04/24/29
(b)(h)(p)
JPY 3,490,000 21,570,593
SoftBank Group Corp.
(b)
4.50%, 04/20/25 ............ EUR 689 713,701
4.75%, 07/30/25 ............ 2,888 2,999,014
3.13%, 09/19/25 ............ 6,981 7,176,362
4.00%, 07/06/26 ............ USD 2,879 2,799,978
5.00%, 04/15/28 ............ EUR 3,813 4,049,919
5.38%, 01/08/29 ............ 18,706 20,089,146
3.38%, 07/06/29 ............ 11,167 11,171,965
4.00%, 09/19/29 ............ 645 662,026
3.88%, 07/06/32 ............ 7,787 7,664,340
3.88%, 07/06/32 ............ 100 98,425
5.75%, 07/08/32 ............ 16,454 17,913,966
Toyota Motor Finance Netherlands BV,
(3-mo. EURIBOR + 0.40%), 3.45%
,
04/30/26
(a)(b)
............... 22,950 23,803,543
192,147,780
Jersey, Channel Islands — 0.3%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
.......... USD 7,514 7,335,219
10.38%, 03/31/29
(b)
.......... GBP 18,181 22,373,860
TER Finance Jersey Ltd.
(c)(h)
Series 21, 0.00%, 01/02/25
(d)
.... USD 50,000 49,615,000
Series 22, 0.00%, 10/02/25 ..... 58,596 55,455,694
134,779,773
Kuwait — 0.0%
(b)
MEGlobal BV, 4.25%
,
11/03/26 .... 1,920 1,878,000
MEGlobal Canada ULC
5.00%, 05/18/25 ............ 538 537,645
Security
Par (000)
Par (000) Value
Kuwait (continued)
5.88%, 05/18/30 ............ USD 1,500 $ 1,527,000
3,942,645
Luxembourg — 0.8%
ADLER Financing SARL
(q)
Series 1L, 12.50%, (12.50% Cash or
12.50% PIK), 12/31/28 ...... EUR 14,203 15,185,001
Series 1.5L, 14.00%, (14.00% Cash
or 14.00% PIK), 12/31/29
(b)
... 5,600 6,193,362
Altice Financing SA
2.25%, 01/15/25
(b)
........... 2,992 3,069,820
9.63%, 07/15/27
(c)
........... USD 3,821 3,518,642
4.25%, 08/15/29
(b)
........... EUR 4,577 3,603,225
ArcelorMittal SA, 3.50%
,
12/13/31
(b)
. 8,880 9,046,483
Cidron Aida Finco SARL
(b)
5.00%, 04/01/28 ............ 3,833 3,898,946
6.25%, 04/01/28 ............ GBP 9,308 11,102,212
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(b)
................ EUR 15,632 17,627,670
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ............ 7,782 5,312,680
7.75%, 11/01/25 ............ GBP 7,650 6,392,671
Herens Holdco SARL, 4.75%
,
05/15/28
(c)
................ USD 3,005 2,772,708
INEOS Finance plc, 6.38%
,
04/15/29
(b)
EUR 11,664 12,661,856
Intelsat Jackson Holdings SA, 6.50%
,
03/15/30
(c)
................ USD 9,563 8,820,647
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 ............ EUR 9,368 8,913,562
4.25%, 03/01/26 ............ 1,422 1,353,019
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(b)
................ 1,751 1,426,533
Mitsubishi UFJ Investor Services &
Banking Luxembourg SA, Series
PRX, (3-mo. EURIBOR + 4.50%),
7.50%
,
12/15/50
(a)(p)
.......... 6,000 3,402,767
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(b)
................ 6,693 7,161,385
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(a)(b)(d)
.............. 4,288 4,459,492
Petroleos Mexicanos, 7.50%
,
03/31/26
(c)
................ USD 89,906 89,793,618
SES SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.19%), 2.88%
(o)
.......... EUR 83,100 80,761,596
(5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54 .... 2,690 2,536,708
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(b)
................ 4,268 4,411,613
Titanium 2l Bondco SARL, 6.25%
,
(6.25% Cash or 6.25% PIK),
01/14/31
(q)
................ 38,898 12,742,567
Vivion Investments SARL
(b)(q)
8.00%, (8.00% Cash or 8.00% PIK),
08/31/28 ............... 2,908 2,876,675
8.00%, (8.00% Cash or 8.00% PIK),
02/28/29 ............... 3,138 3,152,177
332,197,635
Macau — 0.2%
MGM China Holdings Ltd.
5.88%, 05/15/26
(c)
........... USD 327 325,365
5.88%, 05/15/26
(b)
........... 350 348,250
4.75%, 02/01/27
(b)
........... 13,466 13,041,013
7.13%, 06/26/31
(c)
........... 3,117 3,148,170

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau (continued)
7.13%, 06/26/31
(b)
........... USD 745 $ 752,450
Sands China Ltd.
(g)
5.13%, 08/08/25 ............ 800 796,000
3.80%, 01/08/26 ............ 3,651 3,577,980
5.40%, 08/08/28 ............ 5,490 5,421,375
2.85%, 03/08/29 ............ 4,000 3,560,000
Studio City Co. Ltd., 7.00%
,
02/15/27
(b)
6,000 6,024,375
Studio City Finance Ltd.
6.00%, 07/15/25
(b)
........... 5,500 5,479,375
6.50%, 01/15/28
(b)
........... 5,000 4,858,600
5.00%, 01/15/29
(c)
........... 3,100 2,812,289
5.00%, 01/15/29
(b)
........... 5,000 4,535,950
Wynn Macau Ltd.
5.50%, 01/15/26
(c)
........... 5,596 5,541,775
5.50%, 01/15/26
(b)
........... 1,700 1,683,527
5.63%, 08/26/28
(c)
........... 4,035 3,873,600
5.63%, 08/26/28
(b)
........... 9,500 9,120,000
4.50%, 03/07/29
(c)(p)
.......... 21,000 20,968,260
5.13%, 12/15/29
(c)
........... 2,100 1,942,500
97,810,854
Malaysia — 0.0%
(b)
Petronas Capital Ltd., 3.50%
,
03/18/25 10,735 10,697,213
TNB Global Ventures Capital Bhd.,
3.24%
,
10/19/26 ............ 7,000 6,790,490
17,487,703
Mexico — 0.1%
Banco Mercantil del Norte SA
(a)(c)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88% ........... 1,620 1,543,974
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.07%), 8.38% ........... 2,717 2,697,872
Corp. Inmobiliaria Vesta SAB de CV,
3.63%
,
05/13/31
(b)
........... 273 235,976
FIEMEX Energia - Banco Actinver
SA Institucion de Banca Multiple,
7.25%
,
01/31/41
(c)
........... 14,107 13,888,200
Food Service Project SA, 5.50%
,
01/21/27
(b)
................ EUR 4,105 4,294,686
Grupo Aeromexico SAB de CV, 8.25%
,
11/15/29
(b)
................ USD 495 488,659
Grupo Posadas SAB de CV, 7.00%
,
12/30/27
(b)(g)
............... 11,694 10,547,590
Trust Fibra Uno, 5.25%
,
01/30/26
(b)
.. 567 565,407
34,262,364
Netherlands — 0.8%
ABN AMRO Bank NV
(b)
(5-Year EUR Swap Annual +
4.67%), 4.38%
(a)(o)
......... EUR 14,000 14,448,562
4.38%, 10/20/28 ............ 31,900 34,639,621
3.00%, 06/01/32 ............ 19,000 19,229,153
Boels Topholding BV
(b)
6.25%, 02/15/29 ............ 3,652 3,960,230
5.75%, 05/15/30 ............ 8,780 9,491,522
Cooperatieve Rabobank UA
(a)(b)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(o)
.......... 5,800 5,925,321
(GUKG1 + 1.05%), 1.88%, 07/12/28 GBP 3,300 3,845,617
IMCD NV
(b)
2.13%, 03/31/27 ............ EUR 6,945 7,013,086
4.88%, 09/18/28 ............ 22,370 24,311,747
3.63%, 04/30/30 ............ 22,000 22,797,770
Security
Par (000)
Par (000) Value
Netherlands (continued)
ING Groep NV
(5-Year USD Swap Semi + 4.45%),
6.50%
(a)(o)
............... USD 800 $ 799,988
3.00%, 02/18/26
(b)
........... GBP 3,300 4,041,291
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.34%), 5.75%
(a)(o)
......... USD 11,800 11,644,364
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(a)(o)
......... 11,690 10,618,302
(5-Year EUR Swap Annual +
1.35%), 2.00%, 03/22/30
(a)(b)
.. EUR 8,400 8,673,923
(3-mo. EURIBOR + 1.15%), 3.38%,
11/19/32
(a)(b)
............. 400 412,639
(3-mo. EURIBOR + 2.15%), 5.25%,
11/14/33
(a)(b)
............. 5,000 5,788,951
(USISSO05 + 4.08%), 7.25%
(a)(b)(o)
USD 6,250 6,267,162
(3-mo. EURIBOR + 1.30%), 3.75%,
09/03/35
(a)(b)
............. EUR 3,600 3,756,566
Louis Dreyfus Co. Finance BV, 2.38%
,
11/27/25
(b)
................ 3,992 4,119,855
Nobian Finance BV, 3.63%
,
07/15/26
(b)
3,323 3,407,708
Q-Park Holding I BV
(b)
2.00%, 03/01/27 ............ 2,488 2,520,496
5.13%, 03/01/29 ............ 3,678 3,929,890
5.13%, 02/15/30 ............ 7,593 8,078,042
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(c)
USD 4,000 3,628,240
Trivium Packaging Finance BV
3.75%, 08/15/26
(b)
........... EUR 1,106 1,135,855
5.50%, 08/15/26
(c)
........... USD 4,128 4,068,887
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 6.77%, 08/15/26
(a)(b)
.. EUR 1,483 1,537,855
8.50%, 08/15/27
(c)
........... USD 2,231 2,227,573
Viterra Finance BV
(b)
0.38%, 09/24/25 ............ EUR 13,300 13,498,031
1.00%, 09/24/28 ............ 15,796 15,108,903
VZ Secured Financing BV
3.50%, 01/15/32
(b)
........... 1,500 1,437,699
5.00%, 01/15/32
(c)
........... USD 11,370 10,056,285
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(b)
................ EUR 5,001 4,743,142
Ziggo Bond Co. BV, 6.13%
,
11/15/32
(b)
13,738 14,301,660
Ziggo BV
2.88%, 01/15/30
(b)
........... 5,250 5,091,527
4.88%, 01/15/30
(c)
........... USD 3,547 3,259,140
299,816,603
Nigeria — 0.0%
IHS Holding Ltd.
(c)
6.25%, 11/29/28 ............ 10,980 10,389,825
7.88%, 05/29/30 ............ 2,275 2,243,013
12,632,838
Norway — 0.0%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(a)(b)
............... EUR 10,387 11,874,260
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(b)
....... USD 412 359,362
Peru — 0.0%
Intercorp Peru Ltd., 3.88%
,
08/15/29
(c)
1,911 1,723,856
Pluspetrol Camisea SA, 6.24%
,
07/03/36
(c)
................ 2,716 2,727,950

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
Volcan Cia Minera SAA
8.75%, 01/24/30
(c)
........... USD 3,804 $ 3,620,990
8.75%, 01/24/30
(b)
........... 506 481,656
8,554,452
Philippines — 0.3%
(b)
ACEN Finance Ltd., 4.00%
(o)
...... 9,308 6,050,200
Globe Telecom, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(a)
(o)
...................... 11,000 10,693,650
Manila Water Co., Inc., 4.38%
,
07/30/30 2,473 2,351,477
Petron Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 7.57%), 5.95%
(a)(o)
.... 18,017 17,890,881
Philippine National Bank, 4.85%
,
10/23/29 ................. 12,925 12,620,875
Rizal Commercial Banking Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.24%), 6.50%
(a)(o)
......... 14,000 13,947,500
5.50%, 01/18/29 ............ 4,995 5,041,453
San Miguel Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 10.24%), 5.50%
(a)(o)
... 8,111 8,009,612
San Miguel Global Power Holdings
Corp.
(a)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 11,000 11,409,090
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 17,650 17,870,625
Security Bank Corp., 5.50%
,
05/14/29 10,000 10,099,200
SMIC SG Holdings Pte. Ltd., 5.38%
,
07/24/29 ................. 3,871 3,851,645
VLL International, Inc., 9.38%
,
07/29/29 4,260 4,238,700
124,074,908
Portugal — 0.3%
(b)
Banco Espirito Santo SA
(e)(f)
2.63%, 05/08/17 ............ EUR 6,100 1,769,232
4.75%, 01/15/22 ............ 15,500 4,495,589
4.00%, 01/21/25 ............ 19,000 5,510,722
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54 .... 4,800 5,083,952
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54 .... 7,000 7,381,250
(5-Year EUR Swap Annual +
1.84%), 1.70%, 07/20/80 .... 33,700 34,398,067
(5-Year EUR Swap Annual +
2.38%), 1.88%, 08/02/81 .... 25,500 25,757,386
Series NC5., (5-Year EUR Swap
Annual + 1.89%), 1.50%,
03/14/82 ............... 18,300 18,095,526
102,491,724
Qatar — 0.0%
QNB Finance Ltd., 2.63%
,
05/12/25
(b)
USD 617 610,596
Saudi Arabia — 0.1%
EIG Pearl Holdings SARL
(c)
3.55%, 08/31/36 ............ 2,224 1,904,995
4.39%, 11/30/46 ............ 2,474 1,921,234
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
Riyad T1 Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50%
(a)
(b)(o)
..................... USD 15,000 $ 14,709,000
Saudi Electricity Sukuk Programme
Co.
(b)
4.94%, 02/13/29 ............ 280 279,034
5.68%, 04/11/53 ............ 559 541,006
19,355,269
Singapore — 0.2%
Continuum Energy Pte. Ltd., 12.85%
,
(12.85% Cash or 7.85% PIK),
09/11/27
(c)(d)(q)
.............. 7,147 7,423,952
DBS Bank Ltd., 3.21%
,
08/19/26
(b)
.. EUR 21,840 22,853,718
DBS Group Holdings Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.92%), 3.30%
(a)
(b)(o)
..................... USD 9,332 9,280,674
Oversea-Chinese Banking Corp. Ltd.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.58%), 1.83%
,
09/10/30
(a)(b)
.... 8,000 7,819,920
Puma International Financing SA,
7.75%
,
04/25/29
(b)
........... 15,322 15,518,888
ST Engineering RHQ Ltd., 1.50%
,
04/29/25
(b)
................ 10,000 9,890,000
Straits Trading Co. Ltd., 3.25%
,
02/13/28
(b)(p)
............... SGD 6,000 4,283,674
Trafigura Group Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 6.92%), 5.88%
(a)
(b)(o)
..................... USD 1,300 1,230,996
United Overseas Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.23%), 2.00%
,
10/14/31
(a)(b)
............... 8,000 7,578,640
85,880,462
Slovenia — 0.1%
(b)
Summer BidCo BV, 10.00%
,
(10.00%
Cash or 10.75% PIK), 02/15/29
(q)
. EUR 794 826,911
United Group BV
4.00%, 11/15/27 ............ 4,978 5,094,120
4.63%, 08/15/28 ............ 2,108 2,164,465
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 7.27%, 02/01/29
(a)
... 2,784 2,891,376
6.75%, 02/15/31 ............ 562 601,335
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.27%, 02/15/31
(a)
... 5,618 5,812,131
6.50%, 10/31/31 ............ 3,496 3,687,874
21,078,212
South Africa — 0.1%
Anglo American Capital plc
(b)
4.50%, 09/15/28 ............ 3,360 3,644,212
5.00%, 03/15/31 ............ 20,030 22,401,282
4.13%, 03/15/32 ............ 8,767 9,366,904
4.75%, 09/21/32 ............ 10,726 11,858,932
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 697 667,594
6.50%, 09/27/28 ............ 1,530 1,469,274
Stillwater Mining Co.
(b)
4.00%, 11/16/26 ............ 297 280,665
4.50%, 11/16/29 ............ 284 238,560

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa (continued)
Transnet SOC Ltd., 8.25%
,
02/06/28
(b)
USD 506 $ 515,963
50,443,386
South Korea — 0.3%
Hanwha Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
3.38%
,
02/04/32
(a)(b)
.......... 9,000 8,637,030
Hyundai Assan Otomotiv Sanayi ve
Ticaret A/S, 1.63%
,
07/12/26
(b)
... 1,260 1,193,951
Hyundai Card Co. Ltd., 5.75%
,
04/24/29
(b)
................ 9,557 9,651,232
KB Capital Co. Ltd., 1.50%
,
10/28/25
(b)
7,427 7,199,548
KB Kookmin Card Co. Ltd., 4.00%
,
06/09/25
(b)
................ 10,000 9,946,400
KEB Hana Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.41%), 3.50%
(a)(b)(o)
... 4,000 3,852,520
KODIT Global Co., Ltd., 3.62%
,
05/27/25
(b)
................ 8,698 8,650,248
Korea East-West Power Co. Ltd.
(b)
1.75%, 05/06/25 ............ 8,862 8,764,695
3.60%, 05/06/25 ............ 5,405 5,378,245
Korea Western Power Co. Ltd., 4.13%
,
06/28/25
(b)
................ 1,163 1,157,605
Korean Air Lines Co. Ltd., 4.75%
,
09/23/25
(b)
................ 500 498,385
KT Corp., 4.00%
,
08/08/25
(b)
...... 7,326 7,275,634
LG Electronics, Inc.
5.63%, 04/24/27
(c)
........... 4,283 4,331,441
5.63%, 04/24/27
(b)
........... 469 474,304
5.63%, 04/24/29
(c)
........... 1,296 1,311,397
LOTTE Property & Development Co.
Ltd., 4.50%
,
08/01/25
(b)
........ 1,845 1,836,107
NongHyup Bank, (1-day SOFR +
0.80%), 5.15%
,
07/22/27
(a)(b)
.... 4,840 4,845,856
POSCO, 5.75%
,
01/17/28
(c)
....... 1,427 1,449,547
Shinhan Bank Co. Ltd.
(b)
3.88%, 03/24/26 ............ 10,000 9,836,000
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.97%), 5.39%, 11/26/29
(a)
... AUD 8,960 5,550,672
Shinhan Card Co. Ltd., 5.05%
,
10/22/27
(b)
................ 9,600 5,936,988
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a)(b)(o)
................ USD 1,229 1,178,304
SK Battery America, Inc., 2.13%
,
01/26/26
(b)
................ 472 453,403
SK Hynix, Inc.
(b)
6.25%, 01/17/26 ............ 383 387,378
5.50%, 01/16/27 ............ 2,500 2,518,775
5.50%, 01/16/29 ............ 4,000 4,021,320
Tongyang Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.98%),
5.25%
(a)(b)(o)
................ 10,000 9,919,500
Woori Card Co. Ltd., 1.75%
,
03/23/26
(b)
5,476 5,240,094
131,496,579
Security
Par (000)
Par (000) Value
Spain — 1.3%
Abanca Corp. Bancaria SA, (5-Year
EURIBOR ICE Swap Rate + 2.45%),
4.63%
,
12/11/36
(a)(b)
.......... EUR 2,600 $ 2,695,367
Abertis Infraestructuras Finance BV,
(5-Year EUR Swap Annual + 3.69%),
3.25%
(a)(b)(o)
................ 2,000 2,057,677
Banco Bilbao Vizcaya Argentaria SA
(a)(b)
(3-mo. EURIBOR + 0.67%), 4.13%,
05/10/26 ............... 6,400 6,654,208
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(o)
.......... 3,000 3,414,420
(5-Year EUR Swap Annual +
4.27%), 6.88%
(o)
.......... 3,800 4,131,565
Banco de Credito Social Cooperativo
SA
(a)(b)
(1-Year EUR Swap Annual +
2.15%), 1.75%, 03/09/28 .... 4,200 4,228,079
(1-Year EURIBOR ICE Swap Rate +
4.27%), 7.50%, 09/14/29 .... 2,000 2,370,139
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.13%, 09/03/30 .... 2,800 2,978,997
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual +
5.17%), 5.00%
(o)
.......... 1,200 1,221,267
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 3,500 3,623,231
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 4,400 4,512,163
(5-Year EUR Swap Annual +
3.15%), 6.00%, 08/16/33 .... 3,900 4,301,595
Banco Santander SA
(b)
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26
(a)
... 32,900 34,247,136
(GUKG1 + 1.80%), 3.13%,
10/06/26
(a)
.............. GBP 11,200 13,808,956
0.50%, 02/04/27 ............ EUR 3,600 3,552,728
(1-Year EUR Swap Annual +
1.25%), 4.63%, 10/18/27
(a)
... 29,500 31,424,188
3.13%, 05/28/29 ............ 10,300 10,877,476
3.75%, 01/09/34 ............ 10,600 11,296,783
Bankinter SA
(a)(b)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(o)
.......... 7,200 7,542,419
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(o)
.......... 1,000 1,098,027
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00%, 06/25/34 .... 4,400 4,719,394
CaixaBank SA
(a)(b)
(5-Year EUR Swap Annual +
4.50%), 5.25%
(o)
.......... 17,800 18,507,273
(5-Year EUR Swap Annual +
6.35%), 5.88%
(o)
.......... 7,800 8,301,820
(5-Year EUR Swap Annual +
1.68%), 2.25%, 04/17/30 .... 11,300 11,655,182
Cellnex Finance Co. SA, 2.00%
,
02/15/33
(b)
................ 2,800 2,580,004
Cellnex Telecom SA
(b)(p)
2.13%, 08/11/30 ............ 10,600 11,525,208
0.75%, 11/20/31 ............ 23,300 21,215,808
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 ........... 257 281,342
(3-mo. EURIBOR + 4.50%), 7.56%,
07/31/28
(a)
.............. 5,988 6,278,342
7.88%, 07/31/28 ............ 3,507 3,841,760
6.50%, 03/15/29 ............ 3,078 3,367,232
Deutsche Bank SA, 3.63%
,
11/23/26
(b)
39,400 41,651,840

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Grifols SA, 7.13%
,
05/01/30
(b)
..... EUR 10,616 $ 11,301,024
Iberdrola Finanzas SA, (5-Year EUR
Swap Annual + 1.68%), 1.58%
(a)(b)(o)
16,500 16,103,122
Iberdrola International BV, Series NC5,
(5-Year EUR Swap Annual + 2.32%),
1.87%
(a)(b)(o)
................ 13,400 13,590,012
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(b)
................ 1,673 1,765,096
Lorca Telecom Bondco SA
(b)
4.00%, 09/18/27 ............ 6,173 6,394,302
5.75%, 04/30/29 ............ 1,299 1,416,172
Natra SA, (6-mo. EURIBOR at 0.00%
Floor + 6.75%), 9.75%
,
10/13/29
(a)(d)
21,501 22,271,914
Naturgy Finance Iberia SA, (5-Year
EUR Swap Annual + 2.44%),
2.37%
(a)(b)(o)
................ 6,200 6,237,630
Repsol Europe Finance SARL
3.63%, 09/05/34
(b)
........... 18,800 19,431,494
Repsol International Finance BV, (5-
Year EUR Swap Annual + 2.77%),
2.50%
(a)(b)(o)
................ 40,425 40,842,623
Telefonica Emisiones SA, 5.38%
,
02/02/26
(b)
................ GBP 26,723 33,572,417
Telefonica Europe BV
(a)(b)(o)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... EUR 24,200 25,164,481
(8-Year EUR Swap Annual +
3.07%), 2.88% ........... 11,800 11,944,418
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 9,900 11,070,950
(EUAMDB08 + 3.62%), 6.75% .. 400 464,579
(EUAMDB08 + 3.12%), 5.75% .. 10,200 11,305,098
522,836,958
Sweden — 0.3%
Balder Finland OYJ, 1.00%
,
01/20/29
(b)
4,323 4,028,198
Fastighets AB Balder, 1.13%
,
01/29/27
(b)
................ 999 992,387
Heimstaden Bostad AB, (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a)(b)(o)
10,577 10,146,797
Heimstaden Bostad Treasury BV
(b)
0.63%, 07/24/25 ............ 800 815,323
1.38%, 03/03/27 ............ 5,916 5,859,102
1.00%, 04/13/28 ............ 2,600 2,457,360
Intrum AB
(b)(e)(f)
3.50%, 07/15/26 ............ 1,239 925,986
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
5.85%, 09/09/26
(a)
......... SEK 6,000 394,826
3.00%, 09/15/27 ............ EUR 14,938 11,164,150
9.25%, 03/15/28 ............ 1,440 1,080,682
Skandinaviska Enskilda Banken AB,
(3-mo. EURIBOR + 0.38%), 3.44%
,
05/03/27
(a)(b)
............... 18,640 19,342,265
Stena International SA
(c)
7.25%, 01/15/31 ............ USD 16,795 17,136,829
7.63%, 02/15/31 ............ 6,700 6,969,869
Svenska Handelsbanken AB, (3-mo.
EURIBOR + 0.45%), 3.33%
,
03/08/27
(a)(b)
............... EUR 24,700 25,666,626
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(a)(b)
.......... GBP 3,266 3,829,318
Verisure Holding AB
(b)
3.88%, 07/15/26 ............ EUR 5,079 5,241,353
Security
Par (000)
Par (000) Value
Sweden (continued)
9.25%, 10/15/27 ............ EUR 984 $ 1,068,966
117,120,037
Switzerland — 0.7%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(a)
(b)(o)
..................... USD 13,101 12,973,042
Julius Baer Group Ltd., (5-Year EUR
Swap Annual + 3.85%), 6.63%
(a)(b)(o)
EUR 6,280 6,635,241
Lonza Finance International NV
3.50%, 09/04/34
(b)
........... 14,093 14,614,993
Swisscom Finance BV, 3.88%
,
05/29/44
(b)
................ 12,376 13,088,893
UBS AG
7.95%, 01/09/25 ............ USD 10,000 10,004,742
3.70%, 02/21/25 ............ 23,000 22,953,975
(3-mo. EURIBOR at 0.00% Floor +
0.35%), 3.53%, 04/12/26
(a)(b)
.. EUR 25,100 26,018,295
5.50%, 08/20/26
(b)
........... 1,891 2,039,741
7.50%, 02/15/28 ............ USD 700 749,640
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(a)(b)(o)
.............. 8,900 8,904,183
(5-Year USD Swap Semi + 4.59%),
6.88%
(a)(b)(o)
.............. 10,529 10,544,583
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26
(a)(c)
.. 5,982 5,968,139
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(a)(b)(o)
........ 2,302 2,206,613
(1-day SOFR + 2.04%), 2.19%,
06/05/26
(a)(c)
............. 14,516 14,343,108
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(a)(b)(o)
........ 7,974 7,812,526
(1-Year EUR Swap Annual +
1.60%), 2.13%, 10/13/26
(a)(b)
.. EUR 37,600 38,702,198
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(c)(o)
........ USD 1,833 1,745,776
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(b)(o)
........ 2,275 2,166,743
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75%, 05/12/28
(a)(c)
.. 200 198,751
(GUKG1 + 2.23%), 2.25%,
06/09/28
(a)(b)
............. GBP 1,258 1,468,437
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)(c)(o)
........ USD 700 756,750
(USISSO05 + 3.63%), 6.85%
(a)(c)(o)
12,400 12,264,545
0.63%, 01/18/33
(b)
........... EUR 10,000 8,349,800
(USISSO01 + 1.86%), 5.38%,
09/06/45
(a)(c)
............. USD 6,197 5,902,250
UBS Switzerland AG
(b)
2.58%, 09/23/27 ............ EUR 44,030 45,663,023
3.30%, 03/05/29 ............ 16,150 17,114,832
VistaJet Malta Finance plc
(c)
9.50%, 06/01/28 ............ USD 2,150 2,163,504
6.38%, 02/01/30 ............ 2,954 2,581,276
297,935,599

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(a)(b)(o)
........ USD 10,000 $ 9,880,000
5.30%, 09/21/28
(c)
........... 4,119 4,133,993
5.50%, 09/21/33
(c)
........... 3,689 3,685,901
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(a)(b)
.. 8,577 7,775,651
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(a)(b)
............... 3,000 2,870,580
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(a)
(b)(o)
..................... 11,980 11,635,575
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(a)
(b)(o)
..................... 5,300 5,089,537
Muangthai Capital PCL, 6.88%
,
09/30/28
(b)
................ 2,700 2,719,406
47,790,643
Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 07/23/29
(c)
........... 2,004 2,035,312
8.38%, 07/23/29
(b)
........... 273 277,266
Sisecam UK plc, 8.25%
,
05/02/29
(b)
. 505 505,980
Turk Telekomunikasyon A/S, 7.38%
,
05/20/29
(b)
................ 416 422,502
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(c)
................ 3,211 3,024,845
6,265,905
Ukraine — 0.1%
MHP Lux SA, 6.25%
,
09/19/29
(b)
.... 7,468 6,235,780
NAK Naftogaz Ukraine
(q)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(b)
.............. EUR 26,665 21,267,988
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(b)
.............. USD 815 603,068
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(c)
.............. 14,271 10,560,603
VF Ukraine PAT, 6.20%
,
02/11/25
(b)
.. 3,308 3,092,980
41,760,419
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a)(b)(o)
................ 993 1,058,319
Abu Dhabi Developmental Holding Co.
PJSC, 5.25%
,
10/02/54
(c)
...... 2,743 2,524,417
Adnoc Murban Rsc Ltd., 5.13%
,
09/11/54
(c)
................. 2,841 2,564,883
Alpha Star Holding VIII Ltd., 8.38%
,
04/12/27
(b)
................ 7,000 7,253,750
DAE Funding LLC, 2.63%
,
03/20/25
(b)
3,914 3,873,020
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(a)(b)(o)
... 3,726 3,707,370
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(a)
(b)(o)
..................... USD 1,517 $ 1,510,447
Magellan Capital Holdings plc, (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38%
,
07/08/29
(a)(b)
.......... 7,623 7,853,596
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(c)
................. 1,797 1,684,059
32,029,861
United Kingdom — 3.5%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$5,129,540), 15.00%
,
(15.00% Cash
or 15.00% PIK), 06/19/26
(d)(l)(p)(q)
.. GBP 4,125 5,603,189
Amber Finco plc, 6.63%
,
07/15/29
(b)
. EUR 8,059 8,819,572
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(b)
14,690 15,692,613
Ashtead Capital, Inc., 4.25%
,
11/01/29
(c)
USD 900 852,913
Avianca Midco 2 plc, 9.00%
,
12/01/28
(c)
7,118 6,931,098
Babcock International Group plc
(b)
1.88%, 10/05/26 ............ GBP 9,600 11,370,337
1.38%, 09/13/27 ............ EUR 2,000 1,979,095
Barclays Bank plc, 6.28%
(a)(o)
...... USD 5,100 5,342,250
Barclays plc
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(a)(o)
............... GBP 2,500 3,133,662
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.02%),
6.38%
(a)(b)(o)
.............. 21,600 27,014,972
3.00%, 05/08/26
(b)
........... 3,266 3,980,584
3.25%, 02/12/27
(b)
........... 3,266 3,942,649
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(a)(b)(o)
.............. 2,850 3,710,632
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(a)(o)
......... USD 1,754 1,577,434
(3-mo. EURIBOR + 0.80%), 3.85%,
05/08/28
(a)(b)
............. EUR 27,143 28,219,769
4.84%, 05/09/28 ............ USD 200 196,484
(SDSOA5 + 2.79%), 5.40%
(a)(b)(o)
. SGD 5,500 4,025,373
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75%, 11/22/30
(a)(b)
........ GBP 10,200 12,547,193
(5-Year EUR Swap Annual +
1.55%), 1.13%, 03/22/31
(a)(b)
.. EUR 8,900 8,984,495
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(a)(b)
........ GBP 4,000 5,359,134
(1-Year EUR Swap Annual +
2.55%), 5.26%, 01/29/34
(a)(b)
.. EUR 18,374 21,041,610
(1-Year EURIBOR ICE Swap Rate +
1.55%), 4.35%, 05/08/35
(a)(b)
.. 10,300 11,104,534
(1-Year EURIBOR ICE Swap Rate +
1.55%), 3.94%, 01/31/36
(a)(b)
.. 741 769,775
(5-Year EURIBOR ICE Swap Rate +
2.10%), 4.97%, 05/31/36
(a)(b)
.. 15,850 17,112,516
BAT Capital Corp., 5.65%
,
03/16/52 . USD 15,384 14,082,699
BCP V Modular Services Finance II
plc
(b)
4.75%, 11/30/28 ............ EUR 2,888 2,932,003
6.13%, 11/30/28 ............ GBP 6,198 7,487,779

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Bellis Acquisition Co. plc, 8.13%
,
05/14/30
(b)
................ GBP 17,555 $ 21,256,717
Bellis Finco plc, 4.00%
,
02/16/27
(b)
.. 2,489 2,936,810
Belron UK Finance plc, 4.63%
,
10/15/29
(b)
................ EUR 9,679 10,266,616
BG Energy Capital plc, 5.13%
,
12/01/25
(b)
................ GBP 5,989 7,504,047
Boparan Finance plc, 9.38%
,
11/07/29
(b)
2,197 2,659,110
Bracken MidCo1 plc, 6.75%
,
(6.75%
Cash or 7.50% PIK), 11/01/27
(b)(q)
. 6,861 8,411,264
British Telecommunications plc
(a)
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(b)
... EUR 49,015 50,074,070
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(c)
... USD 1,200 1,158,681
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(b)
... 21,800 21,049,376
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(c)
... 3,600 3,270,370
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)
......... GBP 21,425 28,632,440
California Buyer Ltd., 5.63%
,
02/15/32
(b)
EUR 9,099 9,814,200
CD&R Firefly Bidco plc
(b)
8.63%, 04/30/29 ............ GBP 10,053 13,120,228
Series JAN, 8.63%, 04/30/29 .... 8,766 11,440,557
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(a)(b)
.... 7,473 9,484,554
Channel Link Enterprises Finance
plc
(a)(b)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... EUR 4,400 4,380,754
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,422,100
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(b)
........ 11,121 10,038,342
Connect Finco SARL, 9.00%
,
09/15/29
(c)
................ USD 7,947 7,238,162
CPUK Finance Ltd., 4.50%
,
08/28/27
(b)
GBP 3,205 3,814,475
Deuce Finco plc, 5.50%
,
06/15/27
(b)
. 2,070 2,532,089
EC Finance plc, 3.00%
,
10/15/26
(b)
.. EUR 3,651 3,602,249
Edge Finco plc, 8.13%
,
08/15/31
(b)
.. GBP 17,759 22,704,933
EnQuest plc, 11.63%
,
11/01/27
(c)
... USD 4,800 4,809,816
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(b)
................ GBP 5,935 7,307,431
Global Switch Finance BV, 1.38%
,
10/07/30
(b)
................ EUR 17,511 17,032,241
Heathrow Finance plc
(b)
5.75%, 03/03/25
(g)
........... GBP 1,486 1,857,542
3.88%, 03/01/27
(g)
........... 5,212 6,221,495
4.13%, 09/01/29
(g)
........... 1,956 2,241,310
6.63%, 03/01/31 ............ 11,724 14,750,662
HSBC Holdings plc
(a)
(1-day SOFR + 1.43%), 3.00%,
03/10/26 ............... USD 24,891 24,792,676
(1-day SOFR + 1.54%), 1.65%,
04/18/26 ............... 7,393 7,319,941
(3-mo. EURIBOR + 1.00%), 3.77%,
09/24/26
(b)
.............. EUR 17,200 17,907,805
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(b)
.............. GBP 35,500 $ 43,341,744
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(b)
.............. EUR 11,844 12,276,067
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 29,675 35,294,781
(5-Year EUR Swap Annual +
3.84%), 4.75%
(b)(o)
......... EUR 7,109 7,271,809
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.30%), 6.88%
(o)
.......... USD 25,000 24,885,810
(1-day SOFR at 0.00% Floor +
1.29%), 5.71%, 11/19/30 ..... 15,000 15,060,360
(1-day SOFR + 1.90%), 5.87%,
11/18/35 ............... 1,200 1,171,472
INEOS Quattro Finance 2 plc
(b)
8.50%, 03/15/29 ............ EUR 13,015 14,425,299
6.75%, 04/15/30 ............ 5,824 6,254,978
Informa plc
(b)
3.13%, 07/05/26 ............ GBP 24,147 29,348,980
3.63%, 10/23/34 ............ EUR 7,664 7,916,581
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(b)(e)(f)
(p)
...................... GBP 3,858 682,299
ITV plc, 1.38%
,
09/26/26
(b)
........ EUR 603 610,968
Jaguar Land Rover Automotive plc,
4.50%
,
10/01/27
(c)
........... USD 550 532,924
Jerrold Finco plc, 5.25%
,
01/15/27
(b)
. GBP 12,790 15,779,630
Lloyds Banking Group plc
(a)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)(o)
......... EUR 11,209 11,610,843
(GUKG1 + 1.30%), 1.88%,
01/15/26
(b)
.............. GBP 35,119 43,907,881
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.00%), 2.44%, 02/05/26 .... USD 2,965 2,957,722
Market Bidco Finco plc, 5.50%
,
11/04/27
(b)
................ GBP 8,725 10,431,300
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/05/25
(q)
................ 1,169 717,092
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 7.07%
,
06/15/36
(a)(b)
............... 2,225 2,330,202
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a)(o)
............... 8,138 9,730,981
3.62%, 11/20/28
(g)
........... 408 468,013
4.88%, 09/26/31 ............ EUR 11,046 11,473,717
Motability Operations Group plc, 3.63%
,
07/24/29
(b)
................ 24,599 26,027,170
Motion Finco SARL, 7.38%
,
06/15/30
(b)
6,277 6,613,495
Nationwide Building Society
(a)(b)
(3-mo. EURIBOR + 0.93%), 1.50%,
03/08/26 ............... 15,000 15,502,464
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(o)
................ GBP 5,100 6,185,168
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(o)
................ 7,975 10,010,110
(3-mo. EURIBOR + 1.15%), 3.83%,
07/24/32 ............... EUR 16,730 17,740,781

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
NatWest Group plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(o)
.......... USD 3,300 $ 3,282,179
(3-mo. EURIBOR + 1.08%), 1.75%,
03/02/26
(b)
.............. EUR 22,598 23,357,062
(BPSW1 + 1.49%), 2.88%,
09/19/26
(b)
.............. GBP 13,408 16,500,424
(BPSW1 + 2.01%), 3.13%,
03/28/27
(b)
.............. 3,266 3,991,313
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.99%),
5.13%
(o)
................ 6,150 7,344,484
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.55%),
3.62%, 08/14/30
(b)
......... 12,000 14,891,921
(3-mo. EURIBOR + 1.22%), 3.58%,
09/12/32
(b)
.............. EUR 17,148 17,920,631
(5-Year EUR Swap Annual +
1.27%), 1.04%, 09/14/32
(b)
... 10,491 10,209,425
NIE Finance plc, 2.50%
,
10/27/25
(b)
. GBP 4,800 5,883,103
Phoenix Group Holdings plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.19%),
8.50%
(a)(b)(o)
................ USD 4,700 4,866,112
Pinewood Finco plc
6.00%, 03/27/30
(b)
........... GBP 20,101 24,985,170
Pinnacle Bidco plc, 10.00%
,
10/11/28
(b)
8,709 11,569,983
Premier Foods Finance plc, 3.50%
,
10/15/26
(b)
................ 6,048 7,391,668
Rolls-Royce plc
3.63%, 10/14/25
(c)
........... USD 9,694 9,502,893
5.75%, 10/15/27
(c)
........... 275 279,233
5.75%, 10/15/27
(b)
........... GBP 8,700 11,047,933
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(b)
........... 3,266 4,030,609
SCC Power plc
(c)(q)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 21,341 13,017,855
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 11,655 2,290,267
SP Distribution plc, 5.88%
,
07/17/26
(b)
GBP 4,200 5,328,563
Standard Chartered plc
(a)(b)
(1-Year EURIBOR ICE Swap Rate +
1.00%), 0.90%, 07/02/27 .... EUR 3,171 3,192,709
(1-Year EURIBOR ICE Swap Rate +
0.88%), 1.63%, 10/03/27 .... 12,198 12,363,867
(1-Year EUR Swap Annual +
0.90%), 0.85%, 01/27/28 .... 3,223 3,196,890
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.57%), 7.88%
(o)
.......... USD 8,000 8,330,000
Stonegate Pub Co. Financing 2019
plc
(b)
(3-mo. EURIBOR + 6.63%), 9.65%,
07/31/29
(a)
.............. EUR 1,892 2,028,422
10.75%, 07/31/29 ........... GBP 1,825 2,379,762
Synthomer plc, 3.88%
,
07/01/25
(b)
... EUR 768 792,255
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(b)
................ GBP 2,742 3,796,899
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(b)
................ 6,254 7,676,104
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(b)
................ 2,975 3,662,102
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(b)(e)(f)
......... GBP 4,273 $ 134,347
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(b)
........... 27,434 27,647,200
TSB Bank plc, 3.32%
,
03/05/29
(b)
... EUR 11,130 11,819,196
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
........... GBP 400 465,707
5.50%, 05/15/29
(c)
........... USD 4,906 4,601,559
4.25%, 01/15/30
(b)
........... GBP 2,425 2,663,965
4.50%, 08/15/30
(c)
........... USD 200 172,737
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(b)
....... GBP 2,460 2,870,564
Virgin Money UK plc, (1-Year EURIBOR
ICE Swap Rate + 1.20%), 4.00%
,
03/18/28
(a)(b)
............... EUR 3,480 3,676,493
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
........... GBP 14,172 15,790,315
3.25%, 01/31/31
(b)
........... EUR 7,736 7,508,367
4.25%, 01/31/31
(c)
........... USD 3,036 2,590,909
4.50%, 07/15/31
(b)
........... GBP 11,259 12,016,109
4.75%, 07/15/31
(c)
........... USD 875 752,218
5.63%, 04/15/32
(b)
........... EUR 1,666 1,758,184
7.75%, 04/15/32
(c)
........... USD 4,218 4,251,183
Vodafone Group plc
(a)
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)
... EUR 2,310 2,437,679
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)
......... GBP 15,008 18,658,874
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)
......... 1,500 1,864,893
Series NC6, (5-Year EUR Swap
Annual + 3.00%), 2.63%,
08/27/80
(b)
.............. EUR 3,212 3,284,706
(5-Year EUR Swap Annual +
3.00%), 2.63%, 08/27/80
(b)
... 2,845 2,909,398
Series 60NC10, (5-Year EUR
Swap Annual + 3.48%), 3.00%,
08/27/80
(b)
.............. 9,005 8,803,083
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 1,046 925,906
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(b)
......... GBP 3,552 4,818,075
Zegona Finance plc
6.75%, 07/15/29
(b)
........... EUR 13,027 14,358,984
8.63%, 07/15/29
(c)
........... USD 4,571 4,845,411
1,394,163,968
United States — 13.6%
Adient Global Holdings Ltd.
(c)
4.88%, 08/15/26 ............ 250 246,315
8.25%, 04/15/31 ............ 5,639 5,750,224
ADT Security Corp. (The), 4.13%
,
08/01/29
(c)
................ 450 413,742
AES Corp. (The), (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60%
,
01/15/55
(a)
................ 2,663 2,735,207
Affinity Interactive, 6.88%
,
12/15/27
(c)
3,515 2,638,361
Affirm Holdings, Inc., 0.75%
,
12/15/29
(c)
(p)
...................... 4,665 4,472,414

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Air Lease Corp., Series D, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.56%), 6.00%
(a)
(o)
...................... USD 5,937 $ 5,750,112
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ............ 575 560,957
4.63%, 01/15/27 ............ 588 575,660
5.88%, 02/15/28 ............ 300 298,762
6.50%, 02/15/28 ............ 500 506,579
3.50%, 03/15/29 ............ 3,790 3,449,508
4.88%, 02/15/30 ............ 435 414,481
Alexander Funding Trust II, 7.47%
,
07/31/28
(c)
................ 18,297 19,316,138
Allegiant Travel Co., 7.25%
,
08/15/27
(c)
4,805 4,829,282
Allegion US Holding Co., Inc., 3.55%
,
10/01/27 ................. 100 96,433
Allied Universal Holdco LLC
9.75%, 07/15/27
(c)
........... 3,283 3,305,475
3.63%, 06/01/28
(b)
........... EUR 9,641 9,603,693
4.88%, 06/01/28
(b)
........... GBP 11,356 13,163,697
7.88%, 02/15/31
(c)
........... USD 11,950 12,213,919
Allison Transmission, Inc.
(c)
4.75%, 10/01/27 ............ 325 314,943
3.75%, 01/30/31 ............ 175 154,831
Ally Financial, Inc.
5.75%, 11/20/25 ............ 6,638 6,672,231
(SOFR Index + 1.73%), 5.54%,
01/17/31
(a)
.............. 3,844 3,789,775
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
... 5,985 5,798,461
Altria Group, Inc., 6.20%
,
02/14/59 .. 300 293,210
Amazon.com, Inc.
2.50%, 06/03/50 ............ 15,910 9,491,895
3.10%, 05/12/51 ............ 17,835 12,021,442
Ambac Assurance Corp., 5.10%
(c)(o)
.. 1,407 1,942,233
AMC Networks, Inc.
10.25%, 01/15/29
(c)
.......... 5,477 5,815,358
4.25%, 02/15/29 ............ 10,878 8,538,893
4.25%, 02/15/29
(c)(p)
.......... 4,356 4,437,675
American Airlines Pass-Through Trust,
Series 2017-2, Class A, 3.50%
,
06/15/26
(d)
................ 25,925 25,181,147
American Airlines, Inc.
(c)
5.50%, 04/20/26 ............ 422 420,636
7.25%, 02/15/28 ............ 642 658,068
5.75%, 04/20/29 ............ 4,124 4,089,718
8.50%, 05/15/29 ............ 1,197 1,256,771
American Axle & Manufacturing, Inc.,
5.00%
,
10/01/29 ............ 5,798 5,294,572
American Tower Corp.
4.13%, 05/16/27 ............ EUR 4,706 4,999,333
0.50%, 01/15/28 ............ 7,900 7,614,187
Amgen, Inc.
5.50%, 12/07/26
(b)
........... GBP 3,278 4,153,342
5.65%, 03/02/53 ............ USD 48,075 46,285,036
Amkor Technology, Inc., 6.63%
,
09/15/27
(c)
................ 10,550 10,546,608
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ............ 250 248,835
5.38%, 06/15/29 ............ 475 462,566
6.63%, 02/01/32 ............ 2,050 2,064,930
AP Grange Holdings LLC, (Acquired
06/21/24, cost $14,801,000), 6.50%
,
03/20/45
(d)(l)
................ 14,801 14,912,008
Security
Par (000)
Par (000) Value
United States (continued)
Apple, Inc., 2.65%
,
05/11/50 ...... USD 24,900 $ 15,469,344
Archrock Partners LP, 6.25%
,
04/01/28
(c)
................ 575 571,935
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
........... EUR 12,323 11,430,860
2.13%, 08/15/26
(b)
........... 2,492 2,310,405
4.13%, 08/15/26
(c)
........... USD 41,715 37,543,500
Ares Capital Corp.
4.25%, 03/01/25 ............ 3,469 3,461,700
3.88%, 01/15/26 ............ 3,695 3,652,744
2.15%, 07/15/26 ............ 8,761 8,376,588
7.00%, 01/15/27 ............ 6,049 6,269,803
5.88%, 03/01/29 ............ 13,000 13,110,064
Ares Strategic Income Fund, 5.70%
,
03/15/28
(c)
................ 23,495 23,491,713
Arthur J Gallagher & Co.
4.85%, 12/15/29 ............ 2,029 2,019,691
5.55%, 02/15/55 ............ 22,595 21,694,177
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ............ 300 287,550
4.63%, 11/15/29
(c)
........... 500 465,337
5.00%, 02/15/32
(c)
........... 2,050 1,870,040
Ascent Resources Utica Holdings LLC
(c)
8.25%, 12/31/28 ............ 375 382,811
5.88%, 06/30/29 ............ 600 584,323
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ............ 12,838 12,852,520
4.63%, 08/01/29 ............ 1,672 1,538,262
4.63%, 04/01/30 ............ 4,694 4,259,222
Associated Banc-Corp., (1-day SOFR +
3.03%), 6.46%
,
08/29/30
(a)
..... 12,235 12,478,538
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust, 6.09%
,
12/15/44
(c)(d)
............... 27,075 27,237,450
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 41,509 50,113,496
5.50%, 03/15/27
(b)
........... 17,150 21,713,685
3.55%, 09/15/55 ............ USD 28,715 19,313,285
ATI, Inc., 7.25%
,
08/15/30 ........ 6,246 6,422,787
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ............ 575 548,840
3.88%, 11/01/29 ............ 250 228,551
Avis Budget Car Rental LLC
(c)
5.75%, 07/15/27 ............ 683 667,511
4.75%, 04/01/28 ............ 983 919,101
5.38%, 03/01/29 ............ 4,445 4,157,640
8.00%, 02/15/31 ............ 2,834 2,899,987
Ball Corp.
6.88%, 03/15/28 ............ 2,900 2,966,075
6.00%, 06/15/29 ............ 250 251,812
2.88%, 08/15/30 ............ 175 149,758
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.07%),
3.37%, 01/23/26 .......... 8,228 8,220,247
(3-mo. CME Term SOFR + 0.90%),
2.02%, 02/13/26 .......... 30,810 30,706,994
(1-day SOFR + 1.15%), 1.32%,
06/19/26 ............... 18,000 17,706,086
(1-day SOFR + 1.74%), 5.52%,
10/25/35 ............... 76,044 74,349,775
Bath & Body Works, Inc.
7.50%, 06/15/29 ............ 200 206,103
6.63%, 10/01/30
(c)
........... 2,300 2,316,535
Bausch + Lomb Corp., 8.38%
,
10/01/28
(c)
................ 11,491 11,893,185

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. USD 8,623 $ 8,741,049
Becton Dickinson & Co.
0.03%, 08/13/25 ............ EUR 4,400 4,479,967
3.70%, 06/06/27 ............ USD 700 683,436
Belden, Inc.
(b)
3.38%, 07/15/27 ............ EUR 1,635 1,685,147
3.88%, 03/15/28 ............ 3,371 3,490,188
Big River Steel LLC, 6.63%
,
01/31/29
(c)
USD 2,654 2,651,275
Blackstone Private Credit Fund
4.70%, 03/24/25 ............ 2,182 2,178,713
5.60%, 11/22/29
(c)
........... 12,000 11,847,647
6.00%, 11/22/34
(c)
........... 19,445 18,972,238
Block, Inc.
0.13%, 03/01/25
(p)
........... 10,000 9,910,000
2.75%, 06/01/26 ............ 500 481,799
3.50%, 06/01/31 ............ 275 242,132
Blue Racer Midstream LLC, 7.25%
,
07/15/32
(c)
................ 4,997 5,133,589
Boeing Co. (The)
6.86%, 05/01/54 ............ 8,280 8,800,370
7.01%, 05/01/64 ............ 44,752 47,487,535
Booking Holdings, Inc.
3.75%, 11/21/37 ............ EUR 2,031 2,125,389
4.00%, 03/01/44 ............ 27,326 28,501,795
Boyd Gaming Corp.
4.75%, 12/01/27 ............ USD 375 362,548
4.75%, 06/15/31
(c)
........... 5,594 5,175,449
BP Capital Markets BV
3.36%, 09/12/31
(b)
........... EUR 23,263 24,129,389
BP Capital Markets plc, (5-Year EUR
Swap Annual + 3.52%), 3.25%
(a)(b)(o)
78,842 81,260,143
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(c)
................ USD 5,721 5,822,847
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$8,995,787) 20.00%, (20.00%
PIK), 01/30/28
(d)(l)(q)
......... 8,996 9,085,745
Buckeye Partners LP
4.13%, 03/01/25
(c)
........... 1,644 1,639,596
3.95%, 12/01/26 ............ 521 501,443
4.50%, 03/01/28
(c)
........... 400 379,529
Builders FirstSource, Inc., 6.38%
,
06/15/32
(c)
................ 1,025 1,019,048
Burford Capital Global Finance LLC
(c)
6.25%, 04/15/28 ............ 666 665,826
9.25%, 07/01/31 ............ 1,016 1,078,638
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 ............ 1,613 1,629,126
4.63%, 10/15/29 ............ 6,034 5,649,381
6.50%, 02/15/32 ............ 450 452,031
California Resources Corp., 8.25%
,
06/15/29
(c)
................ 4,771 4,838,022
Calpine Corp.
(c)
5.25%, 06/01/26 ............ 41 40,950
4.50%, 02/15/28 ............ 300 287,734
5.13%, 03/15/28 ............ 9,538 9,249,918
4.63%, 02/01/29 ............ 750 707,966
5.00%, 02/01/31 ............ 468 440,102
3.75%, 03/01/31 ............ 50 44,690
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(c)
......... 9,830 9,989,472
Cardinal Health, Inc.
4.70%, 11/15/26 ............ 3,000 2,994,250
5.00%, 11/15/29 ............ 1,800 1,788,782
Security
Par (000)
Par (000) Value
United States (continued)
Carlisle Cos., Inc., 3.75%
,
12/01/27 . USD 700 $ 681,476
Carnival plc, 1.00%
,
10/28/29 ..... EUR 6,000 5,496,634
CCO Holdings LLC
5.13%, 05/01/27
(c)
........... USD 800 786,096
5.38%, 06/01/29
(c)
........... 6,100 5,828,129
6.38%, 09/01/29
(c)
........... 6,058 6,006,213
4.75%, 03/01/30
(c)
........... 8,896 8,123,527
4.50%, 08/15/30
(c)
........... 7,165 6,431,275
4.25%, 02/01/31
(c)
........... 6,351 5,535,058
7.38%, 03/01/31
(c)
........... 2,139 2,180,675
4.50%, 05/01/32 ............ 4,708 4,049,646
4.50%, 06/01/33
(c)
........... 2,583 2,173,305
4.25%, 01/15/34
(c)
........... 5,357 4,346,081
Cedar Fair LP
5.38%, 04/15/27 ............ 2,921 2,889,953
5.25%, 07/15/29 ............ 5,068 4,871,289
Central Parent, Inc., 7.25%
,
06/15/29
(c)
6,793 6,712,769
Century Communities, Inc., 6.75%
,
06/01/27 ................. 1,175 1,175,675
Charles River Laboratories
International, Inc.
(c)
3.75%, 03/15/29 ............ 475 435,612
4.00%, 03/15/31 ............ 225 200,155
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 4,261 4,255,927
3.75%, 02/15/28 ............ 1,200 1,143,011
3.70%, 04/01/51 ............ 50,818 31,743,925
3.90%, 06/01/52 ............ 29,196 18,782,086
5.25%, 04/01/53 ............ 41,558 33,542,322
Chemours Co. (The)
5.38%, 05/15/27 ............ 639 615,045
4.63%, 11/15/29
(c)
........... 7,373 6,405,849
Chesapeake Energy Corp., 6.13%
,
02/15/21
(d)(e)(f)
.............. 27,853 3
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ............ 2,034 2,011,051
4.75%, 01/15/28 ............ 427 411,899
5.75%, 04/01/30 ............ 45 44,165
6.75%, 05/01/31 ............ 7,664 7,746,894
Cinemark USA, Inc., 7.00%
,
08/01/32
(c)
3,583 3,652,259
Cintas Corp. No. 2, 3.70%
,
04/01/27 . 300 294,057
Citigroup Global Markets Holdings, Inc.,
Series gtmn, 7.12%
,
06/20/31
(b)(d)
. 13,000 13,391,820
Citigroup, Inc.
(1-day SOFR + 0.69%), 2.01%,
01/25/26
(a)
.............. 24,050 23,996,484
(1-day SOFR + 1.53%), 3.29%,
03/17/26
(a)
.............. 3,943 3,928,440
(1-day SOFR + 2.84%), 3.11%,
04/08/26
(a)
.............. 22,694 22,584,636
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(a)(b)
............. EUR 10,500 10,779,571
1.75%, 10/23/26 ............ GBP 5,104 6,056,347
Series EE, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.57%), 6.75%
(a)(o)
.. USD 13,235 13,127,358
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(a)
.............. 3,900 3,450,530
(3-mo. EURIBOR + 1.05%), 3.75%,
05/14/32
(a)(b)
............. EUR 25,500 26,937,493
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ............ USD 7,623 7,501,088
8.38%, 07/01/28 ............ 6,992 7,261,671

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Clarios Global LP
4.38%, 05/15/26
(b)
........... EUR 5,382 $ 5,571,600
6.25%, 05/15/26
(c)
........... USD 830 829,793
6.75%, 05/15/28
(c)
........... 875 891,003
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ............ 225 220,423
6.38%, 02/01/31 ............ 225 226,526
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ............ 1,053 1,013,584
9.00%, 09/15/28 ............ 2,902 3,039,050
7.88%, 04/01/30 ............ 4,442 4,571,676
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 ............ 225 223,725
6.75%, 04/15/30
(c)
........... 4,357 4,260,467
7.00%, 03/15/32
(c)
........... 1,639 1,609,679
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ............ 36,141 35,473,943
9.00%, 09/30/29 ............ 7,371 7,483,730
8.25%, 06/30/32 ............ 1,563 1,610,750
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(c)
........... 4,940 4,993,693
CNX Resources Corp.
(c)
7.38%, 01/15/31 ............ 500 513,637
7.25%, 03/01/32 ............ 233 236,920
Coca-Cola Co. (The), 5.20%
,
01/14/55 38,530 36,586,191
Comcast Corp.
2.35%, 01/15/27 ............ 100 95,598
3.55%, 09/26/36 ............ EUR 11,536 11,978,268
2.94%, 11/01/56 ............ USD 28,585 16,648,970
CommScope LLC, 6.00%
,
03/01/26
(c)
27,308 27,171,460
Comstock Resources, Inc.
6.75%, 03/01/29
(c)
........... 6,447 6,277,277
Concentrix Corp., 6.65%
,
08/02/26 .. 909 924,596
Constellium SE, 5.38%
,
08/15/32
(b)
.. EUR 9,008 9,471,927
Core Scientific, Inc., 0.00%
,
06/15/31
(c)
(h)(p)
..................... USD 2,123 2,080,540
Coterra Energy, Inc., 5.90%
,
02/15/55 26,665 25,152,009
Coty, Inc.
(c)
5.00%, 04/15/26 ............ 158 157,671
6.63%, 07/15/30 ............ 375 380,110
CQP Holdco LP, 7.50%
,
12/15/33
(c)
.. 3,346 3,517,768
Crown Americas LLC
4.75%, 02/01/26 ............ 500 494,536
4.25%, 09/30/26 ............ 75 73,153
Crown Castle, Inc., 3.80%
,
02/15/28 . 1,200 1,154,688
CRSO Trust, 7.12%
,
07/10/28
(c)
.... 4,399 4,566,053
CSC Holdings LLC
(c)
5.50%, 04/15/27 ............ 15,472 13,847,432
11.25%, 05/15/28 ........... 3,579 3,532,161
11.75%, 01/31/29 ........... 7,101 7,012,778
6.50%, 02/01/29 ............ 5,900 4,952,992
4.50%, 11/15/31 ............ 4,075 2,934,127
CVS Health Corp.
6.05%, 06/01/54 ............ 55,355 51,925,194
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.75%, 12/10/54
(a)
... 8,065 7,908,040
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 7.00%, 03/10/55
(a)
... 33,170 33,281,295
Dana Financing Luxembourg SARL
(b)
3.00%, 07/15/29 ............ EUR 1,500 1,487,740
8.50%, 07/15/31 ............ 6,292 7,120,117
Dana, Inc.
5.63%, 06/15/28 ............ USD 100 98,644
Security
Par (000)
Par (000) Value
United States (continued)
4.25%, 09/01/30 ............ USD 907 $ 844,120
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ............ 400 393,617
6.00%, 06/15/30 ............ 175 172,634
Delta Air Lines, Inc.
7.38%, 01/15/26 ............ 575 587,374
4.38%, 04/19/28 ............ 100 97,517
Devon Energy Corp.
5.00%, 06/15/45 ............ 13,375 11,170,934
5.75%, 09/15/54 ............ 15,700 14,242,993
Diamondback Energy, Inc.
5.75%, 04/18/54 ............ 44,500 41,760,120
5.90%, 04/18/64 ............ 8,400 7,885,355
Diebold Nixdorf, Inc., 7.75%
,
03/31/30
(c)
1,760 1,806,732
Digital Realty Trust LP, 1.88%
,
11/15/29
(c)(p)
............... 7,021 7,231,630
DISH Network Corp.
(p)
0.00%, 12/15/25
(h)
........... 11,915 10,663,899
3.38%, 08/15/26 ............ 3,464 2,875,113
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ............ 500 466,939
4.38%, 06/15/31 ............ 225 205,295
Duke Energy Corp.
4.30%, 03/15/28 ............ 1,400 1,378,117
3.10%, 06/15/28 ............ EUR 8,834 9,170,256
3.75%, 04/01/31 ............ 20,452 21,531,031
Edison International
4.95%, 04/15/25 ............ USD 4,193 4,189,538
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
... 3,100 3,196,153
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54
(a)
... 4,305 4,446,428
Elevance Health, Inc., 4.50%
,
10/30/26 2,595 2,587,445
EMRLD Borrower LP, 6.38%
,
12/15/30
(b)
................ EUR 9,045 9,900,032
Encompass Health Corp.
4.50%, 02/01/28 ............ USD 450 434,213
4.75%, 02/01/30 ............ 1,410 1,336,709
4.63%, 04/01/31 ............ 2,542 2,347,575
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 ............ 5,304 5,054,183
4.38%, 03/31/29 ............ 700 650,197
Energy Transfer LP
5.63%, 05/01/27
(c)
........... 700 700,180
4.00%, 10/01/27 ............ 800 782,373
7.38%, 02/01/31
(c)
........... 350 366,004
5.00%, 05/15/50 ............ 12,675 10,752,911
EnLink Midstream LLC
5.38%, 06/01/29 ............ 425 424,986
6.50%, 09/01/30
(c)
........... 275 287,996
EnLink Midstream Partners LP
4.15%, 06/01/25 ............ 425 423,176
4.85%, 07/15/26 ............ 75 74,841
Entegris, Inc., 4.75%
,
04/15/29
(c)
... 1,500 1,436,261
Enterprise Products Operating LLC,
5.55%
,
02/16/55 ............ 12,650 12,168,882
EOG Resources, Inc., 5.65%
,
12/01/54 5,084 4,978,570
EQM Midstream Partners LP
(c)
7.50%, 06/01/27 ............ 5,775 5,888,776
6.50%, 07/01/27 ............ 225 227,918
4.50%, 01/15/29 ............ 347 330,324
7.50%, 06/01/30 ............ 5,025 5,345,505
Equinix, Inc., 3.40%
,
02/15/52 ..... 780 527,883

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EquipmentShare.com, Inc.
(c)
9.00%, 05/15/28 ............ USD 11,052 $ 11,464,659
8.63%, 05/15/32 ............ 5,955 6,223,264
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/26
(d)(e)(f)
......... 1,665 —
Exo Imaging, Inc., (Acquired 08/14/24,
cost $284,712), 8.00%
,
08/14/25
(d)(l)
285 393,614
Expand Energy Corp.
5.38%, 06/15/26
(d)(e)(f)
......... 4,795 —
5.38%, 02/01/29 ............ 350 344,767
5.88%, 02/01/29
(c)
........... 25 24,797
6.75%, 04/15/29
(c)
........... 600 606,211
5.38%, 03/15/30 ............ 150 146,675
4.75%, 02/01/32 ............ 375 349,052
Fair Isaac Corp.
(c)
5.25%, 05/15/26 ............ 300 299,172
4.00%, 06/15/28 ............ 275 259,499
Ferrellgas LP
(c)
5.38%, 04/01/26 ............ 1,197 1,184,418
5.88%, 04/01/29 ............ 4,362 3,986,904
FirstCash, Inc., 5.63%
,
01/01/30
(c)
.. 249 239,894
FirstEnergy Corp.
Series B, 3.90%, 07/15/27
(g)
.... 575 559,931
Series B, 2.25%, 09/01/30 ...... 275 235,842
Fiserv, Inc., 2.25%
,
07/01/25 ...... GBP 3,800 4,689,549
Five Point Operating Co. LP, 10.50%
,
01/15/28
(c)(g)
............... USD 9,356 9,515,806
Florida Power & Light Co., 3.99%
,
03/01/49 ................. 7,000 5,471,115
FLYR, Inc., (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 9.60%
,
05/10/27
(a)(d)
............... 12,353 12,492,220
Ford Motor Co.
3.25%, 02/12/32 ............ 2,269 1,887,134
6.10%, 08/19/32 ............ 7,605 7,568,192
4.75%, 01/15/43 ............ 25,042 19,741,606
5.29%, 12/08/46 ............ 9,548 8,177,340
Ford Motor Credit Co. LLC
4.69%, 06/09/25 ............ 16,492 16,452,459
5.13%, 06/16/25 ............ 12,600 12,591,881
4.13%, 08/04/25 ............ 2,912 2,893,830
3.38%, 11/13/25 ............ 9,207 9,062,613
4.39%, 01/08/26 ............ 2,218 2,200,281
6.95%, 03/06/26 ............ 4,552 4,631,969
6.86%, 06/05/26 ............ GBP 12,906 16,418,991
6.95%, 06/10/26 ............ USD 3,725 3,809,266
2.70%, 08/10/26 ............ 15,371 14,760,943
5.78%, 04/30/30 ............ GBP 2,137 2,638,231
6.05%, 11/05/31 ............ USD 800 793,441
Forestar Group, Inc., 5.00%
,
03/01/28
(c)
5,349 5,166,945
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(c)
................ 460 460,763
Freedom Mortgage Corp.
(c)
7.63%, 05/01/26 ............ 1,209 1,211,939
6.63%, 01/15/27 ............ 803 803,136
12.00%, 10/01/28 ........... 3,467 3,770,503
12.25%, 10/01/30 ........... 6,852 7,577,779
Freedom Mortgage Holdings LLC,
9.25%
,
02/01/29
(c)
........... 4,308 4,445,607
FreeWire Technologies, Inc., 0.00%
,
02/20/28
(d)
................ 20,043 2
Frontier Communications Holdings
LLC
(c)
5.00%, 05/01/28 ............ 2,425 2,370,715
Security
Par (000)
Par (000) Value
United States (continued)
6.75%, 05/01/29 ............ USD 4,555 $ 4,577,851
6.00%, 01/15/30 ............ 1,320 1,317,053
8.75%, 05/15/30 ............ 30,128 31,841,964
8.63%, 03/15/31 ............ 9,270 9,859,120
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 21,280 21,758,800
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,934,875
Full House Resorts, Inc., 8.25%
,
02/15/28
(c)
................ 2,412 2,393,307
Gen Digital, Inc.
(c)
6.75%, 09/30/27 ............ 9,371 9,512,025
7.13%, 09/30/30 ............ 250 256,374
General Electric Co., 4.13%
,
09/19/35
(b)
EUR 4,100 4,485,642
General Motors Co.
6.25%, 10/02/43 ............ USD 10,567 10,435,839
5.40%, 04/01/48 ............ 11,673 10,255,263
5.95%, 04/01/49 ............ 17,529 16,558,789
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 2,000 1,992,790
5.15%, 08/15/26
(b)
........... GBP 6,800 8,516,283
4.50%, 11/22/27
(b)
........... EUR 4,977 5,356,332
3.90%, 01/12/28
(b)
........... 713 755,626
GFL Environmental, Inc.
(c)
5.13%, 12/15/26 ............ USD 25 24,866
4.75%, 06/15/29 ............ 743 713,538
4.38%, 08/15/29 ............ 2,453 2,318,768
6.75%, 01/15/31 ............ 400 410,742
Global Atlantic Fin Co., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.61%), 7.95%
,
10/15/54
(a)(c)
............... 1,070 1,119,223
GLP Capital LP, 4.00%
,
01/15/31 ... 3,678 3,364,133
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ............ 125 122,784
3.50%, 03/01/29 ............ 350 319,748
Goldman Sachs Finance Corp.
International Ltd.
(b)(h)(p)
Series 700, 0.00%, 03/15/27 .... 4,000 4,797,640
Series 1MTN, 0.00%, 05/10/27 .. 3,000 3,109,868
Goldman Sachs Group, Inc. (The)
7.25%, 04/10/28 ............ GBP 3,332 4,452,646
(1-day SOFR + 1.14%), 4.69%,
10/23/30
(a)
.............. USD 9,234 9,040,392
(1-day SOFR + 1.42%), 5.02%,
10/23/35
(a)
.............. 18,306 17,519,237
Goodyear Europe BV, 2.75%
,
08/15/28
(b)
................ EUR 6,167 6,036,742
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 ............ USD 857 828,002
5.00%, 07/15/29 ............ 1,468 1,348,019
5.25%, 07/15/31 ............ 895 801,625
5.63%, 04/30/33 ............ 5,161 4,531,791
GoTo Group, Inc.
5.50%, 05/01/28
(c)
........... 11,836 7,954,021
Grand Canyon University, 5.13%
,
10/01/28 ................. 8,775 8,215,070
Graphic Packaging International LLC,
3.50%
,
03/15/28
(c)
........... 623 582,783
Hanesbrands, Inc.
(c)
4.88%, 05/15/26 ............ 1,025 1,009,086
9.00%, 02/15/31 ............ 8,795 9,374,420
HCA, Inc.
4.63%, 03/15/52 ............ 32,465 25,335,063
5.95%, 09/15/54 ............ 16,270 15,473,987

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Helios Software Holdings, Inc.
7.88%, 05/01/29
(b)
........... EUR 18,037 $ 19,174,072
Hess Midstream Operations LP
(c)
5.63%, 02/15/26 ............ USD 525 523,280
5.13%, 06/15/28 ............ 150 145,898
4.25%, 02/15/30 ............ 100 92,192
Hilcorp Energy I LP
(c)
5.75%, 02/01/29 ............ 475 453,173
6.25%, 04/15/32 ............ 551 506,935
8.38%, 11/01/33 ............ 4,978 5,081,506
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
........... 450 449,898
5.88%, 04/01/29
(c)
........... 1,262 1,259,798
4.88%, 01/15/30 ............ 17 16,306
4.00%, 05/01/31
(c)
........... 1,575 1,416,463
3.63%, 02/15/32
(c)
........... 150 130,301
Hilton Grand Vacations Borrower LLC
(c)
5.00%, 06/01/29 ............ 564 531,451
4.88%, 07/01/31 ............ 2,849 2,550,274
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 975 961,708
Hologic, Inc., 3.25%
,
02/15/29
(c)
.... 625 565,213
Home Depot, Inc. (The), 4.88%
,
06/25/27 ................. 900 908,528
Home Efficiency,  + 0.00%), 0.00%
,
12/31/54
(a)(d)
............... 15,068 15,284,033
Homes By West Bay LLC, 11.00%
,
02/06/30
(d)
................ 80,958 81,362,790
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(c)
................ 8,796 8,543,862
Hyatt Hotels Corp., 5.38%
,
04/23/25
(g)
5,964 5,967,505
Hyundai Capital America
(a)(b)
(1-day SOFR + 1.04%), 5.51%,
03/19/27 ............... 10,000 10,027,683
(1-day SOFR + 1.04%), 5.50%,
06/24/27 ............... 10,000 10,032,567
International Game Technology plc
(c)
4.13%, 04/15/26 ............ 500 491,591
6.25%, 01/15/27 ............ 300 301,896
IQVIA, Inc.
(c)
5.00%, 10/15/26 ............ 225 221,969
5.00%, 05/15/27 ............ 375 367,958
6.50%, 05/15/30 ............ 300 305,272
Iron Mountain Information Management
Services, Inc., 5.00%
,
07/15/32
(c)
. 475 437,176
Iron Mountain UK plc, 3.88%
,
11/15/25
(b)
................ GBP 6,724 8,262,275
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ............ USD 1,950 1,992,446
4.50%, 02/15/31 ............ 4,150 3,793,972
J.P. Morgan Structured Products BV
(b)(d)
13.70%, 04/07/25 ........... 8,037 12,965,664
10.00%, 05/21/26 ........... 14,634 15,027,435
Jackson National Life Global Funding,
4.60%
,
10/01/29
(c)
........... 1,000 972,268
Jane Street Group, 4.50%
,
11/15/29
(c)
1,267 1,186,472
Jazz Securities DAC, 4.38%
,
01/15/29
(c)
675 636,439
Jefferies GmbH, (ESTR3MA at 0.00%
Floor + 0.80%), 3.97%
,
07/22/26
(a)(b)
EUR 9,000 9,294,682
JP Morgan Structured Products BV,
10.00%
,
05/21/26
(b)(d)
......... USD 10,022 10,285,171
JPMorgan Chase & Co.
3.13%, 01/23/25 ............ 9,209 9,200,241
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 0.92%), 2.60%,
02/24/26
(a)
.............. USD 16,621 $ 16,563,991
(3-mo. CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
......... 22,786 22,654,334
(1-day SOFR + 1.85%), 2.08%,
04/22/26
(a)
.............. 16,610 16,467,326
(1-day SOFR + 1.32%), 4.08%,
04/26/26
(a)
.............. 2,490 2,483,525
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(a)(b)
.. GBP 20,248 24,995,367
3.63%, 12/01/27 ............ USD 1,000 971,370
(3-mo. EURIBOR + 0.61%), 3.49%,
06/06/28
(a)(b)
............. EUR 16,620 17,289,321
(1-day SOFR + 1.46%), 5.29%,
07/22/35
(a)
.............. USD 13,336 13,192,848
(1-day SOFR + 1.34%), 4.95%,
10/22/35
(a)
.............. 13,460 12,969,012
KeyBank NA, 3.90%
,
04/13/29 ..... 8,312 7,804,521
KeyCorp, (SOFR Index + 2.42%),
6.40%
,
03/06/35
(a)
........... 24,795 25,806,881
Kinder Morgan, Inc., 5.20%
,
03/01/48 12,645 11,152,705
Kraft Heinz Foods Co.
(3-mo. EURIBOR + 0.50%), 3.53%,
05/09/25
(a)
.............. EUR 27,700 28,727,649
4.13%, 07/01/27
(b)
........... GBP 1,960 2,414,712
Kronos International, Inc.
(b)
3.75%, 09/15/25 ............ EUR 1,305 1,343,880
9.50%, 03/15/29 ............ 10,990 12,509,584
LABL, Inc., 5.88%
,
11/01/28
(c)
..... USD 5,687 5,066,555
Lamar Media Corp.
3.75%, 02/15/28 ............ 810 759,606
4.88%, 01/15/29 ............ 6,404 6,152,274
4.00%, 02/15/30 ............ 175 159,315
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ............ 250 244,068
4.38%, 01/31/32 ............ 400 361,937
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 78,968 84,598,418
Las Vegas Sands Corp.
2.90%, 06/25/25 ............ 4,222 4,176,063
3.50%, 08/18/26 ............ 475 462,676
3.90%, 08/08/29 ............ 100 92,966
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(c)(d)
.. 42,491 39,623,198
Level 3 Financing, Inc.
(c)
10.50%, 04/15/29 ........... 4,435 4,942,364
10.50%, 05/15/30 ........... 3,632 3,955,248
10.00%, 10/15/32 ........... 12,273 12,199,703
LGI Homes, Inc.
(c)
8.75%, 12/15/28 ............ 6,472 6,788,785
7.00%, 11/15/32 ............ 6,463 6,399,275
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ............ 569 570,123
7.25%, 11/15/29 ............ 1,711 1,745,454
7.50%, 09/01/31 ............ 7,692 7,919,853
Lightning eMotors, Inc., 7.50%
,
05/15/25
(c)(e)(f)(p)
............. 4,313 43,130
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(c)
........... 34,686 30,957,255
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(c)
........... 1,602 1,256,219
Lithia Motors, Inc.
(c)
3.88%, 06/01/29 ............ 3,356 3,065,318
4.38%, 01/15/31 ............ 3,477 3,152,637

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Live Nation Entertainment, Inc.
(c)
6.50%, 05/15/27 ............ USD 975 $ 985,713
3.75%, 01/15/28 ............ 150 141,456
Lowe's Cos., Inc., 5.63%
,
04/15/53 .. 23,275 22,366,988
Macy's Retail Holdings LLC
(c)
5.88%, 04/01/29 ............ 2,695 2,630,883
5.88%, 03/15/30 ............ 1,851 1,771,014
6.13%, 03/15/32 ............ 1,224 1,149,077
Manufacturers & Traders Trust Co.,
4.70%
,
01/27/28 ............ 800 791,999
Mars, Inc.
(c)
4.55%, 04/20/28 ............ 1,500 1,485,375
4.65%, 04/20/31 ............ 100 97,491
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,436,407
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ............ 450 428,528
3.63%, 10/01/31 ............ 1,437 1,226,272
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(c)
........ 18,820 19,200,352
Medline Borrower LP, 3.88%
,
04/01/29
(c)
................ 23,832 22,068,124
Medtronic Global Holdings SCA, 1.75%
,
07/02/49 ................. EUR 1,260 888,613
Medtronic, Inc.
4.15%, 10/15/53 ............ 18,686 20,174,802
Meta Platforms, Inc.
5.40%, 08/15/54 ............ USD 68,953 66,771,759
5.55%, 08/15/64 ............ 16,165 15,758,185
MGM Resorts International
4.63%, 09/01/26 ............ 75 73,965
5.50%, 04/15/27 ............ 125 124,229
4.75%, 10/15/28 ............ 1,450 1,388,464
Microsoft Corp., 2.50%
,
09/15/50 ... 9,405 5,691,843
MicroStrategy, Inc., 2.25%
,
06/15/32
(c)(p)
10,000 16,280,000
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(c)
................ 5,183 4,886,563
Mileage Plus Holdings LLC, 6.50%
,
06/20/27
(c)
................ 7,920 7,970,036
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ............ 375 355,389
3.88%, 11/15/30 ............ 175 155,790
3.88%, 05/15/32 ............ 100 86,356
Morgan Stanley
(a)
(1-day SOFR + 0.94%), 2.63%,
02/18/26 ............... 12,457 12,420,440
(1-day SOFR + 1.99%), 2.19%,
04/28/26 ............... 22,967 22,762,162
(3-mo. EURIBOR + 0.65%), 3.52%,
03/19/27 ............... EUR 42,400 44,047,057
(3-mo. EURIBOR + 0.70%), 0.41%,
10/29/27 ............... 18,000 17,837,231
(1-day SOFR + 1.10%), 4.65%,
10/18/30 ............... USD 19,665 19,243,558
(1-day SOFR + 1.71%), 5.52%,
11/19/55 ............... 17,748 17,104,024
Morgan Stanley Bank NA, (1-day SOFR
+ 0.68%), 4.45%
,
10/15/27
(a)
.... 250 248,342
Motorola Solutions, Inc., 4.60%
,
02/23/28 ................. 1,800 1,782,923
MPLX LP
4.25%, 12/01/27 ............ 1,200 1,181,153
4.70%, 04/15/48 ............ 9,200 7,538,410
4.95%, 03/14/52 ............ 8,265 6,945,267
Security
Par (000)
Par (000) Value
United States (continued)
MSD Netherlands Capital BV, 3.75%
,
05/30/54 ................. EUR 6,868 $ 7,019,691
Murphy Oil USA, Inc.
4.75%, 09/15/29 ............ USD 162 153,719
3.75%, 02/15/31
(c)
........... 900 793,258
National Grid North America, Inc.
(b)
1.05%, 01/20/31 ............ EUR 3,871 3,513,550
4.67%, 09/12/33 ............ 11,242 12,527,660
3.72%, 11/25/34 ............ 999 1,039,930
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ............ USD 846 841,537
5.50%, 08/15/28 ............ 7,573 7,354,756
5.13%, 12/15/30 ............ 4,728 4,411,372
7.13%, 02/01/32 ............ 3,111 3,149,760
NCL Corp. Ltd.
(c)
8.38%, 02/01/28 ............ 625 653,482
8.13%, 01/15/29 ............ 9,958 10,493,083
NCR Atleos Corp., 9.50%
,
04/01/29
(c)
18,665 20,219,888
NCR Voyix Corp.
(c)
5.00%, 10/01/28 ............ 3,321 3,194,270
5.13%, 04/15/29 ............ 660 631,455
Neogen Food Safety Corp., 8.63%
,
07/20/30
(c)
................ 2,639 2,830,449
Nestle Finance International Ltd.
(b)
3.13%, 10/28/36 ............ EUR 19,476 19,907,391
3.25%, 01/23/37 ............ 4,114 4,218,991
Netflix, Inc., 3.63%
,
05/15/27 ...... 12,263 12,971,137
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 10.34%
,
09/30/29
(a)
(c)(d)
..................... USD 11,161 10,993,132
New York Life Global Funding, 4.35%
,
09/16/25
(b)
................ GBP 3,899 4,858,656
Newell Brands, Inc.
5.70%, 04/01/26
(g)
........... USD 410 409,825
6.38%, 09/15/27 ............ 2,875 2,884,916
6.63%, 09/15/29 ............ 1,561 1,587,398
News Corp.
(c)
3.88%, 05/15/29 ............ 475 440,627
5.13%, 02/15/32 ............ 125 117,972
Nexstar Media, Inc.
(c)
5.63%, 07/15/27 ............ 5,325 5,193,769
4.75%, 11/01/28 ............ 1,395 1,300,672
NGL Energy Operating LLC
(c)
8.13%, 02/15/29 ............ 2,073 2,100,251
8.38%, 02/15/32 ............ 3,804 3,833,127
NiSource, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.45%), 6.95%
,
11/30/54
(a)
................ 2,645 2,692,897
Nordstrom, Inc.
4.38%, 04/01/30 ............ 588 533,867
4.25%, 08/01/31 ............ 3,456 3,022,463
Novelis Corp.
(c)
3.25%, 11/15/26 ............ 350 333,377
3.88%, 08/15/31 ............ 1,225 1,054,717
NRG Energy, Inc.
5.75%, 01/15/28 ............ 14 13,950
3.38%, 02/15/29
(c)
........... 950 861,915
5.25%, 06/15/29
(c)
........... 13 12,626
3.63%, 02/15/31
(c)
........... 2,750 2,404,770
3.88%, 02/15/32
(c)
........... 50 43,668
NuStar Logistics LP
5.75%, 10/01/25 ............ 375 374,935
5.63%, 04/28/27 ............ 300 297,817

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.38%, 10/01/30 ............ USD 300 $ 300,814
Nuveen LLC, 4.00%
,
11/01/28
(c)
.... 1,400 1,358,810
NVIDIA Corp., 3.50%
,
04/01/50 .... 8,375 6,223,347
Occidental Petroleum Corp., 6.05%
,
10/01/54 ................. 15,000 14,231,847
Ohio Power Co., Series R, 2.90%
,
10/01/51 ................. 3,800 2,283,806
OI European Group BV
(b)
6.25%, 05/15/28 ............ EUR 2,349 2,525,418
5.25%, 06/01/29 ............ 2,255 2,382,559
Olin Corp.
5.13%, 09/15/27 ............ USD 500 489,357
5.00%, 02/01/30 ............ 200 187,761
Olympus Water US Holding Corp.
7.13%, 10/01/27
(c)
........... 3,940 3,995,038
4.25%, 10/01/28
(c)
........... 3,755 3,508,969
9.63%, 11/15/28
(b)
........... EUR 12,553 13,847,494
9.75%, 11/15/28
(c)
........... USD 13,707 14,543,350
5.38%, 10/01/29
(b)
........... EUR 2,234 2,210,663
ONEOK, Inc.
4.00%, 07/13/27 ............ USD 100 98,213
6.63%, 09/01/53 ............ 13,585 14,283,567
OPENLANE, Inc., 5.13%
,
06/01/25
(c)
. 117 116,431
Oracle Corp.
2.50%, 04/01/25 ............ 12,000 11,930,880
4.30%, 07/08/34 ............ 200 183,852
4.00%, 07/15/46 ............ 3,000 2,308,719
3.60%, 04/01/50 ............ 13,775 9,650,895
5.55%, 02/06/53 ............ 48,875 46,176,769
5.38%, 09/27/54 ............ 24,476 22,560,054
Organon & Co.
2.88%, 04/30/28
(b)
........... EUR 4,000 4,032,460
4.13%, 04/30/28
(c)
........... USD 1,125 1,056,920
5.13%, 04/30/31
(c)
........... 9,147 8,221,413
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ............ 294 286,128
4.25%, 01/15/29 ............ 3,899 3,625,616
4.63%, 03/15/30 ............ 1,831 1,691,950
Owens-Brockway Glass Container, Inc.,
7.25%
,
05/15/31
(c)
........... 4,805 4,676,322
Pacific Gas & Electric Co., 5.55%
,
05/15/29 ................. 15,000 15,244,617
Packaging Corp. of America, 3.40%
,
12/15/27 ................. 100 96,316
Pactiv Evergreen Group Issuer LLC,
4.38%
,
10/15/28
(c)
........... 307 306,755
Pactiv Evergreen Group Issuer, Inc.,
4.00%
,
10/15/27
(c)
........... 4,321 4,285,205
Palomino Funding Trust I, 7.23%
,
05/17/28
(c)
................ 4,440 4,648,474
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(c)
................ 6,107 6,168,035
Paramount Global
7.88%, 07/30/30 ............ 9,765 10,570,046
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
... 12,103 11,698,550
Park Intermediate Holdings LLC
(c)
5.88%, 10/01/28 ............ 3,454 3,371,746
4.88%, 05/15/29 ............ 10,786 10,150,038
PBF Holding Co. LLC, 7.88%
,
09/15/30
(c)
................ 3,648 3,579,765
PennyMac Financial Services, Inc.
(c)
5.38%, 10/15/25 ............ 100 99,732
Security
Par (000)
Par (000) Value
United States (continued)
7.88%, 12/15/29 ............ USD 8,882 $ 9,305,696
7.13%, 11/15/30 ............ 1,606 1,626,409
5.75%, 09/15/31 ............ 612 582,912
Penske Truck Leasing Co. LP, 5.25%
,
07/01/29
(c)
................ 2,100 2,107,563
Performance Food Group, Inc., 4.25%
,
08/01/29
(c)
................ 7,746 7,186,994
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ............ 32,104 31,822,182
8.00%, 04/15/27 ............ 9,512 9,713,021
Perrigo Finance Unlimited Co., 5.38%
,
09/30/32 ................. EUR 1,840 1,973,245
Pfizer Investment Enterprises Pte. Ltd.,
5.34%
,
05/19/63 ............ USD 8,280 7,600,565
PG&E Corp.
5.00%, 07/01/28 ............ 450 439,625
5.25%, 07/01/30 ............ 100 97,883
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38%, 03/15/55
(a)
... 6,080 6,239,490
Pilgrim's Pride Corp.
4.25%, 04/15/31 ............ 750 690,188
6.25%, 07/01/33 ............ 12,804 13,045,582
Pioneer Midco LLC, 10.50%
,
(10.50%
Cash or 11.63% PIK), 11/18/30
(c)(d)(g)
(q)
...................... 33,391 34,225,529
Pitney Bowes, Inc., 6.88%
,
03/15/27
(c)
22,275 22,167,129
Playtika Holding Corp., 4.25%
,
03/15/29
(c)
................ 1,312 1,189,330
Post Holdings, Inc.
(c)
5.50%, 12/15/29 ............ 3,548 3,433,077
4.63%, 04/15/30 ............ 925 853,080
4.50%, 09/15/31 ............ 5,936 5,317,723
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ............ 450 449,748
3.38%, 08/31/27 ............ 125 116,909
6.25%, 01/15/28 ............ 4,603 4,577,700
Prologis LP, 3.25%
,
09/11/29
(b)
..... CNY 97,000 13,265,046
Public Service Electric & Gas Co.,
5.30%
,
08/01/54 ............ USD 23,705 22,575,627
Rand Parent LLC, 8.50%
,
02/15/30
(c)
10,917 10,976,858
Resort Communities LoanCo. LP,
12.50%
,
11/30/28
(a)(d)
......... 110,861 111,415,510
Reworld Holding Corp., 4.88%
,
12/01/29
(c)
................ 2,452 2,267,657
RHP Hotel Properties LP
4.75%, 10/15/27 ............ 836 808,728
7.25%, 07/15/28
(c)
........... 250 256,695
4.50%, 02/15/29
(c)
........... 350 330,444
RingCentral, Inc., 8.50%
,
08/15/30
(c)
. 19,845 20,996,328
Riot Platforms, Inc., 0.75%
,
01/15/30
(c)(p)
8,734 8,013,445
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ............ 16,542 15,695,293
3.63%, 03/01/29 ............ 4,155 3,762,841
3.88%, 03/01/31 ............ 926 806,821
4.00%, 10/15/33 ............ 100 83,286
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 ............ 375 371,174
4.95%, 07/15/29 ............ 2,417 2,294,765
Sabre GLBL, Inc.
(c)
8.63%, 06/01/27 ............ 10,160 10,020,170
10.75%, 11/15/29 ........... 21,892 22,584,703
SBA Communications Corp.
3.88%, 02/15/27 ............ 450 430,796

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
3.13%, 02/01/29 ............ USD 2,700 $ 2,437,115
SCIL IV LLC
(b)
4.38%, 11/01/26 ............ EUR 2,376 2,455,740
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 7.43%, 11/01/26
(a)
... 2,347 2,443,782
9.50%, 07/15/28 ............ 6,719 7,451,550
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ............ USD 2,660 2,319,314
4.38%, 02/01/32 ............ 1,707 1,490,386
Seagate HDD Cayman
4.88%, 06/01/27 ............ 200 197,031
8.25%, 12/15/29
(c)
........... 8,288 8,830,804
8.50%, 07/15/31
(c)
........... 5,057 5,407,748
9.63%, 12/01/32 ............ 14,005 15,781,450
Sealed Air Corp.
(c)
4.00%, 12/01/27 ............ 300 286,296
6.13%, 02/01/28 ............ 75 75,249
7.25%, 02/15/31 ............ 470 484,476
Select Medical Corp., 6.25%
,
12/01/32
(c)
................ 10,607 10,208,825
Sempra Infrastructure Partners LP,
3.25%
,
01/15/32
(c)
........... 200 167,017
Sensata Technologies BV, 4.00%
,
04/15/29
(c)
................ 250 229,412
Sensata Technologies, Inc., 3.75%
,
02/15/31
(c)
................ 925 808,670
Service Corp. International
4.63%, 12/15/27 ............ 425 413,548
3.38%, 08/15/30 ............ 150 131,250
4.00%, 05/15/31 ............ 825 735,162
Service Properties Trust
4.95%, 02/15/27 ............ 1,712 1,599,853
5.50%, 12/15/27 ............ 1,318 1,232,496
3.95%, 01/15/28 ............ 3,057 2,560,673
8.38%, 06/15/29 ............ 22,089 21,354,607
4.38%, 02/15/30 ............ 6,425 4,846,881
8.88%, 06/15/32 ............ 23,998 22,210,360
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 6,300 6,504,531
Sirius XM Radio LLC
(c)
5.00%, 08/01/27 ............ USD 1,856 1,805,010
4.00%, 07/15/28 ............ 7,304 6,729,589
5.50%, 07/01/29 ............ 898 861,015
4.13%, 07/01/30 ............ 900 785,473
3.88%, 09/01/31 ............ 3,787 3,168,882
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(c)
......... 5,259 5,406,652
Six Flags Entertainment Corp.
(c)
5.50%, 04/15/27 ............ 150 149,058
7.25%, 05/15/31 ............ 6,341 6,476,241
Smyrna Ready Mix Concrete LLC,
8.88%
,
11/15/31
(c)
........... 1,772 1,857,862
Solventum Corp.
5.40%, 03/01/29 ............ 12,600 12,631,670
5.90%, 04/30/54 ............ 28,300 27,528,012
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.71%
,
12/10/27
(a)(d)
... 40,473 38,247,104
Southern Co. (The), (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(a)
EUR 63,922 62,075,253
Spectrum Brands, Inc., 3.88%
,
03/15/31
(c)
................ USD 2,738 2,356,174
Spirit AeroSystems, Inc.
(c)
9.38%, 11/30/29 ............ 12,155 13,011,825
9.75%, 11/15/30 ............ 21,870 24,201,517
Security
Par (000)
Par (000) Value
United States (continued)
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
10/01/29
(e)(f)
............. USD 363 $ 337,431
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 4,221 3,772,480
Series 2017-1A,Class A, 3.65%,
08/15/31
(e)(f)
............. 11,078 9,697,374
Sprint Spectrum Co. LLC
(c)
4.74%, 03/20/25 ............ 894 893,241
5.15%, 03/20/28 ............ 1,199 1,203,925
Standard Industries, Inc.
(c)
5.00%, 02/15/27 ............ 334 326,864
4.75%, 01/15/28 ............ 310 296,670
4.38%, 07/15/30 ............ 2,361 2,163,171
3.38%, 01/15/31 ............ 1,826 1,565,630
Starwood Property Trust, Inc.
(c)
3.63%, 07/15/26 ............ 50 48,255
4.38%, 01/15/27 ............ 550 531,762
7.25%, 04/01/29 ............ 1,565 1,605,383
State Street Corp., (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
5.62%
,
06/15/47
(a)
........... 30,841 28,456,261
Station Casinos LLC
(c)
4.50%, 02/15/28 ............ 2,272 2,155,817
4.63%, 12/01/31 ............ 1,178 1,055,243
6.63%, 03/15/32 ............ 2,049 2,036,175
Stem, Inc., 0.50%
,
12/01/28
(c)(p)
.... 1,234 333,180
STL Holding Co. LLC, 8.75%
,
02/15/29
(c)
................ 4,671 4,938,391
Summit Materials LLC, 7.25%
,
01/15/31
(c)
................ 662 702,439
Sun Country Airlines Pass-Through
Trusts, Series 2022-1A, 4.84%
,
03/15/31
(d)
................ 6,792 6,681,496
Sun Country, Inc., Series 2019-1B,
4.70%
,
12/15/25
(d)
........... 1,874 1,839,427
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,487,701
7.00%, 09/15/28
(c)
........... 575 588,276
4.50%, 04/30/30 ............ 1,631 1,512,684
Synchrony Financial, 7.25%
,
02/02/33 18,669 19,271,512
Talen Energy Supply LLC, 8.63%
,
06/01/30
(c)
................ 7,935 8,456,334
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ............ 50 49,540
5.50%, 01/15/28 ............ 1,824 1,754,196
7.38%, 02/15/29 ............ 2,654 2,662,401
6.00%, 12/31/30 ............ 571 540,662
6.00%, 09/01/31 ............ 2,126 2,006,591
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ............ 5,398 5,417,470
5.75%, 01/15/28 ............ 1,139 1,131,459
TEGNA, Inc.
4.75%, 03/15/26
(c)
........... 175 172,596
4.63%, 03/15/28 ............ 3,281 3,100,554
5.00%, 09/15/29 ............ 2,889 2,701,874
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ............ 1,446 1,332,408
3.88%, 10/15/31 ............ 2,304 2,010,093
Tenet Healthcare Corp.
4.63%, 06/15/28 ............ 775 741,665
4.25%, 06/01/29 ............ 25,200 23,657,736
4.38%, 01/15/30 ............ 8,752 8,128,911
6.13%, 06/15/30 ............ 6,609 6,556,908
6.75%, 05/15/31 ............ 575 580,889

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Tenneco, Inc., 8.00%
,
11/17/28
(c)
... USD 15,114 $ 14,086,390
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(a)
........... 15,257 14,653,030
Thermo Fisher Scientific, Inc., 1.88%
,
10/01/49 ................. EUR 13,800 9,930,792
T-Mobile USA, Inc.
2.05%, 02/15/28 ............ USD 200 183,668
3.40%, 10/15/52 ............ 24,120 16,089,792
5.75%, 01/15/54 ............ 12,970 12,654,241
5.50%, 01/15/55 ............ 13,565 12,765,934
Toyota Motor Credit Corp., 5.40%
,
11/20/26 .................. 900 913,889
TransDigm, Inc.
5.50%, 11/15/27 ............ 5,425 5,330,791
6.75%, 08/15/28
(c)
........... 4,275 4,312,294
4.63%, 01/15/29 ............ 8,951 8,379,189
4.88%, 05/01/29 ............ 400 377,707
6.88%, 12/15/30
(c)
........... 475 482,066
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(c)
........... 2,888 2,946,848
Transocean, Inc., 8.25%
,
05/15/29
(c)
. 6,349 6,219,291
Travel + Leisure Co.
6.63%, 07/31/26
(c)
........... 590 596,306
6.00%, 04/01/27
(g)
........... 668 668,113
4.50%, 12/01/29
(c)
........... 682 636,960
Uber Technologies, Inc.
4.80%, 09/15/34 ............ 14,885 14,245,971
5.35%, 09/15/54 ............ 25,986 24,164,628
UKG, Inc., 6.88%
,
02/01/31
(c)
...... 6,297 6,388,511
United Airlines Pass-Through Trust,
Series 2013-1, Class A, 4.30%
,
08/15/25 ................. 1,510 1,501,851
United Airlines, Inc.
(c)
4.38%, 04/15/26 ............ 5,625 5,530,831
4.63%, 04/15/29 ............ 4,845 4,606,560
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 525 521,867
4.88%, 01/15/28 ............ 350 340,630
5.25%, 01/15/30 ............ 2,600 2,526,179
3.75%, 01/15/32 ............ 525 459,808
United Wholesale Mortgage LLC
(c)
5.50%, 11/15/25 ............ 275 273,645
5.75%, 06/15/27 ............ 228 225,208
5.50%, 04/15/29 ............ 1,075 1,035,493
UnitedHealth Group, Inc.
2.95%, 10/15/27 ............ 600 574,217
5.63%, 07/15/54 ............ 34,565 33,552,465
5.75%, 07/15/64 ............ 25,000 24,291,542
Uniti Group LP, 10.50%
,
02/15/28
(c)
.. 20,761 22,137,047
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ............ 2,593 2,582,556
8.00%, 08/15/28 ............ 8,225 8,374,045
4.50%, 05/01/29 ............ 6,948 6,218,997
7.38%, 06/30/30 ............ 219 209,507
8.50%, 07/31/31 ............ 4,168 4,086,722
US Airways Pass-Through Trust, Series
2012-2, Class A, 4.63%
,
06/03/25 402 400,194
US Bancorp
(3-mo. EURIBOR + 0.80%), 3.81%,
05/21/28
(a)
.............. EUR 22,392 23,153,235
US Foods, Inc.
(c)
6.88%, 09/15/28 ............ USD 650 665,096
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 06/01/30 ............ USD 50 $ 47,023
7.25%, 01/15/32 ............ 1,400 1,448,880
USA Compression Partners LP
6.88%, 09/01/27 ............ 175 175,571
7.13%, 03/15/29
(c)
........... 14,763 15,023,529
UWM Holdings LLC, 6.63%
,
02/01/30
(c)
5,849 5,812,865
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(c)
........... 547 546,889
Venture Global Calcasieu Pass LLC
(c)
6.25%, 01/15/30 ............ 2,850 2,876,596
3.88%, 11/01/33 ............ 225 193,303
Venture Global LNG, Inc.
(c)
9.50%, 02/01/29 ............ 5,432 6,003,805
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a)(o)
......... 6,997 7,315,671
7.00%, 01/15/30 ............ 531 538,954
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 3,266 3,583,292
4.81%, 03/15/39 ............ USD 20,900 19,285,631
VF Corp., 2.40%
,
04/23/25 ....... 8,358 8,266,880
Viasat, Inc.
(c)
6.50%, 07/15/28 ............ 3,336 2,704,162
7.50%, 05/30/31 ............ 4,673 3,248,591
VICI Properties LP
4.38%, 05/15/25 ............ 3,068 3,059,302
4.63%, 06/15/25
(c)
........... 3,837 3,821,915
4.50%, 09/01/26
(c)
........... 2,481 2,455,738
4.25%, 12/01/26
(c)
........... 544 534,973
5.75%, 02/01/27
(c)
........... 4,802 4,843,295
3.75%, 02/15/27
(c)
........... 327 317,283
3.88%, 02/15/29
(c)
........... 5,000 4,711,458
4.63%, 12/01/29
(c)
........... 15,005 14,372,319
4.95%, 02/15/30 ............ 7,775 7,621,076
4.13%, 08/15/30
(c)
........... 5,000 4,645,835
5.13%, 11/15/31 ............ 8,544 8,334,295
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ............ 4,229 4,197,239
9.13%, 07/15/31 ............ 2,641 2,839,761
Vistra Operations Co. LLC
(c)
5.13%, 05/13/25 ............ 13,214 13,199,278
5.50%, 09/01/26 ............ 17 16,946
5.00%, 07/31/27 ............ 6,026 5,912,672
7.75%, 10/15/31 ............ 4,705 4,935,854
Vital Energy, Inc.
9.75%, 10/15/30 ............ 485 511,347
7.88%, 04/15/32
(c)
........... 4,907 4,721,495
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 ............ 375 362,978
8.13%, 08/15/29 ............ 2,573 2,546,964
3.20%, 04/15/30 ............ 4,799 3,856,274
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 9,938 9,941,962
Washington Mutual Bank
(d)(e)(f)
0.00%, 09/21/17
(a)
........... 25,126 2
0.00%, 09/21/17
(h)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00%, 11/06/09 ............ 45,161 587,093
0.00%, 09/19/17
(h)
........... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(a)(d)(e)(f)
............. 14,745 1
Weekley Homes LLC, 4.88%
,
09/15/28
(c)
................ 3,099 2,956,927
Wells Fargo & Co.
2.00%, 07/28/25
(b)
........... GBP 9,000 11,067,898

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.01%),
2.16%, 02/11/26
(a)
......... USD 8,645 $ 8,618,634
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(a)(b)
.. GBP 11,300 13,635,358
(3-mo. EURIBOR + 0.70%), 3.90%,
07/22/28
(a)(b)
............. EUR 13,100 13,539,198
(3-mo. EURIBOR + 1.22%), 3.90%,
07/22/32
(a)(b)
............. 11,500 12,233,716
(1-day SOFR + 1.38%), 5.21%,
12/03/35
(a)
.............. USD 21,941 21,347,912
Western Digital Corp., 4.75%
,
02/15/26 800 792,288
Westlake Corp., 3.38%
,
08/15/61 ... 5,830 3,499,053
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(c)
........... 4,119 3,963,403
Williams Scotsman, Inc., 7.38%
,
10/01/31
(c)
................ 103 105,983
WMG Acquisition Corp., 3.88%
,
07/15/30
(c)
................ 550 501,151
WRKCo, Inc.
3.75%, 03/15/25 ............ 4,000 3,989,402
3.90%, 06/01/28 ............ 100 96,447
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ............ 3,138 3,005,490
7.13%, 02/15/31 ............ 2,590 2,697,252
Xerox Holdings Corp.
(c)
5.50%, 08/15/28 ............ 5,573 4,780,379
8.88%, 11/30/29 ............ 759 681,339
XHR LP, 4.88%
,
06/01/29
(c)
....... 1,125 1,061,322
Yum! Brands, Inc.
3.63%, 03/15/31 ............ 2,150 1,900,721
5.38%, 04/01/32 ............ 250 242,116
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(c)
................ 7,193 6,633,809
5,433,626,241
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28
(c)
........... 5,171 5,151,609
6.70%, 10/17/28
(b)
........... 793 790,026
6.95%, 10/17/31
(c)
........... 6,536 6,466,588
12,408,223
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(b)
........... 15,565 14,924,324
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%
,
03/01/29
(c)
................ 7,298 7,722,233
Total Corporate Bonds — 36.7%
(Cost: $14,936,434,713) ........................... 14,687,168,460
Fixed Rate Loan Interests
India — 0.1%
Vedanta Holdings Mauritius II Ltd., 1st
Lien Term Loan, 18.00%
,
 04/17/26
(d)
26,366 27,420,266
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 0.00%
,
 11/09/29
(d)
....... GBP 161 2,016
Security
Par (000)
Par (000) Value
Spain — 0.1%
Findango Finance SL, 1st Lien Term
Loan, 7.59%
,
 07/21/25
(d)
....... EUR 45,000 $ 46,613,250
United States — 0.2%
(d)
Amf Mf Portfolio, 1st Lien Term Loan,
6.67%
,
 11/06/28 ............ USD 4,446 4,478,333
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ............ 58,433 58,162,921
OD Intermediate Subi HoldCo
II LLC, 1st Lien Term Loan,
10.00%
,
 04/01/26 ........... 8,957 8,804,578
71,445,832
Total Fixed Rate Loan Interests — 0.4%
(Cost: $147,064,770) ............................. 145,481,364
Floating Rate Loan Interests
Australia — 0.0%
Voyage Australia Pty. Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.38%
,
 07/20/28
(a)(m)
.......... 985 988,426
Austria — 0.0%
Innio Group Holding GmbH, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.96%
,
 11/02/28
(a)
........... EUR 3,000 3,115,878
Belgium — 0.0%
(a)
Finco Utilitas BV, Facility 1st Lien Term
Loan B, 09/26/30
(r)
........... 4,513 4,698,820
QSRP Finco BV, Facility 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 5.25%), 8.03%
,
 06/19/31 . 4,609 4,775,111
9,473,931
Canada — 0.0%
(a)
Air Canada, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
2.00%), 6.34%
,
 03/21/31
(m)
..... USD 1,089 1,092,796
Clarios Global LP, 1st Lien Term Loan
B, (1-mo. EURIBOR at 0.00%
Floor + 3.00%; 3-mo. EURIBOR at
0.00% Floor + 3.00%; + 0.00%),
5.91%
,
 07/16/31 ............ EUR 4,000 4,143,980
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.90%
,
 02/01/29 ............ USD 5,580 5,590,836
Husky Injection Molding Systems
Ltd., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor +
4.50%), 8.78%
,
 02/15/29
(m)
..... 949 956,347
KDC US Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR +
4.50%), 9.07%
,
 08/15/28
(m)
..... 860 864,389
Ontario Gaming GTA LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.58%
,
 08/01/30
(m)
........... 410 410,446

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
WestJet Loyalty LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
 02/14/31
(m)
USD 945 $ 947,733
14,006,527
Cayman Islands — 0.1%
Usavflow II Ltd., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.80%
,
 08/16/29
(a)
(d)
...................... 16,109 16,210,487
Finland — 0.0%
(a)
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B5A, (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.86%
,
 08/05/31 ............ EUR 6,506 6,767,679
Spa Holdings 3 Oy, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.18%
,
 02/04/28 ............ 4,500 4,661,325
11,429,004
France — 0.2%
(a)
Acropole Holding SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.47%
,
 11/16/28 . 3,000 3,114,014
Athena Bidco SAS, 1st Lien Term Loan
B2, 04/15/31
(r)
.............. 2,000 2,078,910
Banijay Group SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
7.03%
,
 03/01/28 ............ 3,000 3,119,763
Care Bidco SAS, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.43%
,
 11/06/28 . 3,000 3,093,566
Casper Bidco SASU, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 4.25%),
7.17%
,
 03/21/31 ............ 4,000 4,153,758
Circet Europe, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.97%
,
 10/13/28 . 4,500 4,642,120
ELSAN SAS, Facility 1st Lien Term
Loan B5, 06/16/28
(r)
.......... 4,000 4,135,445
Financiere Mendel SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.18%
,
 11/08/30 . 4,500 4,671,813
Galileo Global Education Finance
SARL, Facility 1st Lien Term Loan B,
07/14/28
(r)
................. 4,740 4,907,506
Granite France Bidco, 1st Lien Term
Loan B, 10/17/28
(r)
........... 3,000 3,089,588
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3, 08/27/30
(r)
...... 4,353 4,523,783
Holding Socotec, Facility 1st Lien Term
Loan B, 06/02/28
(r)
........... 4,741 4,925,291
HomeVi SAS, 1st Lien Term Loan B,
10/31/29
(r)
................. 4,000 4,133,456
Inovie Group SAS, 1st Lien Term Loan
B, 03/03/28
(r)
............... 2,000 1,969,586
LSF10 Edilians Investments SARL,
Facility 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
3.03%), 6.25%
,
 03/03/28 ...... 3,000 3,069,047
Security
Par (000)
Par (000) Value
France (continued)
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, 12/29/28
(r)
...... EUR 2,000 $ 1,991,090
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 6.34%
,
 02/03/31 . 4,000 4,156,079
Powder Bidco SAS, Facility 1st Lien
Term Loan B, 07/28/28
(r)
....... 4,000 4,159,808
Ramsay Generale De Sante SA, 1st
Lien Term Loan B4, 08/13/31
(r)
... 3,000 3,121,503
SAM Bidco, Facility 1st Lien Term Loan
B6, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.18%
,
 12/13/27 ..... 4,000 4,153,013
SIACI St. Honore SAS, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.22%
,
 11/16/28 ............ 1,000 1,038,005
Tarkett SA, Facility 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 3.45%), 7.12%
,
 04/21/28 ..... 3,979 4,119,658
Trevise Holdings 1 SAS, Facility
1st Lien Term Loan, (1-mo.
EURIBOR at 0.00% Floor + 3.95%),
6.75%
,
 07/09/29 ............ 3,000 3,119,856
Vivalto Sante SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.60%),
6.32%
,
 07/21/28 ............ 2,370 2,445,267
ZF Invest, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.48%),
6.66%
,
 07/12/28 ............ 4,000 4,127,862
88,059,787
Germany — 0.2%
(a)
Aenova Holding GmbH, Facility 1st Lien
Term Loan B, 08/22/31
(r)
....... 1,000 1,040,812
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.81%
,
 04/28/28 ............ 5,673 5,896,517
Athena Bidco GmbH, Facility 1st
Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.72%
,
 04/16/29 ............ 1,818 1,892,442
Blitz 20-487 GmbH, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 2.70%),
5.76%
,
 04/28/28 ............ 3,000 3,104,971
Cheplapharm Arzneimittel GmbH,
Facility 1st Lien Term Loan B,
02/22/29
(r)
................. 2,000 1,984,440
CTEC III GmbH, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.41%
,
 03/16/29 . 3,000 3,096,860
IFCO Management GmbH, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.70%
,
 11/29/29 ............ 4,000 4,156,783
Kleopatra Finco SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
8.13%
,
 02/12/26 ............ 1,000 942,996
Minimax Viking GmbH, Facility 1st Lien
Term Loan B1D, (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
7.22%
,
 07/31/28
(m)
........... USD 989 992,660

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Mosel Bidco SE, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.97%
,
 09/16/30 . EUR 3,000 $ 3,116,624
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.01%
,
 02/21/30 ............ 12,072 12,551,380
Nx Arzneimittel, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.81%
,
 12/15/27 . 1,414 1,464,723
Nx Arzneimittel, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.81%
,
 12/13/27 . 586 606,770
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.85%
,
 10/31/28 ...... 3,713 3,826,535
Speedster Bidco GmbH, 1st Lien Term
Loan B
(r)
 10/17/31 ................. 4,500 4,674,144
 10/17/31
(m)
................ USD 905 906,511
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B5,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.78%
,
 07/16/29 ...... EUR 4,000 4,164,229
Tele Columbus AG, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 0.50%),
0.50%
,
 01/01/29 ............ 4,089 3,462,016
TK Elevator Midco GmbH, Facility 1st
Lien Term Loan B2, 04/30/30
(r)
... 10,138 10,568,952
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, 09/29/28
(r)
....... 4,229 3,765,568
72,215,933
Ireland — 0.1%
(a)
Broom Holdings Bidco Ltd., Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.65%),
6.25%
,
 08/24/28 ............ 4,500 4,663,842
Helios Software Holdings, Inc., 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
7.10%
,
 03/13/28 ............ 3,376 3,490,204
ION Trading Finance Ltd., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 7.60%
,
 03/31/28 . 3,000 3,079,924
Promontoria Beech DAC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.60%
,
 05/17/27
(d)
17,906 18,525,551
Virgin Media Ireland Ltd., Facility
1st Lien Term Loan B1, (1-mo.
EURIBOR at 0.00% Floor + 3.58%),
6.48%
,
 07/13/29 ............ 4,000 4,089,867
33,849,388
Jersey, Channel Islands — 0.1%
(a)(d)
New Look Corp. Ltd., 1st Lien Term
Loan, 16.50%
,
 11/10/27 ....... GBP 319 179,787
Vita Global Finco Ltd., 1st Lien Term
Loan B
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 9.66%, 07/06/27 .... EUR 11,750 9,645,872
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
(Sterling Overnight Index Average
at 0.00% Floor + 7.00%),
11.95%, 07/06/27 ......... GBP 7,194 $ 7,159,905
16,985,564
Luxembourg — 0.3%
AI Monet Luxembourg ParentCo
SARL, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.25%
,
 03/06/31
(a)
........... EUR 4,500 4,663,283
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.36%
,
 09/29/28
(a)
.... 4,000 4,152,930
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A, (6-mo. CME
Term SOFR at 0.00% Floor +
6.75%), 11.00%
,
 09/01/28
(a)(d)
.... USD 14,356 14,446,614
Albea Beauty Holdings SARL, 1st Lien
Term Loan B, 12/31/27
(a)(r)
...... EUR 3,000 3,124,548
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.61%
,
 05/12/28
(a)
........... 3,962 4,084,272
Altice Financing SA, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 8.18%
,
 10/29/27
(a)
4,357 3,755,216
Altice Financing SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 8.18%
,
 10/29/27
(a)
.... 5,756 4,960,740
Chrysaor Bidco SARL, Facility 1st Lien
Term Loan B, 10/31/31
(a)(r)
...... 3,672 3,821,838
Cidron Aida Finco SARL, Facility 1st
Lien Term Loan B, 10/27/31
(a)(r)
... 4,000 4,134,616
Claudius Finance Parent SARL, Facility
1st Lien Term Loan B2, 07/10/28
(a)(r)
4,500 4,669,249
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.31%
,
 08/06/29
(a)
........... 4,000 4,060,532
Connect Finco SARL, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 4.50%),
8.86%, 09/13/29
(a)
......... USD 15,409 13,450,601
Delta 2 (Lux) SARL, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.33%
,
 09/10/31
(a)(m)
600 600,471
Eircom Finco SARL, 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.44%
,
 05/15/29
(a)
.... EUR 4,500 4,672,699
Ephios Subco 3 SARL, Facility 1st Lien
Term Loan B, 04/18/31
(a)(r)
...... 1,000 1,037,259
Froneri International Ltd., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.56%
,
 09/30/31
(a)
5,000 5,170,393
Genesys Cloud Services Holdings II
LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
 12/01/27
(a)(m)
.... USD 627 632,158
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 0.10%
,
 12/29/28
(a)
.. EUR 3,811 815,828

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Jazz Financing Lux SARL, 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.82%
,
 05/05/28
(a)(m)
.......... USD 983 $ 984,924
Liberty Media Corp., 1st Lien Term
Loan, 08/01/31
(a)(m)(r)
.......... 299 299,594
Matador Bidco SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.71%
,
 07/16/29
(a)(m)
.......... 1,500 1,511,520
Motion Finco SARL, Facility 1st Lien
Term Loan B2, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.43%
,
 11/12/29
(a)
........... EUR 3,924 4,018,365
Radar Bidco SARL, 1st Lien Term Loan
B2, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 6.99%
,
 04/04/31
(a)
.... 4,258 4,419,538
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
6.63%
,
 02/26/29
(a)
........... 6,600 6,836,610
Seine Holdco SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.72%
,
 01/11/31
(a)
........... 4,000 4,141,660
Summer BC Bidco B LLC, 1st Lien
Term Loan, (EUR0012M at 0.00%
Floor + 4.50%), 7.97%
,
 01/31/29
(a)
588 612,142
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.42%
,
 01/31/29
(a)
........... 2,412 2,509,641
Tackle SARL, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.91%
,
 05/20/28
(a)
4,400 4,552,909
Telenet International Finance SARL,
1st Lien Term Loan AQ, (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
5.15%
,
 04/30/29
(a)
........... 4,000 4,103,250
116,243,400
Netherlands — 0.2%
Ammega Group BV, Facility 1st Lien
Term Loan B3, 01/01/29
(a)(r)
..... 4,000 4,149,325
Barentz Midco BV, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.68%
,
 03/03/31
(a)
........... 3,000 3,117,898
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.18%
,
 06/29/28
(a)
4,000 4,128,898
Boels Topholding BV, Facility 1st
Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.04%
,
 05/23/31
(a)
........... 4,417 4,599,804
Flutter Entertainment plc, 1st Lien Term
Loan B
 11/25/30
(a)(r)
............... USD 3,838 3,826,089
Fugue Finance BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.16%
,
 01/31/28
(a)
..... EUR 4,000 4,151,770
Median BV, 1st Lien Term Loan,
11.27%
,
 10/14/27
(a)(d)
......... GBP 5,300 6,376,302
Security
Par (000)
Par (000) Value
Netherlands (continued)
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 7.61%
,
 10/14/27
(a)
.... EUR 3,618 $ 3,725,257
Nobian Finance BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 7.02%
,
 07/01/29
(a)
.... 5,928 6,144,934
Peer Holding III BV, Facility 1st Lien
Term Loan B4, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
 10/21/30
(a)(m)
.......... USD 793 796,973
Peer Holding III BV, Facility 1st Lien
Term Loan B6, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.93%
,
 07/01/31
(a)
........... EUR 1,500 1,560,301
Peer Holding III BV, Facility 1st Lien
Term Loan B7, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.93%
,
 11/14/31
(a)
........... 3,000 3,121,130
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.52%
,
 07/12/29
(a)
.... 3,760 3,908,606
Sandy Bidco BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.60%), 6.82%
,
 08/17/29
(a)
3,000 3,080,048
Sigma HoldCo BV, Facility 1st Lien
Term Loan B9, (6-mo. EURIBOR +
4.50%), 8.15%
,
 01/03/28
(a)
..... 10,500 10,875,555
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.04%
,
 06/01/29
(a)
........... 4,708 4,878,655
TMF Sapphire Bidco BV, 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.99%
,
 05/03/28
(a)
4,000 4,154,794
UPC Broadband Holding BV, Facility
1st Lien Term Loan AU, (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
5.40%
,
 04/30/29
(a)
........... 4,500 4,656,570
WP/AP Telecom Holdings IV BV,
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.90%),
6.58%
,
 03/30/29
(a)
........... 4,000 4,162,377
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 5.90%
,
 01/31/29
(a)
..... 4,279 4,379,923
85,795,209
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term
Loan B, (Sterling Overnight Index
Average at 0.00% Floor + 6.00%),
10.95%
,
 11/05/31
(a)(d)
......... GBP 13,000 15,542,339
Norway — 0.0%
Sector Alarm Holding AS, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
7.16%
,
 06/12/29
(a)
........... EUR 4,535 4,723,588

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.3%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.25%
,
 02/27/30 ............ EUR 4,042 $ 4,127,917
Boluda Towage SL, Facility 1st Lien
Term Loan B3, 01/31/30
(r)
...... 4,513 4,699,053
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.46%
,
 06/13/31 . 4,746 4,934,823
Lorca Finco plc, Facility 1st Lien Term
Loan B3, 03/25/31
(r)
.......... 29,473 30,631,130
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.64%
,
 12/31/29 ............ 8,528 8,838,522
Promontoria Challenger I SA, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
5.65%
,
 07/21/25
(d)
........... 21,959 22,632,357
Sirocco Lux SA, 1st Lien Term Loan A,
(3-mo. EURIBOR at 0.00% Floor +
3.90%), 7.11%
,
 02/28/26
(d)
..... 28,400 29,417,807
105,281,609
Sweden — 0.0%
(a)
Eleda Management AB, Delayed Draw
1st Lien Term Loan, 04/02/31
(r)
... 120 124,614
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.72%
,
 04/03/31 ............ 3,333 3,467,646
Quimper AB, Facility 1st Lien Term
Loan B, 03/29/30
(r)
........... 4,000 4,153,178
Verisure Holding AB, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.72%
,
 03/27/28 ............ 3,000 3,115,008
10,860,446
United Kingdom — 0.7%
(a)
Bellis Acquisition Co. plc, Facility 1st
Lien Term Loan B, 05/09/31
(r)
.... 3,000 3,028,556
Belron Finance US LLC, 1st Lien Term
Loan, 10/16/31
(r)
............ 13,677 14,208,034
Cabot Securitisation UK Ltd., 1st Lien
Term Loan, 01/18/30
(d)(r)
....... GBP 35,000 43,816,492
CD&R Firefly Bidco plc, 1st Lien Term
Loan B4, 06/21/28
(r)
.......... EUR 3,000 3,124,890
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B8, 06/21/28
(r)
...... GBP 4,475 5,588,247
City Football Group Ltd., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.47%
,
 07/22/30
(m)
........... USD 995 990,443
Eagle 4 Ltd., 1st Lien Term Loan B2,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.43%
,
 07/12/28 ...... EUR 5,500 5,711,418
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.36%
,
 03/20/28 . 8,283 8,531,726
Edge Finco plc, 1st Lien Term Loan B,
08/04/31
(r)
................. 4,000 4,136,481
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Element Materials Technology Group
US Holdings, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.43%
,
 07/06/29 . EUR 4,000 $ 4,154,421
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.93%
,
 06/30/28 ............ 4,000 4,149,449
Entain plc, Facility 1st Lien Term
Loan B3, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.08%
,
 10/31/29
(m)
........... USD 810 811,391
HNVR HoldCo Ltd., 1st Lien Term Loan
D2, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 7.05%
,
 09/12/27 ..... EUR 4,667 4,849,387
INEOS Finance plc, 1st Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
4.00%), 6.98%, 02/07/31 .... 3,000 3,107,550
(1-mo. EURIBOR at 0.00% Floor +
3.50%), 6.36%, 06/23/31 .... 9,036 9,359,872
INEOS Quattro Holdings Ltd., Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.36%
,
 04/03/29 ............ 11,295 11,686,985
Ineos US Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.61%
,
 02/18/30
(m)
........... USD 963 966,024
Inspired Finco Holdings Ltd., Facility
1st Lien Term Loan B5A, (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.86%
,
 02/28/31 ............ EUR 4,000 4,167,266
ION Analytics, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.68%
,
 02/16/28 ...... 3,000 3,101,335
Leased & Tenented Pubs 1 Ltd., 1st
Lien Term Loan, 10/01/31
(d)(r)
.... GBP 4,054 5,087,891
Lernen Bidco Ltd., 1st Lien Term Loan
B2, 04/24/29
(r)
.............. EUR 4,000 4,159,891
Magnavale Holdings Ltd., Facility Term
Loan, (3-mo. SONIA at 0.00% Floor
+ 3.75%), 8.67%
,
 04/12/28
(d)
.... GBP 30,990 38,805,953
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, 11/04/30
(r)
.......... EUR 8,650 8,945,856
Mercia, 1st Lien Term Loan A-1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.35%
,
 04/08/26
(d)
........... GBP 9,371 11,731,923
Mercia, 1st Lien Term Loan A-2, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.35%
,
 04/08/26
(d)
........... 28,574 35,771,913
Mercia, 1st Lien Term Loan B-1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.58%
,
 04/08/26
(d)
........... 1,646 2,060,580
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.18%),
6.86%
,
 12/15/28 ............ EUR 5,000 5,150,868
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Sterling
Overnight Index Average at 0.00%
Floor + 5.75%), 5.75%
,
 11/27/31
(d)
GBP 2,286 2,832,870
Platform Bidco Ltd., 1st Lien Term Loan
B, 09/29/28
(r)
............... EUR 3,000 3,104,629

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Restaurant Brands Iberia SA, Facility
1st Lien Term Loan B, 10/19/28
(r)
. EUR 3,500 $ 3,631,385
Rubix Group Finco Ltd., 1st Lien Term
Loan B, 09/29/28
(r)
........... 4,000 4,146,010
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 6.50%),
8.66%
,
 10/10/29
(d)
........... 2,270 2,351,405
Synlab Bond plc, Facility 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 6.18%
,
 07/01/27 . 3,230 3,346,529
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z, (1-mo.
EURIBOR at 0.00% Floor + 3.43%),
6.33%
,
 10/15/31 ............ 4,000 4,149,739
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, 07/16/29
(r)
....... 3,461 3,614,319
274,381,728
United States — 3.3%
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan B1, 12/21/28
(a)(m)(r)
USD 993 995,301
Action Environmental Group, Inc.
(The), 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 8.35%
,
 10/24/30
(a)(d)(m)
... 570 575,928
ADMI Corp., 1st Lien Term Loan,
12/23/27
(a)(m)(r)
.............. 495 483,513
AHP Health Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.11%
,
 08/24/28
(a)(m)
.......... 879 886,697
AI Aqua Merger Sub, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.05%
,
 07/31/28
(a)(m)
.......... 1,330 1,329,832
AlixPartners LLP, 1st Lien Term Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.68%, 02/04/28 .... EUR 4,335 4,493,697
(1-mo. CME Term SOFR at
0.50% Floor + 2.50%),
6.97%, 02/04/28
(m)
......... USD 613 615,230
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.11%
,
 09/19/31
(a)(m)
.......... 993 994,061
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.21%
,
 05/12/28
(a)
........... 13,212 13,243,622
AllSpring Buyer LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.44%
,
 11/01/30
(a)(m)
.......... 987 987,589
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.23%
,
 12/21/27
(a)(d)
21,026 20,711,016
Altafiber Virginia LLC, 1st Lien Term
Loan B4, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.11%
,
 11/22/28
(a)(m)
.......... 997 1,002,244
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(a)
35,591 34,300,748
Security
Par (000)
Par (000) Value
United States (continued)
Alterra Mountain Co., 1st Lien Term
Loan B7, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.36%
,
 05/31/30
(a)(m)
.......... USD 461 $ 463,766
Amentum Holdings, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.25%),
6.61%, 09/29/31
(a)
......... 35,713 35,564,077
American Airlines, Inc., 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.96%
,
 06/04/29
(a)(m)
.......... 990 990,822
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
9.01%
,
 12/30/27
(a)
........... 3,145 3,158,881
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor
+ 3.00%; 3-mo. CME Term SOFR
at 0.50% Floor + 3.00%; 6-mo.
CME Term SOFR at 0.50% Floor
+ 3.00% at 0.50% Floor + 0.00%),
7.45%
,
 12/13/29
(a)(m)
.......... 975 982,738
AmWINS Group, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
6.72%
,
 02/21/28
(a)(m)
.......... 1,101 1,104,198
Amynta Agency Borrower, Inc., 1st Lien
Term Loan B, 0.00%
,
 12/06/31
(a)(m)
548 547,456
Anticimex Global AB, 1st Lien Term
Loan B6, (1-day SOFR at 0.50%
Floor + 3.40%), 3.40%
,
 11/16/28
(a)(m)
119 119,844
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR +
4.50%), 9.57%
,
 06/23/28
(a)(m)
.... 463 465,702
Arsenal AIC Parent LLC, 1st Lien Term
Loan B
(1-mo. CME Term SOFR at
0.00% Floor + 3.25%),
7.61%, 08/19/30
(a)
......... 1,826 1,839,060
Ascend Learning LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.96%
,
 12/11/28
(a)(m)
.......... 995 999,229
AssuredPartners, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.07%
,
 02/14/31
(a)(m)
.......... 995 996,291
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.86%
,
 08/01/28
(a)
..... 92 77,680
AZEK Group LLC (The), 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.00%),
6.36%
,
 09/26/31
(a)(m)
.......... 1,032 1,035,644
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
 05/26/31
(a)(m)
.... 476 478,585

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bally's Corp., Facility 1st Lien Term
Loan B
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.14%, 10/02/28
(a)
......... USD 30,526 $ 28,804,983
Barnes Group, Inc., Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.86%
,
 08/30/30
(a)(m)
.......... 491 491,362
Barracuda Networks, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.09%
,
 08/15/29
(a)(m)
.......... 990 913,311
Bausch & Lomb, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.25%),
7.69%, 05/10/27
(a)
......... 31,487 31,577,341
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (US Prime
Rate at 0.75% Floor + 3.00%),
10.75%
,
 06/09/28
(a)
.......... 9,952 9,548,926
Belron Finance US LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.27%
,
 10/16/31
(a)
........... 10,899 10,987,291
Bleriot US Bidco, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
 10/31/30
(a)(m)
.......... 1,202 1,207,566
Boost Newco Borrower LLC, 1st Lien
Term Loan B1
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.83%, 01/31/31
(a)
......... 12,781 12,831,555
Boxer Parent Co., Inc., 1st Lien Term
Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.06%, 07/03/31 .... EUR 9,552 9,941,141
(3-mo. CME Term SOFR at
0.00% Floor + 3.75%),
8.34%, 07/30/31
(m)
......... USD 1,430 1,440,905
Brand Industrial Services, Inc., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.07%
,
 08/01/30
(a)(m)
.......... 1,084 1,052,101
Broadstreet Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.57%
,
 06/16/31
(a)(m)
.......... 998 999,944
BSREP II Houston Office 1HC Owner
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.21%), 6.61%
,
 01/09/25
(a)(d)
.... 30,825 13,561,407
CACI International, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.30%
,
 10/17/31
(a)(m)
.......... 150 150,095
Caesars Entertainment, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.61%
,
 02/06/30
(a)(m)
.......... 827 826,286
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Entertainment, Inc., 1st Lien
Term Loan B1
(1-mo. CME Term SOFR at
0.50% Floor + 2.25%),
6.61%, 02/06/31
(a)
......... USD 19,468 $ 19,474,057
Calpine Construction Finance Co.
LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 07/19/30
(a)(m)
.... 1,215 1,211,169
Cambrex Corp., Facility 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.96%
,
 12/04/26
(a)(m)
.......... 993 991,494
Camelot US Acquisition LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.11%
,
 01/31/31
(a)(m)
.......... 899 897,356
Carnival Corp., 1st Lien Term Loan
(a)(m)
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.11%, 08/09/27 351 352,389
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.11%, 10/18/28 232 232,711
Cast & Crew LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.11%
,
 12/29/28
(a)(m)
.......... 963 931,975
Central Parent LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
 07/06/29
(a)(m)
.......... 1,494 1,471,532
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.27%
,
 02/06/29
(a)(m)
.......... 382 360,923
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.78%
,
 12/15/31
(a)
..... 2,010 2,003,843
Charter Next Generation, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.53%
,
 11/29/30
(a)(m)
.......... 1,258 1,263,129
Chemours Co. (The), 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.57%
,
 08/18/28
(a)(m)
.......... 918 921,456
Chemours Co. (The), 1st Lien Term
Loan B3, 08/18/28
(a)(r)
......... EUR 8,000 8,297,158
CHG Healthcare Services, Inc., 1st Lien
Term Loan
(a)(m)
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.44%, 09/29/28 USD 985 987,271
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.28%, 09/29/28 304 306,082
Chobani LLC, 1st Lien Term Loan
(a)(m)
(1-mo. CME Term SOFR at 1.00%
Floor + 3.25%), 7.72%, 10/25/27 494 497,012
(1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.11%, 10/25/27 507 510,524
Chromalloy Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.35%
,
 03/27/31
(a)(m)
1,370 1,369,814

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Citadel Securities LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.33%
,
 10/31/31
(a)(m)
.......... USD 993 $ 994,753
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.31%
,
 03/21/31
(a)(m)
.......... 2,003 2,007,151
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B
(a)
 03/30/29
(r)
................ EUR 3,248 3,371,582
(1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.02%, 03/30/29 USD 8,797 8,816,165
Clover Holdings 2 LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.43%
,
 11/03/31
(a)(m)
.......... 995 1,004,950
Clue Opco LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 9.09%
,
 12/19/30
(a)(m)
929 931,546
Clydesdale Acquisition Holdings, Inc.,
1st Lien Term Loan B, 04/13/29
(a)(r)
17,651 17,669,834
Cobham Ultra US Co-Borrower LLC, 1st
Lien Term Loan, (6-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.24%
,
 08/03/29
(a)(m)
.......... 1,386 1,379,136
Conair Holdings LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.22%
,
 05/17/28
(a)
........... 2,262 2,025,590
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.09%
,
 09/29/28
(a)
18,865 18,963,471
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.51%
,
 10/15/29
(a)(m)
.......... 1,000 1,000,250
Core & Main LP, 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.38%
,
 02/10/31
(a)(m)
762 763,673
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 9.62%),
14.13%
,
 07/30/28
(a)(d)
......... 55,810 55,882,678
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.43%
,
 05/16/29
(a)(d)
......... 37,146 36,867,362
Cornerstone Building Brands, Inc., 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.75%
,
 04/12/28
(a)
........... 11,968 11,402,708
Cotiviti, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.55%
,
 05/01/31
(a)(m)
1,293 1,298,416
CPM Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.05%
,
 09/28/28
(a)(m)
.......... 310 299,886
Security
Par (000)
Par (000) Value
United States (continued)
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.85%
,
 08/07/31
(a)
........... USD 11,375 $ 11,446,587
Creative Artists Agency LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.11%
,
 10/01/31
(a)(m)
.......... 269 269,577
Crocs, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%; 3-mo. CME Term SOFR at
0.50% Floor + 2.25% at 0.50% Floor
+ 0.00%), 6.82%
,
 02/19/29
(a)(m)
... 424 425,479
CSC Holdings LLC, 1st Lien Term
Loan B5, (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.17%
,
 04/15/27
(a)
........... 4,246 3,911,121
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
 01/31/30
(a)(d)(m)
... 998 1,007,475
CVR Energy, Inc., 1st Lien Term Loan
B, 12/30/27
(a)(d)(r)
............ 15,060 15,060,000
Dave & Buster's, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.81%
,
 06/29/29
(a)(m)
.......... 774 758,604
Dayforce, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
 02/28/31
(a)(d)
(m)
...................... 260 260,993
Dealer Tire Financial LLC, 1st Lien
Term Loan B4, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.86%
,
 07/02/31
(a)(m)
.......... 1,491 1,491,236
Deerfield Dakota Holding LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 3.75%),
8.08%
,
 04/09/27
(a)(m)
.......... 995 971,165
Delta Topco, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.20%
,
 11/30/29
(a)(m)
997 1,004,726
Derby Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.02%
,
 11/01/30
(a)(m)
517 518,385
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.71%
,
 12/21/28
(a)
........... 6,140 5,956,154
DIRECTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.85%
,
 08/02/27
(a)
........... 3,577 3,582,935
DIRECTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.10%
,
 08/02/29
(a)(m)
......... 861 844,709
Discovery Purchaser Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.38%),
8.95%
,
 10/04/29
(a)(m)
.......... 275 276,469

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Dun & Bradstreet Corp. (The), 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.59%
,
 01/18/29
(a)(m)
.......... USD 987 $ 987,445
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.61%
,
 10/31/31
(a)(m)
.......... 1,050 1,053,614
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.61%
,
 10/31/31
(a)(m)
.......... 399 400,853
Eastman Chemical, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.84%
,
 11/01/28
(a)
4,430 3,377,675
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
 08/30/30
(a)
........... 21,973 22,068,926
EIS Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.36%
,
 07/08/28
(a)(d)
28,919 27,727,131
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
11.36%
,
 07/10/28
(a)(d)
......... 2,892 2,772,713
Elanco Animal Health, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.40%
,
 08/02/27
(a)(m)
.......... 674 672,450
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.08%
,
 06/22/29
(a)(m)
.......... 987 991,730
Ellucian Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.36%
,
 10/09/29
(a)(m)
.......... 806 810,489
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.92%
,
 12/29/27
(a)(d)
......... 7,438 5,801,557
EMRLD Borrower LP, 1st Lien
Term Loan B, (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.93%
,
 05/31/30
(a)(m)
.......... 1,492 1,496,865
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, 05/19/28
(a)(r)
.. EUR 3,990 4,148,219
Ensemble RCM LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.59%
,
 08/01/29
(a)(m)
.......... USD 972 977,857
EP Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.09%
,
 11/06/28
(a)(m)
985 978,813
Examworks Bidco, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.11%
,
 11/01/28
(a)(m)
.......... 990 992,698
Security
Par (000)
Par (000) Value
United States (continued)
Fanatics Commerce Intermediate
Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.72%
,
 11/23/28
(a)(d)
(m)
...................... USD 1,500 $ 1,496,250
Fertitta Entertainment LLC, 1st Lien
Term Loan B
(1-mo. CME Term SOFR at
0.50% Floor + 3.50%),
7.86%, 01/29/29
(a)
......... 30,226 30,313,219
First Advantage Holdings LLC, 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.61%
,
 10/31/31
(a)(m)
.......... 1,000 1,009,690
First Brands Group LLC, 1st Lien Term
Loan, 03/30/27
(a)(d)(r)
.......... EUR 8,708 8,659,055
Fleet Midco I Ltd., 1st Lien Term
Loan B2, (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.58%
,
 02/21/31
(a)(d)(m)
......... USD 935 939,302
Fortrea Holdings, Inc., 1st Lien
Term Loan B, (6-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.49%
,
 07/01/30
(a)(d)(m)
......... 307 309,712
Fortress Intermediate 3, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
 06/27/31
(a)(m)
.......... 998 999,375
Foundation Building Materials, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
9.25%
,
 01/29/31
(a)(m)
.......... 1,481 1,455,463
Gainwell Acquisition Corp., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.43%
,
 10/01/27
(a)(m)
.......... 992 958,899
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.94%
,
 11/12/26
(a)(d)
27,591 27,488,913
Gemini HDPE LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85%
,
 12/31/27
(a)(m)
481 482,729
Genuine Financial Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.36%
,
 09/27/30
(a)(m)
.......... 970 979,422
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8, 11/09/29
(a)(m)(r)
.... 174 173,650
GOAT Holdco LLC, 1st Lien Term Loan
B, 12/10/31
(a)(r)
.............. 12,791 12,784,604
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.22%
,
 05/01/28
(a)(m)
.......... 997 944,234
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.30%, 04/30/28
(a)
......... 7,537 5,379,104
Grifols Worldwide Operations USA,
Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.74%
,
 11/15/27
(a)(m)
.... 683 679,027

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Grinding Media, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.02%
,
 10/12/28
(a)(m)
.......... USD 987 $ 991,024
Gulfside Supply, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
 06/17/31
(a)(m)
.......... 1,007 1,010,371
Hanesbrands, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.11%
,
 03/08/30
(a)(d)
(m)
...................... 221 222,815
Helios Software Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.09%
,
 07/18/30
(a)(m)
.......... 717 720,214
Herschend Entertainment Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.36%
,
 08/28/28
(a)
........... 3,680 3,690,640
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 6.09%
,
 11/08/30
(a)(m)
.... 276 277,209
Hilton Garden Inn, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.40%
,
 05/31/29
(a)(d)
29,100 29,262,937
Hilton Grand Vacations Borrower LLC,
1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.86%, 08/02/28 2,454 2,460,855
(1-mo. CME Term SOFR at
0.00% Floor + 2.25%),
6.82%, 01/17/31
(m)
......... 654 655,490
HLP Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor + 3.55%), 8.03%
,
 09/09/26
(a)(d)
25,700 25,700,000
HomeServe USA Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.37%
,
 10/21/30
(a)(m)
.......... 1,440 1,440,011
HP LQ Investment LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.22%
,
 12/09/26
(a)(d)
.......... 24,543 24,543,271
Hrni Holdings LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.61%
,
 12/11/28
(a)
30,406 30,278,958
HUB International Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.37%
,
 06/20/30
(a)(m)
.......... 995 999,975
Hunter Douglas, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.02%
,
 02/25/29
(a)(m)
.......... 1,492 1,488,655
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.35%
,
 10/25/28
(a)(d)
......... 4,342 3,473,869
Icon Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.52%
,
 11/13/31
(a)
29,083 29,164,723
Security
Par (000)
Par (000) Value
United States (continued)
Indy US Bidco LLC, 1st Lien Term Loan,
03/06/28
(a)(r)
............... EUR 4,489 $ 4,664,923
INEOS Enterprises Holdings US Finco
LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 8.36%
,
 07/07/30
(a)(m)
.... USD 990 991,238
Informatica LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
 10/27/28
(a)(m)
995 998,198
Innio North America Holding, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.90%
,
 11/02/28
(a)(m)
.......... 659 661,894
Interface Security Systems LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
12.79%
,
 08/07/28
(a)(d)
......... 18,076 8,992,610
IRB Holding Corp., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.86%
,
 12/15/27
(a)(m)
997 997,713
Iridium Satellite LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
6.61%
,
 09/20/30
(a)(m)
.......... 1,127 1,121,327
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.47%
,
 04/26/28
(a)
........... 7,829 7,865,952
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.22%
,
 10/04/28
(a)
........... 5,977 5,987,700
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.34%
,
 10/17/30
(a)(m)
.......... 661 664,591
Jump Financial LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.09%
,
 08/07/28
(a)(d)(m)
......... 989 983,565
KBR, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 01/17/31
(a)(m)
.... 306 306,100
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.52%
,
 08/11/28
(a)(m)
.......... 205 207,141
Level 3 Financing, Inc., 1st Lien Term
Loan B1, 04/16/29
(a)(r)
......... 24,150 24,591,216
Life Time, Inc., 1st Lien Term Loan
 10/22/31
(a)(r)
............... 8,935 8,959,571
Light & Wonder International, Inc.,
1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.63%
,
 04/16/29
(a)(m)
.... 990 992,634
LSF11 A5 HoldCo LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.97%
,
 10/16/28
(a)(m)
.......... 995 999,859
Lummus Technology Holdings V LLC,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
 12/31/29
(a)(m)
.... 987 993,967

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
M6 ETX Holdings II Midco LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.96%
,
 09/19/29
(a)(m)
.......... USD 985 $ 988,225
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.62%
,
 10/19/27
(a)(m)
.......... 983 976,707
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.11%, 06/05/28
(a)
........ 8,263 6,129,368
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.75% Floor + 3.50%),
7.86%, 05/04/28
(a)
......... 5,118 5,147,019
McAfee Corp., 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.56%
,
 03/01/29
(a)
..... EUR 3,439 3,553,742
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.80%
,
 03/01/29
(a)
USD 24,836 24,829,418
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.69%
,
 11/01/29
(a)
.......... 3,210 1,605,000
Medline Borrower LP, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 2.25%),
6.61%, 10/23/28
(a)
......... 42,123 42,236,605
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.82%
,
 05/03/28
(a)(m)
1,486 1,485,970
Mitchell International, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.61%
,
 06/17/31
(a)(m)
.......... 998 996,682
Momentive Performance Materials,
Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
4.00%), 8.36%
,
 03/29/28
(a)(m)
.... 985 994,812
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan,
(3-mo. CME Term SOFR + 6.00%),
10.33% (10.33% Cash or 10.33%
PIK),  02/16/29
(a)(d)(q)
.......... 670 664,351
Montage Hotels & Resorts LLC, Term
Loan, (3-mo. CME Term SOFR +
6.00%), 10.33% (10.33% Cash or
10.33% PIK),  02/16/29
(a)(d)(q)
..... 12,063 11,958,326
Motion Finco SARL, Facility 1st Lien
Term Loan B3, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
 11/13/29
(a)(m)
.......... 1,493 1,473,853
MPH Acquisition Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.03%
,
 09/01/28
(a)(m)
.......... 495 418,935
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(a)(r)
............... 3,002 1,965,790
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.70%
,
 01/24/30
(a)
USD 943 $ 312,369
Neon Maple US Debt Mergersub, Inc.,
1st Lien Term Loan B1, 11/17/31
(a)(m)
(r)
....................... 1,000 1,000,940
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 8.22%
,
 04/11/29
(a)
EUR 2,000 1,973,294
NGL Energy Operating LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.11%
,
 02/03/31
(a)(m)
.......... USD 414 414,564
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan
(12-mo. CME Term SOFR
at 0.00% Floor + 4.50%),
8.33%, 07/25/31
(a)(d)
........ 6,399 6,446,992
Oculus Acquisition Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.09%
,
 11/08/27
(a)(m)
.......... 510 512,573
Olaplex, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.96%
,
 02/16/29
(a)
12,486 11,791,933
Oldcastle BuildingEnvelope, Inc., 1st
Lien Term Loan B, (6-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.50%
,
 04/30/29
(a)(m)
.......... 985 973,019
Olympus Water US Holding Corp., 1st
Lien Term Loan B5
(a)
7.34%, 06/20/31 ............ 7,411 7,426,897
 06/23/31
(r)
................ EUR 5,362 5,565,365
OMNIA Partners LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.37%
,
 07/25/30
(a)(m)
.......... USD 941 944,482
OneDigital Borrower LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.61% -
8.49%
,
 07/02/31
(a)(m)
.......... 995 996,274
Organon & Co., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.74%
,
 05/19/31
(a)(m)
617 617,771
Organon & Co., 1st Lien Term Loan B,
12/22/31
(a)(r)
............... EUR 2,895 3,007,615
Osaic Holdings, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
 08/17/28
(a)(m)
.......... USD 1,396 1,400,255
Ovation Parent, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.10%
,
 04/19/31
(a)(m)
.......... 277 278,866
Pai HoldCo, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.60%
,
 10/28/27
(a)
4,894 4,121,674
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.11%
,
 12/28/27
(a)
........... 2,057 2,002,670
Peraton Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.21%
,
 02/01/28
(a)(m)
463 430,371

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.21%
,
 02/11/28
(a)(m)
USD 1,235 $ 1,228,514
Phoenix Guarantor, Inc., 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.86%
,
 02/21/31
(a)(m)
.......... 993 995,123
Planet US Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.52%
,
 02/07/31
(a)(m)
.......... 956 963,366
Playtika Holding Corp., Facility 1st Lien
Term Loan B1, 03/13/28
(a)(m)(r)
.... 995 996,586
Polaris Newco LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.85%
,
 06/02/28
(a)(m)
.......... 995 995,873
Precision Medicine Group LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.70%
,
 11/18/27
(a)(m)
.......... 990 988,163
Preferred SPV Borrower, 1st Lien Term
Loan B, (12-mo. CME Term SOFR +
5.00%), 9.17%
,
 06/30/31
(a)(d)
.... 2,599 2,605,312
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.52%
,
 10/15/30
(a)(m)
.... 1,353 1,355,338
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 10/28/30
(a)(m)
.... 961 966,305
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan B,
10/28/30
(a)(r)
............... 7,997 8,043,223
Proofpoint, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.36%
,
 08/31/28
(a)(m)
995 999,097
Quartz Acquireco LLC, 1st Lien Term
Loan B1
(3-mo. CME Term SOFR at
0.00% Floor + 2.75%),
7.08%, 06/28/30
(a)(d)
........ 9,349 9,407,540
Raven Acquisition Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.61%
,
 10/24/31
(a)(m)
.......... 440 440,521
RealPage, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
 04/24/28
(a)(m)
995 991,924
Redstone Holdco 2 LP, 1st Lien Term
Loan
(a)
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.60%, 04/27/28 20,009 11,816,024
(3-mo. CME Term SOFR at 0.00%
Floor + 7.75%), 12.60%, 04/27/29 10,460 4,752,815
Refficiency Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.96%
,
 12/16/27
(a)(m)
.......... 876 878,604
Reworld Holding Corp., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
7.02%
,
 11/30/28
(a)(m)
.......... 1,872 1,874,477
Security
Par (000)
Par (000) Value
United States (continued)
Reworld Holding Corp., 1st Lien
Term Loan C, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
7.02%
,
 11/30/28
(a)(m)
.......... USD 103 $ 102,945
Robertshaw US Holding Corp., 1st Lien
Term Loan, 0.00%
,
 02/28/27
(a)(d)
.. 4,760 47,600
Rocket Software, Inc., 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 4.25%), 7.11%
,
 11/28/28
(a)
EUR 4,000 4,152,018
Roper Industrial Products Investment
Co. LLC, 1st Lien Term Loan D,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.19%
,
 11/22/29
(a)(m)
USD 997 999,209
Sabre GLBL, Inc., 1st Lien Term Loan
B1
(a)
(1-mo. CME Term SOFR at 0.50%
Floor + 0.11%), 7.97%, 12/17/27 1,787 1,733,807
 11/15/29
(r)
................ 4,479 4,445,636
Sabre GLBL, Inc., 1st Lien Term Loan
B2
(a)(r)
 12/17/27 ................. 2,817 2,732,966
 06/30/28 ................. 7,221 7,019,464
Signia Aerospace LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
0.50% Floor + 3.00%),
7.40%, 11/21/31
(a)
......... 14,252 14,225,222
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
7.33%
,
 10/25/26
(a)(d)
.......... 19,245 19,134,609
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.36%
,
 09/11/29
(a)(d)
......... 43,531 43,531,000
Solera LLC, 1st Lien Term Loan, (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.86%
,
 06/02/28
(a)
........... EUR 2,992 2,983,711
Sotera Health Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.84%
,
 05/30/31
(a)(m)
.......... USD 998 998,128
Star Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
 09/27/30
(a)(m)
993 968,432
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.38%
,
 03/14/31
(a)
........... 7,635 7,638,203
Summit Acquisition, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.08%
,
 10/16/31
(a)(d)(m)
......... 390 391,950
Surgery Center Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.09%
,
 12/19/30
(a)(m)
.......... 303 304,772
Terranea Resort, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.35%), 8.90%
,
 01/01/28
(a)(d)
16,500 16,500,000
TK Elevator Midco GmbH, 1st Lien
Term Loan C, (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.59%
,
 04/30/30
(a)(m)
.......... 985 991,625

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Topgolf Callaway Brands Corp., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.36%
,
 03/18/30
(a)(m)
.......... USD 945 $ 939,741
TransDigm, Inc., 1st Lien Term Loan J
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.83%, 02/28/31
(a)
......... 6,193 6,201,739
TransDigm, Inc., 1st Lien Term Loan L
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.83%, 01/19/32
(a)
......... 14,085 14,106,672
Triton Water Holdings, Inc., 1st Lien
Term Loan
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.12%, 03/31/28
(a)
......... 4,569 4,599,155
Truist Insurance Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
 05/06/31
(a)(m)
.......... 523 523,469
UKG, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.62%
,
 02/10/31
(a)(m)
.... 990 996,226
UPC Financing Partnership, Facility
1st Lien Term Loan AX, (1-mo.
CME Term SOFR at 0.00% Floor +
2.93%), 7.44%
,
 01/31/29
(a)(m)
.... 913 916,329
USI, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR + 2.25%),
6.85%
,
 09/27/30
(a)(m)
.......... 1,296 1,292,916
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.48%
,
 01/22/29
(a)
7,568 6,981,425
VC GB Holdings I Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.09%
,
 07/23/28
(a)(m)
.......... 987 986,517
Verde Purchaser LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.50%),
8.83%
,
 11/30/30
(a)(m)
.......... 494 494,890
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.78%
,
 08/20/25
(a)
........... 13,821 12,915,525
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00%
Floor + 12.50%), 16.93%
,
 06/30/31
(a)
(d)
...................... 5,970 5,940,160
Vertiv Group Corp., 1st Lien Term
Loan B3, (1-mo. CME Term
SOFR at 0.75% Floor + 1.75%),
6.19%
,
 03/02/27
(a)(m)
.......... 434 434,004
Vestis Corp., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.76%
,
 02/24/31
(a)(m)
1,051 1,051,783
Viasat, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.06%
,
 05/30/30
(a)(m)
.... 462 411,748
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.76%
,
 01/31/29
(a)(m)
.......... 1,000 993,440
Security
Par (000)
Par (000) Value
United States (continued)
Virtusa Corp., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.82%
,
 02/15/29
(a)(m)
USD 985 $ 990,735
VS Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.12%
,
 04/14/31
(a)(m)
992 998,534
W.R. Grace Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.85%
,
 09/22/28
(a)(m)
.......... 990 997,714
Wand NewCo 3, Inc., 1st Lien Term
Loan
(a)
 01/30/31
(r)
................ 10,884 10,917,079
(3-mo. CME Term SOFR at
0.00% Floor + 3.25%),
7.85%, 01/30/31
(m)
......... 1,238 1,241,698
Waystar Technologies, Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.75%),
7.32%, 10/22/29
(a)
......... 513 514,453
WEC US Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.80%
,
 01/27/31
(a)(m)
.......... 1,348 1,347,340
WEX, Inc., 1st Lien Term Loan B2,
(12-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.92% -
6.32%
,
 04/03/28
(a)(m)
.......... 970 968,613
Whatabrands LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.86%
,
 08/03/28
(a)(m)
373 373,483
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.82%
,
 10/19/29
(a)(m)
.... 2,000 2,001,660
Wilsonart LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.58%
,
 08/05/31
(a)(m)
998 998,627
Windsor Holdings III LLC, 1st Lien Term
Loan B, 08/01/30
(a)(r)
.......... EUR 3,000 3,114,200
Woof Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.34%
,
 12/21/27
(a)
........... USD 3,175 1,996,305
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.50% Floor + 4.00% +
4.00%), 8.36%
,
 11/19/29
(a)
..... 5,398 5,383,272
Zayo Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
6.11%
,
 03/09/27
(a)
........... EUR 1,990 1,931,335
Zelis Payments Buyer, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.84%
,
 11/26/31
(a)(m)
.......... USD 985 987,463

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ziggo Financing Partnership, 1st Lien
Term Loan I, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.01%
,
 04/28/28
(a)(m)
.......... USD 1,000 $ 994,630
1,336,380,934
Total Floating Rate Loan Interests — 5.5%
(Cost: $2,321,001,732) ........................... 2,215,544,178
Foreign Agency Obligations
Argentina — 0.1%
YPF SA
6.95%, 07/21/27
(b)
........... 5,000 4,882,800
9.50%, 01/17/31
(c)
........... 15,201 16,142,094
21,024,894
Australia — 0.1%
NBN Co. Ltd., 5.00%
,
08/28/31
(b)
... AUD 15,000 9,281,186
Treasury Corp. of Victoria, 5.00%
,
11/20/40 .................. 11,708 6,773,967
16,055,153
Chile — 0.0%
Banco del Estado de Chile, 2.70%
,
01/09/25
(b)
................ USD 1,242 1,238,522
Empresa Nacional del Petroleo
(c)
6.15%, 05/10/33 ............ 995 1,003,398
5.95%, 07/30/34 ............ 1,337 1,333,243
3,575,163
Colombia — 0.1%
Ecopetrol SA
7.75%, 02/01/32 ............ 11,917 11,577,365
8.88%, 01/13/33 ............ 3,694 3,750,186
8.38%, 01/19/36 ............ 3,881 3,739,344
19,066,895
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50%, 02/18/3021 ........ GBP 5,000 4,610,904
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024 ... EUR 1,525 1,637,369
6,248,273
Estonia — 0.0%
Eesti Energia A/S, (5-Year EURIBOR
ICE Swap Rate + 5.17%), 7.88%
(a)(b)
(o)
...................... 12,200 13,370,211
France — 0.4%
Electricite de France SA
(b)
(12-Year EUR Swap Annual +
3.79%), 5.38%
(a)(o)
......... 9,000 9,329,176
(13-Year GBP Swap Semi + 4.23%),
6.00%
(a)(o)
............... GBP 19,400 24,195,784
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a)(o)
......... EUR 17,800 18,019,953
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a)(o)
......... 1,000 1,000,552
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a)(o)
......... 22,400 21,960,587
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a)(o)
......... 10,000 11,432,345
(BPISDS15 + 3.32%), 5.88%
(a)(o)
. GBP 2,800 3,373,906
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(a)(o)
......... EUR 2,800 $ 2,959,432
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a)(o)
......... 9,800 9,464,491
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a)(o)
......... 3,200 3,427,056
6.13%, 06/02/34 ............ GBP 7,450 9,419,026
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(a)(o)
............... 7,500 9,542,858
5.50%, 10/17/41 ............ 20,400 23,028,555
147,153,721
Hong Kong — 0.0%
(b)
Airport Authority, 3.83%
,
07/09/27 ... HKD 25,000 3,246,458
Hong Kong Mortgage Corp. Ltd. (The)
4.10%, 02/28/29 ............ 35,000 4,546,104
4.20%, 02/28/34 ............ 11,500 1,504,655
9,297,217
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt., 6.00%
,
05/16/29 ................. EUR 3,666 4,104,790
MVM Energetika Zrt.
7.50%, 06/09/28 ............ USD 3,651 3,808,467
6.50%, 03/13/31 ............ 350 352,516
8,265,773
India — 0.0%
Power Finance Corp. Ltd.
(b)
4.50%, 06/18/29 ............ 1,500 1,443,240
3.95%, 04/23/30 ............ 8,000 7,436,880
8,880,120
Indonesia — 0.1%
(b)
Bank Negara Indonesia Persero Tbk.
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a)(o)
........... 13,000 12,317,500
Bank Tabungan Negara Persero Tbk.
PT, 4.20%
,
01/23/25 .......... 10,000 9,974,400
Pertamina Persero PT, 3.65%
,
07/30/29 3,097 2,903,437
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 1.88%
,
11/05/31 .................. EUR 8,000 7,069,718
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT, 2.05%
,
05/11/26 .................. USD 10,000 9,487,500
41,752,555
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap
Annual + 6.63%), 6.25%
(a)(b)(o)
.... EUR 11,337 11,857,343
Italy — 0.0%
(a)(b)
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26 ................. 8,755 9,114,211
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(o)
4,860 4,717,356
13,831,567
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.00%, 04/15/27
(b)
.......... KZT 100,000 180,178
13.49%, 05/23/28
(c)
.......... 5,216,500 9,338,709
9,518,887

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.2%
Petroleos Mexicanos
4.25%, 01/15/25 ............ USD 617 $ 615,581
6.88%, 10/16/25 ............ 1,450 1,443,475
3.63%, 11/24/25
(b)
........... EUR 965 983,352
6.50%, 03/13/27 ............ USD 66,299 63,885,716
8.75%, 06/02/29 ............ 3,386 3,388,226
5.95%, 01/28/31 ............ 2,395 2,014,602
6.70%, 02/16/32 ............ 2,836 2,476,183
10.00%, 02/07/33 ........... 2,588 2,691,520
6.95%, 01/28/60 ............ 396 270,888
77,769,543
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%
,
08/21/27
(b)
................ 10,000 10,162,500
Morocco — 0.1%
OCP SA
4.50%, 10/22/25
(b)
........... 4,882 4,825,564
6.75%, 05/02/34
(c)
........... 10,000 10,185,000
5.13%, 06/23/51
(b)
........... 922 694,672
7.50%, 05/02/54
(c)
........... 2,920 2,961,989
18,667,225
Netherlands — 0.1%
TenneT Holding BV
(b)
(5-Year EUR Swap Annual +
2.72%), 2.37%
(a)(o)
......... EUR 17,400 17,843,552
1.00%, 06/13/26 ............ 11,300 11,414,936
1.38%, 06/05/28 ............ 3,900 3,832,960
2.00%, 06/05/34 ............ 1,600 1,481,713
4.75%, 10/28/42 ............ 4,271 4,941,202
39,514,363
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(c)
........ USD 1,866 1,343,800
Peru — 0.0%
Corp. Financiera de Desarrollo SA
(b)
4.75%, 07/15/25 ............ 5,568 5,548,067
2.40%, 09/28/27 ............ 747 688,360
6,236,427
Philippines — 0.0%
Development Bank of the Philippines,
2.38%
,
03/11/31
(b)
........... 10,000 8,446,200
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25
(b)
................ 528 527,340
South Korea — 0.1%
(b)
Korea Electric Power Corp., 3.63%
,
06/14/25 ................. 10,000 9,933,300
Korea Housing Finance Corp.
4.48%, 04/06/26 ............ AUD 6,300 3,872,518
(1-day SOFR + 0.83%), 5.17%,
11/05/29
(a)
.............. USD 10,000 10,000,100
Korea Hydro & Nuclear Power Co. Ltd.,
3.25%
,
06/15/25 ............ 3,292 3,264,907
Korea South-East Power Co. Ltd.,
2.13%
,
02/03/25 ............ 2,786 2,780,818
29,851,643
Security
Par (000)
Par (000) Value
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%
,
02/14/29
(b)
........... USD 1,160 $ 1,207,125
Venezuela — 0.0%
Petroleos de Venezuela SA, 9.75%
,
05/17/35
(b)(e)(f)
.............. 24,995 2,799,440
Total Foreign Agency Obligations — 1.3%
(Cost: $535,834,308) ............................. 526,423,378
Foreign Government Obligations
Angola — 0.1%
Republic of Angola
(b)
9.50%, 11/12/25 ............ 451 451,924
8.25%, 05/09/28 ............ 2,212 2,079,966
8.75%, 04/14/32 ............ 13,018 11,468,728
9.38%, 05/08/48 ............ 4,427 3,627,794
17,628,412
Argentina — 0.0%
Argentine Republic (The)
1.00%, 07/09/29 ............ 2,544 2,061,912
4.12%, 07/09/35
(g)
........... 4,819 3,197,572
5.00%, 01/09/38
(g)
........... 2,951 2,060,924
3.50%, 07/09/41
(g)
........... 4,778 2,983,549
10,303,957
Bahrain — 0.0%
Kingdom of Bahrain
(b)
7.00%, 01/26/26 ............ 847 852,827
5.45%, 09/16/32 ............ 1,795 1,642,946
2,495,773
Belgium — 0.1%
Kingdom of Belgium, 3.30%
,
06/22/54
(b)
(c)
...................... EUR 23,877 23,624,181
Benin — 0.0%
Benin Government Bond
4.95%, 01/22/35
(b)
........... 4,220 3,690,415
7.96%, 02/13/38
(c)
........... USD 1,037 977,049
4,667,464
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia, 4.50%
,
03/20/28
(b)
................ 400 240,000
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 103 16,681,520
4.25%, 01/07/25 ............ USD 426 425,105
8.75%, 02/04/25 ............ 201 201,000
10.00%, 01/01/27 ........... BRL 333 48,850,528
7.13%, 05/13/54 ............ USD 4,046 3,760,757
69,918,910
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(b)
................ 2,456 2,295,132
Cameroon — 0.0%
Republic of Cameroon, 9.50%
,
07/31/31
(b)
................ 10,997 10,409,320
Chile — 0.0%
Republic of Chile
3.13%, 01/21/26 ............ 259 254,144
2.75%, 01/31/27 ............ 694 660,688

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile (continued)
4.34%, 03/07/42 ............ USD 4,800 $ 4,039,500
4,954,332
Colombia — 0.6%
Republic of Colombia
4.50%, 01/28/26 ............ 3,131 3,090,297
5.75%, 11/03/27 ............ COP 237,392,700 48,338,249
6.00%, 04/28/28 ............ 413,491,800 82,380,841
7.75%, 09/18/30 ............ 301,280,600 59,211,820
7.00%, 03/26/31 ............ 62,990,100 11,605,451
8.00%, 04/20/33 ............ USD 3,108 3,170,222
7.50%, 02/02/34 ............ 586 577,796
8.00%, 11/14/35 ............ 21,613 21,742,678
7.75%, 11/07/36 ............ 2,128 2,077,013
8.75%, 11/14/53 ............ 633 639,330
232,833,697
Costa Rica — 0.0%
Republic of Costa Rica
4.38%, 04/30/25
(b)
........... 538 535,478
6.13%, 02/19/31
(b)
........... 10,199 10,224,497
6.55%, 04/03/34
(b)
........... 1,487 1,511,536
7.30%, 11/13/54
(c)
........... 1,807 1,868,438
14,139,949
Czech Republic — 0.3%
Czech Republic
2.75%, 07/23/29 ............ CZK 858,500 33,645,464
5.00%, 09/30/30 ............ 927,540 40,225,452
4.50%, 11/11/32 ............ 442,830 18,659,753
4.20%, 12/04/36
(b)
........... 484,100 19,743,345
112,274,014
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(b)
........... USD 2,055 2,070,412
5.95%, 01/25/27
(b)
........... 4,104 4,077,324
4.50%, 01/30/30
(c)
........... 4,291 3,928,410
7.05%, 02/03/31
(c)
........... 4,709 4,818,814
4.88%, 09/23/32
(c)
........... 3,144 2,801,304
4.88%, 09/23/32
(b)
........... 18,004 16,041,564
10.75%, 06/01/36
(c)
.......... DOP 1,164,350 20,511,515
54,249,343
Ecuador — 0.0%
Republic of Ecuador
(b)(g)
5.50%, 07/31/35 ............ USD 8,214 4,644,879
5.00%, 07/31/40 ............ 11,374 5,812,047
10,456,926
Egypt — 0.2%
Arab Republic of Egypt
4.75%, 04/16/26
(b)
........... EUR 29,238 29,680,459
7.50%, 01/31/27
(b)
........... USD 625 616,563
25.32%, 08/13/27 ........... EGP 11,545 230,151
5.80%, 09/30/27
(b)
........... USD 7,125 6,662,302
24.46%, 10/01/27 ........... EGP 288,803 5,690,396
7.60%, 03/01/29
(b)
........... USD 222 214,530
5.63%, 04/16/30
(b)
........... EUR 2,023 1,826,208
7.63%, 05/29/32
(b)
........... USD 30,262 26,542,195
8.50%, 01/31/47
(c)
........... 1,473 1,142,031
8.50%, 01/31/47
(b)
........... 396 307,023
7.90%, 02/21/48
(b)
........... 3,002 2,210,072
8.88%, 05/29/50
(b)
........... 200 159,690
7.50%, 02/16/61
(c)
........... 16,074 10,978,703
7.50%, 02/16/61
(b)
........... 1,345 918,648
87,178,971
Security
Par (000)
Par (000) Value
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63%, 02/28/29 ............ USD 616 $ 636,944
9.25%, 04/17/30 ............ 7,420 7,837,375
7.65%, 06/15/35 ............ 1,516 1,466,730
9,941,049
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia, 6.63%
,
12/11/24
(b)(e)(f)
... 564 447,122
France — 0.1%
(b)(c)
Agence France Locale, (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(a)(o)
................. EUR 10,100 10,546,959
French Republic, 3.00%
,
05/25/54 .. 24,477 22,166,987
32,713,946
Gabon — 0.0%
Gabon Government Bond
(b)
6.95%, 06/16/25 ............ USD 504 486,975
7.00%, 11/24/31 ............ 17,182 12,768,374
13,255,349
Germany — 0.4%
Federal Republic of Germany
(b)
0.10%, 04/15/26 ............ EUR 59,202 60,669,423
0.50%, 08/15/27 ............ 4,500 4,489,360
1.70%, 08/15/32 ............ 83,140 83,037,452
148,196,235
Ghana — 0.0%
Republic of Ghana
0.00%, 07/03/26
(b)(h)
.......... USD 55 51,239
5.00%, 07/03/29
(b)(g)
.......... 1,999 1,719,140
0.00%, 01/03/30
(b)(h)
.......... 77 59,100
5.00%, 07/03/35
(c)(g)
.......... 8,394 5,873,154
5.00%, 07/03/35
(b)(g)
.......... 601 420,519
8,123,152
Greece — 0.1%
Hellenic Republic, 4.13%
,
06/15/54
(b)(c)
EUR 23,506 25,291,983
Guatemala — 0.1%
Republic of Guatemala
4.88%, 02/13/28
(b)
........... USD 5,973 5,760,212
5.25%, 08/10/29
(c)
........... 247 237,197
7.05%, 10/04/32
(c)
........... 2,884 2,979,836
6.60%, 06/13/36
(c)
........... 4,755 4,704,478
4.65%, 10/07/41
(c)
........... 3,085 2,364,845
16,046,568
Hong Kong — 0.0%
Hong Kong Government Bond, 2.02%
,
03/07/34 ................. HKD 30,650 3,445,173
Hungary — 0.2%
Hungary Government Bond
5.00%, 02/22/27
(b)
........... EUR 1,887 2,026,736
5.25%, 06/16/29
(c)
........... USD 4,406 4,334,403
4.00%, 07/25/29
(b)
........... EUR 42,600 44,816,918
5.38%, 09/12/33
(b)
........... 2,495 2,793,624
5.50%, 06/16/34
(b)
........... USD 362 345,145
7.00%, 10/24/35 ............ HUF 3,075,630 7,966,644
5.50%, 03/26/36
(c)
........... USD 1,225 1,144,309
63,427,779
India — 1.3%
Republic of India
7.37%, 10/23/28 ............ INR 13,274,400 158,344,670

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
7.04%, 06/03/29 ............ INR 8,726,400 $ 103,043,659
6.54%, 01/17/32 ............ 5,529,400 63,622,290
7.18%, 08/14/33 ............ 11,000,000 131,432,743
7.18%, 07/24/37 ............ 5,303,800 63,437,137
7.09%, 08/05/54 ............ 1,218,710 14,334,803
534,215,302
Indonesia — 0.6%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(b)
........ USD 1,980 1,925,550
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 291,505,000 18,102,469
6.88%, 04/15/29 ............ 597,153,000 36,889,990
7.00%, 02/15/33 ............ 242,985,000 15,030,246
6.63%, 02/15/34 ............ 999,542,000 60,380,485
8.25%, 05/15/36 ............ 266,289,000 17,934,593
7.13%, 06/15/38 ............ 646,006,000 40,233,390
7.13%, 06/15/43 ............ 594,783,000 36,936,043
5.10%, 02/10/54 ............ USD 3,000 2,760,000
6.88%, 07/15/54 ............ IDR 118,242,000 7,126,110
237,318,876
Ireland — 0.5%
Republic of Ireland, 2.60%
,
10/18/34
(b)
EUR 206,401 213,029,630
Italy — 0.1%
Buoni Poliennali del Tesoro, 3.45%
,
07/15/27
(b)
................ 25,000 26,507,899
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(b)
........... USD 5,067 5,021,245
5.25%, 03/22/30
(b)
........... EUR 10,730 10,499,890
5.88%, 10/17/31
(b)
........... 4,498 4,362,226
7.63%, 01/30/33
(b)
........... USD 5,809 5,651,634
6.13%, 06/15/33
(b)
........... 12,432 11,083,905
8.25%, 01/30/37
(c)
........... 1,091 1,059,634
6.63%, 03/22/48
(b)
........... EUR 6,553 5,477,041
43,155,575
Jamaica — 0.0%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 3,408 3,510,240
Japan — 0.6%
Japan Government Bond
1.50%, 09/20/43 ............ JPY 19,404,000 117,147,896
1.30%, 12/20/43 ............ 17,330,050 100,847,906
217,995,802
Jordan — 0.1%
Hashemite Kingdom of Jordan
(b)
4.95%, 07/07/25 ............ USD 1,930 1,897,441
7.75%, 01/15/28 ............ 876 878,190
7.50%, 01/13/29 ............ 1,296 1,286,682
5.85%, 07/07/30 ............ 11,277 10,311,463
14,373,776
Kenya — 0.1%
Republic of Kenya
7.00%, 05/22/27
(b)
........... 5,462 5,360,953
7.25%, 02/28/28
(b)
........... 898 853,100
9.75%, 02/16/31
(c)
........... 2,326 2,297,652
9.75%, 02/16/31
(b)
........... 431 425,747
8.00%, 05/22/32
(b)
........... 12,632 11,410,486
20,347,938
Security
Par (000)
Par (000) Value
Lebanon — 0.0%
Lebanese Republic
(b)(e)(f)
6.10%, 10/04/22 ............ USD 987 $ 127,323
6.00%, 01/27/23 ............ 726 93,654
6.65%, 04/22/24 ............ 660 85,140
6.20%, 02/26/25 ............ 2,051 264,579
6.60%, 11/27/26 ............ 3,409 439,761
6.85%, 03/23/27 ............ 970 125,130
6.65%, 11/03/28 ............ 3,302 425,958
1,561,545
Malaysia — 0.2%
Federation of Malaysia, 4.64%
,
11/07/33 .................. MYR 114,355 27,084,860
Malaysia Government Bond
3.89%, 08/15/29 ............ 129,668 29,311,086
3.83%, 07/05/34 ............ 130,801 29,236,064
85,632,010
Mexico — 0.3%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 6,740 30,948,487
8.00%, 11/07/47 ............ 2,391 8,794,337
United Mexican States
3.75%, 01/11/28 ............ USD 1,858 1,768,003
5.40%, 02/09/28 ............ 703 696,560
5.00%, 05/07/29 ............ 210 202,781
8.50%, 05/31/29 ............ MXN 5,575 25,350,371
2.66%, 05/24/31 ............ USD 3,536 2,867,696
7.50%, 05/26/33 ............ MXN 8,313 33,797,884
7.75%, 11/23/34 ............ 1,563 6,269,389
6.35%, 02/09/35 ............ USD 3,174 3,102,585
6.34%, 05/04/53 ............ 2,237 1,991,629
115,789,722
Mongolia — 0.0%
State of Mongolia
(b)
3.50%, 07/07/27 ............ 10,586 9,831,748
8.65%, 01/19/28 ............ 200 209,850
7.88%, 06/05/29 ............ 277 287,387
10,328,985
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(b)
................ EUR 2,124 2,094,263
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
........... USD 202 184,055
2.38%, 12/15/27
(b)
........... 283 257,858
5.95%, 03/08/28
(c)
........... 1,557 1,566,731
6.50%, 09/08/33
(c)
........... 1,220 1,258,503
3,267,147
Namibia — 0.0%
Republic of Namibia, 5.25%
,
10/29/25
(b)
510 505,058
Nigeria — 0.2%
Federal Republic of Nigeria
7.63%, 11/21/25
(b)
........... 991 984,737
6.13%, 09/28/28
(b)
........... 1,395 1,263,786
8.38%, 03/24/29
(c)
........... 1,640 1,587,766
8.38%, 03/24/29
(b)
........... 1,149 1,112,404
7.14%, 02/23/30
(b)
........... 18,485 16,674,579
9.63%, 06/09/31
(c)
........... 5,910 5,873,062
9.63%, 06/09/31
(b)
........... 370 367,688
7.88%, 02/16/32
(b)
........... 25,614 23,028,523
10.38%, 12/09/34
(c)
.......... 9,600 9,778,464
7.63%, 11/28/47
(b)
........... 1,624 1,235,783

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria (continued)
9.25%, 01/21/49
(b)
........... USD 921 $ 832,354
62,739,146
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(b)
................ EUR 1,600 1,722,610
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(b)
................ USD 3,561 3,612,207
Pakistan — 0.0%
Islamic Republic of Pakistan
(b)
8.25%, 09/30/25 ............ 416 409,500
6.00%, 04/08/26 ............ 638 599,618
6.88%, 12/05/27 ............ 1,246 1,122,185
2,131,303
Panama — 0.0%
Republic of Panama
3.75%, 03/16/25 ............ 288 285,627
7.13%, 01/29/26 ............ 624 632,586
7.50%, 03/01/31 ............ 3,658 3,711,727
6.40%, 02/14/35 ............ 5,095 4,622,133
8.00%, 03/01/38 ............ 1,649 1,653,634
10,905,707
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74%, 01/29/33 ............ 1,937 1,570,786
5.60%, 03/13/48 ............ 1,577 1,375,444
2,946,230
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 2,793 2,386,269
1.86%, 12/01/32 ............ 4,761 3,610,921
5,997,190
Philippines — 0.4%
Republic of Philippines
4.63%, 07/17/28 ............ 200 196,250
6.25%, 02/28/29 ............ PHP 8,836,380 152,310,136
6.25%, 01/25/34 ............ 735,000 12,666,038
165,172,424
Poland — 0.6%
Republic of Poland
5.75%, 04/25/29 ............ PLN 429,864 104,581,731
4.75%, 07/25/29 ............ 224,851 52,717,657
2.75%, 10/25/29 ............ 151,104 32,384,629
4.88%, 10/04/33 ............ USD 798 765,410
5.00%, 10/25/34 ............ PLN 47,380 10,718,948
2.00%, 08/25/36 ............ 117,693 25,066,015
5.50%, 04/04/53 ............ USD 2,921 2,701,107
228,935,497
Qatar — 0.0%
State of Qatar, 3.25%
,
06/02/26
(b)
... 619 606,427
Romania — 0.1%
Romania Government Bond
5.00%, 09/27/26
(b)
........... EUR 660 698,052
5.25%, 11/25/27
(c)
........... USD 789 770,991
5.25%, 11/25/27
(b)
........... 942 920,499
2.13%, 03/07/28
(b)
........... EUR 3,913 3,801,208
5.88%, 01/30/29
(b)
........... USD 4,016 3,910,580
2.50%, 02/08/30
(b)
........... EUR 3,019 2,810,599
2.12%, 07/16/31
(b)
........... 3,455 2,945,439
Security
Par (000)
Par (000) Value
Romania (continued)
2.75%, 04/14/41
(b)
........... EUR 628 $ 422,224
16,279,592
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(b)
........... USD 210 209,217
2.90%, 10/22/25
(b)
........... 1,356 1,332,690
4.75%, 01/18/28
(b)
........... 1,285 1,276,969
4.50%, 04/17/30
(b)
........... 2,741 2,659,627
5.00%, 01/18/53
(c)
........... 2,664 2,253,451
5.00%, 01/18/53
(b)
........... 577 488,078
3.45%, 02/02/61
(b)
........... 10,042 6,097,377
14,317,409
Senegal — 0.0%
Republic of Senegal
(b)
4.75%, 03/13/28 ............ EUR 1,487 1,414,681
6.25%, 05/23/33 ............ USD 11,436 9,105,915
6.75%, 03/13/48 ............ 5,374 3,642,551
14,163,147
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(b)
........... 1,937 1,990,268
6.00%, 06/12/34
(c)
........... 2,206 2,170,152
4,160,420
Singapore — 0.1%
Republic of Singapore, 3.38%
,
05/01/34 SGD 70,113 53,503,871
South Africa — 0.7%
Republic of South Africa
5.88%, 09/16/25 ............ USD 411 410,503
3.75%, 07/24/26 ............ EUR 491 506,059
8.00%, 01/31/30 ............ ZAR 2,317,586 117,598,355
7.00%, 02/28/31 ............ 1,076,422 50,659,491
5.88%, 04/20/32 ............ USD 2,869 2,693,388
8.88%, 02/28/35 ............ ZAR 172,100 8,297,096
7.10%, 11/19/36
(c)
........... USD 2,624 2,551,945
8.50%, 01/31/37 ............ ZAR 344,300 15,475,461
9.00%, 01/31/40 ............ 304,742 13,746,766
8.75%, 01/31/44 ............ 662,077 28,450,581
5.00%, 10/12/46 ............ USD 2,130 1,464,460
8.75%, 02/28/48 ............ ZAR 719,659 30,648,788
7.95%, 11/19/54
(c)
........... USD 3,363 3,211,800
275,714,693
Spain — 2.7%
Bonos y Obligaciones del Estado
0.00%, 05/31/25 ............ EUR 99,240 101,702,649
2.80%, 05/31/26 ............ 122,950 128,293,837
3.50%, 05/31/29 ............ 84,640 91,247,775
2.70%, 01/31/30 ............ 305,471 318,169,039
3.15%, 04/30/33
(b)(c)
.......... 30,606 32,252,790
3.25%, 04/30/34
(b)(c)
.......... 83,221 87,772,130
3.45%, 10/31/34
(b)(c)
.......... 207,298 221,624,602
3.90%, 07/30/39
(b)(c)
.......... 23,720 25,990,873
2.90%, 10/31/46
(b)(c)
.......... 45,767 42,966,399
3.45%, 07/30/66
(b)(c)
.......... 42,500 41,294,114
1,091,314,208
Sri Lanka — 0.0%
Sri Lanka Government Bond
(c)
4.00%, 04/15/28 ............ USD 620 576,846
3.10%, 01/15/30
(g)
........... 498 408,038
3.35%, 03/15/33
(g)
........... 976 722,287
3.60%, 06/15/35
(g)
........... 659 474,458
3.60%, 05/15/36
(g)
........... 457 343,055

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
3.60%, 02/15/38
(g)
........... USD 915 $ 686,299
3,210,983
Thailand — 0.4%
Kingdom of Thailand
2.40%, 03/17/29 ............ THB 1,150,569 34,127,304
2.80%, 06/17/34 ............ 1,704,716 52,148,960
3.45%, 06/17/43 ............ 1,952,293 63,873,965
4.00%, 06/17/55 ............ 143,309 5,230,074
155,380,303
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50%, 08/04/26
(b)
........... USD 447 437,222
6.40%, 06/26/34
(c)
........... 2,543 2,498,497
2,935,719
Tunisia — 0.0%
Tunisian Republic, 5.75%
,
01/30/25
(b)
1,046 1,037,904
Turkey — 0.3%
Republic of Turkiye (The)
37.00%, 02/18/26 ........... TRY 971,526 27,054,355
31.08%, 11/08/28 ........... 326,596 9,128,857
30.00%, 09/12/29 ........... 575,000 15,904,489
9.13%, 07/13/30 ............ USD 590 652,688
9.38%, 01/19/33 ............ 733 824,852
26.20%, 10/05/33 ........... TRY 1,722,960 47,352,600
7.63%, 05/15/34 ............ USD 200 203,250
27.00%, 09/27/34 ........... TRY 547,278 15,688,899
116,809,990
Ukraine — 0.2%
Ukraine Government Bond
1.75%, 02/01/29
(b)(g)
.......... USD 332 228,026
1.75%, 02/01/29
(c)(g)
.......... 10,539 7,238,499
0.00%, 02/01/30
(b)(g)
.......... 58 31,407
0.00%, 02/01/30
(c)(g)
.......... 1,196 647,628
0.00%, 02/01/34
(b)(g)
.......... 217 89,512
0.00%, 02/01/34
(c)(g)
.......... 4,469 1,843,554
1.75%, 02/01/34
(b)(g)
.......... 9,318 5,225,068
1.75%, 02/01/34
(c)(g)
.......... 6,103 3,422,030
0.00%, 02/01/35
(c)(g)
.......... 3,777 2,228,316
0.00%, 02/01/35
(b)(g)
.......... 594 350,460
1.75%, 02/01/35
(b)(g)
.......... 303 166,650
1.75%, 02/01/35
(c)(g)
.......... 6,875 3,781,443
0.00%, 02/01/36
(c)(g)
.......... 3,147 1,841,193
0.00%, 02/01/36
(b)(g)
.......... 340 198,900
1.75%, 02/01/36
(b)(g)
.......... 9,305 5,024,700
1.75%, 02/01/36
(c)(g)
.......... 8,181 4,417,948
0.00%, 08/01/41
(a)(b)(e)(f)
........ 28,409 21,803,907
58,539,241
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
2.50%, 04/16/25 ............ 1,630 1,613,700
4.88%, 04/30/29 ............ 386 386,000
1,999,700
United Kingdom — 0.3%
U.K. Treasury Bonds
(b)
3.50%, 01/22/45 ............ GBP 33,536 33,712,086
3.75%, 10/22/53 ............ 37,893 37,619,710
4.38%, 07/31/54 ............ 1,000 1,108,052
0.50%, 10/22/61 ............ 152,687 53,618,818
126,058,666
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 89,353 $ 2,044,539
5.75%, 10/28/34 ............ USD 3,321 3,412,885
5.25%, 09/10/60 ............ 3,400 3,093,885
8,551,309
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27
(c)
........... EUR 8,701 9,050,424
16.63%, 05/29/27
(b)
.......... UZS 2,540,000 196,489
7.85%, 10/12/28
(c)
........... USD 1,763 1,823,603
7.85%, 10/12/28
(b)
........... 1,645 1,701,547
12,772,063
Venezuela — 0.0%
Bolivarian Republic of Venezuela,
11.95%
,
08/05/31
(b)(e)(f)
........ 36,820 5,725,510
Zambia — 0.0%
Republic of Zambia
(b)
5.75%, 06/30/33
(g)
........... 736 644,616
0.50%, 12/31/53 ............ 11,079 6,339,293
6,983,909
Total Foreign Government Obligations — 12.4%
(Cost: $5,185,766,325) ........................... 4,962,419,883
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(f)(m)(s)
..... 1,691,143 89,715,136
Total Grantor Trust — 0.2%
(Cost: $57,344,866) .............................. 89,715,136
Investment Companies
Invesco Senior Loan ETF ........ 396,423 8,352,633
iShares 0-5 Year TIPS Bond ETF
(s)
.. 401,690 40,410,014
iShares AAA CLO Active ETF
(s)
..... 300,000 15,531,000
iShares Biotechnology ETF
(j)(s)
..... 170,100 22,488,921
iShares Broad USD High Yield
Corporate Bond ETF
(j)(s)
....... 1,810,597 66,611,864
iShares iBoxx $ High Yield Corporate
Bond ETF
(j)(s)
............... 633,153 49,797,483
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(j)(s)
....... 186,788 19,956,430
iShares Latin America 40 ETF
(j)(s)
... 321,640 6,725,492
iShares MSCI Brazil ETF
(j)(s)
....... 298,064 6,709,421
iShares Russell Mid-Cap Growth ETF
(s)
47,883 6,069,171
SPDR Blackstone Senior Loan ETF
(j)
305,559 12,750,977
SPDR S&P Regional Banking ETF .. 152,001 9,173,261
VanEck JPMorgan EM Local Currency
Bond ETF ................. 1,780,566 41,148,880
VanEck Semiconductor ETF
(k)
..... 56,000 13,561,520
Vanguard Intermediate-Term Corporate
Bond ETF
(j)
................ 1,573,283 126,287,426
Vanguard Long-Term Corporate Bond
ETF
(j)
.................... 570,850 42,688,163
Total Investment Companies — 1.2%
(Cost: $486,384,127) ............................. 488,262,656

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(c)
........ USD 8,225 $ 8,372,273
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... 3,115 3,461,178
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 6,820 8,013,707
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,189,029
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,476,069
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,405,649
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,466,956
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,461,997
Series 2009, GO, 7.55%, 04/01/39 4,840 5,712,241
Series 2009, GO, 7.30%, 10/01/39 3,720 4,258,391
Series 2009, GO, 7.35%, 11/01/39 2,270 2,607,570
State of California Department of
Water Resources , Series BC, RB,
1.77%, 12/01/34 ............ 4,600 3,448,322
45,501,109
Colorado - 0.0%
City & County of Denver , Series 2022A,
GO, 5.00%, 08/01/37 ......... 10,000 11,142,146
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,120,643
Series 2022, RB, 3.00%, 08/01/39 1,340 1,158,544
Series 2022, RB, 3.00%, 08/01/40 1,380 1,173,332
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 6,035 5,593,735
Denver City & County School
District No. 1 , Series 2022A, GO,
5.00%, 12/01/45 ............ 5,950 6,378,249
26,566,649
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 7,499,323
Florida - 0.0%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 9,000 9,362,863
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,687,767
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 6,713,832
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,211,503
20,975,965
Georgia - 0.1%
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 3,950 4,064,529
Series 2022A, GO, 4.00%, 07/01/41 7,890 8,059,132
12,123,661
Security
Par (000)
Par (000) Value
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 USD 8,000 $ 6,076,170
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 804,579
Series 2019H, GO, 2.90%, 09/01/49 1,055 711,055
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 385 385,077
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 335 328,502
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 10,121,591
Series 2019B, RB, 2.97%, 10/15/32 9,240 8,085,536
20,436,340
Minnesota - 0.0%
State of Minnesota , Series 2021A, GO,
4.00%, 09/01/38 ............ 7,785 8,000,228
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A, RB, 3.00%, 02/15/38 1,530 1,390,252
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,703,658
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 2,929,378
6,633,036
New York - 0.2%
Empire State Development Corp.
Series 2020E, RB, 4.00%, 03/15/38 2,745 2,775,674
Series 2021B, RB, 2.01%, 03/15/30 7,085 6,196,134
Series 2021B, RB, 2.50%, 03/15/33 9,725 8,117,811
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,599,319
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,561,634
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 11,190,417
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,851,789
44,292,778
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 9,953,712
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 4,777,747
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 5,315 5,244,456
State of Ohio , Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,439,518
14,461,721

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 USD 5,466 $ 5,555,054
Series 2005A, GO, 4.76%, 06/30/28 2,110 2,114,616
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,057 3,117,543
10,787,213
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,438,158
Puerto Rico - 0.2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00%, 11/01/51
(e)(f)(t)
97,729 52,525,723
Puerto Rico Electric Power Authority
Series 2003NN, RB,
5.50%, 07/01/20
(e)(f)
........ 2,060 937,864
Series 2007TT, RB,
5.00%, 07/01/24
(e)(f)
........ 1,915 871,849
Series 2008WW, RB,
5.38%, 07/01/24
(e)(f)
........ 1,530 696,569
Series 2008WW, RB,
5.25%, 07/01/33
(e)(f)
........ 2,930 1,333,952
Series 2008WW, RB,
5.50%, 07/01/38
(e)(f)
........ 6,160 2,804,485
Series 2010AAA, RB,
5.25%, 07/01/21
(e)(f)
........ 1,710 778,518
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 427,957
Series 2010CCC, RB,
5.25%, 07/01/28
(e)(f)
........ 1,635 744,372
Series 2010ZZ, RB,
5.00%, 07/01/18
(e)(f)
........ 1,225 557,710
Series 2010ZZ, RB,
5.25%, 07/01/25
(e)(f)
........ 500 227,637
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 523,565
Series 2010ZZ, RB,
5.25%, 12/31/49
(e)(f)
........ 6,255 2,847,736
Series 2013A, RB,
5.00%, 07/01/42
(e)(f)
........ 6,800 3,095,861
Series 2013A, RB,
5.05%, 07/01/42
(e)(f)
........ 1,030 468,932
Series 2013A, RB,
7.00%, 07/01/43
(e)(f)
........ 7,405 3,371,301
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 2,001,046
74,215,077
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 704,452
Series 2018-3, RB, 3.95%, 01/01/49 615 547,731
1,252,183
Texas - 0.1%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,737,933
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26
(c)
.......... 17,945 18,324,593
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,784,792
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,752,820
Security
Par (000)
Par (000) Value
Texas (continued)
University of Houston , Series 2020A,
RB, 3.00%, 02/15/44 ......... USD 5,530 $ 4,547,869
35,148,007
Utah - 0.1%
City of Salt Lake City , Series 2021A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 12,816,029
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 9,465 7,938,616
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,905,249
10,843,865
Washington - 0.1%
State of Washington , Series 2022A,
GO, 5.00%, 08/01/39 ......... 10,000 10,858,055
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 15,260 14,471,631
25,329,686
Total Municipal Bonds — 1.0%
(Cost: $440,287,236) ............................. 404,113,435
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.4%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(c)
................ 17,980 15,929,387
Ireland — 0.0%
(a)
Dilosk Rmbs No. 8 Sts DAC
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 3.65%, 05/20/62
(b)
... EUR 1,921 1,988,983
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.90%, 05/20/62
(b)
... 518 532,191
Dilosk Rmbs No. 9 Dac, Series 9, Class
A, (3-mo. EURIBOR at 0.00% Floor
+ 0.68%), 3.77%, 01/25/63
(b)
.... 5,047 5,223,718
7,744,892
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 4.37%,
04/28/62
(a)(b)
............... 8,612 8,890,535
Netherlands — 0.0%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 3.52%, 06/15/53
(b)
... 1,669 1,729,247
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 4.14%, 02/15/55
(b)
... 2,341 2,449,345
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.72%, 02/15/55
(b)
... 803 840,749

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.17%, 07/28/58
(b)
... EUR 740 $ 766,340
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.77%, 04/28/59
(b)
... 1,767 1,831,720
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.87%, 04/28/59
(b)
... 820 845,723
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 4.12%, 04/28/59
(b)
... 504 518,909
8,982,033
United Kingdom — 1.2%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 6.52%,
02/25/60
(b)
.............. GBP 2,955 3,728,799
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.86%,
01/20/61
(b)
.............. 3,963 4,992,852
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.61%,
01/20/61
(b)
.............. 1,494 1,896,196
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.46%,
01/20/61
(b)
.............. 987 1,263,905
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 8.51%,
01/20/61
(b)
.............. 505 647,222
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 5.56%,
09/20/61
(b)
.............. 11,838 14,851,624
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.01%,
09/20/61
(b)
.............. 1,601 2,000,194
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.26%,
09/20/61
(b)
.............. 1,103 1,376,285
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.91%,
09/20/61
(b)
.............. 365 455,041
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 5.81%,
07/20/45
(b)
................ 2,974 3,726,244
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.40%, 08/27/58
(b)
..... 520 648,191
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 5.61%,
02/15/67
(b)
.............. 8,206 10,298,661
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.97%,
02/15/67
(b)
.............. GBP 2,883 $ 3,602,453
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 7.11%,
12/12/64
(b)
.............. 2,600 3,282,480
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.61%,
06/14/66
(b)
.............. 1,518 1,905,346
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.78%), 5.49%,
06/17/58
(b)
.............. 1,267 1,586,345
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.91%,
06/17/58
(b)
.............. 382 478,765
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.31%,
06/17/58
(b)
.............. 102 127,860
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.20%,
01/17/59
(b)
.............. 2,813 3,508,621
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 6.60%,
01/17/59
(b)
.............. 178 220,065
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average +
1.02%), 5.75%, 04/28/60
(b)
... 10,363 12,981,976
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.45%), 6.18%, 04/28/60
(b)
... 929 1,163,290
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.75%), 6.48%, 04/28/60
(b)
... 973 1,218,381
Series 2024-1, Class D, (Sterling
Overnight Index Average +
2.45%), 7.18%, 04/28/60
(b)
... 1,062 1,329,027
Series 2024-1, Class E, (Sterling
Overnight Index Average +
3.75%), 8.48%, 04/28/60
(b)
... 929 1,162,571
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.10%,
12/27/55
(b)
.............. 1,549 1,949,836
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.40%,
12/27/55
(b)
.............. 1,969 2,473,860
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.70%,
12/27/55
(b)
.............. 2,438 3,049,157

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 5.57%,
03/22/57
(b)
.............. GBP 4,620 $ 5,788,375
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.65%,
03/22/57
(b)
.............. 4,411 5,530,416
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 7.25%,
03/22/57
(b)
.............. 1,133 1,422,811
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
5.82%, 10/21/55
(b)
........... 1,618 2,037,961
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.58%,
03/25/94
(b)
.............. 8,285 10,380,842
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.20%,
03/25/94
(b)
.............. 967 1,208,857
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.60%,
03/25/94
(b)
.............. 454 567,631
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 7.50%,
03/25/94
(b)
.............. 196 245,060
Finsbury Square Green plc
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
at 0.00% Floor + 0.65%), 5.36%,
12/16/67
(b)
.............. 691 864,044
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 5.71%,
12/16/67
(b)
.............. 1,470 1,840,484
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 5.96%,
12/16/67
(b)
.............. 1,045 1,306,578
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.51%,
12/16/71
(b)
.............. 926 1,159,041
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.96%,
12/16/71
(b)
.............. 1,339 1,682,496
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.11%,
12/16/71
(b)
.............. 371 464,105
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.41%,
12/16/71
(b)
.............. 200 248,090
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.01%,
12/16/67
(b)
.............. GBP 218 $ 273,028
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.71%,
12/16/73
(b)
.............. 1,294 1,634,969
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.21%,
12/16/73
(b)
.............. 1,236 1,559,934
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 9.21%,
12/16/73
(b)
.............. 873 1,092,780
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 5.13%, 06/18/39
(b)
6,150 7,590,765
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.85%,
09/28/55
(b)
.............. 741 922,570
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.20%,
09/28/55
(b)
.............. 441 544,316
Hops Hill NO 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.58%,
04/21/56
(b)
.............. 2,588 3,246,605
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.00%,
04/21/56
(b)
.............. 980 1,228,707
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.40%,
04/21/56
(b)
.............. 2,900 3,618,907
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 7.00%,
04/21/56
(b)
.............. 1,795 2,240,064
Hops Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.85%), 7.55%,
11/27/54
(b)
................ 1,077 1,370,763
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 5.70%,
12/21/55
(b)
.............. 6,203 7,806,048
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.40%,
12/21/55
(b)
.............. 5,514 6,983,714
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.20%,
12/21/55
(b)
.............. 5,089 6,484,384

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hops Hill No2 plc, Series 2, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.25%), 6.95%,
11/27/54
(b)
................ GBP 4,073 $ 5,189,827
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.44%,
07/20/55
(b)
.............. 29,187 36,591,639
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.99%,
07/20/55
(b)
.............. 9,209 11,676,373
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.74%,
07/20/55
(b)
.............. 6,280 7,977,777
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 5.39%,
07/20/58
(b)
.............. 1,484 1,856,972
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.69%,
07/20/58
(b)
.............. 266 331,946
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.99%,
07/20/58
(b)
.............. 158 197,545
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.39%,
07/20/58
(b)
.............. 103 128,673
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.51%,
03/15/61
(b)
.............. 1,105 1,385,863
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 5.48%,
05/15/51
(b)
.............. 1,256 1,572,876
Series 2021-FL2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.53%,
05/15/52
(b)
.............. 711 890,407
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.23%,
05/15/57
(b)
.............. 9,460 11,825,073
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.73%,
05/15/57
(b)
.............. 4,527 5,664,814
Molossus Btl plc, Series 2024-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.70%,
04/18/61
(b)
................ 2,247 2,815,086
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.88%,
09/22/67
(b)
.............. 2,390 2,992,110
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.28%,
09/22/67
(b)
.............. GBP 821 $ 1,027,789
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.83%,
09/22/67
(b)
.............. 198 247,384
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.40%,
06/23/53
(b)
.............. 1,492 1,866,562
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.80%,
06/23/53
(b)
.............. 334 417,475
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.15%,
06/23/53
(b)
.............. 110 137,448
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.70%,
12/22/56
(b)
.............. 764 967,565
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.70%,
12/22/56
(b)
.............. 832 1,065,755
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.75%,
12/22/56
(b)
.............. 764 977,554
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 3.22%,
12/01/50
(b)
................ EUR 949 935,676
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 3.50%,
11/15/38
(b)
................ 417 414,381
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 1.50%), 6.24%, 07/25/45
(b)
GBP 8,945 11,230,870
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.80%,
09/21/54
(b)
.............. 3,548 4,466,174
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.60%,
09/21/54
(b)
.............. 2,246 2,838,091
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.50%,
12/22/53
(b)
.............. 2,358 2,954,697
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.95%,
12/22/53
(b)
.............. 1,728 2,163,798
Series 2024-1, Class D, (Sterling
Overnight Index Average +
2.20%), 6.93%, 09/21/61
(b)
... 138 172,533

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 5.69%,
07/16/60
(b)
................ GBP 1,590 $ 2,000,949
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.20%,
10/23/59
(b)
.............. 421 528,351
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.70%,
10/23/59
(b)
.............. 307 383,771
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 8.10%,
10/23/59
(b)
.............. 538 672,509
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.95%,
02/23/61
(b)
.............. 4,243 5,344,141
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.45%,
02/23/61
(b)
.............. 2,389 3,059,700
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 8.35%,
02/23/61
(b)
.............. 1,770 2,282,350
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 9.05%,
02/23/61
(b)
.............. 1,093 1,411,120
Series 2023-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.95%,
09/27/59
(b)
.............. 4,502 5,673,953
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.95%,
09/27/59
(b)
.............. 2,321 2,956,799
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.90%,
09/27/59
(b)
.............. 2,150 2,743,516
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 8.95%,
09/27/59
(b)
.............. 1,337 1,715,824
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.40%,
02/26/61
(b)
.............. 1,671 2,104,828
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.40%,
02/26/61
(b)
.............. 566 718,693
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.70%,
02/26/61
(b)
.............. 356 448,581
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.16%,
10/16/56
(b)
.............. 115 144,015
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2020-1B, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.41%,
10/16/56
(b)
.............. GBP 100 $ 125,265
Series 2020-1B, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.66%,
10/16/56
(b)
.............. 100 125,289
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 3.12%, 06/12/44
(b)
.. EUR 92 92,188
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.98%,
06/12/44
(b)
.............. GBP 229 280,397
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 3.14%, 06/12/44
(b)
.. EUR 1,510 1,494,739
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor and 9.75% Cap +
1.75%), 6.46%, 06/12/45
(b)
... GBP 534 666,747
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor and 10.20% Cap +
2.20%), 6.91%, 06/12/45
(b)
... 329 408,300
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor and 11.30% Cap +
3.30%), 8.01%, 06/12/45
(b)
... 450 555,020
Stratton Mortgage Funding plc
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.60%,
06/28/50
(b)
.............. 1,582 1,982,402
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.05%,
06/28/50
(b)
.............. 1,121 1,403,077
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.20%,
06/28/50
(b)
.............. 2,576 3,208,854
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 5.68%,
06/25/49
(b)
.............. 7,755 9,715,198
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.05%,
06/25/49
(b)
.............. 11,150 13,951,971
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.20%,
06/25/49
(b)
.............. 933 1,164,746
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.45%,
07/12/63
(b)
.............. 518 649,029

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.70%,
07/12/63
(b)
.............. GBP 157 $ 196,570
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.00%,
07/12/63
(b)
.............. 107 133,927
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 5.94%,
04/20/65
(b)
.............. 3,558 4,493,162
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 6.86%,
04/20/65
(b)
.............. 2,053 2,626,859
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 7.86%,
04/20/65
(b)
.............. 438 566,344
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 9.11%,
04/20/65
(b)
.............. 278 352,880
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.66%,
08/15/64
(b)
.............. 11,294 14,191,556
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 5.67%,
10/12/65
(b)
.............. 9,501 11,936,788
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 6.41%,
08/20/55
(b)
.............. 2,576 3,256,979
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 7.21%,
08/20/55
(b)
.............. 817 1,031,502
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 8.21%,
08/20/55
(b)
.............. 1,039 1,329,762
Tower Bridge Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.51%, 11/20/63
(b)
... 516 646,599
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 5.83%, 11/20/63
(b)
... 253 316,737
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.23%, 11/20/63
(b)
... 140 175,378
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 6.53%, 11/20/63
(b)
... 170 212,829
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.96%,
12/20/63
(b)
.............. 264 329,541
Series 2023-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.91%,
03/20/65
(b)
.............. 755 947,483
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.91%,
03/20/65
(b)
.............. GBP 1,119 $ 1,406,211
Series 2023-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 9.01%,
03/20/65
(b)
.............. 959 1,206,300
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.74%,
01/20/66
(b)
.............. 773 980,760
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.74%,
01/20/66
(b)
.............. 864 1,100,162
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.61%,
05/20/66
(b)
.............. 7,397 9,285,521
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.93%,
05/20/66
(b)
.............. 1,489 1,864,135
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.33%,
05/20/66
(b)
.............. 676 849,040
Series 2024-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.79%), 5.50%,
12/20/66
(b)
.............. 3,564 4,464,902
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.81%,
12/20/66
(b)
.............. 2,371 2,971,448
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.11%,
12/20/66
(b)
.............. 350 438,141
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.61%,
12/20/66
(b)
.............. 363 454,003
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 5.65%,
07/15/59
(b)
................ 15,129 18,989,538
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.31%,
03/12/55
(b)
.............. 436 547,440
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.81%,
03/12/55
(b)
.............. 804 1,008,193
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 5.37%,
09/12/55
(b)
.............. 2,497 3,122,540
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.61%,
09/12/55
(b)
.............. 819 1,022,970

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.86%,
09/12/55
(b)
.............. GBP 435 $ 541,545
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.21%,
09/12/55
(b)
.............. 187 232,647
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.01%,
12/12/55
(b)
.............. 830 1,029,575
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.41%,
12/12/55
(b)
.............. 365 451,749
Series 2022-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.71%,
06/12/55
(b)
.............. 5,709 7,200,893
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.66%,
06/14/55
(b)
.............. 1,792 2,249,338
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.31%,
06/14/55
(b)
.............. 6,190 7,804,141
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.21%,
06/14/55
(b)
.............. 2,602 3,297,481
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 8.21%,
06/14/55
(b)
.............. 1,672 2,129,990
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.78%,
05/15/56
(b)
.............. 891 1,136,205
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.78%,
05/15/56
(b)
.............. 890 1,150,204
Winchester 1 plc
Series 1, Class B, (Sterling
Overnight Index Average +
1.20%), 5.93%, 10/21/56
(b)
... 1,624 2,033,228
Series 1, Class C, (Sterling
Overnight Index Average +
1.55%), 6.28%, 10/21/56
(b)
... 886 1,108,361
481,084,204
United States — 4.1%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 4,894 4,899,372
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,103,487
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c)(g)
....... 8,277 8,260,630
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.63%,
01/25/45 ............... 1,323 834,242
Series 2015-3, Class B5, 3.47%,
04/25/45 ............... 1,521 963,038
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-4, Class B5, 3.50%,
06/25/45 ............... USD 1,061 $ 628,705
Ajax Mortgage Loan Trust
(c)
  0.00%, 06/27/61
(a)(d)
......... 83 80,650
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 37,725 35,983,336
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,345,244
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,203,292
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,947,546
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,309 5,331,986
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,275,588
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,424,798
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 344,435
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 42,820 40,570,791
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,803,100
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,493,832
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 7,170,690
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 9,036 7,002,880
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,114,543
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,360,245
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 51,454 48,098,493
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,276,939
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,233,679
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,316,204
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 6,264 3,281,187
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 3,617,586
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. 44,834 41,704,066
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,510,080
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,275,792
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 13,413 9,643,581
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,078,364
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 5,999,882
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 170 135,206
Series 2005-11CB, Class 2A6,
5.50%, 06/25/25 .......... 880 699,114
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 620 363,685

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
4.80%, 11/25/35
(a)
......... USD 1,155 $ 841,426
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
5.14%, 11/20/35
(a)
......... 1,219 1,143,702
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 4.80%,
06/25/35
(a)
.............. 6,698 5,809,087
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 154,613
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,541 1,624,100
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 630 286,201
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,124 1,027,806
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 5.15%,
11/25/46
(a)
.............. 4,736 1,674,029
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,403 1,280,051
Series 2006-J7, Class 2A1, (1M Sofr
FWD at 1.50% Floor + 1.50%),
6.46%, 11/20/46
(a)
......... 3,203 2,685,625
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.83%, 09/25/46
(a)
.. 2,883 2,614,070
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 6.56%, 11/25/46
(a)
... 8,715 7,007,163
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 5.13%,
10/25/46
(a)
.............. 8,120 5,860,791
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 4.67%, 03/20/47
(a)
.. 2,806 2,340,448
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.91%, 03/25/36
(a)
.. 1,999 1,956,120
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.95%, 07/25/46
(a)
.. 4,858 4,132,997
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.91%,
11/25/36
(a)
.............. 4,183 3,503,131
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,771 9,357,965
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 701 312,863
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,709 1,783,999
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.73%, 04/25/47
(a)
.. 2,604 2,332,598
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.81%, 06/25/47
(a)
.. 465 355,718
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
4.93%, 08/25/47
(a)
......... USD 510 $ 436,811
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 5.77%,
10/25/46 ............... 2,394 1,562,792
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 4.91%, 10/25/46 ... 5,052 2,676,785
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 642,861
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,156,723
Series 2024-10, Class A1, 5.35%,
10/25/69
(g)
.............. 12,650 12,565,425
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.79%,
07/31/57
(a)(c)
............... 20,842 7,701,604
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,707 1,035,269
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 3.55%,
03/27/36
(a)(c)
............... 1,842 1,521,369
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 39 31,883
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a)(c)
............. 8,768 2,961,245
Series 2016-R2, Class 1A1, 4.70%,
05/01/33
(a)(c)
............. 1,949 1,942,402
Barclays Mortgage Loan Trust
(c)
  0.00%, 02/27/28
(a)(d)
......... 11 10,662
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... 11,249 11,087,333
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 67,565 68,660,454
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... 10,742 10,921,027
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 6,487 6,603,880
Series 2023-NQM3, Class B1,
8.00%, 10/25/63
(a)
......... 3,856 3,873,938
Series 2023-NQM3, Class B2,
8.00%, 10/25/63
(a)
......... 3,244 3,197,852
Series 2023-NQM3, Class B3,
8.00%, 10/25/63
(a)
......... 8,876 8,156,649
Series 2023-NQM3, Class M1,
8.00%, 10/25/63
(a)
......... 6,427 6,595,729
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,314
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 10,111 10,141,440
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 6,888 6,899,396
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 5,261 5,275,931
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,919,884

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM1, Class B2,
8.69%, 01/25/64
(a)
......... USD 2,658 $ 2,655,186
Series 2024-NQM1, Class B3,
8.69%, 01/25/64
(a)
......... 5,704 5,175,828
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 4,992,655
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 12,024
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 55,935 56,326,463
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 4,410 4,439,344
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 7,696 7,740,643
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 3,985,131
Series 2024-NQM3, Class B2,
8.07%, 06/25/64
(a)
......... 3,640 3,582,298
Series 2024-NQM3, Class B3,
8.07%, 06/25/64
(a)
......... 9,961 8,713,582
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,791,661
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 11 10,805
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(g)
......... 83,629 82,429,389
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(g)
......... 7,866 7,753,967
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(g)
......... 8,812 8,694,803
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,489,411
Series 2024-NQM4, Class B2,
7.59%, 12/26/64
(a)
......... 2,662 2,619,872
Series 2024-NQM4, Class B3,
7.59%, 12/26/64
(a)
......... 6,092 5,784,849
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,736,912
Series 2024-NQM4, Class SA,
0.00%, 12/26/64
(a)
......... 118,288 5,806,649
Barclays Mortgage Trust
(c)
  0.00%, 11/25/51
(a)(d)
......... 29 27,970
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(g)
.............. 31,700 31,221,762
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(g)
.............. 6,222 6,120,268
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,899 16,791,845
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(g)
.............. 23,899 23,535,488
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(g)
.............. 4,958 4,720,540
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,424 1,778,197
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 87 64,075
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.04%, 05/28/36
(a)(c)
.......... 2,570 2,456,553
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.77%, 11/25/36 .......... 1,832 1,559,317
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.77%, 01/25/47 .......... USD 1,489 $ 1,216,504
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 2,078 1,949,683
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,507 2,475,486
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 4.80%,
03/25/36
(a)
.............. 5,926 1,608,719
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
4.73%, 08/25/36 .......... 745 731,311
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
4.79%, 03/25/37 .......... 87 81,179
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
4.59%, 03/25/37 .......... 1,345 1,226,889
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
4.66%, 06/25/37 .......... 917 859,577
BRAVO, Series 2024-NQM6, Class B2,
8.09%, 08/01/64
(a)(c)
.......... 500 495,948
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
8.00%, 09/25/63
(a)
......... 1,500 1,515,847
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 569,174
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 854,634
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c)(g)
... 3,230 3,235,296
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... 547 506,033
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,237,420
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 445,834
Series 2024-R1, Class A1, 4.00%,
10/25/54 ............... 7,619 7,395,147
Series 2024-R1, Class A2, 4.00%,
10/25/54 ............... 947 887,228
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,700 20,033,378
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 5.19%,
11/25/35
(a)
.............. 947 774,954
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,202 526,619
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 5.79%,
04/25/46
(a)
.............. 26,614 7,837,401

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.85%, 04/25/46
(a)
.. USD 914 $ 858,092
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 770 332,139
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,445 1,157,385
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,336 632,498
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,952 4,676,873
CHNGE Mortgage Trust
(c)
Series 2022-1, Class A1, 3.01%,
01/25/67
(a)
.............. 3,867 3,579,013
Series 2022-4, Class A1, 6.00%,
10/25/57
(g)
.............. 1,282 1,276,961
CIM Trust, Series 2019-J2, Class B4,
3.76%, 10/25/49
(a)(c)
.......... 1,527 1,187,780
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,143 1,011,070
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,586 2,330,416
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,549 2,861,534
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 4.95%,
05/25/37
(a)
.............. 3,386 3,098,461
Series 2014-C, Class B2, 4.25%,
02/25/54
(c)
.............. 582 557,202
Series 2022-A, Class A1, 6.17%,
09/25/62
(c)(g)
............. 10,916 10,918,529
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 748 631,172
COLT Mortgage Loan Trust
(c)
Series 2020-2, Class M1, 5.25%,
03/25/65
(a)
.............. 2,734 2,693,092
Series 2022-1, Class B2, 4.07%,
12/27/66
(a)
.............. 623 476,024
Series 2022-3, Class B1, 4.21%,
02/25/67
(a)
.............. 2,500 2,077,538
Series 2022-5, Class B1, 4.71%,
03/25/67
(a)
.............. 4,802 4,259,831
Series 2022-8, Class B1, 6.51%,
08/25/67
(a)
.............. 2,315 2,294,450
Series 2024-6, Class A1, 5.39%,
11/25/69
(g)
.............. 18,492 18,388,158
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,148,619
Series 2021-JR1, Class A1, 5.47%,
09/27/66
(a)
.............. 23,969 23,891,297
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(a)
.............. 2,752 2,430,898
Series 2021-JR1, Class B2, 0.00%,
09/27/66
(a)
.............. 4,344 3,413,477
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 2,036 969,141
Security
Par (000)
Par (000) Value
United States (continued)
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 5.80%, 11/25/35
(a)
...... USD 3,144 $ 653,068
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 637 341,426
CSMC Trust
(a)(c)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 4.73%, 02/27/36 ... 34 33,554
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 5.09%, 08/27/36 ... 1,872 1,476,477
Series 2014-SAF1, Class B5, 3.86%,
03/25/44 ............... 2,835 2,047,084
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.87%, 10/27/36 ... 4,454 2,977,576
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.63%, 03/27/36 ... 2,858 2,149,097
Series 2021-NQM8, Class M1,
3.26%, 10/25/66 .......... 1,453 1,066,918
Series 2022-NQM6, Class PT,
8.73%, 12/25/67 .......... 22,620 22,648,012
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.31%,
03/25/67
(a)
.............. 2,349 1,945,257
Series 2022-3, Class B1, 5.27%,
07/25/67
(a)
.............. 3,178 2,855,607
Series 2022-3, Class M1, 5.27%,
07/25/67
(a)
.............. 5,876 5,491,543
Series 2024-1, Class A1, 5.74%,
07/25/69
(g)
.............. 4,928 4,930,446
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.79%,
08/25/47
(a)
................ 2,028 1,761,841
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 780 653,274
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 496 415,422
Ellington Financial Mortgage Trust,
Series 2022-4, Class B2, 5.93%,
09/25/67
(a)(c)
............... 4,578 3,774,001
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA12,
Class 2A1, 5.31%, 02/25/36
(a)
... 40 24,666
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,028,119
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,288,646
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(g)
......... 11,701 11,639,661
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 6.83%, 03/25/36
(a)
..... 1,161 1,051,691

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
Series 2019-PJ2, Class B4, 4.37%,
11/25/49 ............... USD 2,489 $ 2,158,565
Series 2020-PJ2, Class B4, 3.55%,
07/25/50 ............... 1,867 1,522,427
GS Mortgage-Backed Securities Trust,
Series 2023-CCM1, Class B1,
7.45%, 08/25/53
(a)(c)
.......... 2,130 2,128,519
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.80%, 01/25/35 ... 2,437 2,112,046
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.80%, 03/25/35 ... 3,481 3,230,169
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
4.80%, 01/25/36 .......... 2,294 1,845,338
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.98%,
01/25/35
(a)
.............. 273 262,235
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 69 114,614
Series 2007-OA2, Class 2A1,
2.97%, 06/25/47
(a)
......... 1,328 776,022
HarborView Mortgage Loan Trust
(a)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.89%, 12/19/36 ... 10,358 7,866,595
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.88%, 05/19/37 ... 2,929 2,261,614
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
4.73%, 07/19/47 .......... 984 893,394
HIG RCP LLC, Series 2023-FL1, Class
A, (1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 6.67%, 09/19/38
(a)(c)
2,120 2,122,782
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(c)
............... 9,901 9,493,787
Homeward Opportunities Fund Trust
(c)
Series 2022-1, Class A1, 5.08%,
07/25/67
(g)
.............. 11,773 11,648,705
Series 2022-1, Class M1, 5.05%,
07/25/67
(a)
.............. 6,241 5,943,917
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.79%, 11/25/36
(a)
........... 3,343 2,985,639
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.69%, 07/25/36 ... 549 521,061
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
4.79%, 01/25/37 .......... 1,038 909,053
Series 2007-AR19, Class 3A1,
4.04%, 09/25/37 .......... 4,787 3,077,672
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.93%, 08/25/37 1,354 1,207,850
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.89%,
05/25/37
(a)
................ USD 718 $ 628,582
J.P. Morgan Mortgage Trust
(a)
Series 2007-A1, Class 4A1, 7.20%,
07/25/35 ............... 3 2,971
Series 2021-4, Class B3, 2.90%,
08/25/51
(c)
.............. 6,401 4,941,495
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(c)
......... 17,484 13,897,683
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(c)
.............. 2,464 1,957,347
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(c)
.............. 863 653,679
Series 2021-INV5, Class B6, 2.98%,
12/25/51
(c)
.............. 2,948 1,402,347
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(c)
......... 7,987 6,348,369
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(c)
.............. 7,295 5,998,833
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(c)
.............. 1,712 1,393,517
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(c)
.............. 2,382 1,910,503
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(c)
.............. 1,265 992,490
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(c)
.............. 521 395,334
Series 2021-INV7, Class B6, 3.21%,
02/25/52
(c)
.............. 1,705 795,895
Series 2024-VIS1, Class B2, 8.10%,
07/25/64
(c)
.............. 1,000 985,563
Series 2024-VIS2, Class B1, 7.73%,
11/25/64
(c)
.............. 3,191 3,213,992
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 4.75%,
04/25/61
(c)(g)
............... 27,672 27,662,479
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 6.35%,
09/25/47
(a)
................ 2,663 3,511,315
MASTR Resecuritization Trust, Series
2008-3, Class A1, 5.45%, 08/25/37
(a)
(c)
...................... 1,328 467,282
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28
(c)
.............. 23,513 22,526,637
Series 2021-VFN1,  3.00%, 09/25/31 31,027 19,217,773
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.87%, 04/25/37
(a)
2,455 2,008,758
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.27%), 4.77%, 09/25/37
(a)
..... 1,281 675,553
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 177 165,120
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 4,709,448
Series 2022-NQM1, Class M1,
4.25%, 12/25/66
(a)
......... 4,096 3,447,794
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(g)
......... 8,807 8,779,500

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(g)
.............. USD 26,172 $ 26,220,171
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(g)
.............. 10,556 10,626,221
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 5.17%,
12/26/46
(a)(c)
............... 1,143 1,054,888
Morgan Stanley Residential Mortgage
Loan Trust
(a)(c)
Series 2014-1A, Class B3, 6.38%,
06/25/44 ............... 777 776,070
Series 2023-NQM1, Class B1,
7.45%, 09/25/68 .......... 2,584 2,583,168
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 5.30%,
04/16/36
(a)(c)
............... 4,695 4,571,220
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,794 2,458,075
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 641 582,945
New Residential Mortgage Loan Trust
(a)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,586 1,523,467
Series 2020-RPL1, Class B3, 3.86%,
11/25/59 ............... 10,258 7,464,874
Series 2024-NQM3, Class B1,
7.17%, 11/25/64 .......... 1,596 1,578,571
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a)(c)
.......... 1,895 1,335,155
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a)(c)
....... 2,642 1,870,141
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 599 588,347
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 526 511,973
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. 1,511 261,970
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 5.29%, 06/25/37
(a)
.. 651 534,613
NYMT Loan Trust, Series 2024-INV1,
Class A1, 5.38%, 06/25/69
(a)(c)
... 6,429 6,388,357
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(c)(g)
....... 7,812 7,780,180
PRET LLC
(c)(g)
Series 2024-NPL2, Class A1, 7.02%,
02/25/54 ............... 17,923 17,998,025
Series 2024-RN2, Class A1, 7.12%,
04/25/54 ............... 4,191 4,203,309
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,013 2,604,644
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,560 1,518,511
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 11,564 11,516,260
Series 2023-AFC1, Class B1,
7.48%, 02/25/58 .......... 4,567 4,394,775
Security
Par (000)
Par (000) Value
United States (continued)
PRPM LLC
(c)(g)
Series 2020-4, Class A1, 6.61%,
10/25/25 ............... USD 8,095 $ 8,099,080
Series 2021-4, Class A1, 4.87%,
04/25/26 ............... 4,864 4,853,135
Series 2022-1, Class A1, 3.72%,
02/25/27 ............... 1,427 1,422,805
PRPM Trust
(a)(c)
Series 2022-NQM1, Class B1,
5.43%, 08/25/67 .......... 964 917,667
Series 2024-NQM1, Class B1,
7.53%, 12/25/68 .......... 2,066 2,072,590
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 11/25/29
(a)(c)
6,457 6,440,747
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.81%, 12/25/36 ... 3,142 2,706,017
Series 2007-QH9, Class A1, 6.35%,
11/25/37 ............... 530 446,504
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.60%, 02/25/47 ... 446 136,482
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.47%,
02/25/50
(a)
.............. 1,586 1,346,002
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(g)
......... 4,120 4,127,076
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 6.89%, 10/25/39
(a)(c)
13,967 14,028,251
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 4.81%,
03/25/35 ............... 361 345,642
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 4.79%,
06/25/35 ............... 776 740,676
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 4.85%,
09/25/35 ............... 1,280 1,065,539
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,656,631
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,289,227
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,892,588
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.68%,
08/25/36 ............... 7,133 5,028,759
Series 2006-SA4, Class 2A1, 5.69%,
11/25/36 ............... 416 340,229
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(c)
............... 4,499 3,774,505
Saluda Grade Alternative Mortgage
Trust
(c)(g)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,770,319
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,967,491

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... USD 14,110 $ 13,928,070
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,004 990,722
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.62%, 07/20/37
(a)
.. 1,400 1,091,192
SG Residential Mortgage Trust
(c)
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 2,465 2,456,643
Series 2022-2, Class B1, 5.29%,
08/25/62
(a)
.............. 4,811 4,523,578
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c)(g)
............... 1,771 1,580,762
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 5.84%,
04/25/37
(a)
................ 307 159,171
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(c)
............... 4,942 4,350,359
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 5.03%,
05/25/35 ............... 615 494,132
Series 2006-3, Class 4A, 4.13%,
04/25/36 ............... 1,314 688,286
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
4.91%, 02/25/36 .......... 758 656,737
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
4.83%, 06/25/36 .......... 3,808 3,227,048
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
4.87%, 05/25/46 .......... 863 583,785
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,034,654
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,252 1,162,214
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.03%, 06/25/46
(a)
........... 2,651 1,605,238
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c)(g)
... 1,634 1,625,164
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,418,436
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 4,786,712
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c)(d)
.......... 29,100 26,705,896
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 12,832 11,062,759
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(c)(g)
6,749 6,822,767
Security
Par (000)
Par (000) Value
United States (continued)
Verus Securitization Trust
(a)(c)
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... USD 3,834 $ 3,630,377
Series 2021-3, Class B1, 3.20%,
06/25/66 ............... 3,316 2,435,194
Series 2021-6, Class B1, 4.05%,
10/25/66 ............... 540 423,824
Series 2021-6, Class M1, 2.94%,
10/25/66 ............... 1,567 1,184,785
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,058,319
Series 2022-3, Class B1, 4.06%,
02/25/67 ............... 2,034 1,598,707
Series 2022-4, Class B1, 4.78%,
04/25/67 ............... 1,178 1,035,414
Series 2022-INV1, Class B1, 5.82%,
08/25/67 ............... 840 830,327
Series 2023-2, Class B1, 7.53%,
03/25/68 ............... 4,333 4,352,948
Series 2024-7, Class B1, 6.50%,
09/25/69 ............... 1,643 1,614,069
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,425,865
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,730,133
Series 2022-1, Class B1, 5.79%,
08/25/57 ............... 4,722 4,119,135
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,088,668
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,014,110
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 5.82%,
06/25/46 ............... 255 227,971
Series 2007-HY3, Class 4A1, 5.17%,
03/25/37 ............... 51 46,721
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.58%,
06/25/47 ............... 6,462 5,321,492
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 5.62%,
06/25/47 ............... 1,882 1,517,509
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.79%, 12/25/36 1,179 938,170
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 6.08%,
04/25/47 ............... 1,764 1,489,182
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 5.07%, 06/25/37 ... 1,634 1,473,845

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 5.00%,
11/25/35
(a)
.............. USD 619 $ 446,620
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 251 194,891
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,845 1,409,322
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,380 2,156,223
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,691 2,281,419
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 715 606,510
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.55%,
12/25/46
(a)
.............. 5,132 4,025,943
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 7.72%, 07/25/59 .... 11,501 11,898,664
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 8.27%, 07/25/59 .... 15,707 16,279,914
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(c)
...................... 1,651 1,221,868
1,652,146,852
Commercial Mortgage-Backed Securities — 5.6%
Bermuda — 0.1%
(a)(c)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 6.67%, 08/19/35 . 5,048 5,054,103
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.65%,
01/19/37 ................. 20,703 20,838,583
25,892,686
Ireland — 0.2%
(a)
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 6.08%, 11/20/33
(b)
...... GBP 1,776 2,208,136
Haus European Loan Conduit No 39
DAC, Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor + 0.65%),
3.71%, 07/28/51
(b)
........... EUR 685 656,398
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
3.50% Floor + 3.50%), 8.23%,
08/17/33
(b)
.............. GBP 8,848 11,104,348
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
4.50% Floor + 4.50%), 9.23%,
08/17/33
(b)
.............. 7,642 9,590,670
Security
Par (000)
Par (000) Value
Ireland (continued)
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 3.76%, 08/17/33
(b)
... EUR 1,844 $ 1,899,879
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.06%, 08/17/33
(b)
... 1,125 1,157,394
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 4.40%, 08/17/33
(b)
... 1,331 1,367,176
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.91%, 08/17/33
(b)
... 1,031 1,060,390
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 3.90%, 08/17/31
(b)
... 3,245 3,350,486
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 4.21%, 08/17/31
(b)
... 939 967,985
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 4.61%, 08/17/31
(b)
... 1,061 1,093,744
Stark Financing DAC, Series 2023-1X,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.10%),
7.83%, 08/17/33
(b)
........... GBP 13,404 16,820,858
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 6.03%,
05/17/31
(b)
.............. 880 1,095,801
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.38%,
05/17/31
(b)
.............. 536 666,966
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.33%,
05/17/31
(b)
.............. 547 679,870
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.48%,
08/17/31
(b)
.............. 319 399,711
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 6.83%,
08/17/31
(b)
.............. 1,567 1,945,270
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.64%, 11/17/36
(b)
... EUR 6,953 7,125,122
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 5.19%, 11/17/36
(b)
... 1,828 1,895,596
Series 2024-1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.55%), 5.69%, 11/17/36
(b)
... 1,287 1,334,848
Series 2024-1X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.30%), 6.44%, 11/17/36
(b)
... 3,096 3,207,277
UK Logistics DAC, Series 2024-1X,
Class A, (Sterling Overnight Index
Average at 1.65% Floor + 1.65%),
6.38%, 05/17/34
(b)
........... GBP 564 708,742

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 4.79%, 02/27/33
(b)
EUR 2,700 $ 2,740,403
73,077,070
Italy — 0.0%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.50%, 05/22/34
(b)
... 12,859 13,432,425
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 6.50%, 05/22/34
(b)
... 6,145 6,317,248
19,749,673
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 3 3,375
United Kingdom — 0.0%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
6.24%, 10/22/37
(b)
........... GBP 2,100 2,118,801
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 6.88%,
11/17/30
(b)
................ 535 667,115
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.07%,
02/17/35
(b)
.............. 6,332 7,882,742
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.42%,
02/17/35
(b)
.............. 3,664 4,562,536
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.82%,
02/17/35
(b)
.............. 1,755 2,185,139
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 7.82%,
02/17/35
(b)
.............. 4,049 5,041,368
22,457,701
United States — 5.3%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,080,720
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,193,100
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,226,938
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a)(c)
.... 6,126 6,562,785
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,003,816
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 5,129,989
Security
Par (000)
Par (000) Value
United States (continued)
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.86%, 09/15/34 ... USD 1,978 $ 1,933,495
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 6.32%, 09/15/34 ... 3,660 3,504,450
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.90%, 09/15/34 ... 17,397 16,392,461
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.29%,
11/15/55
(a)
................ 2,100 2,103,875
Alen Mortgage Trust
(a)(c)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.66%, 04/15/34 ... 2,178 2,020,095
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.21%), 7.61%, 04/15/34 ... 2,327 1,520,694
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 879,391
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 3,077,572
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 6.62%, 06/17/39
(a)(c)
5,830 5,835,484
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.09%, 07/15/41
(a)(c)
.... 17,640 17,750,391
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.84%, 10/15/34
(a)(c)
25,460 25,507,806
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 6.67%, 04/15/35 ... 3,816 3,787,380
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 7.67%, 04/15/35 ... 61 60,526
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 6.64%, 12/15/36 ... 8,386 7,949,535
Series 2024-ATRM, Class A, 5.41%,
11/10/29 ............... 28,130 27,994,104
Series 2024-ATRM, Class E, 9.21%,
11/10/29 ............... 6,325 6,284,471
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 54,860 55,385,307
Series 2024-MAR, Class B, 7.07%,
12/10/41 ............... 1,980 2,022,203
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 4,861 4,990,468
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class F, 3.60%, 04/14/33
(a)(c)
.... 3,391 3,315,911
BAMLL Trust, Series 2024-BHP, Class
A, (1-mo. CME Term SOFR at 2.35%
Floor + 2.35%), 6.75%, 08/15/39
(a)(c)
11,500 11,557,019

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BANK5
Series 2024-5YR10, Class A3,
5.30%, 10/15/57 .......... USD 6,954 $ 6,986,822
Series 2024-5YR11, Class A3,
5.89%, 11/15/57 .......... 8,210 8,446,125
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 14,360 14,923,755
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
4.93%, 11/25/35 .......... 2,402 2,283,406
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.90%, 01/25/36 ... 4,236 4,031,395
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 5.04%, 01/25/36 ... 99 94,220
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 5.13%, 01/25/36 ... 265 251,016
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.99%, 04/25/36 ... 403 375,143
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.87%, 07/25/36 ... 719 689,831
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.83%, 10/25/36 ... 472 454,362
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.90%, 10/25/36 ... 512 493,559
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.80%, 12/25/36 ... 1,606 1,534,641
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.86%, 03/25/37 ... 1,094 1,026,293
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.86%, 07/25/37 ... 1,590 1,469,348
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 5.13%, 09/25/37 ... 5,060 4,785,350
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 5.95%, 10/25/37 ... 6,129 3,479,556
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 5.95%, 12/25/37 ... 7,296 6,346,189
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 2.61%), 6.95%,
04/25/38 ............... 1,766 1,744,691
BBCMS Mortgage Trust
(a)(c)
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 1,720 1,391,545
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.32%, 03/15/37 ... 2,229 2,109,191
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.57%, 03/15/37 ... 2,134 1,899,260
Series 2023-5C23, Class D, 7.45%,
12/15/56 ............... 1,148 1,133,878
Security
Par (000)
Par (000) Value
United States (continued)
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 6.50%, 08/19/38
(a)(c)
USD 6,082 $ 6,104,679
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.89%, 11/15/41 ... 7,260 7,260,000
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 8.04%, 11/15/41 ... 4,509 4,499,168
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.29%, 07/15/41
(a)(c)
.......... 8,290 8,310,725
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 8.21%, 10/15/35
(a)(c)
6,517 84,375
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.55%), 5.94%, 07/15/35
(a)(c)
14,468 14,449,631
BLP Commercial Mortgage Trust
(a)(c)
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.09%, 03/15/40 ... 7,455 7,472,976
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.74%, 03/15/41 ... 2,584 2,585,283
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%,
02/15/57 ............... 2,878 2,947,557
Series 2024-5C6, Class A3, 5.32%,
09/15/57 ............... 1,110 1,113,303
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.79%, 06/15/41
(a)(c)
5,092 5,047,730
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.32%, 08/15/41
(a)(c)
.... 2,803 2,815,184
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 5.22%,
11/05/39 ............... 3,700 3,677,697
Series 2024-PARK, Class D, 7.00%,
11/05/39 ............... 620 618,847
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,149,450
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.11%, 09/15/38 ... 5,768 5,774,992
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.40%, 05/15/39 ... 2,870 2,884,166
Series 2024-PMDW, Class A, 5.36%,
11/05/41 ............... 1,220 1,216,048
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 3,024 2,854,876
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,464,630
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 562,066
Series 2013-1515, Class F, 3.93%,
03/10/33
(a)
.............. 601 507,813

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.............. USD 8,380 $ 7,588,968
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,407,294
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.42%, 02/15/33
(a)
.. 25,114 24,857,962
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.66%, 02/15/33
(a)
.. 15,394 15,285,193
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.76%, 02/15/33
(a)
.. 10,302 10,293,124
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.31%, 06/15/38
(a)
.. 6,687 6,638,160
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.31%, 05/15/38
(a)
.. 1,512 1,506,330
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,047,005
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.54%, 06/15/27
(a)
.. 7,520 7,597,281
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 6.34%, 11/15/28
(a)
.. 3,410 3,401,530
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.16%, 12/09/40
(a)
.. 8,173 8,205,894
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 7.99%, 12/09/40
(a)
.. 10,896 10,910,058
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.89%, 10/15/41
(a)
.. 9,685 9,721,319
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.09%, 08/15/39
(a)
.. 16,916 17,032,453
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.26%, 10/15/41
(a)
.. 34,140 34,350,391
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 8.31%, 10/15/41
(a)
.. 8,326 8,352,019
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.35%, 10/15/41
(a)
. 1,863 1,866,582
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 05/15/34
(a)
.. 8,419 8,424,425
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.04%, 05/15/41
(a)
.. 20,309 20,404,514
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 02/15/39
(a)
.. 2,056 2,061,331
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 8.14%, 02/15/39
(a)
.. 6,365 6,419,570
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 06/15/37
(a)
.. 27,249 27,300,323
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 5.19%, 11/15/41
(a)
... CAD 2,655 $ 1,847,797
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 02/15/39
(a)
.. USD 5,317 5,338,491
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.54%, 02/15/39
(a)
.. 16,256 16,276,205
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.59%, 02/15/39
(a)
.. 9,662 9,461,890
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.79%, 03/15/41
(a)
.. 371 372,409
BX Trust
(a)(c)
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 5.41%, 10/15/36 ... 820 817,694
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.31%, 02/15/36 ... 6,553 6,552,828
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.31%, 02/15/36 ... 4,118 4,116,855
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.91%, 02/15/36 ... 11,223 10,921,222
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.91%, 02/15/36 ... 7,117 6,925,892
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.51%, 02/15/36 ... 2,185 2,089,218
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.51%, 02/15/36 ... 7,383 7,059,783
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 01/15/34 ... 2,016 2,003,400
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.51%, 01/15/34 ... 3,122 3,097,205
Series 2021-MFM1, Class G, (1-mo.
CME Term SOFR at 3.90% Floor
+ 4.01%), 8.41%, 01/15/34 ... 70 69,060
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.11%, 06/15/36 ... 6,905 6,761,903
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 8.44%, 06/15/36 ... 2,240 2,103,979
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.40%, 01/15/39 ... 3,419 3,419,000
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.25%, 01/15/39 ... 3,580 3,571,050
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.68%, 01/15/39 ... 1,449 1,444,472
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.09%, 05/15/38 ... 18,097 18,232,727

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 8.78%, 05/15/38 ... USD 907 $ 916,070
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 04/15/41 ... 9,358 9,381,294
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.09%, 04/15/41 ... 3,607 3,614,041
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 8.09%, 04/15/41 ... 5,893 5,860,440
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.49%, 03/15/41 ... 7,020 7,041,684
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.84%, 03/15/41 ... 15,026 14,980,530
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 9.79%, 03/15/41 ... 7,203 7,202,622
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.89%, 07/15/29 ... 36,010 36,156,291
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.29%, 07/15/29 ... 6,070 6,096,556
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.33%, 07/15/29 ... 15,610 15,602,632
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.55%,
08/13/37 ............... 1,930 1,691,333
Series 2017-CC, Class E, 3.55%,
08/13/37 ............... 3,820 3,152,561
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,411,674
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,019,862
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 3,013,795
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.37%, 07/15/41
(a)(c)
.... 6,660 6,684,975
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 6.85%, 12/15/37
(a)(c)
.... 9,282 9,282,275
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,056,074
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.02%, 09/15/38
(a)(c)
18,476 18,545,494
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.83%,
05/10/58
(a)
................ 6,142 5,930,765
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 6,222,792
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,366,228
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 21,858 20,976,626
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 2,062 1,864,030
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)
.............. USD 2,660 $ 2,223,924
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.99%, 08/15/36 ... 5,172 5,172,398
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.84%, 08/15/36 ... 8,751 8,707,534
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(c)
............. 750 622,633
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
.............. 942 912,025
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,988,411
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(c)
............. 2,010 1,286,711
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)(c)
............. 1,640 1,658,454
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.24%, 06/15/41
(a)(c)
. 16,380 16,380,532
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.99%, 06/15/41
(a)(c)
. 5,615 5,593,956
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.88%, 06/15/41
(a)(c)
. 6,488 6,494,384
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.04%, 08/15/41 ... 6,550 6,582,750
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.29%, 08/15/41 ... 6,477 6,468,906
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
D, 3.70%, 08/15/37
(a)(c)
........ 560 542,724
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
................ 1,586 1,438,692
CSMC Trust
(c)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 5.39%, 12/15/30
(a)
.. 2,310 2,273,343
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,916,134
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.87%, 10/15/37
(a)
.. 4,184 3,903,025
Series 2020-FACT, Class F, (1-mo.
CME Term SOFR at 6.16% Floor
+ 6.77%), 11.17%, 10/15/37
(a)
. 300 256,427
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.66%, 11/15/38
(a)
.. 1,337 1,331,261
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.01%, 11/15/38
(a)
.. 2,356 2,332,583
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.84%, 02/15/25
(a)(d)
. 23,200 22,745,138
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a)(c)
............... 32,830 31,903,186

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.28%, 08/15/34
(a)(c)
USD 1,600 $ 1,607,013
DBGS Mortgage Trust, Series 2018-
BIOD, Class D, (1-mo. CME Term
SOFR at 1.30% Floor + 1.60%),
5.99%, 05/15/35
(a)(c)
.......... 113 110,953
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37
(a)(c)
4,998 5,055,256
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
6.14%, 04/15/37
(a)(c)
.......... 1,428 1,428,891
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.73%,
04/13/40 ............... 1,570 1,580,161
Series 2024-HLTN, Class F, 10.31%,
04/13/40 ............... 4,127 4,182,928
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.90%, 03/15/34 ... 9,090 9,112,725
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 8.40%, 03/15/34 ... 26,040 26,152,547
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.80%, 06/10/39 .......... 9,410 9,500,871
Series 2024-ELM, Class A15,
5.80%, 06/10/39 .......... 9,410 9,500,871
Series 2024-ELM, Class E10,
7.79%, 06/10/39 .......... 12,317 12,410,665
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 7.63%, 11/15/38
(a)(c)
.... 4,922 4,922,298
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a)(c)
.......... 3,348 3,347,595
Extended Stay America Trust
(a)(c)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 07/15/38 ... 8,633 8,654,212
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.36%, 07/15/38 ... 10,169 10,219,573
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 8.21%, 07/15/38 ... 28,535 28,675,482
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.27%, 10/10/41
(a)(c)
3,034 2,987,065
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.74%, 12/15/39 ... 901 906,631
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 10.14%, 12/15/39 .. 6,969 7,041,365
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(c)
........ 2,546 1,991,100
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
6.09%, 05/15/41 .......... 36,228 36,363,855
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 03/15/39 ... USD 5,531 $ 5,539,642
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 5.37%,
05/03/32
(c)
................ 7,340 7,336,668
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.40%,
07/10/48
(a)
.............. 1,786 1,738,816
Series 2017-375H, Class A, 3.48%,
09/10/37
(a)(c)
............. 1,460 1,369,110
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(c)
.............. 5,185 4,405,248
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.40%, 11/15/36
(a)(c)
. 7,136 7,112,189
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.81%, 05/15/26
(a)(c)
. 2,320 2,196,797
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 6.59%, 08/15/39
(a)(c)
. 11,620 11,630,866
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.49%, 03/15/28
(a)(c)
. 11,230 11,272,112
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)(c)
............. 34,583 34,829,871
Series 2024-RVR, Class E, 7.47%,
08/10/41
(a)(c)
............. 3,613 3,557,342
Series 2024-RVR, Class HRR,
8.91%, 08/10/41
(a)(c)
........ 12,450 12,213,133
GS Mortgage Securities Trust
(a)
Series 2015-590M, Class E, 3.81%,
10/10/35
(c)
.............. 2,540 2,254,326
Series 2019-GSA1, Class C, 3.80%,
11/10/52 ............... 570 496,469
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(c)
............... 1,181 1,074,973
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.24%, 10/15/41 ... 13,190 13,260,029
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 8.04%, 10/15/41 ... 4,970 4,985,519
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 05/15/37 ... 10,515 10,518,290
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.59%, 05/15/37 ... 11,854 11,761,460
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 6.79%, 07/15/39
(a)(c)
2,607 2,606,984
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 06/15/41
(a)(c)
.... 6,118 6,129,471
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.66%, 10/15/36
(a)(c)
.......... 6,099 6,007,515

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 5.88%,
05/10/39 ............... USD 3,390 $ 3,407,693
Series 2024-T53, Class E, 10.26%,
05/10/39 ............... 9,477 9,683,268
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(a)(c)
............... 6,663 5,186,815
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 6.64%, 10/15/39
(a)(c)
.... 19,679 19,734,347
Independence Plaza Trust
(c)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,188,740
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 1,335 1,299,124
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
6.89%, 08/15/39
(a)(c)
.......... 12,733 12,740,958
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.14%,
11/15/41
(a)(c)
............... 9,520 9,517,025
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
.............. 6,933 6,618,656
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,501,661
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 5.65%, 06/15/35
(a)
.. 1,745 1,514,914
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 6.60%, 07/15/36
(a)
.. 5,580 5,457,965
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 7.53%, 10/15/33
(a)
.. 2,500 2,077,107
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 5.56%, 04/15/38
(a)
.. 991 990,887
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.21%, 04/15/38
(a)
.. 12,867 12,883,084
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.71%, 04/15/38
(a)
.. 5,050 5,056,313
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 7.94%, 04/15/37
(a)
.. 11,124 9,595,558
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.............. 6,152 4,938,287
Series 2024-IGLG, Class A, 5.17%,
11/09/39
(a)
.............. 15,900 15,853,411
Series 2024-IGLG, Class D, 6.48%,
11/09/39
(a)
.............. 4,440 4,407,804
Series 2024-IGLG, Class E, 7.25%,
11/09/39
(a)
.............. 13,516 13,415,145
Series 2024-IGLG, Class F, 8.22%,
11/09/39
(a)
.............. 11,578 11,529,797
Series 2024-IGLG, Class HRR,
9.65%, 11/09/39
(a)
......... 14,700 14,618,356
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.............. 4,640 4,696,610
Security
Par (000)
Par (000) Value
United States (continued)
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.14%, 12/15/48
(a)(c)
... USD 2,084 $ 1,848,210
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,667,317
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 361,885
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.02%, 06/15/39 ... 7,310 7,312,284
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.59%, 06/15/39 ... 4,203 4,215,852
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 6.11%, 12/15/39
(a)(c)
.... 9,740 9,724,778
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 10/15/41 ... 6,410 6,414,006
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 7.04%, 10/15/41 ... 1,628 1,629,017
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.99%, 06/15/39 ... 25,070 25,101,338
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.83%, 06/15/39 ... 2,039 2,036,110
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.90%, 09/25/36
...
1,941 1,843,355
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 6.45%, 10/25/37 ... 5,850 5,103,438
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 7.93%, 10/13/33
(a)(c)
.. 20,050 19,601,381
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 7.09%, 08/15/40
(a)(c)
4,400 4,465,795
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(c)
............... 118 105,955
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 6.19%, 12/15/41
(a)
.. 6,110 6,140,550
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.16%, 02/15/37
(a)
.. 573 574,458
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 9.05%, 02/15/37
(a)
.. 4,594 4,605,343
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,062,319
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 5,891 5,938,533
MFT Trust, Series 2020-ABC, Class C,
3.48%, 02/10/42
(a)(c)
.......... 3,925 2,225,837

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 5.31%, 04/15/38 ... USD 1,265 $ 1,263,758
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.61%, 04/15/38 ... 6,798 6,801,848
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.11%, 04/15/38 ... 867 867,062
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.26%, 07/15/38 ... 7,927 7,897,274
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 8.46%, 07/15/38 ... 3,438 3,415,011
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 7,017,903
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 9.05%, 11/15/34
(a)
.. 2,673 2,557,310
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.59%, 11/15/34
(a)
. 2,925 2,789,603
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)
.............. 7,057 4,605,829
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 904,976
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 589,084
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. 6,306 6,084,332
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%,
12/15/56
(a)
................ 1,976 2,081,135
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,719,149
NJ Trust, Series 2023-GSP, Class A,
6.48%, 01/06/29
(a)(c)
.......... 4,750 4,943,066
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 6.39%, 08/15/29 ... 1,220 1,228,577
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 8.24%, 08/15/29 ... 4,401 4,439,203
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(c)
...................... 7,856 5,788,888
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,050,270
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 2,869,685
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.46%, 01/15/36 ... 3,402 3,244,657
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.76%, 01/15/36 ... 4,673 4,392,620
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.01%, 01/15/36 ... 3,892 3,623,457
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.26%, 01/15/36 ... USD 1,660 $ 1,425,956
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 7.49%, 11/15/40
(a)(c)
4,072 4,102,547
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.99%, 12/15/39
(a)(c)
8,070 8,070,000
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.29%, 06/15/39
(a)(c)
4,965 4,964,997
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.86%, 07/15/38 ... 1,617 931,971
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.86%, 07/15/38 ... 3,533 1,007,264
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 6.81%, 06/25/37
(a)(c)
.... 1,560 1,562,148
ROCK Trust
(c)
Series 2024-CNTR, Class A, 5.39%,
11/13/41 ............... 5,083 5,068,830
Series 2024-CNTR, Class E, 8.82%,
11/13/41 ............... 7,678 7,938,553
SELF Commercial Mortgage Trust
(a)(c)
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 11/15/34 ... 6,510 6,518,052
Series 2024-STRG, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.59%, 11/15/34 ... 6,569 6,565,844
Series 2024-STRG, Class F, (1-mo.
CME Term SOFR at 5.19% Floor
+ 5.19%), 9.58%, 11/15/34 ... 5,690 5,686,977
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.48%,
09/15/39 ............... 4,690 3,874,397
Series 2019-PREZ, Class E, 3.48%,
09/15/39 ............... 3,356 2,702,304
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 6.04%, 04/15/37
(a)(c)
5,335 5,321,662
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.35%, 10/15/41 ... 38,145 38,418,976
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 8.00%, 10/15/41 ... 14,995 15,124,965
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 8.85%, 10/15/41 ... 10,089 10,188,944
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 6.44%, 07/15/36
(a)(c)
3,122 3,118,097
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 7.24%, 12/15/39
(a)(c)
.... 1,101 1,100,303
THPT Mortgage Trust, Series 2023-
THL, Class A, 6.99%, 12/10/34
(a)(c)
4,302 4,394,189

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
TTAN MHC
(a)(c)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.91%, 03/15/38 ... USD 1,453 $ 1,453,040
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.41%, 03/15/38 ... 7,375 7,370,527
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.58%, 12/10/33
(a)(c)
4,360 4,546,429
VEGAS
(a)(c)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 23,080 22,131,597
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 32,540 29,670,037
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(c)
........... 8,460 8,481,452
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 491,547
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 289,445
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 265,237
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 836 723,880
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 1,027 889,960
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 456 391,340
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 704 583,888
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 806 640,909
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,957 1,511,469
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,313 1,002,293
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,902 1,869,905
Series 2022-4, Class M3, 7.54%,
08/25/52
(a)
.............. 1,629 1,559,293
Series 2022-4, Class M4, 7.54%,
08/25/52
(a)
.............. 2,239 2,065,013
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 5,807 5,784,952
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,252 1,251,816
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,436 1,445,858
Series 2024-5, Class A, 5.49%,
10/25/54
(a)
.............. 9,494 9,368,801
Series 2024-5, Class M2, 5.96%,
10/25/54
(a)
.............. 3,085 3,021,568
Series 2024-5, Class M3, 6.76%,
10/25/54
(a)
.............. 5,122 5,025,806
Series 2024-5, Class M4, 9.53%,
10/25/54
(a)
.............. 2,782 2,729,473
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 850 842,739
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. 1,556 1,543,596
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 984 977,311
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(c)
............. USD 1,022 $ 910,818
Series 2019-C49, Class D, 3.00%,
03/15/52
(c)
.............. 988 811,124
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.01%, 05/15/31
(a)(c)
. 750 726,269
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)(c)
............. 5,640 5,653,283
Series 2024-5C2, Class A3, 5.92%,
11/15/57
(a)
.............. 10,010 10,313,014
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(c)
.............. 8,942 9,045,516
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(c)
.............. 5,427 5,376,299
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(c)
.............. 2,300 2,281,495
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43
(c)
......... 8,400 8,256,114
WMRK Commercial Mortgage Trust
(a)(c)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 7.19%, 11/15/27 ... 14,598 14,739,043
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 7.83%, 11/15/27 ... 4,950 4,977,844
2,106,603,185
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 107,197 1,578,024
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 79,220 4,728,278
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 91,410 3,675,997
Series 2024-NQM4, Class XS,
0.00%, 12/26/64 .......... 11 11,221
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 11,608 11,343
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 95,836 2,588,419
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 10,429 281,666
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 187,718 1,847,067
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 58,676 1,599,073
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 34,194 635,924
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 669,032
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,389 174,124
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 115,005 1,621,335
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 1.31%,
09/25/35
(c)
................ 1,053 34,121

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 2.02%,
02/25/38
(c)
................ USD 30,619 $ 6,694,931
26,150,555
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)(c)
25,000 98,108
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)(c)
... 19,140 48,344
BANK, Series 2019-BN20, Class XB,
0.36%, 09/15/62
(a)
........... 86,048 1,333,933
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.58%,
02/15/50
(a)
................ 31,555 347,995
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.98%, 04/15/53
(a)
. 2,706 124,963
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
0.86%, 08/10/35 .......... 64,005 1,090,608
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 203,512
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.01%,
03/15/52 ............... 30,751 1,043,024
Series 2020-B17, Class XB, 0.53%,
03/15/53 ............... 13,340 266,078
Series 2021-B23, Class XA, 1.26%,
02/15/54 ............... 47,597 2,489,125
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.72%, 06/15/56
(a)
.... 28,195 1,358,320
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.69%,
05/10/58
(a)
................ 18,700 140,767
Commercial Mortgage Trust
(a)
Series 2015-CR25, Class XA,
0.78%, 08/10/48 .......... 13,369 24,746
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(c)
......... 8,680 426,795
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.23%, 11/15/50 .......... 32,800 236,304
Series 2019-C16, Class XA, 1.54%,
06/15/52 ............... 67,315 3,706,733
Series 2019-C17, Class XA, 1.32%,
09/15/52 ............... 26,171 1,243,397
Series 2019-C17, Class XB, 0.53%,
09/15/52 ............... 41,829 903,721
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)(c)
... 598,765 5,988
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)(c)
52,590 613,084
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)(c)
15,440 315,332
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.23%, 06/10/39 .......... 98,981 317,531
Series 2024-ELM, Class XP15,
1.56%, 06/10/39 .......... 90,365 1,922,832
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)(c)
............... 24,000 240
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.80%, 11/10/52 .......... USD 15,584 $ 494,341
Series 2020-GSA2, Class XA,
1.70%, 12/12/53
(c)
......... 31,529 2,287,453
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 379,833
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... 218,000 45,540
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.40%,
09/15/47 ............... 503 5
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 219,510
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)(c)
... 14,670 166,223
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.14%, 02/15/36
(a)(c)
... 5,720 166,912
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.84%,
03/10/50
(a)(c)
............... 6,537 85,568
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 535,957
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.20%,
12/15/47 ............... 51,913 519
Series 2014-C19, Class XF, 1.20%,
12/15/47 ............... 13,486 166,687
Series 2015-C21, Class XB, 0.24%,
03/15/48 ............... 15,696 157
Series 2015-C26, Class XD, 1.30%,
10/15/48 ............... 18,660 150,906
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.14%,
06/15/50
(c)
.............. 8,870 399,955
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... 53,695 1,449,427
Series 2019-L2, Class XA, 1.00%,
03/15/52 ............... 21,376 730,821
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 0.91%,
12/15/56
(a)
................ 107,370 6,591,241
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)(c)
............... 99,000 752,677
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 393,367
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... 25,265 65,967
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%,
10/15/52 ............... 64,849 3,479,030
Series 2019-C18, Class XA, 0.99%,
12/15/52 ............... 68,009 2,299,271
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.24%, 08/15/49
(c)
......... 9,764 159,433

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-C50, Class XA, 1.40%,
05/15/52 ............... USD 47,734 $ 2,143,641
Series 2021-C59, Class XA, 1.50%,
04/15/54 ............... 37,342 2,483,150
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(c)
.............. 67,308 634,883
44,543,954
Total Non-Agency Mortgage-Backed Securities — 11.2%
(Cost: $4,633,166,884) ........................... 4,493,256,102
Preferred Securities
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a)(b)(o)
................ EUR 10,000 10,501,033
United States — 0.1%
AT&T, Inc., Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88%
(a)(o)
35,800 36,898,013
Boeing Co. (The), 6.00%, 10/15/27
(p)
. USD 81 4,904,689
PG&E Corp., Series A,
6.00%, 12/01/27
(p)
........... 8 420,726
42,223,428
Total Capital Trusts — 0.1%
(Cost: $52,703,088) .............................. 52,724,461
Shares
Shares
Preferred Stocks — 1.4%
Brazil — 0.0%
Neon Payments Ltd.
(d)(f)
.......... 28,089 11,459,188
China — 0.2%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(d)(f)(l)
.. 296,396 53,558,757
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $11,751,352)
(d)(f)(l)
......... 2,211 —
Israel — 0.1%
(d)(f)(l)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$8,210,225) ............... 1,350,837 5,835,616
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$11,103,299) .............. 1,574,860 7,827,054
13,662,670
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(d)(f)(l)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$16,122,168)
(d)(f)(l)
............ 425,677 6,687,958
United States — 1.1%
(d)
Aiven, Inc., Series D
(f)
........... 169,258 10,844,360
Anduril Industries, Inc., Series F
(f)
... 688,766 15,951,821
Security
Shares
Shares Value
United States (continued)
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$7,738,156)
(f)(l)
.............. 14,327 $ 2,466,966
Bright Machines, Inc., Series C
(f)
.... 1,958,349 6,795,471
Bright Machines, Inc., Series C-1
(f)
.. 4,079,305 9,708,746
Cap Hill Brands
(f)
.............. 13,277,076 2,522,644
Caresyntax, Inc., Series C-2
(f)
..... 52,356 1,494,240
Caresyntax, Inc., Series C-3
(f)
..... 6,774 147,944
Clarify Health Solutions, Inc.
(f)
..... 1,542,267 8,837,190
CW Opportunity 2 LP
(f)
.......... 20,264,000 25,735,280
Davidson Homes, Inc., 12.00%
(f)(o)
... 77,385 70,545,714
Dream Finders Homes, Inc.
(Preference), 9.00%
(o)
......... 58,891 58,522,931
Exo Imaging, Inc., (Acquired 06/24/21,
cost $5,879,165)
(f)(l)
.......... 1,003,613 60,217
FLYR, Inc.
(f)
.................. 4,503,497 32,109,934
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$7,513,940)
(f)(l)
.............. 285,159 285,159
HawkEye 360, Inc., Series D1
(f)
.... 1,684,066 19,669,891
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $26,198,000)
(f)(l)
... 26,198,000 24,888,100
Insightful Corp., Series D
(f)
........ 12,737,258 3,369,005
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(f)(l)
.... 4,516,957 9,937,306
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(f)(l)
.... 297,096 653,611
Lessen Holdings, Inc., Series B
(f)
... 2,002,830 7,831,065
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(f)(l)
.... 877,193 6,096,491
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(f)(l)
.... 117,579 1,226,349
MNTN Digital, Series D, (Acquired
11/05/21, cost $6,262,132)
(f)(l)
.... 272,678 4,338,307
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(f)(l)
.... 6,343 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$7,700,677)
(f)(l)
.............. 862,850 1,837,871
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(f)(l)
.... 133,913 5,104,764
RapidSOS, Inc., Series C-1
(f)
...... 10,953,097 11,062,628
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$5,860,925)
(f)(l)
.............. 256,663 225,863
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000),
12.50%,
(f)(l)
................ 7,993 8,095,310
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(f)(l)
.... 162,454 1,635,912
Source Global PBC, Series C-1,
(Acquired 05/07/20, cost
$6,249,999)
(f)(l)
.............. 396,483 1,891,224
Source Global PBC, Series D,
(Acquired 07/05/22, cost
$1,171,040)
(f)(l)
.............. 28,589 258,731
Source Global PBC, Series D-2,
(Acquired 05/16/24, cost $0)
(f)(l)
.. 20,316 57,291
Source Global PBC, Series D-3,
(Acquired 05/15/24, cost
$1,080,540)
(f)(l)
.............. 29,677 238,603
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(f)(l)
.............. 1,312,920 3,702,434

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(f)(l)
.............. 160,843 $ 474,487
Verge Genomics, Series B, (Acquired
11/05/21, cost $7,544,038)
(f)(l)
.... 1,416,243 9,177,255
Verge Genomics, Series C, (Acquired
09/06/23, cost $1,205,410)
(f)(l)
.... 167,623 1,208,562
Veritas, Inc.
(f)
................. 77,944 1,558,882
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882), 12.00%,
(f)(l)
...... 9,274,836 49,249,379
XAI Corp., (Acquired 11/27/24, cost
$29,446,598)
(f)(l)
............. 1,360,120 29,446,598
449,264,536
Total Preferred Stocks — 1.4%
(Cost: $623,007,510) ............................. 534,633,110
Total Preferred Securities — 1.5%
(Cost: $675,710,598) ............................. 587,357,571
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.9%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2018-1,
Class BX, 3.16%, 05/25/57 ..... USD 1,377 544,574
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2015-HQ2, Class B, (SOFR 30 day
Average at 0.00% Floor + 8.06%),
12.63%, 05/25/25 ........... 1,532 1,570,533
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413, Class F26, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.77% ,  05/25/54 ........ 58,771 59,008,221
Series 5330, Class FA, (SOFR 30
day Average at 1.05% Floor
and 7.00% Cap + 1.05%),
5.62% ,  08/25/53 ........ 48,116 48,022,212
Series 5386, Class FD, (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.82% ,  03/25/54 .. 23,570 23,707,212
Series 5424, Class FA, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.77% ,  06/25/54 ........ 54,647 54,867,793
Series 5425, Class FK, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.77% ,  06/25/54 ........ 44,140 44,310,438
Series 5448, Class CF, (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.57% ,  09/25/54 ........ 77,931 77,632,411
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5458, Class DF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.67% ,  10/25/54 ........ USD 10,476 $ 10,404,761
Series 5458, Class FB, (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.72% ,  10/25/54 ........ 98,559 98,120,319
Series 5467, Class FC, (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 5.63% ,  10/25/54 .. 92,884 92,102,820
Series 5469, Class F, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.67% ,  09/25/54 ........ 20,974 20,823,871
Series 5470, Class AF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.67% ,  11/25/54 ........ 31,070 30,880,751
Series 5478, Class FH, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 6.02% ,  04/25/54 .. 57,538 58,011,034
Series 5480, Class FA, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
6.02% ,  03/25/54 ........ 55,364 55,813,811
Federal National Mortgage Association
Variable Rate Notes
Series 2024-30, Class FC,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.62% ,  06/25/54 .. 58,924 58,794,794
Series 2024-38, Class FE,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.62% ,  06/25/54 .. 67,338 67,251,300
Series 2024-51, Class BF,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 5.72% ,  08/25/54 .. 25,192 25,229,268
Series 2024-65, Class FT,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.62% ,  09/25/54 .. 31,223 31,095,702
Series 2024-75, Class FC,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.52% ,  10/25/54 .. 55,772 55,260,741
Series 2024-91, Class FA,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.77% ,  12/25/54 .. 70,306 70,578,581
Series 2024-94, Class FB,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.99% ,  12/25/54 .. 87,118 87,732,999
Government National Mortgage
Association Variable Rate Notes
Series 2024-125, Class HF,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.60% ,  08/20/54 .. 42,812 42,806,829

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-51, Class TF, (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.60% ,  03/20/54 .. USD 11,121 $ 11,130,582
Series 2024-96, Class FL,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.75% ,  06/20/54 .. 15,601 15,617,361
1,141,318,918
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KJ48, Class A2,
5.03%, 10/25/31 ............ 4,457 4,473,666
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27 ........ 2,876 2,633,863
Series 2018-K80, Class B,
4.24% ,  08/25/50 ........ 2,888 2,765,698
Series 2018-W5FX, Class CFX,
3.66% ,  04/25/28 ........ 10,630 9,509,447
Series 2019-K99, Class C,
3.65% ,  10/25/52 ........ 1,000 912,270
Federal National Mortgage Association
Variable Rate Notes, Series 2024-
P015, Class A1, 4.31%, 11/25/32
(a)
4,181 3,938,171
Government National Mortgage
Association, Series 2023-119, Class
AD, 2.25%, 04/16/65 ......... 2,850 2,258,267
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118, Class BA,
3.75% ,  05/16/65 ........ 2,624 2,459,923
Series 2023-50, Class AC,
3.25% ,  09/16/63 ........ 2,216 1,973,728
30,925,033
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.
Series 5081, Class AI,
3.50% ,  03/25/51 ........ 14,517 2,704,303
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 29,099 5,414,556
Series 5127, Class AI,
3.00% ,  06/25/51 ........ 11,997 2,004,843
Series 5185, Class DI,
3.00% ,  11/25/49 ........ 23,497 3,943,201
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2017-3,
Class BIO, 1.58%, 07/25/56
(a)(c)
.. 6,982 773,566
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 22,322 4,701,337
Series 2020-85, Class IP,
3.00% ,  12/25/50 ........ 18,137 2,908,995
Series 2021-50, 4.00% ,  08/25/51 47,850 9,355,633
Series 427, Class C71,
3.00% ,  10/25/49 ........ 32,924 5,409,809
Government National Mortgage
Association
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 21,101 3,055,482
Series 2020-149, Class IA,
2.50% ,  10/20/50 ........ 17,678 2,298,397
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ USD 7,314 $ 997,409
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 26,474 3,746,005
Series 2021-140, Class JI,
3.00% ,  08/20/51 ........ 30,147 5,018,391
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 22,301 3,721,812
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 22,913 3,824,048
Series 2021-78, Class IP,
3.00% ,  05/20/51 ........ 8,961 1,529,898
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 12,811 2,120,218
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 39,991 6,674,225
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 75,955 12,700,889
Series 2022-85, Class IK,
3.00% ,  05/20/51 ........ 5,716 954,918
83,857,935
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(c)
........... 269,883 799,826
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.36%, 12/25/29
(a)
........... 11,610 509,533
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80, 1.56% ,  09/16/51 1,884 217,703
Series 2013-30, 0.52% ,  09/16/53 6,509 93,571
Series 2016-36, 0.66% ,  08/16/57 1,581 44,270
Series 2016-96, 0.77% ,  12/16/57 8,360 312,823
1,977,726
Mortgage-Backed Securities — 24.2%
Federal National Mortgage Association,
5.81%, 06/01/31 ............ 10,626 10,851,924
Government National Mortgage
Association, 4.50%, 01/15/55
(u)
.. 414,754 392,007,335
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 - 12/01/54 ... 28,356 28,774,198
4.50% ,  09/01/43 - 11/01/44 ... 96 92,112
4.00% ,  09/01/44 - 01/01/46 ... 78 72,560
3.50% ,  09/01/46 - 03/01/48 ... 92,610 82,184,407
5.00% ,  10/01/52 .......... 1 766
5.50% ,  07/01/53 - 12/01/54 ... 303,650 301,282,799
6.50% ,  08/01/53 - 09/01/54
(v)
.. 372,443 381,088,355
3.00% ,  01/25/55
(u)
......... 23,811 20,220,748
3.50% ,  01/25/55
(u)
......... 4,738,127 4,190,479,093
5.00% ,  01/25/55
(u)
......... 380,072 366,797,830
6.00% ,  01/25/55
(u)
......... 3,896,799 3,914,760,827
9,688,612,954
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust, Series 2017-3, Class B,
0.00%, 07/25/56
(c)(h)
.......... 3,979 537,308
Total U.S. Government Sponsored Agency Securities
—
27.4%
(Cost: $11,108,990,190) ........................... 10,947,229,874

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00%, 08/15/52
(k)(w)(x)
......... USD 186,365 $ 133,710,626
3.63%, 02/15/53
(w)
........... 3,000 2,437,472
4.25%, 02/15/54 - 08/15/54
(w)
.... 13,004 11,871,581
4.63%, 05/15/54
(w)
........... 13,292 12,914,477
4.50%, 11/15/54
(v)(w)(x)
......... 150,000 143,014,200
U.S. Treasury Inflation Linked Bonds ,
2.13%, 02/15/54
(w)
........... 34,193 31,644,522
U.S. Treasury Inflation Linked Notes ,
2.13%, 04/15/29
(w)(y)
.......... 61,223 61,296,705
U.S. Treasury Notes
2.38%, 05/15/29
(w)
........... 1,000 921,765
3.88%, 08/15/34
(w)
........... 300 283,661
Total U.S. Treasury Obligations — 1.0%
(Cost: $420,211,940) ............................. 398,095,009
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 147,996 19,328
France — 0.0%
Atos SE (1 Share for 1 Warrant, Expires
12/17/27) ................. 181,028,320 356,285
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(f)
.................. 196,295 20,333
Israel — 0.0%
(f)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(l)
......... 111,033 9,993
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 11/30/26, Strike
Price USD 11.50) ............ 3,266 359
10,352
Japan — 0.0%
(d)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24, 1 Share for 1
Warrant, Expires 03/30/29) ..... 11,000,000 546,923
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24, 1 Share for 1
Warrant, Expires 03/15/29)
(b)
.... 14,000,000 854,174
JAFCO Group Co. Ltd. (Issued/
Exercisable 09/28/23, 1 Share for 1
Warrant, Expires 09/13/28)
(b)
.... 9,000,000 1,382,592
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50)
(b)
............ 4,000,000 187,110
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/34)
(b)
.... 15,000,000 894,634
Security
Shares
Shares Value
Japan (continued)
Nagoya Railroad Co., Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/33)
(b)
.... 11,000,000 $ 489,947
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23, 1 Share for 1 Warrant,
Expires 11/28/28)
(b)
.......... 10,000,000 7,891,989
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 8,000,000 279,640
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 2,000,000 58,847
12,585,856
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(f)
.................. 109,138 113
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(l)
.......... 512,859 487,957
United States — 0.1%
(f)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 45,680 48,421
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 333,560 13,809
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 199,600 2
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 537,085 4,387,985
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 213,790 115,447
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(l)
............ 3,551 6,192,944
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(d)
................... 64,041 313,801
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 515,422 3,690,422
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 204,533 1,464,456

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 81,813 $ 334,615
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 52
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 13,198,015 956,856
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 164,855 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 2,955
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 505,097 381,348
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 128,364 96,915
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 6,073,125 6,073,125
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(l)
.......... 1,143,143 5,109,849
Volato Group, Inc., (Acquired 12/03/23,
cost $299,148) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(l)
.................. 299,148 4,487
29,187,489
Total Warrants — 0.1%
(Cost: $8,432,429) .............................. 42,667,713
Total Long-Term Investments — 117.9%
(Cost: $48,405,310,407) ........................... 47,186,751,867
Short-Term Securities
Par (000)
Pa r (000)
Borrowed Bond Agreements — 0.6%
(z)
Barclays Bank plc, 2.50%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 403,336,
collateralized by Dollar General
Corp., 5.45%, due at 07/05/33, par
and fair value of USD 400,000 and
$392,791, respectively) ........ USD 403 403,000
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.65%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 167,453,
collateralized by JPMorgan Chase
& Co., 1.95%, due at 02/04/32, par
and fair value of USD 200,000 and
$165,774, respectively) ........ USD 167 $ 167,250
Barclays Bank plc, 3.90%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 97,251,
collateralized by Wells Fargo & Co.,
3.58%, due at 05/22/28, par and fair
value of USD 100,000 and $96,905,
respectively) ............... 97 97,125
Barclays Bank plc, 4.05%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 374,505,
collateralized by Walt Disney Co.
(The), 4.63%, due at 03/23/40, par
and fair value of USD 400,000 and
$369,433, respectively) ........ 374 374,000
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 3,524,846,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $3,436,786,
respectively) ............... 3,520 3,519,976
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 423,898,
collateralized by AerCap Ireland
Capital DAC, 6.15%, due at
09/30/30, par and fair value of USD
400,000 and $417,778, respectively) 423 423,312
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 1,965,215,
collateralized by Mosaic Co. (The),
4.05%, due at 11/15/27, par and
fair value of USD 2,000,000 and
$1,959,751, respectively) ...... 1,963 1,962,500
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 1,206,166,
collateralized by CDW LLC, 5.55%,
due at 08/22/34, par and fair value
of USD 1,200,000 and $1,182,762,
respectively) ............... 1,205 1,204,500
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 309,052,
collateralized by Targa Resources
Corp., 5.20%, due at 07/01/27, par
and fair value of USD 300,000 and
$301,764, respectively) ........ 309 308,625
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 187,259,
collateralized by Bank of America
Corp., 3.19%, due at 07/23/30, par
and fair value of USD 200,000 and
$184,240, respectively) ........ 187 187,000

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 88,873,
collateralized by Bank of America
Corp., 2.50%, due at 02/13/31, par
and fair value of USD 100,000 and
$87,929, respectively) ........ USD 89 $ 88,750
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 1,752,421,
collateralized by Bank of America
Corp., 2.68%, due at 06/19/41, par
and fair value of USD 2,500,000 and
$1,735,575, respectively) ...... 1,750 1,750,000
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 297,786,
collateralized by Charter
Communications Operating LLC,
5.05%, due at 03/30/29, par and
fair value of USD 300,000 and
$293,547, respectively) ........ 297 297,375
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 96,008,
collateralized by Aviation Capital
Group LLC, 3.50%, due at 11/01/27,
par and fair value of USD 100,000
and $95,607, respectively) ..... 96 95,875
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 1,727,910,
collateralized by SMBC Aviation
Capital Finance DAC, 2.30%, due
at 06/15/28, par and fair value of
USD 1,900,000 and $1,728,370,
respectively) ............... 1,726 1,725,523
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 1,103,274,
collateralized by JPMorgan Chase
& Co., 2.55%, due at 11/08/32, par
and fair value of USD 1,300,000 and
$1,096,572, respectively) ...... 1,102 1,101,750
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 384,031,
collateralized by Bank of Nova
Scotia (The), 1.35%, due at
06/24/26, par and fair value of USD
400,000 and $381,194, respectively) 384 383,500
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 519,593,
collateralized by Union Pacific
Corp., 3.95%, due at 08/15/59, par
and fair value of USD 700,000 and
$508,947, respectively) ........ 519 518,875
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 376,841,
collateralized by Telefonica
Emisiones SA, 5.52%, due at
03/01/49, par and fair value of USD
400,000 and $368,368, respectively) 376 376,320
Security
Par (000)
Par (000) Value
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 83,741,
collateralized by Bank of America
Corp., 1.92%, due at 10/24/31, par
and fair value of USD 100,000 and
$83,542, respectively) ........ USD 84 $ 83,625
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 86,952,
collateralized by AstraZeneca plc,
4.38%, due at 08/17/48, par and fair
value of USD 100,000 and $84,735,
respectively) ............... 87 86,832
Barclays Bank plc, 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 101,140,
collateralized by Bank of Nova
Scotia (The), 4.85%, due at
02/01/30, par and fair value of USD
100,000 and $99,290, respectively) 101 101,000
Barclays Bank plc, (0.35)%, Open
(Purchased on 10/31/24 to be
repurchased at USD 2,101,371,
collateralized by Webuild SpA,
7.00%, due at 09/27/28, par and
fair value of EUR 1,860,000 and
$2,125,322, respectively)
(aa)
..... EUR 2,029 2,101,932
Barclays Capital, Inc., 2.75%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 8,127,333,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $8,066,085,
respectively) ............... USD 8,120 8,119,890
Barclays Capital, Inc., 2.85%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 1,744,374,
collateralized by Clear Channel
Outdoor Holdings, Inc., 7.75%, due
at 04/15/28, par and fair value of
USD 1,923,000 and $1,735,139,
respectively) ............... 1,743 1,742,719
Barclays Capital, Inc., 3.95%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 294,387,
collateralized by Ford Motor Credit
Co. LLC, 5.11%, due at 05/03/29,
par and fair value of USD 300,000
and $292,189, respectively) ..... 294 294,000
Barclays Capital, Inc., 4.15%, 01/31/25
(Purchased on 12/20/24 to be
repurchased at USD 7,269,257,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 7,119,000 and $7,193,956,
respectively) ............... 7,259 7,259,215
BNP Paribas SA, (0.20)%, Open
(Purchased on 10/31/24 to be
repurchased at USD 3,143,902,
collateralized by Webuild SpA,
3.63%, due at 01/28/27, par and
fair value of EUR 2,970,000 and
$3,078,111, respectively)
(aa)
..... EUR 3,035 3,143,942

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BNP Paribas SA, 2.50%, Open
(Purchased on 10/31/24 to be
repurchased at USD 2,082,915,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$2,044,344, respectively)
(aa)
..... GBP 1,657 $ 2,074,173
BNP Paribas SA, 2.94%, Open
(Purchased on 10/31/24 to be
repurchased at USD 35,514,977,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $35,733,510,
respectively)
(aa)
............. EUR 34,105 35,327,457
BNP Paribas SA, 2.95%, Open
(Purchased on 10/31/24 to be
repurchased at USD 35,721,351,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $35,710,349,
respectively)
(aa)
............. 34,302 35,532,142
BNP Paribas SA, 4.22%, Open
(Purchased on 11/18/24 to be
repurchased at USD 504,449,
collateralized by Lowe's Cos., Inc.,
1.70%, due at 10/15/30, par and
fair value of USD 600,000 and
$502,001, respectively)
(aa)
...... USD 502 501,750
BofA Securities, Inc., 4.10%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 398,544,
collateralized by Oncor Electric
Delivery Co. LLC, 4.65%, due at
11/01/29, par and fair value of USD
400,000 and $395,925, respectively) 398 398,000
BofA Securities, Inc., 4.12%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 190,261,
collateralized by Prologis LP, 2.13%,
due at 04/15/27, par and fair value
of USD 200,000 and $189,482,
respectively) ............... 190 190,000
BofA Securities, Inc., 4.12%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 3,819,488,
collateralized by Metropolitan Life
Global Funding I, 5.05%, due at
01/08/34, par and fair value of
USD 3,800,000 and $3,718,050,
respectively) ............... 3,814 3,814,250
BofA Securities, Inc., 4.15%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 90,876,
collateralized by QUALCOMM, Inc.,
4.80%, due at 05/20/45, par and fair
value of USD 100,000 and $90,366,
respectively) ............... 91 90,750
BofA Securities, Inc., 4.15%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 4,950,589,
collateralized by Oracle Corp.,
4.90%, due at 02/06/33, par and
fair value of USD 5,000,000 and
$4,868,149, respectively) ...... 4,944 4,943,750
Security
Par (000)
Par (000) Value
BofA Securities, Inc., 4.16%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 835,156,
collateralized by JPMorgan Chase
& Co., 3.33%, due at 04/22/52, par
and fair value of USD 1,200,000 and
$820,549, respectively) ........ USD 834 $ 834,000
BofA Securities, Inc., 4.18%, 01/14/25
(Purchased on 12/20/24 to be
repurchased at USD 1,184,148,
collateralized by Wells Fargo & Co.,
6.49%, due at 10/23/34, par and
fair value of USD 1,100,000 and
$1,169,275, respectively) ...... 1,183 1,182,500
Goldman Sachs & Co. LLC,
4.10%, Open (Purchased on
12/09/24 to be repurchased at
USD 8,011,515, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,652,775,
respectively)
(aa)
............. 7,990 7,989,975
Goldman Sachs International,
2.60%, Open (Purchased on
10/31/24 to be repurchased at
USD 2,745,461, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 2,615,000 and $2,711,199,
respectively)
(aa)
............. EUR 2,638 2,732,530
J.P. Morgan Securities LLC,
4.10%, 01/09/25 (Purchased on
12/20/24 to be repurchased at USD
97,758, collateralized by Americold
Realty Operating Partnership LP,
5.41%, due at 09/12/34, par and fair
value of USD 100,000 and $95,699,
respectively) ............... USD 98 97,625
J.P. Morgan Securities LLC,
4.17%, 01/09/25 (Purchased on
12/20/24 to be repurchased at USD
97,510, collateralized by Mondelez
International, Inc., 4.75%, due at
08/28/34, par and fair value of USD
100,000 and $95,679, respectively) 97 97,375
J.P. Morgan Securities LLC,
4.17%, 01/09/25 (Purchased on
12/20/24 to be repurchased at USD
1,277,398, collateralized by Toronto-
Dominion Bank (The), 3.63%, due
at 09/15/31, par and fair value of
USD 1,300,000 and $1,263,491,
respectively) ............... 1,276 1,275,625
J.P. Morgan Securities LLC,
4.17%, 01/09/25 (Purchased on
12/20/24 to be repurchased at USD
990,124, collateralized by United
Parcel Service, Inc., 5.50%, due
at 05/22/54, par and fair value of
USD 1,000,000 and $974,492,
respectively) ............... 989 988,750
J.P. Morgan Securities LLC,
4.17%, 01/09/25 (Purchased on
12/20/24 to be repurchased at USD
301,919, collateralized by Bank
of America Corp., 5.02%, due at
07/22/33, par and fair value of USD
300,000 and $294,246, respectively) 302 301,500

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
08/27/24 to be repurchased at USD
1,062,571, collateralized by Webuild
SpA, 7.00%, due at 09/27/28, par
and fair value of EUR 900,000 and
$1,028,382, respectively)
(aa)
..... EUR 1,027 $ 1,063,472
J.P. Morgan Securities plc,
1.95%, Open (Purchased on
10/31/24 to be repurchased at USD
3,406,201, collateralized by CTEC II
GmbH, 5.25%, due at 02/15/30, par
and fair value of EUR 3,500,000 and
$3,344,773, respectively)
(aa)
..... 3,276 3,393,879
J.P. Morgan Securities plc,
2.50%, Open (Purchased on
11/19/24 to be repurchased at USD
4,325,465, collateralized by SES
SA, 0.88%, due at 11/04/27, par and
fair value of EUR 4,500,000 and
$4,315,884, respectively)
(aa)
..... 4,163 4,312,378
J.P. Morgan Securities plc,
2.62%, Open (Purchased on
09/17/24 to be repurchased at USD
3,626,834, collateralized by Grifols
SA, 2.25%, due at 11/15/27, par and
fair value of EUR 3,600,000 and
$3,557,396, respectively)
(aa)
..... 3,472 3,596,156
J.P. Morgan Securities plc,
2.65%, Open (Purchased on
10/31/24 to be repurchased at
USD 2,704,983, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,698,949,
respectively)
(aa)
............. 2,599 2,692,017
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
10/31/24 to be repurchased at USD
2,123,516, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 2,100,000 and $2,106,327,
respectively)
(aa)
............. 2,040 2,113,159
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
10/31/24 to be repurchased at
USD 2,705,211, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,698,948,
respectively)
(aa)
............. 2,599 2,692,017
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
10/31/24 to be repurchased at USD
2,123,516, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 2,100,000 and $2,106,326,
respectively)
(aa)
............. 2,040 2,113,159
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
10/31/24 to be repurchased at USD
1,238,718, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 1,225,000 and $1,228,690,
respectively)
(aa)
............. 1,190 1,232,676
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
10/31/24 to be repurchased at USD
1,592,637, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 1,575,000 and $1,579,745,
respectively)
(aa)
............. EUR 1,530 $ 1,584,869
Nomura Securities International,
Inc., 1.00%, Open (Purchased on
12/20/24 to be repurchased at USD
3,860,690, collateralized by Braskem
Idesa SAPI, 7.45%, due at 11/15/29,
par and fair value of USD 4,733,000
and $3,766,521, respectively)
(aa)
.. USD 3,859 3,859,404
Nomura Securities International,
Inc., 1.50%, Open (Purchased on
12/20/24 to be repurchased at USD
1,060,582, collateralized by Braskem
Idesa SAPI, 7.45%, due at 11/15/29,
par and fair value of USD 1,300,000
and $1,034,540, respectively)
(aa)
.. 1,060 1,060,052
Nomura Securities International,
Inc., 3.50%, Open (Purchased on
12/09/24 to be repurchased at USD
6,603,986, collateralized by Clear
Channel Outdoor Holdings, Inc.,
7.75%, due at 04/15/28, par and
fair value of USD 7,000,000 and
$6,316,160, respectively)
(aa)
..... 6,589 6,588,750
Nomura Securities International,
Inc., 3.75%, Open (Purchased
on 11/18/24 to be repurchased at
USD 199,956, collateralized by
National Fuel Gas Co., 4.75%,
due at 09/01/28, par and fair value
of USD 200,000 and $197,130,
respectively)
(aa)
............. 199 199,000
Nomura Securities International,
Inc., 3.75%, Open (Purchased on
11/18/24 to be repurchased at USD
197,923, collateralized by Mizuho
Financial Group, Inc., 3.48%, due
at 04/12/26, par and fair value
of USD 200,000 and $196,787,
respectively)
(aa)
............. 197 196,976
Nomura Securities International,
Inc., 4.05%, Open (Purchased on
11/18/24 to be repurchased at USD
527,087, collateralized by Sammons
Financial Group, Inc., 6.88%, due
at 04/15/34, par and fair value
of USD 500,000 and $522,478,
respectively)
(aa)
............. 524 524,375
Nomura Securities International,
Inc., 4.10%, Open (Purchased on
11/18/24 to be repurchased at USD
600,124, collateralized by New
York Life Insurance Co., 3.75%,
due at 05/15/50, par and fair value
of USD 800,000 and $582,510,
respectively)
(aa)
............. 597 597,000

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc., 4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
449,241, collateralized by NetApp,
Inc., 2.70%, due at 06/22/30, par
and fair value of USD 500,000 and
$441,115, respectively)
(aa)
...... USD 447 $ 446,875
Nomura Securities International,
Inc., 4.15%, Open (Purchased
on 11/18/24 to be repurchased at
USD 2,497,151, collateralized by
Warnermedia Holdings, Inc., 5.39%,
due at 03/15/62, par and fair value
of USD 3,200,000 and $2,353,026,
respectively)
(aa)
............. 2,484 2,484,000
Nomura Securities International,
Inc., 4.20%, Open (Purchased
on 11/18/24 to be repurchased at
USD 105,688, collateralized by
Motorola Solutions, Inc., 5.60%,
due at 06/01/32, par and fair value
of USD 100,000 and $102,043,
respectively)
(aa)
............. 105 105,125
RBC Capital Markets LLC,
3.75%, Open (Purchased on
08/05/24 to be repurchased at USD
56,042, collateralized by Viasat, Inc.,
5.63%, due at 09/15/25, par and fair
value of USD 55,000 and $54,503,
respectively)
(aa)
............. 55 55,069
RBC Capital Markets LLC,
4.00%, Open (Purchased on
11/18/24 to be repurchased at USD
2,435,617, collateralized by SMBC
Aviation Capital Finance DAC,
5.45%, due at 05/03/28, par and
fair value of USD 2,400,000 and
$2,415,083, respectively)
(aa)
..... 2,423 2,423,232
RBC Capital Markets LLC,
4.00%, Open (Purchased on
11/18/24 to be repurchased at
USD 101,893, collateralized
by Northwestern Mutual Global
Funding, 4.71%, due at 01/10/29,
par and fair value of USD 100,000
and $99,262, respectively)
(aa)
.... 101 101,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
480,656, collateralized by Duke
Energy Progress LLC, 3.45%, due
at 03/15/29, par and fair value
of USD 500,000 and $473,967,
respectively)
(aa)
............. 478 478,125
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 2,286,165, collateralized by
Blackstone Private Credit Fund,
4.95%, due at 09/26/27, par and
fair value of USD 2,300,000 and
$2,272,191, respectively)
(aa)
..... 2,274 2,274,125
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
763,018, collateralized by Marsh
& McLennan Cos., Inc., 4.75%,
due at 03/15/39, par and fair value
of USD 800,000 and $740,593,
respectively)
(aa)
............. USD 759 $ 759,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
470,603, collateralized by CSX
Corp., 4.75%, due at 05/30/42, par
and fair value of USD 500,000 and
$452,238, respectively)
(aa)
...... 468 468,125
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 289,290, collateralized by
Nationwide Building Society, 3.96%,
due at 07/18/30, par and fair value
of USD 300,000 and $283,944,
respectively)
(aa)
............. 288 287,766
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
835,777, collateralized by Boeing
Co. (The), 5.81%, due at 05/01/50,
par and fair value of USD 900,000
and $837,138, respectively)
(aa)
... 831 831,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
743,918, collateralized by Arch
Capital Group US, Inc., 5.14%,
due at 11/01/43, par and fair value
of USD 800,000 and $732,799,
respectively)
(aa)
............. 740 740,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
1,543,873, collateralized by AerCap
Ireland Capital DAC, 3.40%, due
at 10/29/33, par and fair value of
USD 1,800,000 and $1,532,919,
respectively)
(aa)
............. 1,536 1,535,742
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
597,899, collateralized by Alexandria
Real Estate Equities, Inc., 4.50%,
due at 07/30/29, par and fair value
of USD 600,000 and $586,485,
respectively)
(aa)
............. 595 594,750
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 133,950, collateralized by
O'Reilly Automotive, Inc., 1.75%,
due at 03/15/31, par and fair value
of USD 162,000 and $132,864,
respectively)
(aa)
............. 133 133,245

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 419,208, collateralized by
Celanese US Holdings LLC, 6.95%,
due at 11/15/33, par and fair value
of USD 400,000 and $415,110,
respectively)
(aa)
............. USD 417 $ 417,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
145,064, collateralized by Bell
Telephone Co. of Canada or Bell
Canada, 5.10%, due at 05/11/33, par
and fair value of USD 148,000 and
$143,821, respectively)
(aa)
...... 144 144,300
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
292,918, collateralized by Penske
Truck Leasing Co. LP, 3.40%, due
at 11/15/26, par and fair value
of USD 300,000 and $291,902,
respectively)
(aa)
............. 291 291,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 409,846, collateralized by
Cooperatieve Rabobank UA, 4.80%,
due at 01/09/29, par and fair value
of USD 400,000 and $399,404,
respectively)
(aa)
............. 408 407,688
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
163,947, collateralized by Elevance
Health, Inc., 6.10%, due at 10/15/52,
par and fair value of USD 157,000
and $158,618, respectively)
(aa)
... 163 163,084
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 606,193, collateralized by
American Express Co., 4.99%,
due at 05/26/33, par and fair value
of USD 600,000 and $585,041,
respectively)
(aa)
............. 603 603,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
229,207, collateralized by Morgan
Stanley, 3.22%, due at 04/22/42, par
and fair value of USD 300,000 and
$221,798, respectively)
(aa)
...... 228 228,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 284,624, collateralized by
Continental Resources, Inc., 2.27%,
due at 11/15/26, par and fair value
of USD 300,000 and $284,810,
respectively)
(aa)
............. 283 283,125
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
697,549, collateralized by Canadian
Imperial Bank of Commerce, 4.63%,
due at 09/11/30, par and fair value
of USD 700,000 and $685,727,
respectively)
(aa)
............. USD 694 $ 693,875
RBC Capital Markets LLC,
4.15%, Open (Purchased on
12/11/24 to be repurchased at USD
1,848,956, collateralized by Valaris
Ltd., 8.38%, due at 04/30/30, par
and fair value of USD 1,800,000 and
$1,818,952, respectively)
(aa)
..... 1,844 1,844,376
RBC Capital Markets LLC,
4.15%, Open (Purchased on
12/11/24 to be repurchased at USD
2,290,493, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 2,265,000 and $2,246,734,
respectively)
(aa)
............. 2,285 2,284,819
RBC Capital Markets LLC,
4.15%, Open (Purchased on
12/11/24 to be repurchased at
USD 9,297,445, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 8,907,000 and
$9,195,051, respectively)
(aa)
..... 9,274 9,274,414
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 1,210,500, collateralized by
Dominion Energy, Inc., 3.38%, due
at 04/01/30, par and fair value of
USD 1,300,000 and $1,195,771,
respectively)
(aa)
............. 1,204 1,204,125
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 883,277, collateralized by
Cigna Group (The), 3.40%, due
at 03/01/27, par and fair value
of USD 900,000 and $875,172,
respectively)
(aa)
............. 879 878,625
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
951,885, collateralized by UBS
Group AG, 5.96%, due at 01/12/34,
par and fair value of USD 900,000
and $920,132, respectively)
(aa)
... 947 946,872
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
87,084, collateralized by National
Health Investors, Inc., 3.00%, due
at 02/01/31, par and fair value
of USD 100,000 and $85,905,
respectively)
(aa)
............. 87 86,625

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 184,220, collateralized by
JPMorgan Chase & Co., 2.07%,
due at 06/01/29, par and fair value
of USD 200,000 and $181,732,
respectively)
(aa)
............. USD 183 $ 183,250
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
290,279, collateralized by KKR
Group Finance Co. VI LLC, 3.75%,
due at 07/01/29, par and fair value
of USD 300,000 and $283,707,
respectively)
(aa)
............. 289 288,750
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
211,614, collateralized by Morgan
Stanley, 6.41%, due at 11/01/29, par
and fair value of USD 200,000 and
$208,904, respectively)
(aa)
...... 211 210,500
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 153,622, collateralized by
Met Tower Global Funding, 5.25%,
due at 04/12/29, par and fair value
of USD 150,000 and $151,883,
respectively)
(aa)
............. 153 152,812
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
2,152,523, collateralized by Pfizer
Investment Enterprises Pte. Ltd.,
4.45%, due at 05/19/26, par and
fair value of USD 2,100,000 and
$2,096,835, respectively)
(aa)
..... 2,141 2,141,186
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 304,981, collateralized by
Essential Utilities, Inc., 4.80%,
due at 08/15/27, par and fair value
of USD 300,000 and $299,620,
respectively)
(aa)
............. 303 303,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 218,149, collateralized by
Home Depot, Inc. (The), 5.88%,
due at 12/16/36, par and fair value
of USD 200,000 and $210,310,
respectively)
(aa)
............. 217 217,000
RBC Europe Ltd., 2.65%, Open
(Purchased on 10/31/24 to be
repurchased at USD 2,745,692,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 2,615,000 and
$2,711,199, respectively)
(aa)
..... EUR 2,638 2,732,531
Security
Par (000)
Par (000) Value
RBC Europe Ltd., 4.73%, Open
(Purchased on 10/31/24 to be
repurchased at USD 26,143,379,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 18,086,000 and $24,143,819,
respectively)
(aa)
............. GBP 20,719 $ 25,937,839
Total Borrowed Bond Agreements — 0.6%
(Cost: $245,912,112) ............................. 239,746,377
Foreign Government Obligations — 0.2%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 13.80%
,
01/01/26
(ab)
...... BRL 141 19,729,534
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(ab)
23.64%, 02/18/25 ........... EGP 942,175 17,780,030
28.01%, 03/18/25 ........... 13,550 252,391
32.55%, 03/18/25 ........... 1,232,550 22,958,305
28.25%, 05/06/25 ........... 13,850 249,509
41,240,235
Nigeria — 0.1%
Federal Republic of Nigeria Treasury
Bills
(ab)
26.60%, 03/27/25 ........... NGN 172,711 105,112
28.10%, 12/11/25 ........... 47,756,265 24,932,225
25,037,337
Total Foreign Government Obligations — 0.2%
(Cost: $86,331,305) .............................. 86,007,106
Shares
Shares
Money Market Funds — 2.2%
(s)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.63%
(ad)
...... 274,526,706 274,663,970
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.36% ...... 580,142,900 580,142,900
Total Money Market Funds — 2.2%
(Cost: $854,789,113) ............................. 854,806,870
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 4.47% ,  02/06/25
(w)
(ab)
...................... USD 165,000 164,322,611
Total U.S. Treasury Obligations — 0.4%
(Cost: $164,270,700) ............................. 164,322,611
Total Short-Term Securities — 3.4%
(Cost: $1,351,303,230) ........................... 1,344,882,964

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.3%
(Cost: $139,830,528 ) ............................. $ 124,410,178
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 121.6%
(Cost: $49,896,444,165) ........................... 48,656,045,009
Total Options Written — (0.4)%
(Premiums Received — $(117,378,564)) ............... (162,444,998)
Borrowed Bonds
Corporate Bonds — (0.4)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(a)
........... EUR (5,600) (5,397,897)
Canada — (0.0)%
Bank of Nova Scotia (The):
1.35% ,  06/24/26 ............ USD (400) (381,194)
4.85% ,  02/01/30 ............ (100) (99,290)
Bell Telephone Co. of Canada or Bell
Canada, 5.10% ,  05/11/33 ...... (148) (143,821)
Canadian Imperial Bank of Commerce,
(1-day SOFR + 1.34%),
4.63% ,  09/11/30
(a)
........... (700) (685,727)
Toronto-Dominion Bank (The), (5-
Year USD Swap Semi + 2.21%),
3.63% ,  09/15/31
(a)
........... (1,300) (1,263,491)
(2,573,523)
Germany — (0.0)%
CTEC II GmbH, 5.25% ,  02/15/30 ... EUR (3,500) (3,344,773)
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% ,  10/29/33 ............ USD (1,800) (1,532,919)
6.15% ,  09/30/30 ............ (400) (417,778)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% ,  06/15/28 ............ (1,900) (1,728,370)
5.45% ,  05/03/28 ............ (2,400) (2,415,083)
(6,094,150)
Italy — (0.0)%
Webuild SpA:
3.63% ,  01/28/27 ............ EUR (2,970) (3,078,111)
7.00% ,  09/27/28 ............ (2,760) (3,153,704)
(6,231,815)
Japan — (0.0)%
Mizuho Financial Group, Inc.,
3.48% ,  04/12/26
(c)
........... USD (200) (196,787)
Luxembourg — (0.0)%
SES SA, 0.88% ,  11/04/27 ........ EUR (4,500) (4,315,884)
Mexico — (0.0)%
Braskem Idesa SAPI:
7.45% ,  11/15/29
(c)
........... USD (1,300) (1,034,540)
7.45% ,  11/15/29 ............ (4,733) (3,766,521)
(4,801,061)
Netherlands — (0.0)%
Cooperatieve Rabobank UA,
4.80% ,  01/09/29 ............ (400) (399,404)
Security
Par (000)
Par (000) Value
Spain — (0.0)%
Grifols SA, 2.25% ,  11/15/27 ....... EUR (3,600) $ (3,557,396)
Telefonica Emisiones SA,
5.52% ,  03/01/49 ............ USD (400) (368,368)
(3,925,764)
Sweden — (0.0)%
Verisure Midholding AB,
5.25% ,  02/15/29 ............ EUR (5,230) (5,422,398)
Switzerland — (0.1)%
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.20%), 5.96% ,  01/12/34
(a)
(c)
...................... USD (900) (920,132)
Wizz Air Finance Co. BV,
1.00% ,  01/19/26 ............ EUR (7,000) (7,021,088)
(7,941,220)
United Kingdom — (0.0)%
AstraZeneca plc, 4.38% ,  08/17/48 .. USD (100) (84,735)
Nationwide Building Society,
3.96% ,  07/18/30
(a)(c)
.......... (300) (283,944)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (2,044,344)
(2,413,023)
United States — (0.3)%
Alexandria Real Estate Equities, Inc.,
4.50% ,  07/30/29 ............ USD (600) (586,485)
American Express Co., (1-day SOFR +
2.26%), 4.99% ,  05/26/33
(a)
..... (600) (585,041)
Americold Realty Operating Partnership
LP, 5.41% ,  09/12/34 .......... (100) (95,699)
Arch Capital Group US, Inc.,
5.14% ,  11/01/43 ............ (800) (732,799)
Aviation Capital Group LLC,
3.50% ,  11/01/27
(c)
........... (100) (95,607)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% ,  10/24/31 .......... (100) (83,542)
(3-mo. CME Term SOFR + 1.25%),
2.50% ,  02/13/31 .......... (100) (87,929)
(1-day SOFR + 1.93%),
2.68% ,  06/19/41 .......... (2,500) (1,735,575)
(3-mo. CME Term SOFR + 1.44%),
3.19% ,  07/23/30 .......... (200) (184,240)
(1-day SOFR + 2.16%),
5.02% ,  07/22/33 .......... (300) (294,246)
Blackstone Private Credit Fund,
4.95% ,  09/26/27
(c)
........... (2,300) (2,272,191)
Boeing Co. (The), 5.81% ,  05/01/50 .. (900) (837,138)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(c)
........... (2,265) (2,246,734)
CDW LLC, 5.55% ,  08/22/34 ....... (1,200) (1,182,762)
Celanese US Holdings LLC,
6.95% ,  11/15/33
(g)
........... (400) (415,110)
Charter Communications Operating
LLC, 5.05% ,  03/30/29 ......... (300) (293,547)
Cigna Group (The), 3.40% ,  03/01/27 . (900) (875,172)
Clear Channel Outdoor Holdings, Inc.,
7.75% ,  04/15/28
(c)
........... (8,923) (8,051,299)
Continental Resources, Inc.,
2.27% ,  11/15/26
(c)
........... (300) (284,810)
CSX Corp., 4.75% ,  05/30/42 ...... (500) (452,238)
Dollar General Corp., 5.45% ,  07/05/33 (400) (392,791)
Dominion Energy, Inc., Series C,
3.38% ,  04/01/30 ............ (1,300) (1,195,771)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Duke Energy Progress LLC,
3.45% ,  03/15/29 ............ USD (500) $ (473,967)
Elevance Health, Inc., 6.10% ,  10/15/52 (157) (158,618)
Essential Utilities, Inc., 4.80% ,  08/15/27 (300) (299,620)
Ford Motor Credit Co. LLC,
5.11% ,  05/03/29 ............ (300) (292,189)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(c)
........... (8,696) (8,066,085)
Home Depot, Inc. (The),
5.88% ,  12/16/36 ............ (200) (210,310)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% ,  02/04/32 .......... (200) (165,774)
(1-day SOFR + 1.02%),
2.07% ,  06/01/29 .......... (200) (181,732)
(1-day SOFR + 1.18%),
2.55% ,  11/08/32 .......... (1,300) (1,096,572)
(1-day SOFR + 1.58%),
3.33% ,  04/22/52 .......... (1,200) (820,549)
KKR Group Finance Co. VI LLC,
3.75% ,  07/01/29
(c)
........... (300) (283,707)
Lowe's Cos., Inc., 1.70% ,  10/15/30 .. (600) (502,001)
Marsh & McLennan Cos., Inc.,
4.75% ,  03/15/39 ............ (800) (740,593)
Met Tower Global Funding,
5.25% ,  04/12/29
(c)
........... (150) (151,883)
Metropolitan Life Global Funding I,
5.05% ,  01/08/34
(c)
........... (3,800) (3,718,050)
Mondelez International, Inc.,
4.75% ,  08/28/34 ............ (100) (95,679)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% ,  04/22/42 .......... (300) (221,798)
(1-day SOFR + 1.83%),
6.41% ,  11/01/29 .......... (200) (208,904)
Mosaic Co. (The), 4.05% ,  11/15/27 .. (2,000) (1,959,751)
Motorola Solutions, Inc.,
5.60% ,  06/01/32 ............ (100) (102,043)
National Fuel Gas Co., 4.75% ,  09/01/28 (200) (197,130)
National Health Investors, Inc.,
3.00% ,  02/01/31 ............ (100) (85,905)
NetApp, Inc., 2.70% ,  06/22/30 ..... (500) (441,115)
New York Life Insurance Co.,
3.75% ,  05/15/50
(c)
........... (800) (582,510)
Northwestern Mutual Global Funding,
4.71% ,  01/10/29
(c)
........... (100) (99,262)
Oncor Electric Delivery Co. LLC,
4.65% ,  11/01/29
(c)
........... (400) (395,925)
Oracle Corp., 4.90% ,  02/06/33 ..... (5,000) (4,868,149)
O'Reilly Automotive, Inc.,
1.75% ,  03/15/31 ............ (162) (132,864)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(c)
........... (3,983) (3,436,786)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,652,775)
Penske Truck Leasing Co. LP,
3.40% ,  11/15/26
(c)
........... (300) (291,902)
Security
Par (000)
Par (000) Value
United States (continued)
Pfizer Investment Enterprises Pte. Ltd.,
4.45% ,  05/19/26 ............ USD (2,100) $ (2,096,835)
Prologis LP, 2.13% ,  04/15/27 ...... (200) (189,482)
QUALCOMM, Inc., 4.80% ,  05/20/45 . (100) (90,366)
Sammons Financial Group, Inc.,
6.88% ,  04/15/34
(c)
........... (500) (522,478)
Targa Resources Corp.,
5.20% ,  07/01/27 ............ (300) (301,764)
Union Pacific Corp., 3.95% ,  08/15/59 (700) (508,947)
United Parcel Service, Inc.,
5.50% ,  05/22/54 ............ (1,000) (974,492)
Valaris Ltd., 8.38% ,  04/30/30
(c)
..... (8,919) (9,012,908)
Viasat, Inc., 5.63% ,  09/15/25
(c)
..... (55) (54,503)
Walt Disney Co. (The), 4.63% ,  03/23/40 (400) (369,433)
Warnermedia Holdings, Inc.,
5.39% ,  03/15/62 ............ (3,200) (2,353,026)
Weatherford International Ltd.,
8.63% ,  04/30/30
(c)
........... (8,907) (9,195,051)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% ,  05/22/28 .......... (100) (96,905)
(1-day SOFR + 2.06%),
6.49% ,  10/23/34 .......... (1,100) (1,169,275)
(87,850,339)
Foreign Government Obligations — (0.2)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% ,  10/31/31 ............ EUR (40,000) (35,733,510)
0.70% ,  04/30/32 ............ (40,000) (35,710,349)
(71,443,859)
United Kingdom — (0.0)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (27,411) (24,143,819)
Total Borrowed Bonds — (0.6)%
(Proceeds: $(274,195,402)) ........................
(236,495,716)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(u)
4.00% ,  01/25/55 ............ USD (20,597) (18,833,451)
4.50% ,  01/25/55 ............ (348,028) (327,310,908)
5.00% ,  01/25/55 ............ (2,281,738) (2,202,047,365)
5.50% ,  01/25/55 ............ (303,378) (299,357,795)
6.00% ,  01/25/55 ............ (239,354) (240,457,274)
6.50% ,  01/25/55 ............ (388,360) (396,369,925)
Total TBA Sale Commitments — (8.7)%
(Proceeds: $(3,543,628,737)) ....................... (3,484,376,718)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 111.9%
(Cost: $45,961,241,462) ........................... 44,772,727,577
Liabilities in Excess of Other Assets — (11.9)% ........... (4,747,658,864)
Net Assets — 100.0% .............................. $ 40,025,068,713
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
All or a portion of this security is on loan.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $437,714,755, representing 1.09% of its net assets as of period end, and an original cost of $409,794,324.
(m)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(n)
Investment does not issue shares.
(o)
Perpetual security with no stated maturity date.
(p)
Convertible security.
(q)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 274,652,538
(a)
$ — $ (6,325) $ 17,757 $ 274,663,970 274,526,706 $ 918,144
(b)
$ —
BlackRock Liquid
Environmentally Aware
Fund, Class Direct
(c)
..... 394,464,458 — (394,347,381) 39,657 (156,734) — — 5,169,763 —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,717,704,758 — (1,137,561,858)
(a)
— — 580,142,900 580,142,900 81,441,490 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 206,038,791 — (206,049,737)
(a)
112,082 (101,136) — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 39,602,617 — — — 807,397 40,410,014 401,690 1,057,218 —
iShares 20+ Year Treasury
Bond ETF
(c)
.......... 10,184,640 — (10,194,481) (708,429) 718,270 — — 220,397 —
iShares AAA CLO Active ETF . — 15,553,500 — — (22,500) 15,531,000 300,000 362,980 5,513
iShares Biotechnology ETF .. — 24,338,654 — — (1,849,733) 22,488,921 170,100 44,709 —
iShares Bitcoin Trust ETF ... — 130,843,902 (95,282,282) 21,783,245 32,370,271 89,715,136 1,691,143 — —
iShares Broad USD High Yield
Corporate Bond ETF .... — 193,773,399 (126,951,540) 284,743 (494,738) 66,611,864 1,810,597 2,516,630 —
iShares China Large-Cap ETF
(c)
— 6,176,652 (5,988,143) (188,509) — — — 1,596 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 305,235,067 (254,405,496) 376,031 (1,408,119) 49,797,483 633,153 698,123 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 147,927,632 251,397,413 (374,778,694) 2,368,121 (6,958,042) 19,956,430 186,788 1,956,176 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 83,325,516 — (82,388,403) 5,780,048 (6,717,161) — — 1,046,508 —
iShares Latin America 40 ETF 15,578,107 — (5,265,152) (95,952) (3,491,511) 6,725,492 321,640 642,436 —
iShares MSCI Brazil ETF ... 17,367,219 — (5,604,618) (453,448) (4,599,732) 6,709,421 298,064 779,705 —
iShares Russell 2000 ETF
(c)
.. — 1,579,705 (1,559,942) (19,763) — — — — —
iShares Russell Mid-Cap
Growth ETF .......... 10,003,716 — (5,069,213) 503,469 631,199 6,069,171 47,883 35,012 —
iShares U.S. Real Estate ETF
(c)
— 15,663,970 (16,123,822) 459,852 — — — — —
$ 30,234,822 $ 8,745,488 $ 1,178,821,802 $ 96,890,887 $ 5,513
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 840 01/24/25 $ 11,309 $ (110,039)
IFSC NIFTY 50 Index ....................................................... 150 01/30/25 7,116 (61,429)
CME Bitcoin
(a)
............................................................ 40 01/31/25 18,824 (67,393)
Euro-Bobl ............................................................... 9,052 03/06/25 1,105,116 (13,436,255)
OSE Nikkei 225 Index ....................................................... 71 03/13/25 17,784 95,829
Australia 10-Year Bond ...................................................... 3,684 03/17/25 257,380 (3,651,869)
Australia 3-Year Bond ....................................................... 24 03/17/25 1,577 6,036
CBOE Volatility Index ....................................................... 10 03/18/25 182 (15,637)
EURO STOXX Bank Index .................................................... 2,490 03/21/25 18,790 (255,647)
MSCI Emerging Markets Index ................................................. 208 03/21/25 11,168 (423,584)
S&P 500 E-Mini Index ....................................................... 866 03/21/25 257,018 (1,179,229)
U.S. Treasury 5-Year Note .................................................... 43,641 03/31/25 4,639,243 (21,762,792)
CBOE Volatility Index ....................................................... 10 04/16/25 183 (5,230)
CBOE Volatility Index ....................................................... 10 05/21/25 185 (5,649)
CBOE Volatility Index ....................................................... 10 06/18/25 186 3,899
CBOE Volatility Index ....................................................... 10 08/20/25 190 4,119
3-mo. SOFR ............................................................. 295 09/16/25 70,767 17,715
3-mo. SONIA Index ......................................................... 72 09/16/25 21,562 (138,456)
3-mo. SOFR ............................................................. 166 03/17/26 39,863 27,763
3-mo. SONIA Index ......................................................... 5,020 03/17/26 1,506,954 (2,244,658)
3-mo. SONIA Index ......................................................... 90 12/15/26 27,052 16,785
(43,185,721)
Short Contracts
CBOE Volatility Index ....................................................... 40 01/22/25 701 (14,129)
CBOE Volatility Index ....................................................... 10 02/19/25 179 7,762
CME Bitcoin
(a)
............................................................ 23 02/28/25 10,937 118,841
Euro-BTP ............................................................... 1,682 03/06/25 209,041 4,256,823
Euro-Bund .............................................................. 3,625 03/06/25 501,061 10,349,135
Euro-Buxl ............................................................... 1,208 03/06/25 166,023 8,980,849
Euro-OAT ............................................................... 2,820 03/06/25 360,463 7,760,866
Euro-Schatz ............................................................. 326 03/06/25 36,127 54,267
Japan 10-Year Bond ........................................................ 85 03/13/25 76,656 220,846
3-mo. SOFR ............................................................. 5,559 03/18/25 1,329,435 2,703,357
U.S. Treasury 10-Year Note ................................................... 34,669 03/20/25 3,770,254 42,237,253
U.S. Treasury 10-Year Ultra Note ............................................... 16,335 03/20/25 1,818,290 27,931,668
U.S. Treasury Long Bond ..................................................... 4,165 03/20/25 474,159 16,109,198
U.S. Treasury Ultra Bond ..................................................... 10,533 03/20/25 1,252,440 42,713,128
EURO STOXX 50 Index ..................................................... 1,062 03/21/25 53,714 1,019,253
Nasdaq-100 E-Mini Index ..................................................... 130 03/21/25 55,189 2,082,726
Russell 2000 E-Mini Index .................................................... 302 03/21/25 33,972 1,976,997
Long Gilt ................................................................ 507 03/27/25 58,654 294,724
U.S. Treasury 2-Year Note .................................................... 1,251 03/31/25 257,217 157,802
168,961,366
$ 125,775,645
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,931,000 ZAR 149,075,835 Goldman Sachs International 01/02/25 $ 31,373
TRY 22,806,000 USD 644,054 Citibank NA 01/03/25 702
USD 19,995,000 BRL 121,866,726 Barclays Bank plc 01/03/25 268,602

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 15,957,000 BRL 96,744,647 BNP Paribas SA 01/03/25 $ 297,078
USD 9,986,000 BRL 61,147,274 HSBC Bank plc 01/03/25 88,176
USD 23,845,000 BRL 141,400,850 Morgan Stanley & Co. International plc 01/03/25 956,641
MXN 268,208,997 USD 12,809,777 Morgan Stanley & Co. International plc 01/15/25 24,551
USD 2,174 AUD 3,344 Standard Chartered Bank 01/15/25 104
USD 263,931 CNY 1,912,200 JPMorgan Chase Bank NA 01/15/25 3,325
USD 31,271,659 EUR 29,767,592 UBS AG 01/15/25 421,835
USD 185,309 HUF 73,383,700 Toronto Dominion Bank 01/15/25 666
USD 15,822,000 JPY 2,429,349,909 Barclays Bank plc 01/15/25 359,902
USD 80,473,764 MXN 1,663,178,563 Barclays Bank plc 01/15/25 887,402
USD 21,876,079 MXN 449,480,077 State Street Bank and Trust Co. 01/15/25 367,574
USD 7,911,000 NOK 87,474,865 Barclays Bank plc 01/15/25 226,783
USD 110,071 TWD 3,569,700 Royal Bank of Canada 01/15/25 1,542
USD 10,786 ZAR 195,533 State Street Bank and Trust Co. 01/15/25 436
USD 146,257 EUR 133,435 Barclays Bank plc 01/16/25 7,965
USD 31,999,333 EUR 29,209,980 Toronto Dominion Bank 01/16/25 1,726,146
TRY 859,758,000 USD 23,279,487 UBS AG 01/21/25 588,176
USD 124,661,529 BRL 727,649,343 Goldman Sachs International 01/21/25 7,288,371
USD 17,893,874 COP 78,060,437,422 JPMorgan Chase Bank NA 01/21/25 220,679
USD 44,683,616 CZK 1,067,483,554 Barclays Bank plc 01/21/25 792,225
USD 8,207,270 HUF 3,158,953,430 UBS AG 01/21/25 261,517
USD 45,290,708 IDR 719,986,397,387 Morgan Stanley & Co. International plc 01/21/25 845,228
USD 25,467,048 MXN 523,093,173 Barclays Bank plc 01/21/25 463,755
USD 49,336,902 MXN 1,013,483,031 Goldman Sachs International 01/21/25 893,499
USD 5,207,041 MXN 107,002,341 State Street Bank and Trust Co. 01/21/25 92,444
USD 27,676,069 MYR 122,561,797 Barclays Bank plc 01/21/25 309,875
USD 22,840,780 PLN 93,235,607 Barclays Bank plc 01/21/25 280,566
USD 59,005,388 PLN 240,805,117 Citibank NA 01/21/25 737,790
USD 2,808,348 UYU 121,483,506 HSBC Bank plc 01/21/25 26,177
USD 51,031,439 ZAR 927,090,648 Barclays Bank plc 01/21/25 1,989,243
USD 62,412,835 ZAR 1,133,935,119 Goldman Sachs International 01/21/25 2,428,767
COP 71,041,255,820 GBP 12,598,000 HSBC Bank plc 01/23/25 310,741
COP 178,566,048,000 USD 40,272,000 Citibank NA 01/23/25 144,461
COP 155,171,512,440 USD 34,839,000 Morgan Stanley & Co. International plc 01/23/25 282,365
COP 171,327,376,844 USD 38,489,290 Societe Generale SA 01/23/25 288,777
GBP 4,882,129 EUR 5,873,831 Goldman Sachs International 01/23/25 21,481
IDR 324,721,848,750 USD 19,982,883 Barclays Bank plc 01/23/25 54,404
PEN 39,458,690 USD 10,256,329 BNP Paribas SA 01/23/25 237,315
PEN 42,401,320 USD 11,165,000 Goldman Sachs International 01/23/25 111,207
PHP 2,104,695,729 USD 35,830,707 HSBC Bank plc 01/23/25 308,097
PLN 21,753,328 EUR 4,988,000 JPMorgan Chase Bank NA 01/23/25 92,203
PLN 37,227,945 EUR 8,537,231 UBS AG 01/23/25 156,831
PLN 96,766,852 USD 23,403,008 Bank of America NA 01/23/25 9,863
PLN 92,270,697 USD 22,307,000 Natwest Markets plc 01/23/25 18,020
THB 1,397,123,567 USD 40,457,520 Barclays Bank plc 01/23/25 564,594
THB 273,801,713 USD 7,955,883 HSBC Bank plc 01/23/25 83,438
THB 413,969,340 USD 12,027,000 Morgan Stanley & Co. International plc 01/23/25 127,900
THB 681,083,797 USD 19,698,736 Nomura International plc 01/23/25 299,136
TRY 971,634,870 USD 26,700,601 Citibank NA 01/23/25 214,974
TRY 279,216,343 USD 7,596,000 HSBC Bank plc 01/23/25 138,663
USD 7,854,506 AUD 12,094,000 Barclays Bank plc 01/23/25 368,785
USD 36,546,073 AUD 56,282,500 Standard Chartered Bank 01/23/25 1,709,371
USD 39,790,836 CAD 56,111,345 BNP Paribas SA 01/23/25 725,873
USD 19,839,000 CAD 27,926,121 Goldman Sachs International 01/23/25 396,713
USD 23,567,000 CAD 32,897,107 Standard Chartered Bank 01/23/25 663,890
USD 7,856,000 CAD 10,976,881 State Street Bank and Trust Co. 01/23/25 213,848
USD 35,760,000 CNY 258,882,660 HSBC Bank plc 01/23/25 473,064
USD 31,690,000 CNY 229,167,081 State Street Bank and Trust Co. 01/23/25 453,438
USD 60,142,704 COP 261,690,298,582 Citibank NA 01/23/25 911,983
USD 36,203,000 COP 159,329,403,000 Societe Generale SA 01/23/25 140,542
USD 20,094,907 CZK 479,992,575 Morgan Stanley & Co. International plc 01/23/25 358,636
USD 56,281,693 EUR 53,361,000 Barclays Bank plc 01/23/25 962,509
USD 19,380,351 EUR 18,611,270 BNP Paribas SA 01/23/25 86,105

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,300,016 EUR 6,939,855 Commonwealth Bank of Australia 01/23/25 $ 105,490
USD 61,465,201 EUR 58,292,088 Deutsche Bank AG 01/23/25 1,033,973
USD 86,834,498 EUR 82,736,348 Natwest Markets plc 01/23/25 1,061,982
USD 57,105,961 EUR 53,949,000 Standard Chartered Bank 01/23/25 1,177,199
USD 19,004,220 EUR 18,015,630 UBS AG 01/23/25 327,472
USD 31,533,609 GBP 25,026,872 Morgan Stanley & Co. International plc 01/23/25 207,970
USD 19,995,000 JPY 2,999,057,648 Barclays Bank plc 01/23/25 887,992
USD 7,944,000 JPY 1,221,309,209 Deutsche Bank AG 01/23/25 163,034
USD 19,882,000 JPY 2,965,298,901 Goldman Sachs International 01/23/25 990,069
USD 15,822,000 JPY 2,423,597,505 Nomura International plc 01/23/25 381,251
USD 68,401,000 JPY 10,720,159,536 Standard Chartered Bank 01/23/25 102,820
USD 2,360,061 JPY 362,839,790 Toronto Dominion Bank 01/23/25 48,407
USD 40,080,308 KRW 56,861,976,967 Citibank NA 01/23/25 1,561,323
USD 51,893,413 MXN 1,056,284,728 Citibank NA 01/23/25 1,422,808
USD 12,047,000 MXN 247,573,078 Goldman Sachs International 01/23/25 217,649
USD 11,837,000 NOK 131,450,836 Deutsche Bank AG 01/23/25 289,932
USD 11,837,000 NOK 132,413,983 Goldman Sachs International 01/23/25 205,326
USD 162,057,526 PLN 669,719,307 BNP Paribas SA 01/23/25 18,034
USD 52,643,738 SEK 577,964,977 Natwest Markets plc 01/23/25 348,135
USD 59,207,000 SGD 79,499,607 HSBC Bank plc 01/23/25 942,521
USD 39,156,000 SGD 52,575,779 UBS AG 01/23/25 623,729
USD 20,104,000 THB 677,102,720 Citibank NA 01/23/25 223,021
USD 15,863,000 ZAR 290,229,448 Bank of America NA 01/23/25 513,181
USD 12,042,083 ZAR 220,956,568 HSBC Bank plc 01/23/25 356,007
USD 35,546,000 CNY 249,070,822 Morgan Stanley & Co. International plc 01/27/25 1,594,146
BRL 4,211,456 USD 675,883 Toronto Dominion Bank 02/04/25 1,639
USD 5,968,754 BRL 36,568,288 Barclays Bank plc 02/04/25 85,795
USD 41,602,167 HKD 322,491,678 Citibank NA 02/04/25 66,909
USD 7,971,690 PEN 29,766,290 Citibank NA 02/12/25 61,014
USD 134,750,788 ZAR 2,422,482,287 UBS AG 02/18/25 6,929,971
USD 66,564,298 COP 290,885,982,669 Citibank NA 02/21/25 976,199
USD 44,399,015 COP 194,550,234,066 JPMorgan Chase Bank NA 02/21/25 532,412
USD 33,074,749 COP 144,556,499,000 Citibank NA 02/24/25 492,871
USD 74,535,690 CZK 1,787,784,585 Toronto Dominion Bank 02/27/25 980,676
AUD 47,206,972 NZD 51,970,000 Barclays Bank plc 03/19/25 120,636
AUD 29,258,791 NZD 32,130,000 HSBC Bank plc 03/19/25 120,075
BRL 42,425,145 USD 6,722,242 Citibank NA 03/19/25 55,556
EUR 54,621,169 AUD 91,422,829 JPMorgan Chase Bank NA 03/19/25 173,821
EUR 21,004,677 SEK 240,062,453 JPMorgan Chase Bank NA 03/19/25 42,862
GBP 16,812,494 USD 21,024,612 Citibank NA 03/19/25 11,004
HKD 23,280,045 USD 3,000,000 Barclays Bank plc 03/19/25 354
HKD 825,000,000 USD 106,209,045 Royal Bank of Canada 03/19/25 117,719
SEK 241,082,125 EUR 21,004,677 BNP Paribas SA 03/19/25 49,678
USD 2,190,297 AUD 3,400,000 Citibank NA 03/19/25 85,636
USD 636,183 AUD 1,003,000 Commonwealth Bank of Australia 03/19/25 15,308
USD 124,538,502 AUD 193,478,304 Deutsche Bank AG 03/19/25 4,771,949
USD 7,480,711 AUD 11,600,000 JPMorgan Chase Bank NA 03/19/25 300,102
USD 144,558,753 AUD 227,417,000 Natwest Markets plc 03/19/25 3,783,536
USD 45,000,000 BRL 281,533,500 Bank of America NA 03/19/25 22,493
USD 4,617,737 BRL 28,292,000 Barclays Bank plc 03/19/25 97,836
USD 6,722,242 BRL 42,034,919 Citibank NA 03/19/25 6,786
USD 64,708,358 BRL 394,890,973 UBS AG 03/19/25 1,620,976
USD 5,732,908 CHF 5,040,000 Goldman Sachs International 03/19/25 132,550
USD 2,865,291 CHF 2,530,000 JPMorgan Chase Bank NA 03/19/25 54,000
USD 5,734,153 CHF 5,060,000 UBS AG 03/19/25 111,572
USD 14,677,467 CNY 106,494,343 Bank of America NA 03/19/25 138,284
USD 70,710,668 CNY 513,088,840 Credit Agricole Corporate & Investment Bank SA 03/19/25 661,006
USD 16,096,888 CNY 116,312,000 HSBC Bank plc 03/19/25 217,345
USD 2,485,569 CNY 17,979,714 Royal Bank of Canada 03/19/25 30,881
USD 4,570,299 DKK 32,271,000 Toronto Dominion Bank 03/19/25 69,094
USD 866,175,340 EUR 822,015,048 Barclays Bank plc 03/19/25 11,878,939
USD 143,452,823 EUR 136,155,395 BNP Paribas SA 03/19/25 1,950,469
USD 14,654,567 EUR 14,086,000 HSBC Bank plc 03/19/25 15,396

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 14,266,671 EUR 13,547,000 Natwest Markets plc 03/19/25 $ 187,667
USD 460,424,876 EUR 436,444,752 Standard Chartered Bank 03/19/25 6,840,503
USD 3,030,812,574 EUR 2,872,857,688 Toronto Dominion Bank 03/19/25 45,134,892
USD 5,287,788,904 EUR 5,016,306,402 UBS AG 03/19/25 74,487,134
USD 15,793,029 GBP 12,437,877 Barclays Bank plc 03/19/25 230,888
USD 21,152,215 GBP 16,812,494 Citibank NA 03/19/25 116,599
USD 36,064,451 GBP 28,301,255 HSBC Bank plc 03/19/25 654,218
USD 2,335,206,885 GBP 1,844,374,000 UBS AG 03/19/25 27,545,503
USD 38,638,816 IDR 617,255,091,306 Bank of America NA 03/19/25 743,674
USD 6,134,897 IDR 98,096,997,820 BNP Paribas SA 03/19/25 112,428
USD 105,329,209 IDR 1,677,487,817,539 Citibank NA 03/19/25 2,343,200
USD 20,209,311 IDR 323,611,697,043 Goldman Sachs International 03/19/25 341,818
USD 15,639,232 IDR 250,196,427,113 JPMorgan Chase Bank NA 03/19/25 278,923
USD 104,929,135 INR 8,939,700,000 Bank of America NA 03/19/25 1,274,217
USD 135,587,311 INR 11,552,300,000 Barclays Bank plc 03/19/25 1,639,560
USD 169,248,741 INR 14,448,765,019 BNP Paribas SA 03/19/25 1,716,770
USD 115,316,177 INR 9,840,692,677 Citibank NA 03/19/25 1,214,339
USD 99,399,441 JPY 15,457,139,892 Bank of America NA 03/19/25 298,245
USD 142,918,005 JPY 21,804,304,000 Barclays Bank plc 03/19/25 3,122,893
USD 5,590,662 JPY 867,750,000 BNP Paribas SA 03/19/25 27,210
USD 108,862,294 JPY 16,151,499,180 HSBC Bank plc 03/19/25 5,309,315
USD 2,601,731 JPY 385,000,000 Societe Generale SA 03/19/25 133,360
USD 57,843,299 MXN 1,182,274,141 JPMorgan Chase Bank NA 03/19/25 1,845,477
USD 15,498,939 MYR 68,469,679 Barclays Bank plc 03/19/25 198,106
USD 47,125,031 MYR 207,713,000 Morgan Stanley & Co. International plc 03/19/25 707,668
USD 8,401,730 NOK 95,247,892 Citibank NA 03/19/25 36,040
USD 12,602,594 NOK 143,438,944 JPMorgan Chase Bank NA 03/19/25 4,249
USD 390,109 NZD 670,399 Goldman Sachs International 03/19/25 14,710
USD 53,121,588 PHP 3,089,100,000 Citibank NA 03/19/25 271,273
USD 60,329,502 PHP 3,506,049,000 UBS AG 03/19/25 345,754
USD 13,221,325 PLN 53,969,146 Nomura International plc 03/19/25 191,116
USD 55,573,819 SGD 74,263,000 BNP Paribas SA 03/19/25 1,029,972
USD 16,595,138 SGD 22,317,000 State Street Bank and Trust Co. 03/19/25 204,001
USD 28,500,300 THB 964,596,644 Citibank NA 03/19/25 68,105
USD 41,569,331 THB 1,401,510,000 Goldman Sachs International 03/19/25 258,794
USD 20,032,564 THB 676,700,000 HSBC Bank plc 03/19/25 86,334
USD 14,440,716 TWD 464,846,636 Bank of America NA 03/19/25 273,515
USD 662,280 TWD 21,238,000 Citibank NA 03/19/25 15,006
USD 8,403,416 ZAR 155,076,639 Citibank NA 03/19/25 241,921
USD 12,605,937 ZAR 237,073,554 JPMorgan Chase Bank NA 03/19/25 129,044
USD 39,663,976 ZAR 708,073,684 Royal Bank of Canada 03/19/25 2,398,918
USD 8,542,679 ZAR 153,709,000 State Street Bank and Trust Co. 03/19/25 453,161
ZAR 159,861,561 USD 8,405,582 Citibank NA 03/19/25 7,738
USD 7,827,535 BRL 48,890,000 Goldman Sachs International 03/20/25 17,879
TRY 5,302,700 USD 136,849 UBS AG 03/24/25 1,971
HKD 644,922,886 USD 83,007,000 HSBC Bank plc 04/01/25 128,430
USD 83,007,000 HKD 643,312,551 UBS AG 04/01/25 79,154
USD 19,716,401 BRL 121,876,993 JPMorgan Chase Bank NA 04/02/25 278,988
HKD 804,026,372 USD 103,550,263 HSBC Bank plc 05/16/25 151,659
USD 115,535,045 KRW 152,458,890,000 Citibank NA 05/20/25 11,721,517
HKD 648,583,982 USD 83,550,263 HSBC Bank plc 05/29/25 116,033
USD 77,066,527 HKD 596,600,000 HSBC Bank plc 08/07/25 45,443
280,480,494
BRL 280,115,179 USD 47,762,754 Barclays Bank plc 01/03/25 (2,420,899)
BRL 96,857,327 USD 16,063,907 BNP Paribas SA 01/03/25 (385,745)
BRL 120,650,990 USD 19,995,000 Goldman Sachs International 01/03/25 (465,392)
BRL 4,211,456 USD 721,088 JPMorgan Chase Bank NA 01/03/25 (39,385)
USD 14,038,661 BRL 86,775,350 Barclays Bank plc 01/03/25 (7,545)
USD 680,003 BRL 4,211,456 Toronto Dominion Bank 01/03/25 (1,700)
EGP 292,285,317 USD 5,778,673 Societe Generale SA 01/08/25 (41,841)
USD 5,714,278 EGP 292,285,317 Societe Generale SA 01/08/25 (22,554)
USD 69,308,521 TRY 2,493,860,188 Barclays Bank plc 01/08/25 (870,748)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 132,266,600 USD 135,055 Royal Bank of Canada 01/15/25 $ (2,073)
EUR 22,696,000 USD 23,962,177 Barclays Bank plc 01/15/25 (441,040)
JPY 107,105,311 USD 697,967 BNP Paribas SA 01/15/25 (16,273)
JPY 2,425,931,250 USD 15,822,000 Nomura International plc 01/15/25 (381,661)
NOK 87,272,231 USD 7,911,000 Goldman Sachs International 01/15/25 (244,583)
USD 513,935 COP 2,271,029,400 Royal Bank of Canada 01/15/25 (680)
USD 15,408 GBP 12,322 UBS AG 01/15/25 (16)
EUR 1,213,085 USD 1,284,321 Bank of America NA 01/16/25 (27,082)
EUR 232,540 USD 252,764 Barclays Bank plc 01/16/25 (11,760)
EUR 265,295 USD 290,804 State Street Bank and Trust Co. 01/16/25 (15,854)
PEN 1,854,443 USD 496,106 Barclays Bank plc 01/21/25 (2,892)
PEN 27,960,468 USD 7,473,463 Citibank NA 01/21/25 (37,003)
USD 79,868,155 COP 362,114,228,417 Morgan Stanley & Co. International plc 01/21/25 (2,115,955)
USD 7,857,920 PEN 29,814,911 Morgan Stanley & Co. International plc 01/21/25 (71,754)
USD 33,445,619 THB 1,161,733,573 BNP Paribas SA 01/21/25 (661,443)
USD 14,203,185 TRY 523,334,434 UBS AG 01/21/25 (325,054)
AUD 8,138,651 EUR 5,004,000 Goldman Sachs International 01/23/25 (150,120)
AUD 29,974,000 USD 18,641,556 Bank of America NA 01/23/25 (88,803)
AUD 48,457,389 USD 31,605,508 HSBC Bank plc 01/23/25 (1,612,249)
AUD 12,094,000 USD 7,852,059 Societe Generale SA 01/23/25 (366,338)
BRL 590,205,713 USD 100,623,943 BNP Paribas SA 01/23/25 (5,457,451)
CLP 35,655,692,814 USD 36,125,322 Citibank NA 01/23/25 (280,155)
CLP 31,376,161,281 USD 32,243,081 Goldman Sachs International 01/23/25 (700,187)
CNY 476,250,785 USD 65,289,382 Bank of America NA 01/23/25 (374,138)
CNY 151,143,908 USD 20,703,000 HSBC Bank plc 01/23/25 (101,367)
CNY 170,747,927 USD 23,619,691 JPMorgan Chase Bank NA 01/23/25 (345,938)
CZK 778,267,962 USD 32,437,239 HSBC Bank plc 01/23/25 (436,520)
CZK 574,897,005 USD 23,979,000 Toronto Dominion Bank 01/23/25 (340,461)
EUR 26,423,000 GBP 22,065,211 Barclays Bank plc 01/23/25 (225,944)
EUR 5,873,831 GBP 4,901,448 Standard Chartered Bank 01/23/25 (45,662)
EUR 3,779,000 USD 3,987,270 Bank of America NA 01/23/25 (69,592)
EUR 119,841,311 USD 125,638,925 Barclays Bank plc 01/23/25 (1,399,808)
EUR 19,145,400 USD 20,123,992 Deutsche Bank AG 01/23/25 (276,015)
EUR 12,478,840 USD 13,173,238 Standard Chartered Bank 01/23/25 (236,463)
EUR 22,537,000 USD 23,739,484 UBS AG 01/23/25 (375,446)
GBP 5,204,894 USD 6,587,957 Commonwealth Bank of Australia 01/23/25 (73,095)
GBP 35,593,978 USD 45,018,295 HSBC Bank plc 01/23/25 (466,020)
GBP 44,178,000 USD 55,863,125 Natwest Markets plc 01/23/25 (566,400)
HUF 10,987,617,838 USD 28,098,842 Canadian Imperial Bank of Commerce 01/23/25 (464,577)
HUF 7,746,017,483 USD 19,805,721 Citibank NA 01/23/25 (324,200)
HUF 8,842,938,364 USD 22,681,000 Nomura International plc 01/23/25 (440,683)
IDR 960,191,330,994 USD 60,166,023 HSBC Bank plc 01/23/25 (916,457)
INR 729,361,516 USD 8,620,920 Citibank NA 01/23/25 (120,772)
JPY 5,487,283,786 USD 36,189,000 Bank of America NA 01/23/25 (1,229,493)
JPY 3,040,378,900 USD 19,882,000 Barclays Bank plc 01/23/25 (511,734)
JPY 5,957,542,380 USD 40,019,437 BNP Paribas SA 01/23/25 (2,063,910)
JPY 10,435,256,256 USD 68,133,174 Goldman Sachs International 01/23/25 (1,650,115)
JPY 2,988,114,191 USD 20,055,871 Societe Generale SA 01/23/25 (1,018,584)
KRW 17,214,547,431 USD 12,063,453 BNP Paribas SA 01/23/25 (402,112)
KRW 27,493,009,966 USD 19,723,000 Citibank NA 01/23/25 (1,098,905)
KRW 21,362,615,266 USD 15,331,397 HSBC Bank plc 01/23/25 (860,105)
MXN 410,348,694 USD 19,811,000 Bank of America NA 01/23/25 (204,026)
MXN 48,154,441 USD 2,339,866 Barclays Bank plc 01/23/25 (38,987)
MXN 406,331,943 USD 19,982,883 Citibank NA 01/23/25 (567,835)
MXN 977,772,023 USD 47,976,960 Goldman Sachs International 01/23/25 (1,257,788)
MXN 2,187,267,568 USD 106,655,148 Morgan Stanley & Co. International plc 01/23/25 (2,144,767)
MYR 279,978,885 USD 62,733,337 Barclays Bank plc 01/23/25 (227,391)
NOK 261,912,929 USD 23,674,000 Barclays Bank plc 01/23/25 (666,718)
NOK 189,564,454 USD 17,123,359 Natwest Markets plc 01/23/25 (471,401)
NOK 259,974,487 USD 23,501,000 State Street Bank and Trust Co. 01/23/25 (663,996)
PHP 699,132,520 USD 12,079,000 Morgan Stanley & Co. International plc 01/23/25 (74,503)
PLN 34,302,855 USD 8,349,848 Deutsche Bank AG 01/23/25 (50,226)
RON 40,942,192 USD 8,628,381 JPMorgan Chase Bank NA 01/23/25 (115,080)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 352,649,159 USD 32,089,955 Barclays Bank plc 01/23/25 $ (181,446)
SGD 71,877,369 USD 53,651,900 Credit Agricole Corporate & Investment Bank SA 01/23/25 (973,685)
SGD 49,619,350 USD 37,005,089 JPMorgan Chase Bank NA 01/23/25 (639,556)
USD 3,941,000 COP 17,569,175,050 Bank of America NA 01/23/25 (35,590)
USD 27,569,603 COP 121,912,784,466 Societe Generale SA 01/23/25 (24,015)
USD 31,445,743 GBP 25,154,000 Barclays Bank plc 01/23/25 (39,019)
USD 20,020,955 HUF 8,019,393,525 Barclays Bank plc 01/23/25 (148,116)
USD 31,840,471 MXN 666,715,376 Barclays Bank plc 01/23/25 (16,023)
USD 338,209 PLN 1,399,788 Barclays Bank plc 01/23/25 (472)
USD 23,567,000 THB 814,277,086 ANZ Banking Group Ltd. 01/23/25 (341,671)
USD 12,042,083 THB 414,849,759 Barclays Bank plc 01/23/25 (138,668)
USD 11,054,000 TRY 402,332,438 Barclays Bank plc 01/23/25 (91,143)
USD 6,804,701 TRY 250,225,300 HSBC Bank plc 01/23/25 (126,872)
ZAR 274,060,284 EUR 14,200,000 HSBC Bank plc 01/23/25 (226,442)
ZAR 357,520,547 USD 20,094,907 Bank of America NA 01/23/25 (1,186,159)
ZAR 375,031,725 USD 19,913,000 Goldman Sachs International 01/23/25 (78,111)
ZAR 633,393,416 USD 34,951,736 HSBC Bank plc 01/23/25 (1,452,468)
ZAR 1,230,512,262 USD 67,488,613 Royal Bank of Canada 01/23/25 (2,408,589)
CNY 248,466,540 USD 35,546,000 Morgan Stanley & Co. International plc 01/27/25 (1,676,520)
BRL 122,289,840 USD 19,982,000 Citibank NA 02/04/25 (308,502)
BRL 61,467,525 USD 9,986,000 HSBC Bank plc 02/04/25 (97,352)
HKD 322,774,573 USD 41,602,167 HSBC Bank plc 02/04/25 (30,475)
PEN 29,766,290 USD 7,952,310 Citibank NA 02/12/25 (41,634)
COP 173,517,400,148 USD 43,619,256 Citibank NA 02/21/25 (4,495,074)
USD 16,151,547 COP 71,967,741,148 Morgan Stanley & Co. International plc 02/21/25 (75,523)
USD 22,728,061 COP 101,549,659,000 Societe Generale SA 02/21/25 (169,051)
COP 216,233,070,000 USD 52,129,476 HSBC Bank plc 02/24/25 (3,392,275)
EGP 408,524,060 USD 7,882,000 Societe Generale SA 02/24/25 (16,507)
USD 10,316,544 COP 46,101,231,940 Societe Generale SA 02/24/25 (74,305)
EGP 202,767,546 USD 3,911,411 Societe Generale SA 02/25/25 (8,949)
AUD 21,039,406 EUR 12,603,956 BNP Paribas SA 03/19/25 (75,155)
AUD 70,002,823 EUR 42,017,213 JPMorgan Chase Bank NA 03/19/25 (334,263)
AUD 292,235 USD 186,743 Natwest Markets plc 03/19/25 (5,844)
BRL 281,533,500 USD 45,000,000 Citibank NA 03/19/25 (22,493)
BRL 122,956,446 USD 20,206,250 HSBC Bank plc 03/19/25 (562,853)
BRL 41,556,574 USD 6,722,733 JPMorgan Chase Bank NA 03/19/25 (83,697)
CHF 5,050,000 USD 5,676,517 UBS AG 03/19/25 (65,047)
CNY 18,138,340 USD 2,485,569 BNP Paribas SA 03/19/25 (9,225)
CNY 36,737,000 USD 5,076,184 Goldman Sachs International 03/19/25 (60,650)
EUR 114,527,432 USD 120,967,882 Bank of America NA 03/19/25 (1,942,843)
EUR 21,011,595 USD 21,913,215 JPMorgan Chase Bank NA 03/19/25 (76,474)
GBP 8,401,877 USD 10,579,391 BNP Paribas SA 03/19/25 (67,051)
JPY 866,000,000 USD 5,694,806 BNP Paribas SA 03/19/25 (142,573)
JPY 1,189,000,000 USD 7,822,082 Credit Agricole Corporate & Investment Bank SA 03/19/25 (198,982)
JPY 9,410,422,248 USD 62,430,165 Deutsche Bank AG 03/19/25 (2,096,617)
JPY 433,880,000 USD 2,856,440 HSBC Bank plc 03/19/25 (74,682)
JPY 1,156,000,000 USD 7,788,302 Royal Bank of Canada 03/19/25 (376,777)
MXN 64,705,617 USD 3,095,000 Citibank NA 03/19/25 (30,251)
MXN 875,909,339 USD 42,854,262 JPMorgan Chase Bank NA 03/19/25 (1,367,255)
NOK 882,990,000 SEK 866,641,440 HSBC Bank plc 03/19/25 (1,097,760)
NOK 191,090,004 USD 16,812,660 BNP Paribas SA 03/19/25 (29,089)
NOK 187,658,216 USD 16,794,258 Toronto Dominion Bank 03/19/25 (312,103)
USD 6,690,130 BRL 42,301,692 JPMorgan Chase Bank NA 03/19/25 (67,946)
USD 2,383,032 GBP 1,908,000 Commonwealth Bank of Australia 03/19/25 (4,238)
USD 112,780,034 HKD 876,206,595 HSBC Bank plc 03/19/25 (146,283)
USD 10,840,920 PHP 637,337,700 Citibank NA 03/19/25 (63,064)
USD 21,420,065 PHP 1,258,643,023 JPMorgan Chase Bank NA 03/19/25 (113,612)
USD 518,018 PHP 30,303,000 Royal Bank of Canada 03/19/25 (425)
USD 20,509,048 PHP 1,205,419,277 UBS AG 03/19/25 (114,042)
USD 52,667,532 THB 1,787,009,363 BNP Paribas SA 03/19/25 (5,882)
USD 13,221,325 TRY 509,721,743 Barclays Bank plc 03/19/25 (186,724)
USD 599,136 TRY 22,806,000 Citibank NA 03/19/25 (768)
ZAR 307,278,707 USD 16,803,755 Citibank NA 03/19/25 (632,050)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 312,611,366 USD 16,808,414 JPMorgan Chase Bank NA 03/19/25 $ (356,058)
ZAR 377,996,128 USD 21,174,109 Royal Bank of Canada 03/19/25 (1,280,632)
BRL 48,890,000 USD 7,958,911 Goldman Sachs International 03/20/25 (149,255)
USD 83,550,263 HKD 648,007,485 Deutsche Bank AG 05/16/25 (28,617)
USD 20,000,000 HKD 155,110,000 JPMorgan Chase Bank NA 05/16/25 (5,818)
KRW 152,458,890,000 USD 112,934,184 Standard Chartered Bank 05/20/25 (9,120,657)
USD 83,550,263 HKD 647,815,319 Bank of America NA 05/29/25 (16,878)
USD 83,709,532 HKD 649,000,000 Citibank NA 07/25/25 (64,918)
USD 114,804,787 HKD 889,400,000 HSBC Bank plc 08/07/25 (16,786)
USD 119,666,072 HKD 926,000,000 Royal Bank of Canada 12/17/25 (42,394)
(80,126,412)
$ 200,354,082
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
AUD Currency ............... One-Touch Deutsche Bank AG 01/21/25 USD 0.71 USD 0.71 AUD 1,673 $ 14
AUD Currency ............... One-Touch HSBC Bank plc 01/21/25 USD 0.71 USD 0.71 AUD 2,510 21
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 12.50 INR 12.50 CNH 13,231 6,108
AUD Currency ............... Up and Out UBS AG 02/26/25 CAD 0.92 CAD 0.94 AUD 62,934 38,923
USD Currency ............... One-Touch HSBC Bank plc 03/31/25 CNH 7.35 CNH 7.35 USD 4,150 1,886,018
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 5,898 717,682
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 6,021 1,022,398
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 54,989 304,330
USD Currency ............... Up and Out BNP Paribas SA 07/07/25 CNH 7.20 CNH 7.60 USD 169,980 713,300
4,688,794
Put
USD Currency ............... One-Touch Bank of America NA 01/06/25 MXN 18.10 MXN 18.10 USD 3,929 1
USD Currency ............... One-Touch UBS AG 01/16/25 MXN 18.00 MXN 18.00 USD 3,345 13
USD Currency ............... One-Touch UBS AG 01/17/25 MXN 18.00 MXN 18.00 USD 985 6
USD Currency ............... One-Touch UBS AG 01/17/25 MXN 18.00 MXN 18.00 USD 1,583 10
GBP Currency ............... Down and Out Barclays Bank plc 01/21/25 USD 1.28 USD 1.24 GBP 125,480 729,173
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 26,461 313,582
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/05/25 TRY 30.60 TRY 30.60 USD 4,210 33
USD Currency ............... One-Touch Bank of America NA 03/17/25 BRL 5.75 BRL 5.75 USD 1,997 196,701
USD Currency ............... One-Touch Bank of America NA 03/17/25 BRL 5.75 BRL 5.75 USD 4,024 396,445
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 5,453 1,526,247
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 14,508 84,803
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 29,172 170,523
USD Currency ............... One-Touch BNP Paribas SA 05/23/25 CNH 7.10 CNH 7.10 USD 2,535 574,409
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 11.50 INR 11.50 CNH 20,158 557,670
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 11.60 INR 11.60 CNH 8,500 290,675
4,840,291
$ 9,529,085
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,599 01/03/25 USD 612.00 USD 93,714 $ 2,399
Nikkei 225 Index ............................ 650 01/10/25 JPY 40,000.00 JPY 25,931,451 1,755,696
Bank of America Corp. ........................ 1,261 01/17/25 USD 49.00 USD 5,542 9,458
Capital One Financial Corp. ..................... 672 01/17/25 USD 170.00 USD 11,983 715,680

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Carrier Global Corp. .......................... 666 01/17/25 USD 77.50 USD 4,546 $ 6,660
Costco Wholesale Corp. ....................... 200 01/17/25 USD 1,020.00 USD 18,325 8,400
Dell Technologies, Inc. ........................ 1,300 01/17/25 USD 145.00 USD 14,981 3,900
EQT Corp. ................................ 5,670 01/17/25 USD 48.00 USD 26,144 379,890
Fifth Third Bancorp .......................... 1,493 01/17/25 USD 45.00 USD 6,312 11,198
Home Depot, Inc. (The) ....................... 453 01/17/25 USD 445.00 USD 17,621 26,954
Informatica, Inc. ............................ 620 01/17/25 USD 30.00 USD 1,608 7,750
iShares China Large-Cap ETF ................... 4,000 01/17/25 USD 33.85 USD 12,176 34,000
iShares MSCI South Korea ETF .................. 12,562 01/17/25 USD 56.00 USD 63,928 94,215
Lowe's Cos., Inc. ............................ 555 01/17/25 USD 300.00 USD 13,697 2,775
NVIDIA Corp. .............................. 659 01/17/25 USD 160.00 USD 8,850 13,839
Paramount Global ........................... 1,482 01/17/25 USD 15.00 USD 1,550 2,223
Paramount Global ........................... 2,479 01/17/25 USD 14.00 USD 2,593 3,719
Paramount Global ........................... 2,507 01/17/25 USD 12.50 USD 2,622 6,268
Sabre Corp. ............................... 2,494 01/17/25 USD 5.00 USD 910 3,741
SPDR S&P 500 ETF Trust ...................... 4,000 01/17/25 USD 605.00 USD 234,432 352,000
Uber Technologies, Inc. ....................... 1,500 01/17/25 USD 77.50 USD 9,048 6,000
United Airlines Holdings, Inc. .................... 2,496 01/17/25 USD 100.00 USD 24,236 829,920
Uniti Group, Inc. ............................ 1,974 01/17/25 USD 6.00 USD 1,086 14,805
Western Digital Corp. ......................... 1,118 01/17/25 USD 85.00 USD 6,667 4,472
U.S. Treasury 5-Year Note ..................... 290 01/24/25 USD 107.00 USD 29,000 56,641
Adobe, Inc. ................................ 205 02/21/25 USD 475.00 USD 9,116 144,013
Alphabet, Inc. .............................. 400 02/21/25 USD 200.00 USD 7,618 217,000
DraftKings, Inc. ............................. 1,923 02/21/25 USD 44.00 USD 7,154 145,187
Microsoft Corp. ............................. 500 02/21/25 USD 470.00 USD 21,075 119,250
Netflix, Inc. ................................ 250 02/21/25 USD 980.00 USD 22,283 591,875
Uber Technologies, Inc. ....................... 3,000 02/21/25 USD 67.50 USD 18,096 501,000
Walmart, Inc. .............................. 4,967 02/21/25 USD 100.00 USD 44,877 365,075
Walt Disney Co. (The) ........................ 900 02/21/25 USD 120.00 USD 10,022 171,000
Sabre Corp. ............................... 2,479 04/17/25 USD 7.00 USD 905 13,635
STOXX Europe 600 Auto & Parts ................. 195 06/20/25 EUR 560.00 EUR 5,377 223,200
6,843,838
Put
WTI Crude Oil
(a)
............................. 356 01/15/25 USD 67.50 USD 356 92,560
EURO STOXX 50 Index ....................... 277 01/17/25 EUR 4,600.00 EUR 13,562 24,963
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,500 01/17/25 USD 77.00 USD 35,393 96,750
S&P 500 Index ............................. 93 01/17/25 USD 5,700.00 USD 54,699 162,750
S&P 500 Index ............................. 93 01/17/25 USD 5,300.00 USD 54,699 26,970
SPDR S&P 500 ETF Trust ...................... 4,901 01/17/25 USD 598.00 USD 287,238 6,354,147
SPDR S&P 500 ETF Trust ...................... 7,351 01/17/25 USD 575.00 USD 430,827 2,267,784
SPDR S&P 500 ETF Trust ...................... 1,599 01/31/25 USD 580.00 USD 93,714 1,042,548
WTI Crude Oil
(a)
............................. 750 02/14/25 USD 63.50 USD 750 405,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,250 02/21/25 USD 74.00 USD 17,696 105,750
SPDR S&P 500 ETF Trust ...................... 1,100 02/21/25 USD 580.00 USD 64,469 954,800
U.S. Treasury 10-Year Note ..................... 2,000 02/21/25 USD 109.00 USD 200,000 2,375,000
SPDR S&P 500 ETF Trust ...................... 83 03/21/25 USD 610.00 USD 4,864 211,816
WTI Crude Oil
(a)
............................. 236 04/16/25 USD 65.00 USD 236 531,000
WTI Crude Oil
(a)
............................. 410 04/16/25 USD 60.00 USD 410 487,900
3-mo. SOFR ............................... 4,246 09/12/25 USD 95.75 USD 1,061,500 1,698,400
16,838,138
$ 23,681,976
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 01/17/25 JPY 155.00 USD 36,125 $ 626,508

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Bank of America NA — 01/24/25 CNH 7.25 USD 125,000 $ 1,741,229
FTSE China A50 Index ..... BNP Paribas SA 3,400 01/27/25 USD 13,326.63 USD 45,944 1,369,390
USD Currency ........... BNP Paribas SA — 02/11/25 INR 85.25 USD 253,770 2,545,645
USD Currency ........... JPMorgan Chase Bank NA — 02/11/25 INR 84.50 USD 169,180 2,951,338
EUR Currency ........... JPMorgan Chase Bank NA — 02/17/25 SEK 11.70 EUR 57,353 112,424
USD Currency ........... HSBC Bank plc — 02/28/25 CAD 1.40 USD 8,362 220,889
USD Currency ........... JPMorgan Chase Bank NA — 02/28/25 CAD 1.42 USD 8,362 137,868
AUD Currency ........... JPMorgan Chase Bank NA — 04/15/25 AUD 1.20 AUD 4,250 10,235
USD Currency ........... JPMorgan Chase Bank NA — 04/30/25 CNH 7.35 USD 56,113 699,746
USD Currency ........... BNP Paribas SA — 05/23/25 CNH 7.35 USD 101,402 1,356,602
USD Currency ........... UBS AG — 08/22/25 HKD 7.50 USD 210,200 6,836,995
USD Currency ........... UBS AG — 08/27/25 HKD 7.50 USD 210,100 6,832,785
USD Currency ........... JPMorgan Chase Bank NA — 10/10/25 HKD 7.50 USD 419,340 13,577,865
USD Currency ........... UBS AG — 10/16/25 HKD 7.50 USD 424,290 13,741,538
52,761,057
Put
EUR Currency ........... JPMorgan Chase Bank NA — 01/06/25 USD 1.06 EUR 28,095 674,511
USD Currency ........... Barclays Bank plc — 01/06/25 BRL 5.70 USD 35,361 84
USD Currency ........... Barclays Bank plc — 01/15/25 NOK 10.90 USD 41,835 10,664
USD Currency ........... HSBC Bank plc — 01/15/25 SEK 10.25 USD 41,828 275
USD Currency ........... Barclays Bank plc — 01/17/25 BRL 5.74 USD 23,645 5,949
USD Currency ........... Citibank NA — 01/24/25 ZAR 17.10 USD 75,291 959
USD Currency ........... JPMorgan Chase Bank NA — 01/24/25 ZAR 16.60 USD 125,486 193
USD Currency ........... UBS AG — 02/06/25 JPY 142.00 USD 101,930 38,193
USD Currency ........... HSBC Bank plc — 02/28/25 CAD 1.35 USD 8,362 1,329
EUR Currency ........... Barclays Bank plc — 03/13/25 JPY 160.00 EUR 80,506 1,142,621
USD Currency ........... Bank of America NA — 03/17/25 ZAR 17.60 USD 63,014 146,806
S&P 500 Index .......... Barclays Bank plc 10,404 03/21/25 USD 5,750.00 USD 61,192 1,172,110
S&P 500 Index .......... Goldman Sachs International 10,404 03/21/25 USD 5,700.00 USD 61,192 1,175,426
S&P 500 Index .......... UBS AG 10,404 03/21/25 USD 5,780.00 USD 61,192 1,236,003
EUR Currency ........... UBS AG — 05/08/25 USD 1.04 EUR 43,834 861,840
6,466,963
$ 59,228,020
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 $ 135,971
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 394,432
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 237,360
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 110.00 Nomura International plc 500,000,000 11/27/28 JPY 500,000 245,430
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 737,399
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 227,033

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Structured Options (continued)
Description Counterparty Units Expiration Date
Notional
Amount  (000) Value
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 125.00 Nomura International plc 500,000,000 12/13/30 JPY 500,000 $ 412,160
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 663,813
$ 3,053,598
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 1,496,000 01/17/25 USD 10,996 $ 182
Payout at expiry if AUDUSD >= 0.68 and GBPUSD
<= 1.29 ........................... UBS AG 2,509,717 01/22/25 USD 1,707 250
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 1,496,000 01/31/25 USD 10,996 4,500
$ 4,932
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 01/15/25 USD 106.00 USD 24,805 $ 22,872
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly Bank of America NA 01/15/25 EUR 400.00 EUR 37,205 15,791
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
JPMorgan Chase Bank
NA 02/19/25 EUR 425.00 EUR 28,945 52,623
$ 91,286
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3-mo. JIBAR Quarterly 8.75% Quarterly
JPMorgan Chase
Bank NA 01/22/25 8 .75 % ZAR 491,119 $ 149,537
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 499,290 617

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Citibank NA 04/22/25 3 .30 % USD 100,514 $ 532,291
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 04/23/25 3 .30 USD 80,688 433,305
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Deutsche Bank AG 04/25/25 3 .30 USD 80,835 446,457
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 3.73% Quarterly BNP Paribas SA 05/05/25 3 .73 AUD 334,000 1,171,047
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 3.65% Annual
Morgan Stanley & Co.
International plc 07/11/25 3 .65 GBP 97,349 872,962
3,606,216
Put
1-Year Interest Rate Swap
(a)
. 4.20% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 02/12/25 4 .20 GBP 820,852 2,223,404
1-Year Interest Rate Swap
(a)
. 4.20% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 02/20/25 4 .20 GBP 535,380 1,459,611
30-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual
Goldman Sachs
International 09/23/25 3 .48 USD 141,560 13,529,578
30-Year Interest Rate Swap
(a)
3.92% Annual 1-day SOFR Annual
Goldman Sachs
International 10/31/25 3 .92 USD 145,790 8,002,472
25,215,065
$ 28,821,281
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CNH 13,231 $ (6,108)
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 12.00 INR 12.00 CNH 8,450 (452,035)
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 12.10 INR 12.10 CNH 8,500 (448,604)
(906,747)
Put
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 11.50 INR 11.50 CNH 9,261 (109,755)
USD Currency ............... Down and In UBS AG 02/06/25 JPY 138.00 JPY 133.00 USD 153,010 (20,605)
USD Currency ............... One-Touch
Goldman Sachs
International 05/23/25 CNH 7.10 CNH 7.10 USD 2,535 (574,409)
(704,769)
$ (1,611,516)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................. 975 01/10/25 JPY 41,000.00 JPY 38,897,177 $ (548,397)
Costco Wholesale Corp. ........................ 200 01/17/25 USD 1,100.00 USD 18,325 (1,300)
Home Depot, Inc. (The) ........................ 453 01/17/25 USD 470.00 USD 17,621 (906)
iShares China Large-Cap ETF .................... 4,000 01/17/25 USD 37.85 USD 12,176 (1,980,000)
iShares MSCI South Korea ETF ................... 12,562 01/17/25 USD 59.00 USD 63,928 (62,810)
NVIDIA Corp. ............................... 659 01/17/25 USD 185.00 USD 8,850 (1,318)
SPDR S&P 500 ETF Trust ....................... 4,000 01/17/25 USD 625.00 USD 234,432 (18,000)
United Airlines Holdings, Inc. ..................... 2,496 01/17/25 USD 115.00 USD 24,236 (94,848)
Western Digital Corp. .......................... 1,118 01/17/25 USD 95.00 USD 6,667 (19,006)
Uber Technologies, Inc. ........................ 1,900 02/21/25 USD 80.00 USD 11,461 (66,500)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walmart, Inc. ............................... 4,967 02/21/25 USD 110.00 USD 44,877 $ (76,988)
(2,870,073)
Put
Carrier Global Corp. ........................... 666 01/17/25 USD 65.00 USD 4,546 (26,640)
Costco Wholesale Corp. ........................ 100 01/17/25 USD 910.00 USD 9,163 (117,500)
Dell Technologies, Inc. ......................... 325 01/17/25 USD 110.00 USD 3,745 (48,100)
EQT Corp. ................................. 1,575 01/17/25 USD 39.00 USD 7,262 (23,625)
EURO STOXX 50 Index ........................ 277 01/17/25 EUR 4,200.00 EUR 13,562 (6,312)
iShares China Large-Cap ETF .................... 2,000 01/17/25 USD 28.85 USD 6,088 (24,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,250 01/17/25 USD 75.00 USD 17,696 (6,750)
Lowe's Cos., Inc. ............................. 555 01/17/25 USD 240.00 USD 13,697 (99,345)
S&P 500 Index .............................. 186 01/17/25 USD 5,500.00 USD 109,398 (100,440)
U.S. Treasury 10-Year Note ...................... 3,000 01/24/25 USD 108.00 USD 300,000 (1,171,875)
Adobe, Inc. ................................. 205 02/21/25 USD 425.00 USD 9,116 (165,025)
Alphabet, Inc. ............................... 400 02/21/25 USD 175.00 USD 7,618 (124,000)
DraftKings, Inc. .............................. 1,923 02/21/25 USD 37.00 USD 7,154 (484,596)
Microsoft Corp. .............................. 500 02/21/25 USD 400.00 USD 21,075 (357,500)
Netflix, Inc. ................................. 250 02/21/25 USD 830.00 USD 22,283 (621,250)
U.S. Treasury 10-Year Note ...................... 1,000 02/21/25 USD 107.00 USD 100,000 (421,875)
Uber Technologies, Inc. ........................ 1,100 02/21/25 USD 65.00 USD 6,635 (720,500)
Uber Technologies, Inc. ........................ 3,000 02/21/25 USD 52.50 USD 18,096 (325,500)
Walt Disney Co. (The) ......................... 900 02/21/25 USD 100.00 USD 10,022 (91,350)
3-mo. SOFR ................................ 8,491 09/12/25 USD 95.00 USD 2,122,750 (636,825)
(5,573,008)
$ (8,443,081)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Barclays Bank plc — 01/06/25 BRL 6.00 USD 35,361 $ (1,100,981)
USD Currency .............. Goldman Sachs International — 01/06/25 TRY 36.30 USD 19,645 (24,846)
USD Currency .............. Bank of America NA — 01/24/25 CNH 7.35 USD 125,000 (623,293)
FTSE China A50 Index ........ BNP Paribas SA 3,400 01/27/25 USD 14,620.48 USD 45,944 (205,442)
USD Currency .............. BNP Paribas SA — 02/11/25 INR 84.50 USD 169,180 (2,951,338)
USD Currency .............. JPMorgan Chase Bank NA — 02/11/25 INR 85.25 USD 253,770 (2,545,645)
USD Currency .............. HSBC Bank plc — 02/28/25 CAD 1.42 USD 8,362 (137,868)
USD Currency .............. JPMorgan Chase Bank NA — 02/28/25 CAD 1.40 USD 8,362 (220,889)
USD Currency .............. HSBC Bank plc — 03/31/25 CNH 7.35 USD 83,000 (913,382)
USD Currency .............. JPMorgan Chase Bank NA — 04/30/25 CNH 7.60 USD 84,169 (311,695)
USD Currency .............. Goldman Sachs International — 05/23/25 CNH 7.35 USD 101,402 (1,356,602)
USD Currency .............. UBS AG — 08/22/25 HKD 7.70 USD 210,200 (1,764,721)
USD Currency .............. UBS AG — 08/27/25 HKD 7.75 USD 210,100 (683,414)
USD Currency .............. JPMorgan Chase Bank NA — 10/10/25 HKD 7.75 USD 419,340 (1,435,483)
USD Currency .............. UBS AG — 10/16/25 HKD 7.75 USD 424,290 (1,466,490)
(15,742,089)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 01/06/25 USD 1.04 EUR 28,095 (162,970)
USD Currency .............. Barclays Bank plc — 01/15/25 NOK 10.60 USD 83,670 (1,470)
USD Currency .............. HSBC Bank plc — 01/15/25 SEK 9.95 USD 83,656 (32)
EUR Currency .............. JPMorgan Chase Bank NA — 01/23/25 USD 1.02 EUR 249,686 (714,380)
USD Currency .............. Citibank NA — 01/24/25 ZAR 16.60 USD 125,486 (193)
USD Currency .............. JPMorgan Chase Bank NA — 02/11/25 INR 84.00 USD 169,180 (70,197)
EUR Currency .............. Royal Bank of Canada — 03/06/25 USD 1.02 EUR 184,250 (1,470,962)
EUR Currency .............. Barclays Bank plc — 03/13/25 JPY 154.00 EUR 118,840 (638,063)
USD Currency .............. Bank of America NA — 03/17/25 ZAR 17.20 USD 84,019 (82,895)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency .............. Deutsche Bank AG — 03/20/25 USD 1.01 EUR 300,531 $ (1,492,986)
EUR Currency .............. UBS AG — 05/08/25 USD 1.01 EUR 43,834 (410,826)
(5,044,974)
$ (20,787,063)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 % Quarterly Bank of America NA 01/15/25 B+ USD 101.00 USD 24,805 $ (9,146)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 01/24/25 3 .15 % USD 299,909 $ (3,253)
1-Year Interest Rate Swap
(a)
. 3.15% At Termination 1-day SOFR At Termination
Goldman Sachs
International 02/10/25 3 .15 USD 1,413,182 (13,291)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual
Goldman Sachs
International 02/14/25 3 .23 USD 299,521 (59,696)
5-Year Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual Deutsche Bank AG 02/20/25 2 .70 USD 509,871 (15,218)
5-Year Interest Rate Swap
(a)
. 1.96% Annual 6-mo. EURIBOR Semi-Annual Barclays Bank plc 03/12/25 1 .96 EUR 59,249 (120,288)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Citibank NA 04/22/25 2 .70 USD 100,514 (67,487)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 04/23/25 2 .70 USD 80,688 (55,524)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Deutsche Bank AG 04/25/25 2 .70 USD 80,835 (58,401)
3-Year Interest Rate Swap
(a)
. 3.15% Quarterly 3-mo. BBR Quarterly BNP Paribas SA 05/05/25 3 .15 AUD 334,000 (206,815)
5-Year Interest Rate Swap
(a)
. 2.91% Annual 1-day SONIA Annual
Morgan Stanley & Co.
International plc 07/11/25 2 .91 GBP 97,349 (204,852)
5-Year Interest Rate Swap
(a)
. 3.31% Annual 1-day SONIA Annual
Morgan Stanley & Co.
International plc 07/11/25 3 .31 GBP 97,349 (452,491)
10-Year Interest Rate Swap
(a)
3.69% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 83,346 (2,316,569)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 166,142 (4,715,936)
(8,289,821)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.70% Annual
Goldman Sachs
International 01/02/25 3 .70 USD 242,395 (7,369,691)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Annual
Goldman Sachs
International 01/10/25 4 .07 USD 795,890 (1,039,800)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual
JPMorgan Chase
Bank NA 01/16/25 4 .00 GBP 299,226 (1,643,063)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 01/17/25 4 .30 USD 499,170 (132,758)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual Deutsche Bank AG 01/20/25 4 .00 GBP 242,415 (1,434,250)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.30% At Termination
Morgan Stanley & Co.
International plc 02/12/25 4 .30 % GBP 820,852 $ (1,520,590)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.59% At Termination
Morgan Stanley & Co.
International plc 02/12/25 4 .59 GBP 820,852 (308,850)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.23% Annual
Goldman Sachs
International 02/14/25 3 .23 USD 299,521 (10,891,533)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 02/20/25 3 .90 USD 127,468 (1,325,499)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.30% At Termination
Morgan Stanley & Co.
International plc 02/20/25 4 .30 GBP 535,380 (1,020,524)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.58% At Termination
Morgan Stanley & Co.
International plc 02/20/25 4 .58 GBP 535,380 (250,872)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.16% Annual Barclays Bank plc 03/12/25 2 .16 EUR 59,249 (466,648)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 03/24/25 3 .75 USD 60,587 (1,911,341)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
JPMorgan Chase
Bank NA 03/25/25 3 .75 USD 240,187 (7,593,511)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
JPMorgan Chase
Bank NA 04/22/25 4 .10 GBP 247,417 (2,306,419)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Citibank NA 04/22/25 4 .15 USD 34,979 (682,107)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 04/23/25 4 .15 USD 20,172 (396,168)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 04/25/25 4 .15 USD 20,209 (402,112)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 483,699 (737,884)
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 4.10% Quarterly
JPMorgan Chase
Bank NA 06/18/25 4 .10 AUD 331,860 (553,000)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual Citibank NA 06/20/25 4 .60 USD 609,512 (983,902)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.42% Annual
Goldman Sachs
International 09/16/25 3 .42 USD 2,475,200 (34,518,917)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.44% Annual
Goldman Sachs
International 09/23/25 3 .44 USD 1,484,660 (20,326,284)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Annual
Goldman Sachs
International 10/16/25 3 .96 USD 618,950 (11,029,812)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.69% Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 83,346 (4,870,038)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 166,142 (9,588,798)
(123,304,371)
$ (131,594,192)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5 .00 % Quarterly 12/20/27 USD 43,862 $ (3,375,550) $ — $ (3,375,550)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 58,347 (1,151,106) — (1,151,106)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 124,854 (2,845,258) (2,622,403) (222,855)
iTraxx Asia ex-Japan Investment Grade Index
Series 42.V1 ..................... 1 .00 Quarterly 12/20/29 USD 1,621 (14,391) (19,821) 5,430
iTraxx Europe Crossover Index Series 42.V1 . 5 .00 Quarterly 12/20/29 EUR 196,313 (16,295,515) (16,351,488) 55,973
iTraxx Europe Main Index Series 42.V1 ..... 1 .00 Quarterly 12/20/29 EUR 800,791 (16,720,277) (17,563,938) 843,661
iTraxx Europe Senior Financials Index Series
42.V1 ......................... 1 .00 Quarterly 12/20/29 EUR 123,968 (2,213,166) (2,202,513) (10,653)
Lennar Corp. ....................... 5 .00 Quarterly 12/20/29 USD 121,312 (22,689,287) (23,312,533) 623,246

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Emerging Markets
Index Series 42.V1 ................ 1 .00 % Quarterly 12/20/29 USD 3,969 $ 123,037 $ 102,745 $ 20,292
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 1,702,380 (38,565,793) (37,753,694) (812,099)
PulteGroup, Inc. .................... 5 .00 Quarterly 12/20/29 USD 66,471 (12,436,865) (12,771,839) 334,974
$ (116,184,171) $ (112,495,484) $ (3,688,687)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 B+ USD 67,169 $ 5,437,076 $ — $ 5,437,076
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 Quarterly 12/20/29 B+ USD 114,425 8,996,675 9,216,128 (219,453)
$ 14,433,751 $ 9,216,128 $ 5,217,623
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.35% At Termination 1-day TONAR At Termination N/A 01/24/25 JPY 630,101,000 $ (387,491) $ — $ (387,491)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (39,857) — (39,857)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (121,452) — (121,452)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (55,844) — (55,844)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (25,211,399) — (25,211,399)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (24,217,676) — (24,217,676)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 8,769,309 — 8,769,309
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (20,986,136) — (20,986,136)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 2,552,060 (3,915,277) — (3,915,277)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 9,759,402 — 9,759,402
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 2,995,161 — 2,995,161
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 3,383,875 — 3,383,875
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (4,370,048) — (4,370,048)
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 510,897 — 510,897
28-day MXIBTIIE Monthly 10.14% Monthly N/A 10/17/25 MXN 131,091 14,574 — 14,574
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (1,115,876) — (1,115,876)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (2,056,983) — (2,056,983)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (447,920) — (447,920)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 (1,829,953) — (1,829,953)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 (706,843) — (706,843)
0.30% Annual 1-day TONAR Annual N/A 11/16/25 JPY 3,979,540 37,296 — 37,296
0.31% Annual 1-day TONAR Annual N/A 11/16/25 JPY 15,637,960 138,664 — 138,664
0.25% Annual 1-day TONAR Annual N/A 11/22/25 JPY 26,887,250 362,900 — 362,900
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (842,827) — (842,827)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (1,088,370) — (1,088,370)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (697,871) — (697,871)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.23% Annual 1-day TONAR Annual N/A 12/15/25 JPY 46,359,000 $ 746,525 $ — $ 746,525
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (2,385,865) — (2,385,865)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (2,291,961) — (2,291,961)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 243,632 — 243,632
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (9,343,034) — (9,343,034)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 3,103,106 — 3,103,106
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 775,399 — 775,399
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 850,840 — 850,840
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 698,083 — 698,083
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 701,865 — 701,865
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 4,618,442 — 4,618,442
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 608,658 (204,717) — (204,717)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (2,016,708) — (2,016,708)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (4,353,342) — (4,353,342)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (7,694,510) — (7,694,510)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (4,244,219) — (4,244,219)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 (2,383,446) — (2,383,446)
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 (552,341) — (552,341)
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 (4,586,620) — (4,586,620)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 (2,448,555) — (2,448,555)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 2,065,652 (820,725) — (820,725)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 194,539 — 194,539
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 13,419,850 252,770 13,167,080
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 815,915 (265,001) — (265,001)
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,910 146,238 — 146,238
0.29% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,900 158,945 — 158,945
0.36% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,413,272 191,239 — 191,239
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,797,488 219,412 — 219,412
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 19,207,870 431,365 — 431,365
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,402,940 147,627 — 147,627
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 113,046 — 113,046
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 471,596 — 471,596
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 539,069 — 539,069
5.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 322,156 38,554 — 38,554
5.24% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 536,927 (76,867) — (76,867)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 329,706 59,106 — 59,106
0.64% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 88,183 — 88,183
0.65% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 74,372 — 74,372
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 663,590 — 663,590
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 1,648,904 — 1,648,904
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 (2,278,705) — (2,278,705)
0.59% At Termination 1-day TONAR At Termination 10/28/25
(a)
10/28/26 JPY 42,890,000 420,794 — 420,794
0.61% At Termination 1-day TONAR At Termination 11/04/25
(a)
11/04/26 JPY 22,081,000 203,331 — 203,331
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 430,476 24,992 — 24,992
1.71% Annual 1-day ESTR Annual 03/10/25
(a)
12/10/26 EUR 158,280 556,565 — 556,565
1.87% Annual 1-day ESTR Annual 03/10/25
(a)
12/10/26 EUR 160,060 94,439 — 94,439
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 (5,107,984) — (5,107,984)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 (2,190,664) — (2,190,664)
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 41,120 (276,208) 13,604 (289,812)
1-day TONAR Annual 0.70% Annual 03/19/25
(a)
03/19/27 JPY 56,038,000 58,948 — 58,948
3.12% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/27 USD 29,318 511,601 — 511,601
1.59% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/27 CNY 208,718 (137,074) — (137,074)
1.44% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/27 CNY 7,146 (1,844) — (1,844)
3.61% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/27 NZD 863 (3,056) — (3,056)
3.78% Quarterly 3-mo. BBR Quarterly 03/19/25
(a)
03/19/27 AUD 23,097 (4,736) — (4,736)
3.34% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/27 NZD 22,836 (15,870) — (15,870)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.47% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/27 HKD 115,866 $ 70,079 $ — $ 70,079
7.25% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/27 ZAR 384,590 31,451 — 31,451
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 22,824,195 148,086 — 148,086
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 590,948 885,443 — 885,443
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 590,948 1,438,247 — 1,438,247
0.67% Annual 1-day TONAR Annual 09/22/25
(a)
09/22/27 JPY 6,007,000 81,454 — 81,454
0.71% Annual 1-day TONAR Annual 09/29/25
(a)
09/29/27 JPY 21,524,000 208,540 — 208,540
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 (1,940,749) — (1,940,749)
1-day SONIA At Termination 4.11% At Termination 10/13/26
(a)
10/13/27 GBP 98,050 169,714 (11,230) 180,944
1-day SONIA At Termination 4.39% At Termination 10/20/26
(a)
10/20/27 GBP 29,700 144,976 (68) 145,044
1-day SONIA At Termination 4.40% At Termination 10/20/26
(a)
10/20/27 GBP 29,710 147,679 39 147,640
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 (1,856,919) — (1,856,919)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 759,226 — 759,226
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 (139,912) — (139,912)
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 (85,602) — (85,602)
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 (44,481) — (44,481)
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 538,396 — 538,396
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 (1,009,740) — (1,009,740)
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 (699,352) — (699,352)
1-day SONIA At Termination 3.86% At Termination 11/27/26
(a)
11/27/27 GBP 112,750 (104,616) 13,167 (117,783)
1-day SONIA At Termination 3.70% At Termination 12/01/26
(a)
12/01/27 GBP 120,710 (318,488) 14,642 (333,130)
0.85% At Termination 1-day TONAR At Termination 12/01/26
(a)
12/01/27 JPY 21,828,000 (13,809) — (13,809)
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 (5,133,501) — (5,133,501)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (836,910) 2,990 (839,900)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 (32,797) — (32,797)
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 5,001,312 — 5,001,312
1-day SONIA At Termination 3.33% At Termination 02/02/27
(a)
02/02/28 GBP 323,570 (2,111,791) (37,360) (2,074,431)
1-day SONIA At Termination 3.32% At Termination 02/05/27
(a)
02/05/28 GBP 166,200 (1,106,118) (248,749) (857,369)
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 (1,190,224) — (1,190,224)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 6,688,092 — 6,688,092
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (2,827,509) — (2,827,509)
6-mo. PRIBOR Semi-Annual 3.59% Annual 03/19/25
(a)
03/19/28 CZK 783,572 (14,239) — (14,239)
6-mo. PRIBOR Semi-Annual 3.62% Annual 03/19/25
(a)
03/19/28 CZK 919,845 16,643 — 16,643
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (411,598) — (411,598)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 3,479,153 — 3,479,153
0.81% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 8,586,000 38,484 — 38,484
0.82% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 150,099,000 485,836 — 485,836
0.60% Annual 1-day TONAR Annual 08/12/26
(a)
08/12/28 JPY 23,290,095 733,359 — 733,359
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (2,944,435) — (2,944,435)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (859,624) — (859,624)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (4,703,813) — (4,703,813)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (4,900,998) — (4,900,998)
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 627,247 — 627,247
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 2,965,519 — 2,965,519
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 25,420 — 25,420
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 41,614 — 41,614
1-day SONIA At Termination 3.47% At Termination 12/06/27
(a)
12/06/28 GBP 67,940 (286,635) (17,400) (269,235)
8.67% Monthly 1-day MXIBTIIE Monthly N/A 12/06/28 MXN 597,869 484,917 — 484,917
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (5,622,893) — (5,622,893)
1-day SOFR Annual 3.21% Annual 02/04/27
(a)
02/04/29 USD 185,030 (2,597,274) — (2,597,274)
1-day SOFR Annual 3.35% Annual 02/04/27
(a)
02/04/29 USD 24,530 (285,221) — (285,221)
1-day SOFR Annual 3.37% Annual 02/04/27
(a)
02/04/29 USD 397,310 (4,490,418) — (4,490,418)
1-day SONIA At Termination 3.31% At Termination 02/07/28
(a)
02/07/29 GBP 84,960 (497,276) (108,859) (388,417)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 11,438,952 366,389 11,072,563
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 13,572,852 — 13,572,852
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 1,345,360 — 1,345,360
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 1,352,093 — 1,352,093
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 6,525,000 36,238 — 36,238
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 7,975,000 181,872 — 181,872
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 (15,311,863) — (15,311,863)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 $ (4,452,934) $ — $ (4,452,934)
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 (2,629,189) — (2,629,189)
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 (5,130,276) — (5,130,276)
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 (2,515,616) — (2,515,616)
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 15,031,687 — 15,031,687
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 (4,823,858) — (4,823,858)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 10,583,429 — 10,583,429
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 271,832 — 271,832
3.61% Annual 1-day SONIA Annual N/A 09/26/29 GBP 11,320 316,351 7,826 308,525
6-mo. EURIBOR Semi-Annual 2.29% Annual N/A 09/30/29 EUR 14,260 (14,729) 21,811 (36,540)
3.63% Annual 1-day SONIA Annual N/A 10/01/29 GBP 11,575 310,092 (24,749) 334,841
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 10/03/29 EUR 14,895 (62,108) 33,147 (95,255)
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 (4,761,488) — (4,761,488)
1-day SOFR Annual 3.62% Annual 11/01/27
(a)
11/01/29 USD 81,340 (539,293) (1,195) (538,098)
3-mo. BBR Quarterly 4.17% Quarterly 11/01/27
(a)
11/01/29 AUD 225,780 549,140 — 549,140
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 8,513,042 (2,408,846) — (2,408,846)
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 (37,651) — (37,651)
4.05% Annual 1-day SONIA Annual N/A 11/20/29 GBP 26,680 32,715 8,855 23,860
6-mo. EURIBOR Semi-Annual 2.24% Annual N/A 11/22/29 EUR 29,485 (30,469) (66,368) 35,899
1-day SONIA Annual 3.83% Annual N/A 12/10/29 GBP 24,490 (311,888) (1,216) (310,672)
1.87% Annual 1-day ESTR Annual N/A 12/12/29 EUR 28,290 273,923 (2,200) 276,123
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 528,105 224,459 — 224,459
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 8,000,000 (395,915) — (395,915)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 8,000,000 (368,544) — (368,544)
6-mo. WIBOR Semi-Annual 4.88% Annual 03/19/25
(a)
03/19/30 PLN 104,862 (90,563) — (90,563)
6-mo. WIBOR Semi-Annual 4.94% Annual 03/19/25
(a)
03/19/30 PLN 174,771 (48,606) — (48,606)
0.82% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/30 JPY 36,160,000 (7,011) — (7,011)
0.65% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/30 JPY 2,173,795 113,160 — 113,160
1.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 8,662 (9,225) — (9,225)
1.75% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 313,058 (752,670) — (752,670)
3.51% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/30 NZD 24,305 (6,658) — (6,658)
3.63% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/30 NZD 1,269 (4,293) — (4,293)
4.02% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 9,329 2,816 — 2,816
3.73% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 23,571 196,473 — 196,473
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 66,106 — 66,106
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 24,730,722 — 24,730,722
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 (3,436,369) — (3,436,369)
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 (4,247,573) — (4,247,573)
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 (14,271,649) — (14,271,649)
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 5,525,685 — 5,525,685
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 5,757,066 — 5,757,066
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (9,383,363) — (9,383,363)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (4,691,017) — (4,691,017)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (17,512,103) — (17,512,103)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (20,367,749) — (20,367,749)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (19,644,788) — (19,644,788)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (32,003,098) — (32,003,098)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (14,147,676) — (14,147,676)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 481,392 — 481,392
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (10,174,160) — (10,174,160)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 (6,886,145) — (6,886,145)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 8,144,227 — 8,144,227
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 (2,930,762) — (2,930,762)
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (15,113,496) — (15,113,496)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (6,000,042) — (6,000,042)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 (3,367,972) — (3,367,972)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 $ (956,041) $ — $ (956,041)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 4,198,022 313,857 — 313,857
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 4,198,022 348,493 — 348,493
1-day SONIA Annual 3.53% Annual 08/28/29
(a)
08/28/34 GBP 20,520 (506,228) (87,199) (419,029)
1-day SONIA Annual 3.62% Annual 08/29/29
(a)
08/29/34 GBP 80,140 (1,658,017) (29,525) (1,628,492)
1-day SONIA Annual 3.44% Annual 09/17/29
(a)
09/17/34 GBP 72,060 (2,107,692) — (2,107,692)
1-day SONIA Annual 3.42% Annual 09/18/29
(a)
09/18/34 GBP 18,720 (563,099) (37,642) (525,457)
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 9,140,140 — 9,140,140
3.38% Annual 1-day SOFR Annual N/A 10/09/34 USD 140,367 8,216,325 — 8,216,325
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (5,963,713) — (5,963,713)
6-mo. EURIBOR Semi-Annual 2.09% Annual N/A 12/06/34 EUR 5,940 (147,384) (12,274) (135,110)
6-mo. EURIBOR Semi-Annual 2.19% Annual N/A 12/17/34 EUR 6,040 (95,648) (32,427) (63,221)
1-day
REPO_CORRA Semi-Annual 2.91% Semi-Annual N/A 12/18/34 CAD 6,776 (16,432) — (16,432)
6-mo. BBR Semi-Annual 4.64% Semi-Annual 12/19/29
(a)
12/19/34 AUD 169,960 (216,351) — (216,351)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 (10,228,418) — (10,228,418)
1-day TONAR Annual 1.07% Annual 03/19/25
(a)
03/19/35 JPY 6,968,000 (20,227) — (20,227)
1.07% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/35 JPY 1,960,231 8,487 — 8,487
0.97% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/35 JPY 349,482 21,473 — 21,473
0.93% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/35 JPY 4,425,427 385,569 — 385,569
4.00% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/35 NZD 1,928 (6,112) — (6,112)
3.85% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/35 NZD 23,798 92,737 — 92,737
4.64% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/35 AUD 34,788 (529,567) — (529,567)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 4,579,372 — 4,579,372
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 821,545 — 821,545
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 949,284 — 949,284
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 921,824 — 921,824
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 961,379 — 961,379
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,675,558 (38,921) 4,714,479
1-day TONAR Annual 1.97% Annual 08/02/34
(a)
08/02/44 JPY 2,049,000 (267,294) — (267,294)
1-day TONAR Annual 1.99% Annual 08/02/34
(a)
08/02/44 JPY 35,827,000 (4,286,828) — (4,286,828)
1-day TONAR Annual 1.97% Annual 08/09/34
(a)
08/09/44 JPY 5,126,760 (673,051) — (673,051)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 09/12/44 EUR 15,970 175,584 — 175,584
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 09/13/44 EUR 16,020 106,396 31,554
74,842
6-mo. EURIBOR Semi-Annual 2.41% Annual N/A 10/07/44 EUR 57,780 224,521 (301,630) 526,151
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 13,400,525 (824,410) 14,224,935
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 23,873,688 (1,477,126) 25,350,814
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 14,060,451 (749,192) 14,809,643
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 8,013,272 (429,656) 8,442,928
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 8,271,194 (443,465) 8,714,659
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,336,858 (758,941) 4,095,799
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 12,988,792 (3,123,475) 16,112,267
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 4,034,367 (975,199) 5,009,566
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 33,734,055 (7,843,724) 41,577,779
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 673,887 — 673,887
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 5,265,325 — 5,265,325
3.28% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 29,960 1,639,480 — 1,639,480
3.35% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 11,390 540,558 — 540,558
3.36% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 65,260 3,057,004 — 3,057,004
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 11,797 (916,407) — (916,407)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 11,797 (958,838) — (958,838)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 5,948 (493,514) — (493,514)
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (2,794,959) — (2,794,959)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (2,787,670) — (2,787,670)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 2,498 (179,129) — (179,129)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 9,667 (898,357) (19,609) (878,748)
1-day SONIA Annual 3.78% Annual N/A 09/26/54 GBP 2,960 (286,484) (13,009) (273,475)
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 09/30/54 EUR 3,040 (102,522) (19,636) (82,886)
1-day SONIA Annual 3.80% Annual N/A 10/01/54 GBP 3,170 (292,572) 48,604 (341,176)
2.27% Annual 6-mo. EURIBOR Semi-Annual N/A 10/03/54 EUR 2,940 (63,370) (44,781) (18,589)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.59% Annual 1-day SOFR Annual 10/31/34
(a)
10/31/54 USD 14,190 $ 297,346 $ 5,772 $ 291,574
1.58% Annual 6-mo. EURIBOR Semi-Annual 11/07/44
(a)
11/07/54 EUR 3,261 2,525 — 2,525
1.59% Annual 6-mo. EURIBOR Semi-Annual 11/07/44
(a)
11/07/54 EUR 3,058 (163) — (163)
1-day SONIA Annual 4.09% Annual N/A 11/20/54 GBP 6,600 (200,971) (6,318) (194,653)
2.07% Annual 6-mo. EURIBOR Semi-Annual N/A 11/22/54 EUR 5,670 116,719 53,275 63,444
1.89% Annual 6-mo. EURIBOR Semi-Annual N/A 12/06/54 EUR 2,330 140,738 14,869 125,869
2.02% Annual 6-mo. EURIBOR Semi-Annual N/A 12/17/54 EUR 2,400 77,117 18,395 58,722
2.94% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 12/18/54 CAD 2,987 27,728 — 27,728
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 09/12/64 EUR 9,230 (228,755) — (228,755)
1.93% Annual 6-mo. EURIBOR Semi-Annual N/A 09/13/74 EUR 7,780 (144,382) (11,652) (132,730)
1.96% Annual 6-mo. EURIBOR Semi-Annual N/A 10/07/74 EUR 26,770 (800,526) 252,533 (1,053,059)
$ (107,695,216) $ (16,638,963) $ (91,056,253)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.96% At Termination 11/15/25 EUR 57,053 $ 19,409 $ — $ 19,409
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.97% At Termination 11/15/25 EUR 142,630 68,812 13,660 55,152
1.84% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/26 EUR 55,457 (8,731) — (8,731)
1.85% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/26 EUR 138,640 (41,549) (14,396) (27,153)
1.82% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/29 EUR 8,160 (8,343) 1,033 (9,376)
UK Retail Price Index All
Items Monthly At Termination 3.69% At Termination 09/15/29 GBP 25,630 (189,669) — (189,669)
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/29 EUR 48,680 (366,746) 95,353 (462,099)
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/03/29 USD 36,670 12,813 — 12,813
UK Retail Price Index All
Items Monthly At Termination 3.73% At Termination 12/15/29 GBP 41,490 (266,032) 16,782 (282,814)
2.40% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/23/29 USD 18,360 44,831 — 44,831
2.41% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/23/29 USD 18,360 34,500 — 34,500
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 1,200,666 — 1,200,666
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/34 EUR 27,230 (480,478) (180,993) (299,485)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.08% At Termination 10/15/34 EUR 27,060 $ 650,662 $ 257,841 $ 392,821
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 12/15/34 GBP 43,230 340,499 25,371 315,128
$ 1,010,644 $ 214,651 $ 795,993
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5 .00 % Quarterly Citibank NA 06/20/25 USD 1,320 $ (30,800) $ (13,260) $ (17,540)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 880 (20,534) (8,841) (11,693)
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 2,934 878,608 429,932 448,676
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 1,763 527,943 280,470 247,473
Ardagh Packaging Finance plc . 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 2,650 793,562 229,320 564,242
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (85,562) 50,643 (136,205)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (1,923) 22,637 (24,560)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 1,625 1,832 66,372 (64,540)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (5,258) 11,959 (17,217)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (4,463) 7,725 (12,188)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (11,655) 7,969 (19,624)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (11,655) 8,568 (20,223)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (15,471) 20,820 (36,291)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 2,651 (78,586) 51,653 (130,239)
Grifols SA ............... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,800 (58,429) (17,239) (41,190)
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,768 (89,851) (6,746) (83,105)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 830 27,210 43,857 (16,647)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 40,488 84,600 (44,112)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (51,963) 24,710 (76,673)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (165,515) (76,304) (89,211)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 (52,468) 264,917 (317,385)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 1,620 49,606 256,991 (207,385)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 31,540 158,999 (127,459)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 650 19,904 105,612 (85,708)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 980 30,009 163,879 (133,870)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,215 37,205 268,302 (231,097)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 31,540 159,088 (127,548)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 84,514 577,495 (492,981)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (141,418) 69,239 (210,657)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (88,799) 43,559 (132,358)
UniCredit SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 16 (142) 747 (889)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 (47,642) 228,693 (276,335)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 1,050 71,372 72,753 (1,381)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 118,954 121,688 (2,734)
Caterpillar, Inc. ........... 1 .00 Quarterly Citibank NA 06/20/28 USD 11,800 (294,617) (207,231) (87,386)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (48,134) 155,844 (203,978)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (42,972) 131,951 (174,923)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (128,915) 395,853 (524,768)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (220,021) 1,039,615 (1,259,636)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 (52,931) 169,229 (222,160)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 (55,674) 177,999 (233,673)
UBS Group AG ........... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (82,434) 129,876 (212,310)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (30,651) 59,203 (89,854)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (72,296) 150,613 (222,909)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (594,655) 740,345 (1,335,000)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 $ (69,583) $ 129,068 $ (198,651)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (62,454) (68,017) 5,563
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 (223,206) 128,246 (351,452)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 9,888 245,222 (235,334)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 410 54,701 39,484 15,217
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 810 108,068 78,004 30,064
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 2,693 187,732 (185,039)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 4,175 (662,295) (473,120) (189,175)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (331,544) (209,330) (122,214)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 2,855 (499,141) (236,985) (262,156)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 3,007 (525,715) (193,031) (332,684)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 2,715 (247,253) (215,059) (32,194)
Xerox Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/29 USD 790 126,349 84,620 41,729
ArcelorMittal SA ........... 5 .00 Quarterly Goldman Sachs International 12/20/29 EUR 16,800 (3,015,677) (2,831,210) (184,467)
AT&T, Inc. ............... 1 .00 Quarterly BNP Paribas SA 12/20/29 USD 35,730 (600,821) (545,791) (55,030)
Commerzbank AG ......... 1 .00 Quarterly Citibank NA 12/20/29 EUR 9,060 159,027 294,624 (135,597)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 28,860 (142,472) 148,928 (291,400)
DR Horton, Inc. ........... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 97,176 (2,162,341) (2,059,030) (103,311)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,040 (143,127) (60,225) (82,902)
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 12/20/29 USD 84,050 (2,409,818) (2,276,455) (133,363)
Grifols SA ............... 5 .00 Quarterly BNP Paribas SA 12/20/29 EUR 4,878 (29,586) (140,438) 110,852
HSBC Holdings plc ........ 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 25,410 (606,310) (550,610) (55,700)
Intel Corp. .............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 40,072 (219,393) (484,925) 265,532
Intel Corp. .............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 8,357 (45,754) (101,131) 55,377
Kingdom of Saudi Arabia ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/29 USD 2,058 (33,162) (33,562) 400
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 6,255 110,924 156,589 (45,665)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 12/20/29 USD 51,443 522,175 1,203,214 (681,039)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 12/20/29 USD 99,220 1,007,138 1,727,759 (720,621)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 12/20/29 USD 17,140 173,981 362,829 (188,848)
Republic of Colombia ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 36,106 1,768,794 1,738,955 29,839
Republic of Korea ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 3,780 (106,343) (113,320) 6,977
Republic of Panama ........ 1 .00 Quarterly Citibank NA 12/20/29 USD 11,805 562,000 366,129 195,871
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 3,448 234,367 272,628 (38,261)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 38,161 2,593,663 3,017,090 (423,427)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 2,685 182,490 186,184 (3,694)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 12,900 (126,878) (17,191) (109,687)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/29 EUR 6,618 (943,818) (862,941) (80,877)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 2,909 111,970 142,242 (30,272)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 12/20/29 USD 151,169 (1,400,704) (1,966,528) 565,824
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 8,540 98,818 223,855 (125,037)
United Group BV .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 2,931 (202,598) (197,332) (5,266)
United Mexican States ...... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 2,227 38,604 22,560 16,044
Verisure Midholding AB ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,051 (282,588) (217,303) (65,285)
Volvo Car AB ............ 5 .00 Quarterly Barclays Bank plc 12/20/29 EUR 11,431 (1,485,772) (1,505,949) 20,177
Ziggo Bond Co. BV ........ 5 .00 Quarterly BNP Paribas SA 12/20/29 EUR 5,894 (413,567) (377,914) (35,653)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,934 (4,326) 84,175 (88,501)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,073 (5,037) 81,805 (86,842)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 (9) 151 (160)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 772,504 144,952 627,552
CMBX.NA.9.BBB- ......... 3 .00 Monthly Goldman Sachs International 09/17/58 USD 1,456 230,958 101,151 129,807
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 265,538 81,455 184,083
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 225,406 69,144 156,262
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 19 (2) (8,951) 8,949
$ – $ – $ –
$ (7,482,385) $ 2,226,551 $ (9,708,936)
$ – $ – $ –

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AXA SA ............ 1 .00 % Quarterly BNP Paribas SA 06/20/25 A+ EUR 13,000 $ 59,749 $ 50,458 $ 9,291
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,400 57,566 36,731 20,835
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,200 52,769 38,412 14,357
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,850 68,360 48,387 19,973
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 1,033 24,785 18,123 6,662
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,790 80,516 93,680 (13,164)
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 139,987 112,108 27,879
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 83,992 67,297 16,695
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 83,991 67,867 16,124
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 134,877 103,279 31,598
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 980 39,812 36,886 2,926
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 4,408 196,158 75,452 120,706
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 806 14,098 (19,163) 33,261
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 20,401 10,210 10,191
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 410 26,982 30,866 (3,884)
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 11,118 1,728 9,390
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 396,543 42,930 353,613
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 148,380 (25,983) 174,363
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 16,383 2,954 13,429
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 57,913 10,673 47,240
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 2,104 211,758 115,256 96,502
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 61,610 11,354 50,256
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 432,261 538,357 (106,096)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 631 32,921 (82,585) 115,506
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 3,750 195,779 (473,034) 668,813
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,309 68,340 (165,121) 233,461
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,065 55,621 (134,388) 190,009
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 379 19,788 (47,811) 67,599
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 309 16,139 (40,142) 56,281
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 1,088 56,809 (141,297) 198,106
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 647 33,776 (84,042) 117,818
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 225 11,749 (29,183) 40,932
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 469 24,489 (60,825) 85,314
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 32,767 (5,801) 38,568
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 110,144 143,651 (33,507)
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 356,414 (47,737) 404,151
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 5,589 (109,229) (354,640) 245,411
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC+ EUR 806 62,645 (17,450) 80,095
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 19,412 334,297 252,553 81,744
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 3,625 62,427 52,228 10,199
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 6,878 118,447 86,961 31,486

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1 .00 % Quarterly Bank of America NA 06/20/29 BBB USD 3,625 $ 62,427 $ 52,076 $ 10,351
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 5,236 90,170 68,121 22,049
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 19,573 571,272 388,529 182,743
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 10,925 318,865 217,410 101,455
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 10,926 318,895 217,430 101,465
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 41,240 778,164 635,266 142,898
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 539,064 496,161 42,903
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 898,457 836,667 61,790
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 598,993 567,194 31,799
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,259,810 1,193,550 66,260
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,418,744 1,336,250 82,494
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 539,064 499,356 39,708
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 507,985 476,922 31,063
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB EUR 2,935 198,095 307,131 (109,036)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 67,886 61,177 6,709
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 19,413 214,428 167,621 46,807
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 67,886 43,332 24,554
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,098 45,265 33,824 11,441
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,062 44,867 37,087 7,780
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 6,502 71,819 59,364 12,455
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 4,399 48,590 27,940 20,650
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 526 (146,409) (115,669) (30,740)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 789 (219,614) (201,183) (18,431)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,738 234,101 204,588 29,513
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,433 168,187 140,957 27,230
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 5,003,431 4,293,221 710,210
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 14,182 255,878 261,575 (5,697)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 71,764 1,294,797 1,293,300 1,497
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 13,227 238,647 239,068 (421)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 21,677 391,106 391,772 (666)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 28,390 512,225 471,945 40,280
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 82,029 1,480,002 1,392,958 87,044
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 3,975 225,115 122,310 102,805
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB+ USD 1,975 320,315 261,819 58,496
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB+ USD 1,335 216,516 193,590 22,926
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,737 237,195 195,112 42,083
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 21,396 432,395 346,984 85,411
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,381 169,373 123,161 46,212
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 6,915 44,444 (60,741) 105,185
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 6,915 44,444 (81,629) 126,073
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 12/20/29 BBB USD 6,915 116,280 123,357 (7,077)
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 11,200 (42,152) (116,532) 74,380

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Broadcom, Inc. ....... 1 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 4,940 $ 151,189 $ 126,399 $ 24,790
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 1,480 194,124 153,882 40,242
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 1,480 194,124 157,784 36,340
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 3,460 453,831 343,763 110,068
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,480 194,124 197,502 (3,378)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,480 194,124 159,498 34,626
Devon Energy Corp. .... 1 .00 Quarterly Citibank NA 12/20/29 BBB USD 8,365 20,660 26,008 (5,348)
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 B EUR 2,950 (463,898) (151,335) (312,563)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 10,729 1,641,263 1,660,226 (18,963)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 29,343 4,488,728 4,281,761 206,967
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 1,122,220 1,058,366 63,854
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 1,122,220 1,126,238 (4,018)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 1,122,220 1,126,723 (4,503)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 14,671 2,244,288 2,238,758 5,530
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 1,468 89,015 105,350 (16,335)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 18,339 3,224,021 3,169,306 54,715
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,289,679 1,265,098 24,581
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 15,224 2,676,400 2,669,975 6,425
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,289,679 1,263,475 26,204
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 11,003 1,934,342 1,926,990 7,352
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,289,679 1,274,344 15,335
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,289,679 1,265,098 24,581
iTraxx Europe Crossover
Index Series 42 20-35% 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,702 1,136,104 1,120,768 15,336
iTraxx Europe Crossover
Index Series 42 35-100% 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 42,497 8,511,132 8,641,037 (129,905)
Markit CDX North American
High Yield Index Series
43 15-25% ........ 5 .00 Quarterly Bank of America NA 12/20/29 B+ USD 9,880 511,238 619,603 (108,365)
Oracle Corp. ......... 1 .00 Quarterly Barclays Bank plc 12/20/29 BBB USD 8,300 230,505 245,588 (15,083)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B USD 1,250 (137,280) (119,439) (17,841)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B USD 1,480 (162,540) (133,730) (28,810)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B USD 1,975 (216,903) (229,537) 12,634
Republic of Chile ...... 1 .00 Quarterly Barclays Bank plc 12/20/29 A USD 2,197 35,572 44,545 (8,973)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 785 (78,322) (54,265) (24,057)
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 6,435 (642,040) (444,421) (197,619)
SES SA ............ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 17,865 (1,782,447) (1,449,848) (332,599)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 2,470 305,237 288,797 16,440
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 1,480 182,895 190,696 (7,801)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sirius XM Radio LLC ... 5 .00 % Quarterly Barclays Bank plc 12/20/29 BB+ USD 1,480 $ 182,895 $ 177,241 $ 5,654
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B- USD 1,480 237,852 236,387 1,465
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 4,670 (11,168) (30,558) 19,390
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 1,975 342,599 311,485 31,114
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,250 216,835 210,803 6,032
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,335 231,579 212,937 18,642
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 342,599 318,448 24,151
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,335 231,579 213,967 17,612
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 342,599 318,448 24,151
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (250,374) (3,377) (246,997)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 774 (122,712) (74,983) (47,729)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (215,730) (272,473) 56,743
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (265,538) — (265,538)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (380,700) 2,225 (382,925)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (259,352) (383,910) 124,558
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (47,324) — (47,324)
$ 57,770,855 $ 52,923,213 $ 4,847,642
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 294,168 $ 1,290,092 $ — $ 1,290,092
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc N/A 01/02/25 BRL 1,321,099 32,929 — 32,929
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc N/A 01/02/25 BRL 283,788 (4,606) — (4,606)
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA N/A 01/02/25 BRL 27,073 113,671 — 113,671
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 154,749 699,881 — 699,881
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/25 BRL 562,555 2,737,166 — 2,737,166
10.02% At Termination 1-day IBR At Termination Barclays Bank plc N/A 03/21/25 COP 46,576,678 48,084 — 48,084
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 187,358,434 115,424 — 115,424
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 104,072,084 64,115 — 64,115
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 125,336,566 99,647 — 99,647

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 69,620,765 $ 55,351 $ — $ 55,351
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA N/A 07/01/25 BRL 355,740 (861,587) — (861,587)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 223,369 (483,763) — (483,763)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 224,458 (486,121) — (486,121)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc N/A 07/01/25 BRL 48,884 (65,533) — (65,533)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA N/A 07/01/25 BRL 208,191 (234,656) — (234,656)
4.84% At Termination 1-day CLICP At Termination
Morgan Stanley & Co.
International plc N/A 10/21/25 CLP 6,066,894 13,749 — 13,749
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 11/05/25 COP 368,616,006 294,161 — 294,161
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 622,649 866,635 — 866,635
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 99,060 (1,097,606) — (1,097,606)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 15,484,512 65,326 — 65,326
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (5,763,569) — (5,763,569)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 5,660,528 — 5,660,528
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 145,950 1,819,613 — 1,819,613
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 257,208 3,107,598 — 3,107,598
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 25,788 261,990 — 261,990
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 190,642 214,550 — 214,550
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 63,025 70,929 — 70,929
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (6,022,078) — (6,022,078)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (5,819,412) — (5,819,412)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (5,278,553) — (5,278,553)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (39,261) — (39,261)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (80,483) — (80,483)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA N/A 01/04/27 BRL 7,029 (58,237) — (58,237)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA N/A 01/04/27 BRL 303,295 (2,313,266) — (2,313,266)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 398,851 (8,008,580) — (8,008,580)
1-day
BZDIOVER At Termination 9.94% At Termination Barclays Bank plc N/A 01/04/27 BRL 82,900 (1,580,916) — (1,580,916)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (5,883,328) — (5,883,328)
3.45% Quarterly 3-mo. KLIBOR Quarterly BNP Paribas SA 03/19/25
(a)
03/19/28 MYR 66,414 8,022 — 8,022
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 553,536 (10,086,958) — (10,086,958)
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc N/A 01/02/29 BRL 150,494 (2,251,526) — (2,251,526)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International N/A 01/02/29 BRL 108,452 $ (1,537,199) $ — $ (1,537,199)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 51,057 (469,339) — (469,339)
1-day CLICP Semi-Annual 4.90% Semi-Annual
Goldman Sachs
International N/A 11/22/29 CLP 7,012,255 (113,644) — (113,644)
1-day CLICP Semi-Annual 4.90% Semi-Annual
Goldman Sachs
International N/A 11/22/29 CLP 10,578,980 (171,447) — (171,447)
1-day CLICP Semi-Annual 4.91% Semi-Annual
Goldman Sachs
International N/A 11/22/29 CLP 6,909,437 (108,880) — (108,880)
1-day CLICP Semi-Annual 4.91% Semi-Annual
Goldman Sachs
International N/A 11/22/29 CLP 10,423,826 (164,260) — (164,260)
1-day CLICP Semi-Annual 4.93% Semi-Annual
Goldman Sachs
International N/A 11/22/29 CLP 3,509,566 (52,158) — (52,158)
1-day CLICP Semi-Annual 4.93% Semi-Annual
Goldman Sachs
International N/A 11/22/29 CLP 5,294,668 (78,687) — (78,687)
$ (41,476,192) $ — $ (41,476,192)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 03/20/25 USD 569 $ 3,256 $ — $ 3,256
1-day SOFR plus 0.30% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/25 USD 3,961 84,677 — 84,677
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70%
At
Termination
Goldman Sachs
International 03/20/25 USD 685 170,248 — 170,248
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70% Quarterly
JPMorgan Chase Bank
NA 03/20/25 USD 1,828 451,135 — 451,135
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/25 USD 19,324 105,053 — 105,053
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 23,066 (556,148) — (556,148)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 6,987 50,507 — 50,507
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 5,193 (74,037) — (74,037)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 2,023 $ 2,928 $ — $ 2,928
0.00% ........... Quarterly
J.P. Morgan UST
10Y Short Variance
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 5,016 (19,879) — (19,879)
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 3,050 (46,853) — (46,853)
$ 170,887 $ — $ 170,887
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
01/12/27 $ (70,289,921) $ (372,104)
(c)
$ (70,475,662) 0 .4%
Monthly Citibank NA
(d)
02/24/28 (72,785,076) (825,005)
(e)
(72,918,460) 0 .4
Monthly
JPMorgan Chase
Bank NA
(f)
03/31/25 (177,327,076) 5,662,937
(g)
(171,121,044) 1 .1
Monthly
Merrill Lynch
International &
Co.
(h)
03/15/28 (202,433,373) 4,216,057
(i)
(197,222,916) 1 .2
$ 8,681,885 $ (511,738,082)
(b) (d) (f)
Range: 0-143 basis points 11-30 basis points 0-900 basis points
Benchmarks: Bank of Canada Overnight Rate Target (CABROVER) AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CAD - Overnight Interbank Rate Overnight
EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON) DKK - Denmark Short-Term Rate
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
HKD - Overnight Index Average (HONIA)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
SEK - TN Stockholm Interbank Offer Rate (STIBOR) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) MXN - Overnight TIIE Funding Rate (TIIEFONDEO)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(h)
Range: 0-621 basis points

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - Overnight TIIE Funding Rate (TIIEFONDEO)
NOK - Norwegian Overnight Weighted Average (NOWA)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1M Johannesburg Interbank Agreed Rate (JIBAR)
(b) Barclays Bank
(c)
Amount includes $(186,363) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(691,621) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(543,095) of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $(994,400) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date January 12, 2027:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
KBC Group NV ........... 21,800 $ 1,683,163 ( 2 .4 ) %
Canada
Fairfax Financial Holdings Ltd. 1,200 1,669,623 ( 2 .4 )
China
Prosus NV , Class N ........ 23,100 917,644 ( 1 .3 )
France
Dassault Aviation SA ....... 4,400 899,078 ( 1 .3 )
Edenred SE ............. 26,300 864,639 ( 1 .2 )
1,763,717
Germany
adidas AG .............. 6,600 1,623,365 ( 2 .3 )
Northern Data AG ......... 120,500 5,578,794 ( 7 .9 )
7,202,159
Hong Kong
Prudential plc ............ 163,900 1,300,715 ( 1 .8 )
Japan
Bandai Namco Holdings, Inc. . 77,100 1,838,468 ( 2 .6 )
Daikin Industries Ltd. ....... 23,700 2,765,338 ( 3 .9 )
GMO Payment Gateway, Inc. . 11,400 574,487 ( 0 .8 )
Hakuhodo DY Holdings, Inc. .. 109,400 828,454 ( 1 .2 )
Kyowa Kirin Co. Ltd. ....... 90,100 1,354,923 ( 1 .9 )
LY Corp. ............... 428,200 1,132,200 ( 1 .6 )
Nomura Holdings, Inc. ...... 194,000 1,125,557 ( 1 .6 )
Shimamura Co. Ltd. ....... 20,300 1,128,894 ( 1 .6 )
Socionext, Inc. ........... 43,000 671,753 ( 1 .0 )
Suzuki Motor Corp. ........ 149,100 1,670,568 ( 2 .4 )
13,090,642
Shares Value
% of Basket
Value
Norway
Telenor ASA ............. 172,400 $ 1,923,495 ( 2 .7 ) %
Sweden
Castellum AB ............ 181,000 1,976,738 ( 2 .8 )
Switzerland
Geberit AG (Registered) ..... 2,900 1,644,660 ( 2 .3 )
United Kingdom
Lloyds Banking Group plc .... 1,720,000 1,174,637 ( 1 .7 )
United States
AMC Networks, Inc. , Class A .. 179,997 1,781,970 ( 2 .5 )
Colgate-Palmolive Co. ...... 18,400 1,672,744 ( 2 .4 )
Consolidated Edison, Inc. .... 28,900 2,578,747 ( 3 .7 )
DuPont de Nemours, Inc. .... 22,200 1,692,750 ( 2 .4 )
Match Group, Inc. ......... 20,000 654,200 ( 0 .9 )
Medtronic plc ............ 27,000 2,156,760 ( 3 .1 )
Netflix, Inc. .............. 1,700 1,515,244 ( 2 .1 )
Omnicom Group, Inc. ....... 18,500 1,591,740 ( 2 .3 )
Principal Financial Group, Inc. . 15,600 1,207,596 ( 1 .7 )
14,851,751
Total Reference Entity — Long ............ 49,198,944
Reference Entity — Short
Common Stocks
Finland
Neste OYJ .............. (96,400) (1,219,964) 1 .7
France
Arkema SA ............. (24,300) (1,849,044) 2 .6
Kering SA .............. (5,200) (1,284,376) 1 .8
Pernod Ricard SA ......... (20,700) (2,338,830) 3 .3
Rexel SA ............... (47,900) (1,219,990) 1 .8
SOITEC ............... (15,900) (1,430,130) 2 .0
(8,122,370)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Germany
Deutsche Telekom AG
(Registered) ........... (48,300) $ (1,447,218) 2 .0%
Infineon Technologies AG .... (33,900) (1,106,555) 1 .6
(2,553,773)
Italy
Telecom Italia SpA ........ (3,315,900) (847,469) 1 .2
Japan
Aeon Co. Ltd. ............ (27,300) (638,913) 0 .9
Central Japan Railway Co. ... (87,600) (1,643,864) 2 .3
Heiwa Corp. ............. (65,500) (1,009,330) 1 .4
Hitachi Construction Machinery
Co. Ltd. .............. (57,300) (1,269,951) 1 .8
Hoshizaki Corp. .......... (32,600) (1,281,802) 1 .8
Invincible Investment Corp. ... (1,900) (796,258) 1 .1
Japan Steel Works Ltd. (The) . (15,500) (561,974) 0 .8
Kobe Bussan Co. Ltd. ...... (29,100) (636,127) 0 .9
Nippon Express Holdings, Inc. . (58,500) (886,981) 1 .3
Nippon Steel Corp. ........ (53,000) (1,065,068) 1 .5
Nissan Motor Co. Ltd. ...... (452,700) (1,372,966) 2 .0
OSG Corp. .............. (90,100) (1,058,179) 1 .5
Otsuka Holdings Co. Ltd. .... (21,900) (1,191,358) 1 .7
PeptiDream, Inc. .......... (46,400) (770,131) 1 .1
Pola Orbis Holdings, Inc. .... (119,000) (1,080,562) 1 .5
SG Holdings Co. Ltd. ....... (143,400) (1,370,776) 1 .9
Shinko Electric Industries Co.
Ltd. ................ (81,600) (2,949,864) 4 .2
Square Enix Holdings Co. Ltd. . (30,300) (1,176,552) 1 .7
Zenkoku Hosho Co. Ltd. ..... (19,300) (678,800) 1 .0
(21,439,456)
Luxembourg
RTL Group SA ........... (6,500) (179,211) 0 .3
Netherlands
BE Semiconductor Industries NV (6,300) (863,530) 1 .2
Nigeria
Airtel Africa plc ........... (1,081,200) (1,531,560) 2 .2
Sweden
Beijer Ref AB , Class B ...... (120,100) (1,772,443) 2 .5
Lifco AB , Class B ......... (54,800) (1,588,339) 2 .2
Volvo Car AB , Class B ...... (288,985) (624,912) 0 .9
(3,985,694)
Switzerland
Bachem Holding AG ....... (13,300) (850,562) 1 .2
Clariant AG (Registered) .... (113,700) (1,269,031) 1 .8
Georg Fischer AG (Registered) (28,400) (2,150,034) 3 .1
Schindler Holding AG ...... (3,700) (1,022,250) 1 .4
Swatch Group AG (The) ..... (4,700) (854,276) 1 .2
(6,146,153)
Taiwan
First Financial Holding Co. Ltd. (1,035,150) (854,760) 1 .2
Formosa Plastics Corp. ..... (174,000) (188,246) 0 .3
Powerchip Semiconductor
Manufacturing Corp. ..... (436,000) (210,975) 0 .3
(1,253,981)
United Kingdom
Coca-Cola Europacific Partners
plc ................. (50,100) (3,848,181) 5 .5
DCC plc ............... (17,300) (1,108,516) 1 .6
DS Smith plc ............ (215,800) (1,459,522) 2 .1
Howden Joinery Group plc ... (159,300) (1,578,119) 2 .2
Shares Value
% of Basket
Value
United Kingdom (continued)
JD Sports Fashion plc ...... (809,100) $ (967,074) 1 .4%
Land Securities Group plc ... (283,200) (2,068,205) 2 .9
Unilever plc ............. (29,900) (1,698,936) 2 .4
(12,728,553)
United States
Align Technology, Inc. ...... (3,400) (708,934) 1 .0
Alliant Energy Corp. ....... (25,700) (1,519,898) 2 .2
AT&T, Inc. .............. (77,900) (1,773,783) 2 .5
Axon Enterprise, Inc. ....... (2,300) (1,366,936) 1 .9
Berkshire Hathaway, Inc. , Class
B .................. (3,600) (1,631,808) 2 .3
Block, Inc. , Class A ........ (8,900) (756,411) 1 .1
Charter Communications, Inc. ,
Class A .............. (3,100) (1,062,587) 1 .5
Chubb Ltd. .............. (7,400) (2,044,620) 2 .9
Copart, Inc. ............. (15,400) (883,806) 1 .3
Corteva, Inc. ............ (40,600) (2,312,576) 3 .3
Darden Restaurants, Inc. .... (5,200) (970,788) 1 .4
Deere & Co. ............. (3,700) (1,567,690) 2 .2
Diamondback Energy, Inc. ... (17,200) (2,817,876) 4 .0
Emerson Electric Co. ....... (10,000) (1,239,300) 1 .8
Equifax, Inc. ............. (5,000) (1,274,250) 1 .8
Extra Space Storage, Inc. .... (6,400) (957,440) 1 .4
Exxon Mobil Corp. ......... (25,000) (2,689,250) 3 .8
Humana, Inc. ............ (2,900) (735,759) 1 .0
Johnson Controls International
plc ................. (18,300) (1,444,419) 2 .0
Keysight Technologies, Inc. ... (7,000) (1,124,410) 1 .6
Lamb Weston Holdings, Inc. .. (34,900) (2,332,367) 3 .3
Las Vegas Sands Corp. ..... (25,700) (1,319,952) 1 .9
LKQ Corp. .............. (57,900) (2,127,825) 3 .0
Molina Healthcare, Inc. ..... (2,800) (814,940) 1 .2
Palantir Technologies, Inc. , Class
A .................. (9,900) (748,737) 1 .1
Parker-Hannifin Corp. ...... (5,900) (3,752,577) 5 .3
Prudential Financial, Inc. .... (19,800) (2,346,894) 3 .3
Public Service Enterprise Group,
Inc. ................. (18,000) (1,520,820) 2 .2
Public Storage ........... (6,600) (1,976,304) 2 .8
Republic Services, Inc. ..... (8,200) (1,649,676) 2 .3
Smurfit WestRock plc ...... (79,700) (4,292,642) 6 .1
Starbucks Corp. .......... (14,500) (1,323,125) 1 .9
Take-Two Interactive Software,
Inc. ................. (7,100) (1,306,968) 1 .9
Target Corp. ............. (8,900) (1,203,102) 1 .7
Willis Towers Watson plc .... (3,600) (1,127,664) 1 .6
Xylem, Inc. .............. (17,900) (2,076,758) 2 .9
(58,802,892)
Total Reference Entity — Short ............ (119,674,606)
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (70,475,662)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Glencore plc ............ 452,600 1,993,331 ( 2 .7 )

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Canada
Canadian National Railway Co. 17,400 $ 1,766,933 ( 2 .4 ) %
TC Energy Corp. .......... 27,600 1,286,253 ( 1 .8 )
Thomson Reuters Corp. ..... 9,700 1,557,588 ( 2 .2 )
4,610,774
France
L'Oreal SA .............. 2,800 991,209 ( 1 .4 )
Germany
Deutsche Wohnen SE ...... 37,700 896,869 ( 1 .2 )
Merck KGaA ............ 7,000 1,018,661 ( 1 .4 )
1,915,530
Italy
BPER Banca SpA ......... 213,600 1,362,304 ( 1 .9 )
Japan
Daiwa Securities Group, Inc. .. 160,200 1,057,117 ( 1 .5 )
Japan Post Bank Co. Ltd. .... 108,000 1,020,778 ( 1 .4 )
Kyushu Financial Group, Inc. . 250,900 1,146,619 ( 1 .6 )
Mitsubishi Estate Co. Ltd. .... 84,300 1,170,231 ( 1 .6 )
Shimizu Corp. ........... 95,900 757,382 ( 1 .0 )
Taiheiyo Cement Corp. ..... 32,300 728,268 ( 1 .0 )
Yamaha Motor Co. Ltd. ..... 127,600 1,124,246 ( 1 .6 )
7,004,641
Sweden
Axfood AB .............. 76,000 1,607,397 ( 2 .2 )
Switzerland
Novartis AG (Registered) .... 22,400 2,180,803 ( 3 .0 )
United Kingdom
Kingfisher plc ............ 306,000 951,158 ( 1 .3 )
Marks & Spencer Group plc .. 166,500 779,752 ( 1 .1 )
UNITE Group plc (The) ..... 79,800 807,442 ( 1 .1 )
Whitbread plc ............ 29,500 1,085,894 ( 1 .5 )
3,624,246
United States
Alcon AG ............... 19,300 1,636,399 ( 2 .2 )
Applied Materials, Inc. ...... 4,800 780,624 ( 1 .1 )
Autodesk, Inc. ........... 6,100 1,802,977 ( 2 .5 )
Capital One Financial Corp. .. 4,900 873,768 ( 1 .2 )
Cheniere Energy, Inc. ...... 8,200 1,761,934 ( 2 .4 )
Corpay, Inc. ............. 4,700 1,590,574 ( 2 .2 )
CRH plc ............... 34,100 3,155,756 ( 4 .3 )
Expeditors International of
Washington, Inc. ........ 18,900 2,093,553 ( 2 .9 )
GSK plc ............... 101,300 1,708,655 ( 2 .3 )
Hormel Foods Corp. ....... 26,100 818,757 ( 1 .1 )
IDEXX Laboratories, Inc. .... 2,200 909,568 ( 1 .2 )
Johnson & Johnson ........ 12,500 1,807,750 ( 2 .5 )
Mondelez International, Inc. ,
Class A .............. 37,200 2,221,956 ( 3 .0 )
PNC Financial Services Group,
Inc. (The) ............ 12,400 2,391,340 ( 3 .3 )
Universal Health Services, Inc. ,
Class B .............. 5,200 932,984 ( 1 .3 )
Zoetis, Inc. , Class A ........ 6,800 1,107,924 ( 1 .5 )
25,594,519
Total Reference Entity — Long ............ 50,884,754
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
National Storage REIT ...... (1,559,588) $ (2,251,945) 3 .1%
Belgium
D'ieteren Group .......... (7,400) (1,230,972) 1 .7
UCB SA ............... (6,700) (1,333,728) 1 .8
(2,564,700)
Brazil
NU Holdings Ltd. , Class A .... (96,700) (1,001,812) 1 .4
Wheaton Precious Metals Corp. (16,800) (945,624) 1 .3
(1,947,436)
Canada
Bank of Montreal ......... (12,700) (1,232,937) 1 .7
Brookfield Asset Management
Ltd. , Class A .......... (25,100) (1,361,297) 1 .9
Canadian Pacific Kansas City
Ltd. ................ (29,000) (2,099,774) 2 .9
Dollarama, Inc. ........... (13,300) (1,297,940) 1 .8
Manulife Financial Corp. ..... (54,200) (1,665,082) 2 .3
Rogers Communications, Inc. ,
Class B .............. (60,900) (1,872,184) 2 .6
Royal Bank of Canada ...... (14,100) (1,700,102) 2 .3
Tourmaline Oil Corp. ....... (16,400) (758,933) 1 .0
(11,988,249)
France
Airbus SE .............. (8,500) (1,361,113) 1 .9
Ayvens SA .............. (229,300) (1,549,824) 2 .1
Remy Cointreau SA ........ (23,000) (1,392,962) 1 .9
Renault SA ............. (48,700) (2,370,906) 3 .2
Sartorius Stedim Biotech .... (5,100) (995,670) 1 .4
SEB SA ................ (17,400) (1,572,423) 2 .2
Wendel SE ............. (8,900) (857,195) 1 .2
(10,100,093)
Germany
BASF SE ............... (27,700) (1,214,676) 1 .7
Fresenius SE & Co. KGaA ... (42,200) (1,464,803) 2 .0
SAP SE ................ (11,100) (2,730,315) 3 .7
Siemens AG (Registered) .... (12,200) (2,378,936) 3 .2
(7,788,730)
Italy
DiaSorin SpA ............ (18,200) (1,877,230) 2 .6
Leonardo SpA ........... (31,500) (847,470) 1 .2
Nexi SpA ............... (188,400) (1,048,664) 1 .4
(3,773,364)
Japan
Brother Industries Ltd. ...... (39,100) (661,417) 0 .9
Dentsu Group, Inc. ........ (50,800) (1,220,756) 1 .7
Hankyu Hanshin Holdings, Inc. (61,600) (1,605,572) 2 .2
Heiwa Corp. ............. (37,400) (576,320) 0 .8
Kawasaki Heavy Industries Ltd. (19,300) (879,189) 1 .2
MatsukiyoCocokara & Co. ... (118,400) (1,723,774) 2 .4
Mercari, Inc. ............. (124,100) (1,400,498) 1 .9
Mitsubishi HC Capital, Inc. ... (196,900) (1,297,617) 1 .8
Mitsubishi Heavy Industries Ltd. (45,400) (633,055) 0 .9
Mitsubishi Logistics Corp. .... (95,600) (699,182) 1 .0
Obic Co. Ltd. ............ (27,700) (824,306) 1 .1
Oji Holdings Corp. ......... (308,200) (1,177,909) 1 .6
Ono Pharmaceutical Co. Ltd. . (160,000) (1,665,838) 2 .3
Pola Orbis Holdings, Inc. .... (30,500) (276,951) 0 .4
Renesas Electronics Corp. ... (14,100) (178,436) 0 .2

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan (continued)
Ricoh Co. Ltd. ........... (86,900) $ (986,894) 1 .3%
SBI Holdings, Inc. ......... (34,200) (858,970) 1 .2
Shimano, Inc. ............ (9,600) (1,291,369) 1 .8
Teijin Ltd. ............... (179,900) (1,524,308) 2 .1
Toyota Motor Corp. ........ (44,000) (859,111) 1 .2
Yakult Honsha Co. Ltd. ..... (65,100) (1,233,143) 1 .7
(21,574,615)
Netherlands
EXOR NV .............. (13,500) (1,237,624) 1 .7
Switzerland
Avolta AG .............. (56,300) (2,260,098) 3 .1
Cie Financiere Richemont SA . (8,100) (1,225,321) 1 .7
Sandoz Group AG ......... (30,700) (1,258,473) 1 .7
Sonova Holding AG (Registered) (2,600) (850,225) 1 .2
Swiss Life Holding AG
(Registered) ........... (2,800) (2,161,790) 2 .9
(7,755,907)
United Kingdom
Beazley plc ............. (77,100) (787,074) 1 .1
IMI plc ................. (59,500) (1,351,356) 1 .9
Pearson plc ............. (83,700) (1,342,165) 1 .8
Persimmon plc ........... (80,000) (1,194,994) 1 .6
Rentokil Initial plc ......... (379,100) (1,892,268) 2 .6
Wise plc , Class A ......... (77,200) (1,026,094) 1 .4
WPP plc ............... (216,400) (2,230,618) 3 .1
(9,824,569)
United States
Air Products & Chemicals, Inc. (5,900) (1,711,236) 2 .4
Albemarle Corp. .......... (21,500) (1,850,720) 2 .5
APA Corp. .............. (101,200) (2,336,708) 3 .2
AutoZone, Inc. ........... (500) (1,601,000) 2 .2
Baxter International, Inc. .... (28,500) (831,060) 1 .1
Blackstone, Inc. .......... (11,600) (2,000,072) 2 .7
CDW Corp. ............. (5,800) (1,009,432) 1 .4
Charles River Laboratories
International, Inc. ....... (3,800) (701,480) 1 .0
Charter Communications, Inc. ,
Class A .............. (1,800) (616,986) 0 .8
eBay, Inc. .............. (14,300) (885,885) 1 .2
Fastenal Co. ............ (16,300) (1,172,133) 1 .6
FedEx Corp. ............ (4,100) (1,153,453) 1 .6
First Solar, Inc. ........... (4,800) (845,952) 1 .2
Fiserv, Inc. .............. (16,900) (3,471,598) 4 .8
GE HealthCare Technologies,
Inc. ................. (21,400) (1,673,052) 2 .3
Haleon plc .............. (398,100) (1,877,102) 2 .6
International Business Machines
Corp. ............... (4,700) (1,033,201) 1 .4
Kenvue, Inc. ............. (88,600) (1,891,610) 2 .6
Martin Marietta Materials, Inc. . (1,900) (981,350) 1 .3
MetLife, Inc. ............. (24,000) (1,965,120) 2 .7
Mid-America Apartment
Communities, Inc. ....... (12,900) (1,993,953) 2 .7
Mosaic Co. (The) ......... (41,100) (1,010,238) 1 .4
NIKE, Inc. , Class B ........ (10,200) (771,834) 1 .1
Norfolk Southern Corp. ..... (5,500) (1,290,850) 1 .8
O'Reilly Automotive, Inc. .... (1,500) (1,778,700) 2 .4
Paychex, Inc. ............ (13,500) (1,892,970) 2 .6
Quanta Services, Inc. ...... (4,200) (1,327,410) 1 .8
Tapestry, Inc. ............ (11,400) (744,762) 1 .0
Teledyne Technologies, Inc. .. (3,500) (1,624,455) 2 .2
Shares Value
% of Basket
Value
United States (continued)
Walgreens Boots Alliance, Inc. (102,000) $ (951,660) 1 .3%
(42,995,982)
Total Reference Entity — Short ............ (123,803,214)
Net Value of Reference Entity — Citibank NA ..
$ (72,918,460)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date March 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Santos Ltd. ............. 497,200 2,058,855 ( 1 .2 )
Transurban Group ......... 230,900 1,908,391 ( 1 .1 )
3,967,246
Canada
Barrick Gold Corp. ........ 100,100 1,552,213 ( 0 .9 )
Power Corp. of Canada ..... 54,100 1,687,603 ( 1 .0 )
3,239,816
China
Airtac International Group .... 55,000 1,412,729 ( 0 .8 )
Great Wall Motor Co. Ltd. , Class
H .................. 490,000 853,920 ( 0 .5 )
NetEase, Inc. ............ 75,000 1,334,987 ( 0 .8 )
NIO, Inc. , Class A ......... 7 31 (0.0)
Weichai Power Co. Ltd. , Class H 970,000 1,473,235 ( 0 .8 )
Xiaomi Corp. , Class B ...... 205,800 902,601 ( 0 .5 )
5,977,503
Denmark
Novo Nordisk A/S , Class B ... 9,700 836,934 ( 0 .5 )
France
Canal+ SADIR ........... 89,800 228,214 ( 0 .1 )
Dassault Systemes SE ..... 71,400 2,470,721 ( 1 .5 )
Eiffage SA .............. 22,200 1,946,748 ( 1 .1 )
Louis Hachette Group ...... 89,800 140,459 ( 0 .1 )
Orange SA .............. 119,800 1,195,344 ( 0 .7 )
Vivendi SE .............. 933,300 2,468,395 ( 1 .4 )
8,449,881
Germany
Heidelberg Materials AG .... 11,300 1,396,264 ( 0 .8 )
Hong Kong
AIA Group Ltd. ........... 223,000 1,601,779 ( 0 .9 )
Japan
Asahi Kasei Corp. ......... 154,700 1,065,919 ( 0 .6 )
Bic Camera, Inc. .......... 86,700 936,748 ( 0 .6 )
Daiichi Sankyo Co. Ltd. ..... 76,500 2,093,288 ( 1 .2 )
Goldwin, Inc. ............ 19,500 1,088,115 ( 0 .6 )
Kamigumi Co. Ltd. ........ 83,200 1,804,863 ( 1 .1 )
Mabuchi Motor Co. Ltd. ..... 31,100 439,693 ( 0 .3 )
MISUMI Group, Inc. ........ 76,000 1,168,371 ( 0 .7 )
Mitsubishi Chemical Group
Corp. ............... 441,600 2,230,358 ( 1 .3 )
Mitsubishi Electric Corp. ..... 72,200 1,219,151 ( 0 .7 )
Mitsui Mining & Smelting Co.
Ltd. ................ 55,500 1,627,761 ( 1 .0 )
NIDEC Corp. ............ 115,900 2,081,755 ( 1 .2 )

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Japan (continued)
Nihon M&A Center Holdings,
Inc. ................. 258,700 $ 1,077,088 ( 0 .6 ) %
Nikon Corp. ............. 138,000 1,421,686 ( 0 .8 )
Obayashi Corp. .......... 66,300 872,988 ( 0 .5 )
Rakus Co. Ltd. ........... 116,100 1,351,612 ( 0 .8 )
Santen Pharmaceutical Co. Ltd. 85,000 870,320 ( 0 .5 )
SHO-BOND Holdings Co. Ltd. . 65,100 2,151,102 ( 1 .3 )
Skylark Holdings Co. Ltd. .... 80,600 1,249,936 ( 0 .7 )
Tokio Marine Holdings, Inc. ... 37,100 1,331,450 ( 0 .8 )
Unicharm Corp. .......... 191,400 1,577,906 ( 0 .9 )
27,660,110
Mexico
Orbia Advance Corp. SAB de
CV ................. 1,383,400 993,213 ( 0 .6 )
Netherlands
ING Groep NV ........... 77,400 1,212,981 ( 0 .7 )
Koninklijke Vopak NV ...... 31,400 1,382,076 ( 0 .8 )
2,595,057
Peru
Credicorp Ltd. ........... 6,600 1,209,912 ( 0 .7 )
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 76,900 752,423 ( 0 .5 )
Bankinter SA ............ 267,300 2,115,534 ( 1 .2 )
2,867,957
Taiwan
Advantech Co. Ltd. ........ 64,000 674,960 ( 0 .4 )
Innolux Corp. ............ 196 86 (0.0)
Quanta Computer, Inc. ...... 64,000 557,020 ( 0 .3 )
Realtek Semiconductor Corp. . 91,000 1,572,703 ( 0 .9 )
2,804,769
United Kingdom
British American Tobacco plc . 55,400 1,999,095 ( 1 .2 )
British Land Co. plc (The) .... 161,900 729,819 ( 0 .4 )
Flutter Entertainment plc .... 5,400 1,396,303 ( 0 .8 )
Imperial Brands plc ........ 59,100 1,889,951 ( 1 .1 )
J Sainsbury plc ........... 450,800 1,540,444 ( 0 .9 )
National Grid plc .......... 101,000 1,199,906 ( 0 .7 )
8,755,518
United States
Akamai Technologies, Inc. ... 9,300 889,545 ( 0 .5 )
Altria Group, Inc. .......... 36,300 1,898,127 ( 1 .1 )
AMC Networks, Inc. , Class A .. 418,075 4,138,942 ( 2 .4 )
ANSYS, Inc. ............. 7,400 2,496,242 ( 1 .5 )
AvalonBay Communities, Inc. . 4,800 1,055,856 ( 0 .6 )
Biogen, Inc. ............. 6,900 1,055,148 ( 0 .6 )
BorgWarner, Inc. .......... 43,800 1,392,402 ( 0 .8 )
Coterra Energy, Inc. ....... 133,300 3,404,482 ( 2 .0 )
Dexcom, Inc. ............ 10,500 816,585 ( 0 .5 )
Eagle Bancorp, Inc. ........ 65,550 1,706,266 ( 1 .0 )
Eversource Energy ........ 22,700 1,303,661 ( 0 .8 )
Flagstar Financial, Inc. ...... 875,616 8,169,497 ( 4 .8 )
Global Payments, Inc. ...... 11,300 1,266,278 ( 0 .7 )
GQG Partners, Inc. , CDI .... 648,600 829,836 ( 0 .5 )
Healthpeak Properties, Inc. ... 46,900 950,663 ( 0 .6 )
Informatica, Inc. , Class A .... 159,648 4,139,673 ( 2 .4 )
Intel Corp. .............. 29,400 589,470 ( 0 .3 )
Intuit, Inc. .............. 1,700 1,068,450 ( 0 .6 )
Lam Research Corp. ....... 19,500 1,408,485 ( 0 .8 )
Lululemon Athletica, Inc. .... 1,800 688,338 ( 0 .4 )
Shares Value
% of Basket
Value
United States (continued)
MGM Resorts International ... 36,200 $ 1,254,330 ( 0 .7 ) %
Monolithic Power Systems, Inc. 1,100 650,870 ( 0 .4 )
Northrop Grumman Corp. .... 2,100 985,509 ( 0 .6 )
Paramount Global , Class B ... 48,187 504,036 ( 0 .3 )
Royal Caribbean Cruises Ltd. . 6,300 1,453,347 ( 0 .9 )
Snowflake, Inc. , Class A ..... 3,800 586,758 ( 0 .3 )
T. Rowe Price Group, Inc. .... 22,100 2,499,289 ( 1 .5 )
Trane Technologies plc ..... 2,900 1,071,115 ( 0 .6 )
TransDigm Group, Inc. ...... 600 760,368 ( 0 .4 )
Ulta Beauty, Inc. .......... 2,800 1,217,804 ( 0 .7 )
Verizon Communications, Inc. . 37,200 1,487,628 ( 0 .9 )
Workday, Inc. , Class A ...... 4,200 1,083,726 ( 0 .6 )
52,822,726
Preferred Securities
Brazil
Gerdau SA (Preference) ..... 316,300 926,714 ( 0 .5 )
Germany
Henkel AG & Co. KGaA
(Preference) .......... 14,200 1,245,858 ( 0 .8 )
Total Reference Entity — Long ............ 127,351,257
Reference Entity — Short
Investment Companies
United States
Invesco Preferred ETF ...... (1,000,000) (11,530,000) 6 .7
iShares iBoxx $ Investment
Grade Corporate Bond ETF (432,931) (46,254,348) 27 .0
iShares Preferred & Income
Securities ETF ......... (500,000) (15,720,000) 9 .2
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (146,616) (19,407,560) 11 .3
Vanguard Intermediate-Term
Corporate Bond ETF ..... (1,849,455) (148,455,753) 86 .8
(241,367,661)
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (86,200) (1,518,827) 0 .9
Aristocrat Leisure Ltd. ...... (24,600) (1,038,872) 0 .6
BlueScope Steel Ltd. ....... (59,100) (683,380) 0 .4
Lynas Rare Earths Ltd. ..... (414,100) (1,632,956) 1 .0
Mineral Resources Ltd. ..... (59,400) (1,253,632) 0 .7
National Australia Bank Ltd. .. (130,000) (2,978,603) 1 .7
Orica Ltd. .............. (166,700) (1,708,916) 1 .0
Orora Ltd. .............. (649,200) (984,787) 0 .6
SEEK Ltd. .............. (163,900) (2,280,852) 1 .3
SGH Ltd. ............... (50,200) (1,428,061) 0 .8
Treasury Wine Estates Ltd. ... (275,000) (1,926,293) 1 .1
WiseTech Global Ltd. ....... (10,500) (783,858) 0 .5
(18,219,037)
Belgium
Lotus Bakeries NV ........ (100) (1,119,311) 0 .6
China
Bank of Communications Co.
Ltd. , Class H .......... (1,275,000) (1,044,965) 0 .6
China Everbright Bank Co. Ltd. ,
Class H .............. (2,259,000) (874,742) 0 .5
MMG Ltd. .............. (3,784,000) (1,231,856) 0 .7

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
China (continued)
Postal Savings Bank of China
Co. Ltd. , Class H ....... (1,269,000) $ (744,892) 0 .4%
(3,896,455)
Denmark
Coloplast A/S , Class B ...... (12,500) (1,369,527) 0 .8
Zealand Pharma A/S ....... (7,900) (785,853) 0 .5
(2,155,380)
France
Alstom SA .............. (49,720) (1,109,406) 0 .6
Hong Kong
Hang Seng Bank Ltd. ...... (69,600) (852,520) 0 .5
Italy
Davide Campari-Milano NV .. (127,131) (795,639) 0 .5
Japan
McDonald's Holdings Co. Japan
Ltd. ................ (20,700) (813,140) 0 .5
Shinko Electric Industries Co.
Ltd. ................ (18,000) (650,705) 0 .4
Toridoll Holdings Corp. ...... (33,200) (819,384) 0 .5
(2,283,229)
Mexico
Alfa SAB de CV , Class A .... (3,258,418) (2,348,761) 1 .4
Poland
ORLEN SA ............. (245,700) (2,816,374) 1 .6
Singapore
SATS Ltd. .............. (437,931) (1,167,313) 0 .7
Seatrium Ltd. ............ (738,020) (1,118,610) 0 .6
(2,285,923)
South Africa
Growthpoint Properties Ltd. .. (2,302,800) (1,553,402) 0 .9
Impala Platinum Holdings Ltd. . (169,500) (792,488) 0 .5
Northam Platinum Holdings Ltd. (110,400) (569,865) 0 .3
(2,915,755)
Taiwan
China Steel Corp. ......... (954,647) (571,727) 0 .3
E.Sun Financial Holding Co. Ltd. (1,234,916) (1,013,790) 0 .6
First Financial Holding Co. Ltd. (956,010) (789,412) 0 .5
Formosa Plastics Corp. ..... (1,301,395) (1,407,944) 0 .8
Hua Nan Financial Holdings Co.
Ltd. ................ (882,123) (702,604) 0 .4
Nan Ya Plastics Corp. ...... (1,228,496) (1,118,954) 0 .7
Powerchip Semiconductor
Manufacturing Corp. ..... (711,000) (344,043) 0 .2
Taiwan Cooperative Financial
Holding Co. Ltd. ........ (674,250) (499,279) 0 .3
Yuanta Financial Holding Co.
Ltd. ................ (1,375,082) (1,423,277) 0 .8
(7,871,030)
United States
Atlantic Union Bankshares Corp. (30,170) (1,142,840) 0 .7
Community Financial System,
Inc. ................. (28,734) (1,772,313) 1 .0
CVB Financial Corp. ....... (72,435) (1,550,833) 0 .9
Provident Financial Services,
Inc. ................. (100,014) (1,887,264) 1 .1
ServisFirst Bancshares, Inc. .. (24,576) (2,082,570) 1 .2
(8,435,820)
Shares Value
% of Basket
Value
Total Reference Entity — Short ............ $ (298,472,301)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (171,121,044)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd. .......... 54,100 1,319,757 ( 0 .7 ) %
Brambles Ltd. ............ 88,200 1,048,976 ( 0 .5 )
Fortescue Ltd. ........... 93,300 1,050,611 ( 0 .6 )
Magellan Financial Group Ltd. . 349,200 2,396,281 ( 1 .2 )
Steadfast Group Ltd. ....... 457,200 1,639,071 ( 0 .8 )
Woolworths Group Ltd. ..... 81,600 1,538,216 ( 0 .8 )
Worley Ltd. ............. 167,800 1,418,857 ( 0 .7 )
10,411,769
Belgium
Liberty Global Ltd. , Class A ... 121,654 1,552,305 ( 0 .8 )
Brazil
B3 SA - Brasil Bolsa Balcao .. 1,730,400 2,892,069 ( 1 .5 )
Lojas Renner SA .......... 496,590 976,091 ( 0 .5 )
Magazine Luiza SA ........ 635,300 668,737 ( 0 .3 )
MercadoLibre, Inc. ........ 500 850,220 ( 0 .4 )
Ultrapar Participacoes SA .... 368,100 951,558 ( 0 .5 )
6,338,675
Canada
Franco-Nevada Corp. ...... 13,500 1,586,434 ( 0 .8 )
China
China Tower Corp. Ltd. , Class H 8,786,000 1,261,807 ( 0 .6 )
CITIC Ltd. .............. 862,000 1,011,721 ( 0 .5 )
PDD Holdings, Inc. , ADR .... 7,200 698,328 ( 0 .3 )
Shenzhou International Group
Holdings Ltd. .......... 87,100 686,962 ( 0 .3 )
ZTO Express Cayman, Inc. ... 47,100 921,312 ( 0 .5 )
4,580,130
Denmark
AP Moller - Maersk A/S , Class B 400 665,504 ( 0 .3 )
Carlsberg A/S , Class B ..... 19,900 1,911,250 ( 1 .0 )
Vestas Wind Systems A/S ... 125,900 1,726,958 ( 0 .9 )
4,303,712
Finland
Elisa OYJ .............. 55,600 2,407,398 ( 1 .2 )
France
Amundi SA ............. 26,200 1,743,628 ( 0 .9 )
BNP Paribas SA .......... 15,200 933,232 ( 0 .5 )
Bouygues SA ............ 79,500 2,354,042 ( 1 .2 )
La Francaise des Jeux SACA . 62,900 2,422,315 ( 1 .2 )
Legrand SA ............. 16,600 1,614,705 ( 0 .8 )
Sodexo SA ............. 12,900 1,062,984 ( 0 .5 )
10,130,906
Germany
Evonik Industries AG ....... 172,300 2,994,926 ( 1 .5 )
RWE AG ............... 47,000 1,403,587 ( 0 .7 )

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Germany (continued)
Vonovia SE ............. 20,800 $ 633,212 ( 0 .3 ) %
5,031,725
Hong Kong
Orient Overseas International
Ltd. ................ 64,000 943,008 ( 0 .5 )
PCCW Ltd. ............. 1,742,000 1,013,801 ( 0 .5 )
Yue Yuen Industrial Holdings
Ltd. ................ 390,000 868,767 ( 0 .4 )
2,825,576
Japan
Air Water, Inc. ............ 159,700 1,935,074 ( 1 .0 )
Alfresa Holdings Corp. ...... 64,300 879,418 ( 0 .4 )
Asahi Intecc Co. Ltd. ....... 85,400 1,385,632 ( 0 .7 )
COMSYS Holdings Corp. .... 49,600 1,017,758 ( 0 .5 )
Dai-ichi Life Holdings, Inc. ... 43,400 1,156,451 ( 0 .6 )
DIC Corp. .............. 22,700 485,151 ( 0 .3 )
FANUC Corp. ............ 51,800 1,353,169 ( 0 .7 )
J Front Retailing Co. Ltd. .... 61,900 824,593 ( 0 .4 )
Jeol Ltd. ............... 31,700 1,107,379 ( 0 .6 )
Kintetsu Group Holdings Co.
Ltd. ................ 36,400 763,414 ( 0 .4 )
Morinaga & Co. Ltd. ....... 85,900 1,481,719 ( 0 .8 )
Murata Manufacturing Co. Ltd. 48,000 761,512 ( 0 .4 )
Nippon Paint Holdings Co. Ltd. 122,600 791,559 ( 0 .4 )
Nippon Yusen KK ......... 28,500 948,580 ( 0 .5 )
Persol Holdings Co. Ltd. ..... 530,500 794,708 ( 0 .4 )
Ship Healthcare Holdings, Inc. 61,200 855,142 ( 0 .4 )
Sugi Holdings Co. Ltd. ...... 74,600 1,168,801 ( 0 .6 )
Takashimaya Co. Ltd. ...... 126,000 1,001,947 ( 0 .5 )
Toyota Tsusho Corp. ....... 80,600 1,425,373 ( 0 .7 )
Trend Micro, Inc. .......... 13,300 717,044 ( 0 .4 )
20,854,424
Macau
MGM China Holdings Ltd. .... 681,600 866,825 ( 0 .4 )
Mexico
Cemex SAB de CV ........ 1,960,100 1,100,799 ( 0 .6 )
Grupo Financiero Banorte SAB
de CV , Class O ......... 282,500 1,820,378 ( 0 .9 )
2,921,177
Netherlands
Koninklijke Ahold Delhaize NV . 55,900 1,823,397 ( 0 .9 )
Norway
Kongsberg Gruppen ASA .... 6,300 708,793 ( 0 .4 )
Poland
Powszechny Zaklad Ubezpieczen
SA ................. 142,500 1,582,888 ( 0 .8 )
Singapore
City Developments Ltd. ..... 610,000 2,281,130 ( 1 .2 )
UOL Group Ltd. .......... 393,600 1,486,596 ( 0 .7 )
3,767,726
South Africa
Mr Price Group Ltd. ........ 97,600 1,521,151 ( 0 .8 )
Nedbank Group Ltd. ....... 65,500 977,784 ( 0 .5 )
2,498,935
South Korea
GS Engineering & Construction
Corp. ............... 142,400 1,670,253 ( 0 .8 )
Shares Value
% of Basket
Value
Sweden
Tele2 AB , Class B ......... 130,500 $ 1,288,622 ( 0 .6 ) %
Switzerland
ABB Ltd. (Registered) ...... 30,200 1,630,755 ( 0 .8 )
Belimo Holding AG (Registered) 2,500 1,653,276 ( 0 .8 )
Kuehne + Nagel International AG
(Registered) ........... 11,000 2,523,880 ( 1 .3 )
Logitech International SA
(Registered) ........... 20,700 1,708,706 ( 0 .9 )
Sunrise Communications AG ,
ADR , Class A .......... 24,330 1,048,137 ( 0 .5 )
8,564,754
Taiwan
China Airlines Ltd. ......... 1,157,000 903,940 ( 0 .4 )
Evergreen Marine Corp. Taiwan
Ltd. ................ 114,000 782,003 ( 0 .4 )
Genius Electronic Optical Co.
Ltd. ................ 76,000 1,172,571 ( 0 .6 )
Giant Manufacturing Co. Ltd. . 196,000 844,581 ( 0 .4 )
MediaTek, Inc. ........... 35,000 1,504,641 ( 0 .8 )
Yang Ming Marine Transport
Corp. ............... 327,000 754,551 ( 0 .4 )
5,962,287
United Kingdom
Admiral Group plc ......... 70,700 2,335,648 ( 1 .2 )
EnQuest plc ............. 4,891,224 769,090 ( 0 .4 )
NatWest Group plc ........ 171,300 858,428 ( 0 .4 )
Synthomer plc ........... 588,203 1,179,566 ( 0 .6 )
Vodafone Group plc ........ 1,171,500 999,383 ( 0 .5 )
6,142,115
United States
Adobe, Inc. ............. 3,000 1,334,040 ( 0 .7 )
Aon plc , Class A .......... 3,300 1,185,228 ( 0 .6 )
Booking Holdings, Inc. ...... 500 2,484,210 ( 1 .3 )
Builders FirstSource, Inc. .... 5,900 843,287 ( 0 .4 )
CarMax, Inc. ............ 8,900 727,664 ( 0 .4 )
Coinbase Global, Inc. , Class A 7,150 1,775,345 ( 0 .9 )
Electronic Arts, Inc. ........ 12,500 1,828,750 ( 0 .9 )
General Motors Co. ........ 21,800 1,161,286 ( 0 .6 )
Invesco Ltd. ............. 91,100 1,592,428 ( 0 .8 )
James Hardie Industries plc ,
CDI ................ 27,900 859,899 ( 0 .4 )
Kimberly-Clark Corp. ....... 10,200 1,336,608 ( 0 .7 )
Lennox International, Inc. .... 1,900 1,157,670 ( 0 .6 )
Lockheed Martin Corp. ...... 4,100 1,992,354 ( 1 .0 )
MarketAxess Holdings, Inc. .. 5,200 1,175,408 ( 0 .6 )
Marriott International, Inc. , Class
A .................. 4,200 1,171,548 ( 0 .6 )
MSCI, Inc. .............. 3,100 1,860,031 ( 0 .9 )
NetApp, Inc. ............. 20,200 2,344,816 ( 1 .2 )
NVIDIA Corp. ............ 12,200 1,638,338 ( 0 .8 )
PepsiCo, Inc. ............ 8,600 1,307,716 ( 0 .7 )
RTX Corp. .............. 9,300 1,076,196 ( 0 .5 )
Seagate Technology Holdings
plc ................. 10,600 914,886 ( 0 .5 )
Southwest Airlines Co. ...... 10,000 336,200 ( 0 .2 )
Stanley Black & Decker, Inc. .. 10,100 810,929 ( 0 .4 )
State Street Corp. ......... 18,700 1,835,405 ( 0 .9 )
32,750,242

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Preferred Securities
Brazil
Banco Bradesco SA
(Preference) .......... 585,200 $ 1,101,307 ( 0 .6 ) %
Bradespar SA (Preference) ... 398,400 1,070,186 ( 0 .6 )
2,171,493
Total Reference Entity — Long ............ 142,742,561
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (191,788) (20,490,630) 10 .4
iShares Preferred & Income
Securities ETF ......... (815,000) (25,623,600) 13 .0
SPDR Bloomberg High Yield
Bond ETF ............ (9,541) (910,879) 0 .5
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (140,418,000) 71 .2
(187,443,109)
Common Stocks
Brazil
Centrais Eletricas Brasileiras SA (183,200) (1,031,274) 0 .5
Cosan SA .............. (1,126,600) (1,512,823) 0 .8
Engie Brasil Energia SA ..... (224,900) (1,293,386) 0 .6
Localiza Rent a Car SA ..... (72) (375) 0.0
Marfrig Global Foods SA .... (330,500) (910,529) 0 .5
Natura & Co. Holding SA .... (459,600) (948,442) 0 .5
Suzano SA ............. (110,200) (1,113,791) 0 .6
(6,810,620)
China
Alibaba Group Holding Ltd. ,
ADR ................ (130,400) (11,056,616) 5 .6
ANTA Sports Products Ltd. ... (540,800) (5,341,105) 2 .7
China Everbright Bank Co. Ltd. ,
Class H .............. (1,945,000) (753,153) 0 .4
China International Capital Corp.
Ltd. , Class H .......... (526,000) (854,036) 0 .4
China Overseas Land &
Investment Ltd. ........ (420,000) (663,514) 0 .3
China Railway Group Ltd. , Class
H .................. (4,058,000) (2,056,076) 1 .0
CSPC Pharmaceutical Group
Ltd. ................ (1,078,000) (657,148) 0 .3
JD.com, Inc. , ADR , Class A ... (159,825) (5,541,133) 2 .8
Longfor Group Holdings Ltd. .. (511,000) (648,057) 0 .3
Ping An Insurance Group Co. of
China Ltd. , Class H ...... (2,870,000) (16,845,053) 8 .5
Shandong Gold Mining Co. Ltd. ,
Class H .............. (408,250) (657,395) 0 .3
Trip.com Group Ltd. , ADR ... (73,550) (5,049,943) 2 .6
Wharf Holdings Ltd. (The) .... (665,000) (1,865,906) 1 .0
(51,989,135)
Hong Kong
Sun Hung Kai Properties Ltd. . (104,000) (989,595) 0 .5
Japan
Capcom Co. Ltd. .......... (36,200) (787,478) 0 .4
Daiwa House Industry Co. Ltd. (135,000) (4,144,658) 2 .1
DMG Mori Co. Ltd. ........ (65,800) (1,047,018) 0 .5
Heiwa Corp. ............. (14,500) (223,440) 0 .1
Industrial & Infrastructure Fund
Investment Corp. ....... (3,100) (2,260,044) 1 .1
Shares Value
% of Basket
Value
Japan (continued)
INFRONEER Holdings, Inc. .. (136,000) $ (1,050,843) 0 .5%
Invincible Investment Corp. ... (300) (125,725) 0 .1
JAFCO Group Co. Ltd. ...... (299,000) (4,081,872) 2 .1
Kansai Electric Power Co., Inc.
(The) ............... (122,800) (1,361,100) 0 .7
Kansai Paint Co. Ltd. ....... (328,900) (4,701,271) 2 .4
Kobayashi Pharmaceutical Co.
Ltd. ................ (49,000) (1,934,545) 1 .0
Kobe Bussan Co. Ltd. ...... (7,600) (166,136) 0 .1
Kobe Steel Ltd. ........... (221,100) (2,210,114) 1 .1
McDonald's Holdings Co. Japan
Ltd. ................ (8,000) (314,257) 0 .2
Mitsubishi Heavy Industries Ltd. (5,700) (79,481) 0.0
Mitsubishi Motors Corp. ..... (268,100) (895,919) 0 .5
Nagoya Railroad Co., Ltd. ... (711,300) (7,915,351) 4 .0
Nintendo Co. Ltd. ......... (29,400) (1,712,309) 0 .9
Nippon Express Holdings, Inc. . (36,900) (559,481) 0 .3
Nipro Corp. ............. (136,500) (1,292,491) 0 .7
NTT Data Group Corp. ...... (64,600) (1,228,361) 0 .6
Obara Group, Inc. ......... (138,200) (3,499,234) 1 .8
Obic Co. Ltd. ............ (4,800) (142,840) 0 .1
Oji Holdings Corp. ......... (342,800) (1,310,147) 0 .7
OSG Corp. .............. (93,800) (1,101,633) 0 .6
Rakuten Bank Ltd. ........ (28,800) (803,944) 0 .4
Renesas Electronics Corp. ... (61,900) (783,346) 0 .4
Ricoh Co. Ltd. ........... (14,900) (169,214) 0 .1
Rohm Co. Ltd. ........... (113,400) (1,053,669) 0 .5
Sanrio Co. Ltd. ........... (390,000) (13,594,850) 6 .9
Sapporo Holdings Ltd. ...... (17,900) (943,101) 0 .5
SCSK Corp. ............. (46,400) (971,146) 0 .5
Seven & i Holdings Co. Ltd. .. (91,500) (1,434,503) 0 .7
Square Enix Holdings Co. Ltd. . (1,700) (66,011) 0.0
THK Co. Ltd. ............ (30,200) (696,626) 0 .3
Tokyo Electric Power Co.
Holdings, Inc. .......... (306,400) (915,866) 0 .5
Tokyo Gas Co. Ltd. ........ (23,000) (637,254) 0 .3
Yakult Honsha Co. Ltd. ..... (2,000) (37,885) 0.0
(66,253,163)
Macau
Wynn Macau Ltd. ......... (2,698,000) (1,860,776) 0 .9
Mexico
Alfa SAB de CV , Class A .... (258,700) (186,478) 0 .1
Singapore
Genting Singapore Ltd. ..... (4,192,800) (2,352,166) 1 .2
Jardine Cycle & Carriage Ltd. . (22,700) (470,990) 0 .2
(2,823,156)
Spain
Telefonica SA ............ (307,800) (1,256,095) 0 .6
Switzerland
Tecan Group AG (Registered) . (5,700) (1,270,324) 0 .6
United States
Affirm Holdings, Inc. , Class A . (33,520) (2,041,368) 1 .0
Brandywine Realty Trust .... (12,500) (70,000) 0.0
MicroStrategy, Inc. , Class A .. (45,310) (13,122,682) 6 .7
Riot Platforms, Inc. ........ (376,981) (3,848,976) 1 .9
(19,083,026)
Total Reference Entity — Short ............ (339,965,477)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (197,222,916)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day ESTR ......................................... Euro Short-Term Rate 2 .90
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .15
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 3 .32
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
1-day SONIA ......................................... Sterling Overnight Index Average 4 .70
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .23
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-day 10 .25
3-mo. BBR .......................................... Australian Bank Bill Rate 4 .42
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .37
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .73
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .92
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .49
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 10,889,155 $ (130,592,823) $ 375,106,090 $ (463,837,414) $ —
OTC Swaps ..................................................... 76,878,565 (21,728,801) 39,515,804 (77,000,518) —
Options Written ................................................... N/A N/A 32,782,723 (77,849,157) (162,444,998)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 118,841 $ — $ 5,190,585 $ — $ 163,838,215 $ — $ 169,147,641
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 280,480,494 — — 280,480,494
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ 1,516,460 91,286 22,988,404 63,804,176 36,004,920 4,932
(d)
124,410,178
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 7,320,652 — — 365,710,118 2,075,320 375,106,090
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 88,008,110 10,746,798 — 17,639,461 — 116,394,369
$ 1,635,301 $ 95,420,048 $ 38,925,787 $ 344,284,670 $ 583,192,714 $ 2,080,252 $ 1,065,538,772

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 67,393 $ — $ 2,070,573 $ — $ 41,234,030 $ — $ 43,371,996
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 80,126,412 — — 80,126,412
Options written
(b)
Options written at value ..................... — 9,146 6,417,948 22,193,137 133,824,767 — 162,444,998
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 5,791,716 — — 456,766,371 1,279,327 463,837,414
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 37,719,640 1,894,026 — 59,115,653 — 98,729,319
$ 67,393 $ 43,520,502 $ 10,382,547 $ 102,319,549 $ 690,940,821 $ 1,279,327 $ 848,510,139
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended December 31, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ 7,549,324 $ — $ (51,036,550) $ — $ 15,957,743 $ — $ (27,529,483)
Forward foreign currency exchange contracts .... — — — 759,232,727 — — 759,232,727
Options purchased
(a)
..................... (1,171,973) (17,276,598) 34,186,610 (101,334,508) (75,141,643) (995,158) (161,733,270)
Options written ........................ — 6,929,347 21,493,660 66,752,076 120,863,977 — 216,039,060
Swaps .............................. — (74,243,143) 956,649 (593,301) (204,379,278) 1,929,395 (276,329,678)
$ 6,377,351 $ (84,590,394) $ 5,600,369 $ 724,056,994 $ (142,699,201) $ 934,237 $ 509,679,356
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ (1,266) $ — $ 6,221,555 $ — $ 327,059,706 $ — $ 333,279,995
Forward foreign currency exchange contracts .... — — — 320,739,214 — — 320,739,214
Options purchased
(b)
..................... (996,856) 62,809 (1,075,625) 2,372,253 (51,791,330) 1,389,239 (50,039,510)
Options written ........................ — 8,217 1,062,069 1,191,544 (54,237,658) — (51,975,828)
Swaps .............................. — 20,828,785 13,643,028 — (311,904,239) 397,920 (277,034,506)
$ (998,122) $ 20,899,811 $ 19,851,027 $ 324,303,011 $ (90,873,521) $ 1,787,159 $ 274,969,365
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,727,231,898
Average notional value of contracts — short ................................................................................. 18,177,599,568
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 17,644,274,507
Average amounts sold — in USD ........................................................................................ 3,931,389,383
Options
Average value of option contracts purchased ................................................................................ 66,625,131
Average value of option contracts written ................................................................................... 29,854,565
Average notional value of swaption contracts purchased ......................................................................... 6,821,935,668
Average notional value of swaption contracts written ........................................................................... 21,770,965,514
Structured options:
Average notional value ............................................................................................... 3,749,606
Credit default swaps
Average notional value — buy protection ................................................................................... 4,777,575,692
Average notional value — sell protection ................................................................................... 1,461,407,452
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 25,051,745,832
Average notional value — receives fixed rate ................................................................................ 43,342,083,221
Currency swaps:
Average notional value — pays .......................................................................................... 119,615,725
Average notional value — receives ....................................................................................... 7,693,184,015
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 265,357,618
Average notional value — receives fixed rate ................................................................................ 220,370,184
Total return swaps
Average notional value ............................................................................................... 1,276,051,479
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (6,067,691)
Futures contracts .................................................................................... $ 18,684,967 $ 4,254,739
Forward f oreign currency exchange contracts ................................................................. 280,480,494 80,126,412
Options
(a) (b)
........................................................................................ 124,410,178 162,444,998
Swaps — centrally cleared .............................................................................. 765,512 —
Swaps — OTC
(c)
..................................................................................... 116,394,369 98,729,319
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 540,735,520 $ 345,555,468
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(43,132,455) (12,697,820)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 497,603,065 $ 332,857,648
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 27,089,348 $ (21,359,848) $ (5,729,500) $ — $ —
Barclays Bank plc ................................ 45,691,047 (19,987,534) — (10,307,000) 15,396,513
BNP Paribas SA ................................. 29,779,955 (29,779,955) — — —
Citibank NA .................................... 27,245,754 (18,502,693) — — 8,743,061
Citigroup Global Markets, Inc. ........................ 772,504 (250,374) — (522,130) —
Commonwealth Bank of Australia ..................... 120,798 (77,333) — — 43,465
Credit Agricole Corporate & Investment Bank SA ........... 661,006 (661,006) — — —
Deutsche Bank AG ............................... 9,159,954 (9,159,954) — — —
Goldman Sachs International ........................ 41,890,751 (41,890,751) — — —
HSBC Bank plc .................................. 14,363,894 (12,668,248) — — 1,695,646
JPMorgan Chase Bank NA .......................... 66,284,014 (66,284,014) — — —
JPMorgan Securities LLC ........................... 56,743 (56,743) — — —
Merrill Lynch International & Co. ...................... 4,216,057 — — — 4,216,057
Morgan Stanley & Co. International plc .................. 13,306,591 (13,306,591) — — —
Natwest Markets plc .............................. 5,399,340 (1,043,645) — — 4,355,695
Nomura International plc ........................... 3,789,130 (822,344) — (2,840,000) 126,786
Royal Bank of Canada ............................. 2,549,060 (2,549,060) — — —
Societe Generale SA .............................. 562,679 (562,679) — — —
Standard Chartered Bank ........................... 11,829,867 (9,408,890) — — 2,420,977
State Street Bank and Trust Co. ...................... 1,784,902 (679,850) — — 1,105,052
Toronto Dominion Bank ............................ 47,961,520 (654,264) — — 47,307,256
UBS AG ...................................... 143,088,151 (5,225,661) (1,321,123) (25,240,000) 111,301,367
$ 497,603,065 $ (254,931,437) $ (7,050,623) $ (38,909,130) $ 196,711,875
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
ANZ Banking Group Ltd. ........................... $ 341,671 $ — $ — $ — $ 341,671
Bank of America NA .............................. 21,359,848 (21,359,848) — — —
Barclays Bank plc ................................ 19,987,534 (19,987,534) — — —
BNP Paribas SA ................................. 31,032,150 (29,779,955) (1,252,195) — —
Canadian Imperial Bank of Commerce .................. 464,577 — — — 464,577
Citibank NA .................................... 18,502,693 (18,502,693) — — —
Citigroup Global Markets, Inc. ........................ 250,374 (250,374) — — —
Commonwealth Bank of Australia ..................... 77,333 (77,333) — — —
Credit Agricole Corporate & Investment Bank SA ........... 1,172,667 (661,006) — — 511,661
Deutsche Bank AG ............................... 10,637,062 (9,159,954) — (1,477,108) —
Goldman Sachs International ........................ 101,572,413 (41,890,751) (54,566,662) (5,115,000) —
HSBC Bank plc .................................. 12,668,248 (12,668,248) — — —
JPMorgan Chase Bank NA .......................... 69,650,326 (66,284,014) (3,366,312) — —
JPMorgan Securities LLC ........................... 585,335 (56,743) (517,418) — 11,174
Morgan Stanley & Co. International plc .................. 19,396,087 (13,306,591) (5,325,893) (710,000) 53,603
Natwest Markets plc .............................. 1,043,645 (1,043,645) — — —
Nomura International plc ........................... 822,344 (822,344) — — —
Royal Bank of Canada ............................. 5,582,532 (2,549,060) (1,629,408) — 1,404,064
Societe Generale SA .............................. 1,742,144 (562,679) (717) — 1,178,748
Standard Chartered Bank ........................... 9,408,890 (9,408,890) — — —
State Street Bank and Trust Co. ...................... 679,850 (679,850) — — —
Toronto Dominion Bank ............................ 654,264 (654,264) — — —
UBS AG ...................................... 5,225,661 (5,225,661) — — —
$ 332,857,648 $ (254,931,437) $ (66,658,605) $ (7,302,108) $ 3,965,498
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 1,688,660 $ — $ 1,688,660
Bermuda ............................................. — 65,839,871 — 65,839,871
Canada ............................................. — 15,357,889 — 15,357,889
Cayman Islands ........................................ — 2,670,060,317 13,893,601 2,683,953,918
France .............................................. — 36,246,722 — 36,246,722
Germany ............................................ — 3,899,236 — 3,899,236
Ireland .............................................. — 418,193,756 — 418,193,756
Italy ................................................ — 109,558,791 — 109,558,791
Jersey, Channel Islands ................................... — 137,816,314 — 137,816,314
Luxembourg .......................................... — 47,088,803 — 47,088,803
Netherlands ........................................... — 27,534,172 — 27,534,172
Portugal ............................................. — 9,776,574 — 9,776,574
Spain ............................................... — 34,780,590 — 34,780,590
Switzerland ........................................... — 446,494 — 446,494
United Kingdom ........................................ — 219,331,653 27,911,110 247,242,763
United States .......................................... — 2,486,645,390 65,964,588 2,552,609,978
Common Stocks
Belgium ............................................. — 1,587,726 — 1,587,726
Cambodia ............................................ — 554,407 — 554,407
Canada ............................................. 14,830,013 — — 14,830,013
Colombia ............................................ 564,974 — — 564,974
Czech Republic ........................................ 542,407 719,891 — 1,262,298
France .............................................. 2,785,290 7,283,015 — 10,068,305
Georgia ............................................. 395,534 — — 395,534
Germany ............................................ 8,793,267 7,059,655 60 15,852,982
Greece .............................................. 930,765 461,564 — 1,392,329
Hungary ............................................. — 1,671,540 — 1,671,540
India ............................................... 3,141,800 12,370,375 — 15,512,175
Indonesia ............................................ 3,184,785 4,610,988 — 7,795,773
Italy ................................................ — 10,176,978 — 10,176,978
Japan ............................................... — 6,466,591 — 6,466,591
Kazakhstan ........................................... 1,659,319 622,574 — 2,281,893
Malaysia ............................................. — 2,308,921 — 2,308,921
Netherlands ........................................... — 809,913 — 809,913
Philippines ........................................... 880,169 2,715,524 — 3,595,693
Poland .............................................. — 2,833,872 — 2,833,872
Romania ............................................. — 366,004 — 366,004
Singapore ............................................ 1,225,986 — — 1,225,986
Sweden ............................................. — 769,922 — 769,922
Thailand ............................................. 3,303,928 734,042 — 4,037,970
Turkey .............................................. 1,031,874 1,568,167 — 2,600,041
United Kingdom ........................................ 14,162,960 — 51 14,163,011
United States .......................................... 494,428,219 16,711,443 141,893,984 653,033,646
Corporate Bonds
Argentina ............................................ — 19,211,418 — 19,211,418
Australia ............................................. — 251,320,656 34,401,684 285,722,340
Austria .............................................. — 40,295,036 — 40,295,036
Belgium ............................................. — 83,084,736 — 83,084,736
Brazil ............................................... — 103,916,101 — 103,916,101
Canada ............................................. — 324,603,451 — 324,603,451
Chile ............................................... — 42,310,410 — 42,310,410

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
China ............................................... $ — $ 199,065,363 $ 3,874,079 $ 202,939,442
Colombia ............................................ — 71,410,685 — 71,410,685
Costa Rica ........................................... — 1,505,236 — 1,505,236
Cyprus .............................................. — 7,627,234 — 7,627,234
Czech Republic ........................................ — 21,325,601 — 21,325,601
Denmark ............................................. — 65,712,040 — 65,712,040
Finland .............................................. — 33,313,894 — 33,313,894
France .............................................. — 995,821,764 15,577,664 1,011,399,428
Germany ............................................ — 1,243,664,338 22,533,151 1,266,197,489
Ghana .............................................. — 1,569,638 — 1,569,638
Greece .............................................. — 29,250,962 — 29,250,962
Guatemala ........................................... — 1,507,935 — 1,507,935
Hong Kong ........................................... — 125,396,734 — 125,396,734
India ............................................... — 405,482,192 — 405,482,192
Indonesia ............................................ — 100,625,551 — 100,625,551
Ireland .............................................. — 45,150,541 — 45,150,541
Israel ............................................... — 30,547,227 — 30,547,227
Italy ................................................ — 706,168,643 42,951,794 749,120,437
Jamaica ............................................. — 7,854,513 206,373 8,060,886
Japan ............................................... — 192,147,780 — 192,147,780
Jersey, Channel Islands ................................... — 85,164,773 49,615,000 134,779,773
Kuwait .............................................. — 3,942,645 — 3,942,645
Luxembourg .......................................... — 327,738,143 4,459,492 332,197,635
Macau .............................................. — 97,810,854 — 97,810,854
Malaysia ............................................. — 17,487,703 — 17,487,703
Mexico .............................................. — 34,262,364 — 34,262,364
Netherlands ........................................... — 299,816,603 — 299,816,603
Nigeria .............................................. — 12,632,838 — 12,632,838
Norway .............................................. — 11,874,260 — 11,874,260
Panama ............................................. — 359,362 — 359,362
Peru ................................................ — 8,554,452 — 8,554,452
Philippines ........................................... — 124,074,908 — 124,074,908
Portugal ............................................. — 102,491,724 — 102,491,724
Qatar ............................................... — 610,596 — 610,596
Saudi Arabia .......................................... — 19,355,269 — 19,355,269
Singapore ............................................ — 78,456,510 7,423,952 85,880,462
Slovenia ............................................. — 21,078,212 — 21,078,212
South Africa ........................................... — 50,443,386 — 50,443,386
South Korea .......................................... — 131,496,579 — 131,496,579
Spain ............................................... — 500,565,044 22,271,914 522,836,958
Sweden ............................................. — 117,120,037 — 117,120,037
Switzerland ........................................... — 297,935,599 — 297,935,599
Thailand ............................................. — 47,790,643 — 47,790,643
Turkey .............................................. — 6,265,905 — 6,265,905
Ukraine ............................................. — 41,760,419 — 41,760,419
United Arab Emirates .................................... — 32,029,861 — 32,029,861
United Kingdom ........................................ — 1,388,560,779 5,603,189 1,394,163,968
United States .......................................... — 4,867,796,227 565,830,014 5,433,626,241
Uzbekistan ........................................... — 12,408,223 — 12,408,223
Vietnam ............................................. — 14,924,324 — 14,924,324
Zambia .............................................. — 7,722,233 — 7,722,233
Fixed Rate Loan Interests .................................. — — 145,481,364 145,481,364
Floating Rate Loan Interests
Australia ............................................. — 988,426 — 988,426
Austria .............................................. — 3,115,878 — 3,115,878
Belgium ............................................. — 9,473,931 — 9,473,931
Canada ............................................. — 14,006,527 — 14,006,527
Cayman Islands ........................................ — — 16,210,487 16,210,487
Finland .............................................. — 11,429,004 — 11,429,004
France .............................................. — 88,059,787 — 88,059,787
Germany ............................................ — 72,215,933 — 72,215,933
Ireland .............................................. — 15,323,837 18,525,551 33,849,388
Jersey, Channel Islands ................................... — — 16,985,564 16,985,564
Luxembourg .......................................... — 101,796,786 14,446,614 116,243,400
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ — $ 79,418,907 $ 6,376,302 $ 85,795,209
New Zealand .......................................... — — 15,542,339 15,542,339
Norway .............................................. — 4,723,588 — 4,723,588
Spain ............................................... — 53,231,445 52,050,164 105,281,609
Sweden ............................................. — 10,860,446 — 10,860,446
United Kingdom ........................................ — 131,922,701 142,459,027 274,381,728
United States .......................................... — 907,452,535 428,928,399 1,336,380,934
Foreign Agency Obligations ................................. — 526,423,378 — 526,423,378
Foreign Government Obligations .............................. — 4,962,419,883 — 4,962,419,883
Grantor Trust ........................................... 89,715,136 — — 89,715,136
Investment Companies .................................... 488,262,656 — — 488,262,656
Municipal Bonds ......................................... — 404,113,435 — 404,113,435
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 25,892,686 — 25,892,686
Cayman Islands ........................................ — 15,929,387 — 15,929,387
Ireland .............................................. — 80,821,962 — 80,821,962
Italy ................................................ — 28,640,208 — 28,640,208
Netherlands ........................................... — 8,982,033 — 8,982,033
Switzerland ........................................... — 3,375 — 3,375
United Kingdom ........................................ — 503,541,905 — 503,541,905
United States .......................................... — 3,727,067,061 102,377,485 3,829,444,546
Preferred Securities
Brazil ............................................... — — 11,459,188 11,459,188
China ............................................... — — 53,558,757 53,558,757
Germany ............................................ — — — —
Israel ............................................... — — 13,662,670 13,662,670
Spain ............................................... — 10,501,033 — 10,501,033
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 6,687,958 6,687,958
United States .......................................... 5,325,415 36,898,013 449,264,536 491,487,964
U.S. Government Sponsored Agency Securities .................... — 10,947,229,874 — 10,947,229,874
U.S. Treasury Obligations ................................... — 398,095,009 — 398,095,009
Warrants .............................................. 588,356 6,650,631 35,428,726 42,667,713
Short-Term Securities
Borrowed Bond Agreements ................................. — 239,746,377 — 239,746,377
Foreign Government Obligations .............................. — 86,007,106 — 86,007,106
Money Market Funds ...................................... 854,806,870 — — 854,806,870
U.S. Treasury Obligations ................................... — 164,322,611 — 164,322,611
Options Purchased
Commodity contracts ...................................... 1,516,460 — — 1,516,460
Credit contracts .......................................... — 91,286 — 91,286
Equity contracts .......................................... 18,035,475 4,952,929 — 22,988,404
Foreign currency exchange contracts ........................... — 63,804,176 — 63,804,176
Interest rate contracts ...................................... 4,130,041 31,874,879 — 36,004,920
Other contracts .......................................... — 4,932 — 4,932
Unfunded Floating Rate Loan Interests
(a)
........................... — 978 272,251 273,229
Unfunded commitments
(b)
..................................... — — 3,696,632 3,696,632
Liabilities
Investments
Borrowed Bonds ......................................... — (236,495,716) — (236,495,716)
TBA Sale Commitments .................................... — (3,484,376,718) — (3,484,376,718)
Unfunded Floating Rate Loan Interests
(a)
........................... — (37,223) (150,467) (187,690)
$ 2,014,241,699 $ 40,336,213,719 $ 2,557,675,248 $ 44,908,130,666
Investments valued at NAV
(c)
...................................... 30,824,080
$ 44,938,954,746
Derivative Financial Instruments
(d)
Assets
Commodity contracts ....................................... $ 118,841 $ — $ — $ 118,841
Credit contracts ........................................... — 18,450,197 — 18,450,197
Equity contracts ........................................... 4,075,503 11,861,880 — 15,937,383
Foreign currency exchange contracts ............................ — 280,480,494 — 280,480,494
Interest rate contracts ....................................... 163,838,215 383,349,579 — 547,187,794
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ 2,075,320 $ — $ 2,075,320
Liabilities
Commodity contracts ....................................... (67,393) — — (67,393)
Credit contracts ........................................... — (21,791,701) — (21,791,701)
Equity contracts ........................................... (7,855,964) (2,526,583) — (10,382,547)
Foreign currency exchange contracts ............................ — (102,319,549) — (102,319,549)
Interest rate contracts ....................................... (43,464,605) (647,476,216) — (690,940,821)
Other contracts ........................................... — (1,279,327) — (1,279,327)
$ 116,644,597 $ (79,175,906) $ — $ 37,468,691
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investment
Companies
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 130,976,062 $ 77,139,022 $ 540,614,614 $ 88,154,978 $ 727,543,256 $ 16,854,730
Transfers into Level 3 ............................................. — — 6,475,014 — — —
Transfers out of Level 3 ............................................ (37,876,170) — — — — —
Other
(a)
....................................................... — (12,671,507) — — — (16,854,730)
Accrued discounts/premiums ......................................... (2,326,035) — 3,481,047 117,576 191,806 —
Net realized gain (loss) ............................................ (14,682,520) (1,272,168) (1,422,902) 83,815 334,242 —
Net change in unrealized appreciation (depreciation)
(b) (c)
....................... 14,102,791 21,774,685 (8,538,503) (635,614) (4,919,293) —
Purchases ..................................................... 67,695,069 62,641,691 338,742,929 180,712,393 726,243,609 —
Sales ........................................................ (50,119,898) (5,717,628) (104,603,893) (122,951,784) (737,869,173) —
Closing balance, as of December 31, 2024 ................................
$ 107,769,299 $ 141,894,095 $ 774,748,306 $ 145,481,364 $ 711,524,447 $ —
Net change in unrealized appreciation (depreciation) on investments still held at December
31, 2024
(c)
...................................................
$ 1,779,175 $ 20,200,892 $ (4,779,883) $ (599,047) $ (12,269,495) $ —
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 140,558,506 $ 298,734,094 $ 7,197,193 $ 2,087,315 $ 10,297,993 $ 2,040,157,763
Transfers into Level 3 ............................................. — 15,957,567 — — 940,426 23,373,007
Transfers out of Level 3 ............................................ (2,527,170) — — — (40,407) (40,443,747)
Other
(a)
....................................................... — 29,526,237 — — — —
Accrued discounts/premiums ......................................... 1,383,052 — — — — 2,847,446
Net realized gain (loss) ............................................ 297,098 70,821 — — — (16,591,614)
Net change in unrealized appreciation (depreciation)
(b) (c)
....................... 2,807,345 (20,857,635) (3,500,561) (1,965,531) 21,081,412 19,349,096
Purchases ..................................................... 2,882,193 235,925,869 — — 3,149,302 1,617,993,055
Sales ........................................................ (43,023,539) (24,723,843) — — — (1,089,009,758)
Closing balance, as of December 31, 2024 ................................
$ 102,377,485 $ 534,633,110 $ 3,696,632 $ 121,784 $ 35,428,726 $ 2,557,675,248
Net change in unrealized appreciation (depreciation) on investments still held at December
31, 2024
(c)
...................................................
$ 2,807,198 $ (29,283,029) $ (3,500,561) $ (1,965,531) $ 21,719,565 $ (5,890,716)
(a)
Certain Level 3 investments were re-classified between Common Stocks, Investment Companies and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $449,892,754.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $83,290,514 as of December 31, 2024.
See notes to consolidated financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 68,480,989 Income Discount Rate 8% – 8% 8%
Common Stocks ............................. 136,574,261 Market Revenue Multiple 2.10x – 21.00x 6.37x
Volatility 75% —
Time to Exit 5.3 years —
EBITDA Multiple 22.95x —
Discount for lack of
Marketability
8% —
Income Discount Rate 10% – 15% 12%
Corporate Bonds ............................. 638,312,894 Income Discount Rate 5% – 34% 11%
Market Revenue Multiple 1.13x —
Time to Exit 1.0 year —
Volatility 50% – 95% 52%
Fixed Rate Loan Interests ........................ 71,445,832 Income Discount Rate 8% – 12% 9%
Floating Rate Loan Interests ...................... 614,306,285 Income Discount Rate 5% – 16% 9%
Estimated Recovery
Value
44% —
Market EBITDA Multiple 14.00x —
Non-Agency Mortgage-Backed Securities .............. 22,745,138 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 533,074,227 Market Revenue Multiple 1.13x – 21.00x 9.25x
Volatility 37% – 95% 62%
Time to Exit 0.5 – 5.0 years 2.5years
Direct Profit Multiple 4.00x —
Gross Profit Multiple 17.75x —
EBITDA Multiple 7.25x – 16.25x 15.42x
EBITDAR Multiple 9.50x —
Market Adjustment
Multiple
1.00x – 1.80x 1.26x
Income Discount Rate 9% – 15% 12%
Warrants .................................. 22,842,868 Market Revenue Multiple 3.10x – 11.76x 10.27x
Volatility 38% – 80% 63%
Time to Exit 0.5 – 5.3 years 3.4 years
Income
Discount for lack of
Marketability
8% —
$ 2,107,782,494

Consolidated Statements of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 2,064,309,318 $ 47,477,223,207
Investments, at value — affiliated
(c)
........................................................................... 12,779,313 1,178,821,802
Cash .............................................................................................. 6,760,682 21,691,078
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 37,976,265
Futures contracts ..................................................................................... 1,346,820 218,135,000
Centrally cleared swaps ................................................................................. 7,688,000 345,136,573
Foreign currency, at value
(d)
................................................................................ 3,499,292 390,395,849
Receivables: – –
Investment s sold ..................................................................................... 22,494,615 92,729,364
Securities lending income — affiliated ....................................................................... — 118,001
Swaps   ........................................................................................... — 1,098,892
TBA sale commitments ................................................................................. 6,253,343 3,543,628,737
Capital shares sold .................................................................................... 8,627,715 69,802,224
Dividends — unaffiliated ................................................................................ 13,750 479,846
Dividends — affiliated .................................................................................. 29,311 2,451,445
Interest — unaffiliated .................................................................................. 8,884,260 390,641,384
From the Manager .................................................................................... 180,066 —
Variation margin on futures contracts ........................................................................ 114,375 18,684,967
Variation margin on centrally cleared swaps ................................................................... — 765,512
Swap premiums paid .................................................................................... — 76,878,565
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 1,141,707 280,480,494
OTC swaps ......................................................................................... — 39,515,804
Unfunded floating rate loan interests ........................................................................ — 273,229
Unfunded commitments ................................................................................. — 3,696,632
Prepaid e xpenses ...................................................................................... 91,451 886,658
Total a ssets ..........................................................................................
2,144,214,018 54,191,511,528
LIABILITIES
Cash received:
Collateral — borrowed bond agreements ...................................................................... — 360,000
Collateral — OTC derivatives ............................................................................. 710,041 39,001,105
Collateral — TBA commitments ............................................................................ — 10,899,000
Borrowed bonds, at value
(e)
................................................................................ — 236,495,716
Collateral on securities loaned .............................................................................. — 274,699,772
Options written, at value
(f)
................................................................................. 939,086 162,444,998
TBA sale commitments, at value
(g)
........................................................................... 6,249,079 3,484,376,718
Reverse repurchase agreements, at value ...................................................................... 221,113,960 —

Consolidated Statements of Assets and Liabilities
(continued)
December 31, 2024

Consolidated Statements of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Payables: – –
Investments purchased ................................................................................. 99,043,930 9,490,661,315
Bank borrowings ..................................................................................... — 135,341,131
Accounting services fees ................................................................................ 88,119 1,172,583
Dividends on short sales ................................................................................ — 204,193
Administration fees .................................................................................... 61,760 1,736,792
Capital shares redeemed ................................................................................ 7,687,049 101,401,890
Custodian fees ....................................................................................... 29,227 1,119,921
Deferred capital gain tax ................................................................................ — 1,305,544
Income dividend distributions ............................................................................. 655,046 14,340,975
Interest expense ..................................................................................... 2,511 2,123,270
Investment advisory fees ................................................................................ 356,444 15,128,979
Trustees' and Officer's fees .............................................................................. 1,221 852,170
Other affiliate fees .................................................................................... 2,201 47,833
Professional fees ..................................................................................... 65,115 842,032
Registration fees ..................................................................................... 3,440 —
Service and distribution fees .............................................................................. 81,689 296,951
Transfer agent fees ................................................................................... 653,948 7,047,310
Other accrued expenses ................................................................................ 12,561 1,244,457
Variation margin on futures contracts ........................................................................ 17,517 4,254,739
Variation margin on centrally cleared swaps ................................................................... 214,494 —
Swap premiums received ................................................................................. — 21,728,801
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 363,497 80,126,412
OTC swaps ......................................................................................... — 77,000,518
Unfunded floating rate loan interests ........................................................................ — 187,690
Total li abilities .........................................................................................
338,351,935 14,166,442,815
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,805,862,083 $ 40,025,068,713
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,263,644,567 $ 43,306,147,441
Accumulated loss ...................................................................................... (457,782,484) (3,281,078,728)
NET ASSETS .........................................................................................
$ 1,805,862,083 $ 40,025,068,713
(a)
  Investments, at cost — unaffiliated ................................................................... $ 2,178,332,246 $ 48,744,712,160
(b)
  Securities loaned, at value ........................................................................ $ — $ 268,145,739
(c)
  Investments, at cost — affiliated ..................................................................... $ 13,146,578 $ 1,151,732,005
(d)
  Foreign currency, at cost ......................................................................... $ 3,605,465 $ 399,452,978
(e)
  Proceeds received from borrowed bonds ............................................................... $ — $ 274,195,402
(f)
  Premiums received ............................................................................. $ 1,144,836 $ 117,378,564
(g)
  Proceeds received from TBA sale commitments ........................................................... $ 6,253,343 $ 3,543,628,737

Consolidated Statements of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,026,554,174 $ 25,702,728,835
Shares outstanding ...................................................................................
106,935,125 2,712,657,387
Net asset value .....................................................................................
$ 9.60 $ 9.48
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 264,215,058 $ 880,497,931
Shares outstanding ...................................................................................
28,341,232 92,965,658
Net asset value .....................................................................................
$ 9.32 $ 9.47
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 16,102,497 $ 84,317,705
Shares outstanding ...................................................................................
1,815,480 8,904,476
Net asset value .....................................................................................
$ 8.87 $ 9.47
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 498,990,354 $ 13,357,524,242
Shares outstanding ...................................................................................
52,773,258 1,408,712,364
Net asset value .....................................................................................
$ 9.46 $ 9.48
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Consolidated Statements of Operations
Year Ended December 31, 2024

Consolidated Statements of Operations
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 55,318 $ 24,031,027
Dividends — affiliated .................................................................................. 343,785 95,972,743
Interest — unaffiliated .................................................................................. 91,044,214 2,184,561,825
Securities lending income — affiliated — net .................................................................. — 918,144
Foreign taxes withheld ................................................................................. (7,918) (12,915,040)
Foreign withholding tax claims ............................................................................ — 69,290
Total investment income ..................................................................................
91,435,399 2,292,637,989
EXPENSES
Investment advisory ................................................................................... 4,822,003 172,487,866
Transfer agent — class specific ........................................................................... 2,895,467 23,455,681
Service and distribution — class specific ..................................................................... 957,985 3,224,932
Administration ...................................................................................... 774,726 11,936,072
Administration — class specific ........................................................................... 393,501 7,615,715
Accounting services ................................................................................... 168,849 2,168,252
Professional ........................................................................................ 109,392 2,164,803
Registration ........................................................................................ 100,025 753,857
Custodian .......................................................................................... 73,905 2,594,953
Trustees and Officer ................................................................................... 39,924 813,205
Miscellaneous ....................................................................................... 38,315 1,446,417
Total expenses excluding dividend expense and interest expense ......................................................
10,374,092 228,661,753
Dividend expense — unaffiliated ........................................................................... — 23,650
Interest expense ..................................................................................... 14,744,151 31,377,887
Total e xpenses ........................................................................................
25,118,243 260,063,290
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (393,501) (579)
Fees waived and/or reimbursed by the Manager ................................................................ (437,783) (2,458,608)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (2,180,990) —
Total ex penses after fees waived and/or reimbursed ...............................................................
22,105,969 257,604,103
Net investment income ...................................................................................
69,329,430 2,035,033,886

Consolidated Statements of Operations
(continued)
Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
REALIZED AND UNREALIZED GAIN (LOSS) $ (32,204,173) $ (42,473,934)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... $ (84,035,171) $ (90,679,466)
Investments — affiliated .............................................................................. (113,210) 30,254,585
Borrowed bonds ................................................................................... — 42,103,060
Capital gain distributions from underlying funds — affiliated ....................................................... — 5,513
Forward foreign currency exchange contracts ................................................................ 4,944,339 759,232,727
Foreign currency transactions .......................................................................... (1,075,063) (142,346,679)
Futures contracts ................................................................................... 7,242,162 (27,529,483)
Options written .................................................................................... 3,288,148 216,039,060
Payment by affiliate ................................................................................. — 9,825
Short sales — affiliated ............................................................................... — (19,763)
Short sales — unaffiliated ............................................................................. — 664,794
Swaps   ......................................................................................... (2,009,214) (276,329,678)
(71,758,009) 511,404,495
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 28,649,316 (894,611,772)
Investments — affiliated .............................................................................. 188,756 8,745,488
Borrowed bonds ................................................................................... — 16,287,702
Forward foreign currency exchange contracts ................................................................ 837,182 320,739,214
Foreign currency translations ........................................................................... (169,287) (3,922,235)
Futures contracts ................................................................................... 10,463,412 333,279,995
Options written .................................................................................... 839,437 (51,975,828)
Short sales — unaffiliated ............................................................................. — 115,848
Swaps   ......................................................................................... (1,254,980) (277,034,506)
Unfunded floating rate loan interests ...................................................................... — (2,001,776)
Unfunded commitments .............................................................................. — (3,500,561)
39,553,836 (553,878,431)
Net realized and unrealized loss .............................................................................
(32,204,173) (42,473,936)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 37,125,257 $ 1,992,559,950
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (110,555)
(b)
  Net of increase in deferred capital gain tax of .................................................................. $ — $ (1,228,948)

Consolidated Statements of Changes in Net Assets

Consolidated Statements of Changes in Net Assets
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 69,329,430 $ 81,493,846 $ 2,035,033,886 $ 1,787,607,361
Net realized gain (loss) ............................................ (71,758,009) (155,194,672) 511,404,495 (1,266,229,120)
Net change in unrealized appreciation (depreciation) ........................ 39,553,836 158,253,913 (553,878,431) 2,030,547,848
Net increase in net assets resulting from operations ...........................
37,125,257 84,553,087 1,992,559,950 2,551,926,089
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (39,823,064) (45,875,910) (1,174,813,848) (1,046,868,306)
Investor A .................................................... (10,197,756) (12,622,429) (42,048,463) (40,071,450)
Investor C .................................................... (590,600) (906,231) (3,316,554) (3,603,287)
Class K ...................................................... (19,557,603) (20,902,312) (596,210,527) (414,830,127)
Return of capital: – – – –
Institutional ................................................... — (1,539,532) — (108,729,520)
Investor A .................................................... — (445,999) — (4,161,889)
Investor C .................................................... — (38,373) — (374,243)
Class K ...................................................... — (699,669) — (43,084,961)
Decrease in net assets resulting from distributions to shareholders .................
(70,169,023) (83,030,455) (1,816,389,392) (1,661,723,783)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(301,609,791) (545,679,117) 3,742,070,388 (2,542,917,341)
NET ASSETS
Total increase (decrease) in net assets ................................... (334,653,557) (544,156,485) 3,918,240,946 (1,652,715,035)
Beginning of year ..................................................
2,140,515,640 2,684,672,125 36,106,827,767 37,759,542,802
End of year ......................................................
$ 1,805,862,083 $ 2,140,515,640 $ 40,025,068,713 $ 36,106,827,767
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Statement of Cash Flows

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
CASH PROVIDED BY OPERATING ACTIVITIES –
Net increase in net assets resulting from operations ............................................................................... $ 37,125,257
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities: —
Proceeds from sales of long-term investments ................................................................................. 5,849,714,160
Purchases of long-term investments ....................................................................................... (5,509,727,728)
Net proceeds from sales of short-term securities ............................................................................... 15,237,396
Amortization of premium and accretion of discount on investments ................................................................... (60,414,660)
Premiums received from options written ..................................................................................... (2,498,636)
Net realized (gain) loss on investments and options written ........................................................................ 80,860,233
Net unrealized (appreciation) depreciation on investments , options written , swaps , forward foreign currency exchange contracts and foreign currency translations ... (30,345,404)
(Increase) Decrease in Assets:
Receivables: —
Dividends — affiliated ............................................................................................... 1,432
Dividends — unaffiliated .............................................................................................. 2,850
Interest — unaffiliated ............................................................................................... 143,367
From the Manager .................................................................................................. 969
Variation margin on futures contracts ..................................................................................... 222,277
Prepaid expenses .................................................................................................... 2,640
Increase (Decrease) in Liabilities: —
Cash received: —
Collateral — OTC derivatives .......................................................................................... 710,041
Collateral — TBA commitments ......................................................................................... (1,760,000)
Payables: —
Administration fees ................................................................................................. (9,585)
Service and distribution fees ........................................................................................... (24,063)
Interest expense   .................................................................................................. (1,031,880)
Interest expense and fees ............................................................................................ (112,407)
Investment advisory fees ............................................................................................. (49,396)
Trustees' and Officer's fees ............................................................................................ (4,686)
Other affiliates .................................................................................................... 2,201
Professional fees .................................................................................................. 14,093
Variation margin on futures contracts ..................................................................................... (424,579)
Variation margin on centrally cleared swaps ................................................................................. 131,212
Other accrued expenses ............................................................................................. (179,778)
Net cash provided by operating activities ......................................................................................
377,585,326
CASH USED FOR FINANCING ACTIVITIES
Cash dividends paid to shareholders ......................................................................................... (872,406)
Payments on redemption of capital shares ..................................................................................... (850,746,457)
Proceeds from issuance of capital shares ..................................................................................... 473,920,766
Net borrowing of reverse repurchase agreements ................................................................................ (13,442,994)
Net cash used for financing activities ......................................................................................... (391,141,091)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations .................................................................................
(94,102)
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency .................................................................. (13,649,867)
Restricted and unrestricted cash and foreign currency at beginning of year ...............................................................
32,944,661
Restricted and unrestricted cash and foreign currency at end of year ................................................................... $ 19,294,794
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense ..................................................................................
$ 14,856,558
NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends and distributions paid to shareholders .....................................................
$ 68,710,972

Consolidated Statement of Cash Flows
(continued)
Year Ended December 31, 2024

Consolidated Statement of Cash Flows
See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH  AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES: 19,294,794
Cash ........................................................................................................... $ 6,760,682
Cash pledged: —
Futures contracts ................................................................................................. 1,346,820
Centrally cleared swaps ............................................................................................. 7,688,000
Foreign currency, at value ............................................................................................. 3,499,292
$ 19,294,794

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 9.77  $ 9.76  $ 11.82  $ 11.91  $ 10.82
Net investment income
(a)
...................................
0 .35  0 .33  0 .76  0 .59  0 .16
Net realized and unrealized gain (loss) ..........................
( 0 .17 ) 0 .02  ( 2 .06 ) 0 .08  1 .11
Net increase (decrease) from investment operations .................. 0.18  0.35  (1.30) 0.67  1.27
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .35 ) ( 0 .33 ) ( 0 .66 ) ( 0 .58 ) ( 0 .18 )
From net realized gain ..................................... —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................................... —  ( 0 .01 ) —  —  —
Total distributions .......................................... (0.35) (0.34) (0.76) (0.76) (0.18)
Net asset value, end of year ................................. $ 9.60  $ 9.77  $ 9.76  $ 11.82  $ 11.91
Total Return
(c)
Based on net asset value .................................... 1.86% 3.63% (11.40)% 5.75% 11.75%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.27% 1.01% 0.75%
(e)
0.56%
(f)
0.61%
Total expenses after fees waived and/or reimbursed ..................
1.09% 0.85% 0.62%
(e)
0.39%
(f)
0.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.34% 0.35% 0.40%
(e)
0.38%
(f)
0.34%
Net investment income .....................................
3.56% 3.39% 7.14% 4.92% 1.39%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,026,554  $ 1,200,730  $ 1,524,659  $ 2,093,224  $ 1,260,218
Portfolio turnover rate
(g)
...................................... 227% 197% 293% 246% 330%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
172% 145% 235% 246% 319%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 9.49  $ 9.48  $ 11.50  $ 11.60  $ 10.55
Net investment income
(a)
...................................
0 .31  0 .30  0 .70  0 .55  0 .13
Net realized and unrealized gain (loss) ..........................
( 0 .16 ) 0 .02  ( 2 .00 ) 0 .07  1 .08
Net increase (decrease) from investment operations .................. 0.15  0.32  (1.30) 0.62  1.21
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) ( 0 .54 ) ( 0 .16 )
From net realized gain ..................................... —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................................... —  ( 0 .01 ) —  —  —
Total distributions .......................................... (0.32) (0.31) (0.72) (0.72) (0.16)
Net asset value, end of year ................................. $ 9.32  $ 9.49  $ 9.48  $ 11.50  $ 11.60
Total Return
(c)
Based on net asset value .................................... 1.61% 3.45% (11.71)% 5.45% 11.53%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.57% 1.27% 1.05%
(e)
0.80%
(f)
0.93%
Total expenses after fees waived and/or reimbursed ..................
1.34% 1.10% 0.86%
(e)
0.63%
(f)
0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.59% 0.60% 0.65%
(e)
0.62%
(f)
0.59%
Net investment income .....................................
3.30% 3.17% 6.80% 4.73% 1.18%
Supplemental Data
Net assets, end of year (000) .................................. $ 264,215  $ 334,368  $ 441,529  $ 478,357  $ 457,665
Portfolio turnover rate
(g)
...................................... 227% 197% 293% 246% 330%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
172% 145% 235% 246% 319%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 9.04  $ 9.06  $ 11.01  $ 11.12  $ 10.17
Net investment income
(a)
...................................
0 .23  0 .22  0 .61  0 .44  0 .01
Net realized and unrealized gain (loss) ..........................
( 0 .15 ) 0 .01  ( 1 .93 ) 0 .08  1 .07
Net increase (decrease) from investment operations .................. 0.08  0.23  (1.32) 0.52  1.08
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .25 ) ( 0 .24 ) ( 0 .53 ) ( 0 .45 ) ( 0 .13 )
From net realized gain ..................................... —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................................... —  ( 0 .01 ) —  —  —
Total distributions .......................................... (0.25) (0.25) (0.63) (0.63) (0.13)
Net asset value, end of year ................................. $ 8.87  $ 9.04  $ 9.06  $ 11.01  $ 11.12
Total Return
(c)
Based on net asset value .................................... 0.92% 2.56% (12.35)% 4.73% 10.64%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.17% 1.93% 1.70%
(e)
1.51%
(f)
1.57%
Total expenses after fees waived and/or reimbursed ..................
2.09% 1.85% 1.61%
(e)
1.39%
(f)
1.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.34% 1.35% 1.40%
(e)
1.38%
(f)
1.34%
Net investment income .....................................
2.55% 2.40% 6.15% 3.95% 0.06%
Supplemental Data
Net assets, end of year (000) .................................. $ 16,102  $ 26,278  $ 40,543  $ 50,488  $ 29,358
Portfolio turnover rate
(g)
...................................... 227% 197% 293% 246% 330%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
172% 145% 235% 246% 319%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 9.62  $ 9.61  $ 11.64  $ 11.73  $ 10.65
Net investment income
(a)
...................................
0 .35  0 .33  0 .73  0 .59  0 .17
Net realized and unrealized gain (loss) ..........................
( 0 .16 ) 0 .02  ( 2 .01 ) 0 .08  1 .09
Net increase (decrease) from investment operations .................. 0.19  0.35  (1.28) 0.67  1.26
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .35 ) ( 0 .33 ) ( 0 .65 ) ( 0 .58 ) ( 0 .18 )
From net realized gain ..................................... —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................................... —  ( 0 .01 ) —  —  —
Total distributions .......................................... (0.35) (0.34) (0.75) (0.76) (0.18)
Net asset value, end of year ................................. $ 9.46  $ 9.62  $ 9.61  $ 11.64  $ 11.73
Total Return
(c)
Based on net asset value .................................... 1.98% 3.67% (11.38)% 5.80% 11.85%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.09% 0.85% 0.61%
(e)
0.38%
(f)
0.43%
Total expenses after fees waived and/or reimbursed ..................
1.04% 0.80% 0.56%
(e)
0.33%
(f)
0.38%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.29% 0.30% 0.35%
(e)
0.33%
(f)
0.29%
Net investment income .....................................
3.62% 3.43% 7.06% 5.03% 1.48%
Supplemental Data
Net assets, end of year (000) .................................. $ 498,990  $ 579,140  $ 677,942  $ 717,937  $ 460,370
Portfolio turnover rate
(g)
...................................... 227% 197% 293% 246% 330%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
172% 145% 235% 246% 319%

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Amount is greater than $(0.005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Net investment income
(b)
...................................
0 .50  0 .45  0 .29  0 .23  0 .26
Net realized and unrealized gain (loss) ..........................
( 0 .00 )
(c)
0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations .................. 0.50  0.65  (0.57) 0.10  0.70
Distributions
(d)
– – – – –
From net investment income ................................ ( 0 .45 ) ( 0 .38 ) ( 0 .34 ) ( 0 .22 ) ( 0 .30 )
From net realized gain ..................................... —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ......................................... —  ( 0 .04 ) —  —  —
Total distributions .......................................... (0.45) (0.42) (0.38) (0.32) (0.30)
Net asset value, end of year ................................. $ 9.48  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Total Return
(e)
Based on net asset value .................................... 5.41%
(f)
7.26% (5.64)%
(f)
0.96% 7.21%
Ratios to Average Net Assets
(g)
Total expen ses ...........................................
0.70% 0.76% 0.70% 0.68% 0.73%
Total expenses after fees waived and/or reimbursed ..................
0.70% 0.75% 0.69% 0.68% 0.72%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding taxes
0.61% 0.62% 0.60% 0.61% 0.60%
Net investment income .....................................
5.32% 4.89% 3.02% 2.23% 2.62%
Supplemental Data
Net assets, end of year (000) .................................. $ 25,702,729  $ 23,850,574  $ 27,215,944  $ 33,577,122  $ 25,026,882
Portfolio turnover rate
(h)
...................................... 1,117%
(i)
1,005%
(i)
894% 1,155% 1,515%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
714% 728% 673% 755% 1,030%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of year ...........................
$ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Net investment income
(b)
.................................
0 .48  0 .43  0 .26  0 .20  0 .23
Net realized and unrealized gain (loss) ........................
( 0 .02 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations ................ 0.46  0.63  (0.60) 0.07  0.67
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .42 ) ( 0 .36 ) ( 0 .31 ) ( 0 .19 ) ( 0 .27 )
From net realized gain ................................... —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ....................................... —  ( 0 .04 ) —  —  —
Total distributions ........................................ (0.42) (0.40) (0.35) (0.29) (0.27)
Net asset value, end of year ............................... $ 9.47  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Total Return
(d)
Based on net asset value .................................. 5.03%
(e)
7.00% (5.91)%
(e)
0.67% 6.90%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
0.96% 1.01% 0.98% 0.97% 1.02%
Total expenses after fees waived and/or reimbursed ................
0.95% 1.01% 0.97% 0.97% 1.01%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding taxes ..............................................
0.87% 0.87% 0.88% 0.90% 0.89%
Net investment income ...................................
5.06% 4.64% 2.73% 1.96% 2.34%
Supplemental Data
Net assets, end of year (000) ................................ $ 880,498  $ 1,001,600  $ 1,118,485  $ 1,387,829  $ 1,583,745
Portfolio turnover rate
(g)
.................................... 1,117%
(h)
1,005%
(h)
894% 1,155% 1,515%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
714% 728% 673% 755% 1,030%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of year ..........................
$ 9.43  $ 9.20  $ 10.14  $ 10.36  $ 9.96
Net investment income
(b)
................................
0 .41  0 .36  0 .19  0 .13  0 .16
Net realized and unrealized gain (loss) .......................
( 0 .02 ) 0 .20  ( 0 .85 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations ............... 0.39  0.56  (0.66) —  0.60
Distributions
(c)
– – – – –
From net investment income ............................. ( 0 .35 ) ( 0 .30 ) ( 0 .24 ) ( 0 .12 ) ( 0 .20 )
From net realized gain .................................. —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ...................................... —  ( 0 .03 ) —  —  —
Total distributions ....................................... (0.35) (0.33) (0.28) (0.22) (0.20)
Net asset value, end of year .............................. $ 9.47  $ 9.43  $ 9.20  $ 10.14  $ 10.36
Total Return
(d)
Based on net asset value ................................. 4.27%
(e)
6.23% (6.48)%
(e)
(0.04)% 6.14%
Ratios to Average Net Assets
(f)
Total expen ses ........................................
1.69% 1.74% 1.70% 1.68% 1.75%
Total expenses after fees waived and/or reimbursed ...............
1.68% 1.73% 1.69% 1.67% 1.74%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding taxes .............................................
1.60% 1.60% 1.60% 1.61% 1.62%
Net investment income ..................................
4.34% 3.90% 1.97% 1.25% 1.59%
Supplemental Data
Net assets, end of year (000) ............................... $ 84,318  $ 97,046  $ 129,029  $ 200,734  $ 247,844
Portfolio turnover rate
(g)
................................... 1,117%
(h)
1,005%
(h)
894% 1,155% 1,515%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
714% 728% 673% 755% 1,030%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Class K
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of year ...........................
$ 9.44  $ 9.21  $ 10.16  $ 10.38  $ 9.98
Net investment income
(b)
.................................
0 .51  0 .46  0 .30  0 .24  0 .27
Net realized and unrealized gain (loss) ........................
( 0 .01 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations ................ 0.50  0.66  (0.56) 0.11  0.71
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .46 ) ( 0 .39 ) ( 0 .35 ) ( 0 .23 ) ( 0 .31 )
From net realized gain ................................... —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ....................................... —  ( 0 .04 ) —  —  —
Total distributions ........................................ (0.46) (0.43) (0.39) (0.33) (0.31)
Net asset value, end of year ............................... $ 9.48  $ 9.44  $ 9.21  $ 10.16  $ 10.38
Total Return
(d)
Based on net asset value .................................. 5.39%
(e)
7.36% (5.56)%
(e)
1.05% 7.29%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
0.61% 0.67% 0.61% 0.59% 0.65%
Total expenses after fees waived and/or reimbursed ................
0.61% 0.66% 0.60% 0.59% 0.63%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding taxes ..............................................
0.53% 0.53% 0.51% 0.52% 0.52%
Net investment income ...................................
5.41% 5.02% 3.14% 2.33% 2.71%
Supplemental Data
Net assets, end of year (000) ................................ $ 13,357,524  $ 11,157,608  $ 9,296,084  $ 9,940,850  $ 8,585,689
Portfolio turnover rate
(g)
.................................... 1,117%
(h)
1,005%
(h)
894% 1,155% 1,515%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
714% 728% 673% 755% 1,030%

Notes to Consolidated Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Prior Year Reorganization: The Board of Trustees of the Trust (the “Board”) of Strategic Income Opportunities (the “Acquiring Fund”) and the Board and shareholders of
BlackRock Multi-Sector Opportunities Trust II ("MSO 2" or the "Target Fund") approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring
Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each Common Shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such Common
Shareholder’s Target Fund Common Shares, as determined at the close of business on November 10, 2023, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
The Target Fund’s net assets and composition of net assets on November 10, 2023, the valuation date of the reorganization were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $35,331,654,867. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $35,411,936,864. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
The purpose of these transactions was to combine two funds managed by the Manager with same or substantially similar (but not identical) investment objectives and strategies. The reorganization was a tax-free event and was effective on November 13, 2023.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Inflation Protected Bond Portfolio ...................................... Inflation Protected Bond Diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years
Target Fund
Target Fund's
Share Class
Shares Prior
to Reorganization Conversion Ratio
Strategic Income
Opportunities’ Share Class
Shares of Strategic Income
Opportunities
MSO 2 Common 1,181,996 7.50355730 Investor A 8,869,175
Target Fund Net Assets Paid-In Capital Accumulated Loss
MSO 2 $ 80,281,997 $ 119,228,909 $ (38,946,912)
Target Fund
Fair Value
of Investment Cost of Investments
MSO 2 $ 64,193,018 $ 70,394,815

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Assuming the reorganization had been completed on January 1, 2023, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2023, were as follows:
• Net investment income (loss): $1,791,509,530
• Net realized and change in unrealized gain/loss on investments: $764,011,394
• Net increase/decrease in net assets resulting from operations: $2,555,520,924
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund's Consolidated Statements of Operations since November 13, 2023.
Basis of Consolidation: The accompanying consolidated financial statements of Inflation Protected Bond includes the account of Cayman Inflation Protected Bond Portfolio,
Ltd. (the "Inflation Protected Bond Cayman Subsidiary"), which is a wholly-owned subsidiary of Inflation Protected Bond and primarily invests in commodity-related instruments and other derivatives. The Inflation Protected Bond Cayman Subsidiary enables Inflation Protected Bond to hold these commodity-related instruments and satisfy, regulated investment company tax requirements. Inflation Protected Bond may invest up to 25% of its total assets in the Inflation Protected Bond Cayman Subsidiary. The net assets of the Inflation Protected Bond Cayman Subsidiary as of period end were $ 6,306,956, which is 0.3% of Inflation Protected Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Inflation Protected Bond Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Inflation Protected Bond, except that the Inflation Protected Bond Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BlackRock Cayman Strategic Income Opportunities Portfolio
II, Ltd. (the "Strategic Income Opportunities Cayman Subsidiary" or together with the Inflation Protected Bond Cayman Subsidiary, the "Cayman Subsidiaries"), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Strategic Income Opportunities
Cayman Subsidiary enables Strategic Income Opportunities to hold these commodity-related instruments and satisfy, regulated investment company tax requirements.
Strategic Income Opportunities may invest up to 25% of its total assets in the Strategic Income Opportunities Cayman Subsidiary. The net assets of the Strategic Income
Opportunities Cayman Subsidiary as of period end were $129,808,311, which is 0.3% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Strategic Income Opportunities Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities, except that the Strategic Income Opportunities Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2023-2 LLC, which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of SIO Neptunite 2023-2 LLC as of period end were $39,183,062 which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. SIO Neptunite 2023-2 LLC is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
SIO Neptunite 2023-2 LLC has entered into a credit agreement with Mizuho Bank, Ltd. that established a non-recourse, revolving credit facility with a maximum commitment of up to $200 million (the “Mizuho Facility”) as leverage for investment purposes. The Mizuho Facility has the following terms: an upfront fee of 0.15% of the maximum commitment and interest at a rate equal to three-month Secured Overnight Financing Rate (“SOFR”) on the date the loan is made plus 1.60% per annum on amounts borrowed. There are no commitment fees or unused fees associated with the Mizuho Facility. The agreement expires on July 6, 2025 unless extended or renewed. SIO
Neptunite 2023-2 LLC's borrowings are secured by eligible securities held in its portfolio of investments.
During the period, SIO Neptunite 2023-2 paid the upfront fee associated with the agreement. The upfront fees and interest associated with the agreement are included in the
Consolidated Statements of Operations as interest expense and fees, if any. Advances to SIO Neptunite 2023-2 LLC as of period end, if any, are shown in the Consolidated
Statements of Assets and Liabilities as bank borrowings. For the year ended December 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under SIO Neptunite 2023-2 LLC’s credit agreement were as follows:
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BR-SIP Subsidiary, LLC (the “Taxable Subsidiary” or together with the Cayman Subsidiaries and SIO Neptunite 2023-2 LLC the “Subsidiaries”), which is a wholly-owned taxable subsidiary of Strategic Income Opportunities. The Taxable
Subsidiary enables Strategic Income Opportunities to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated
Statements of Operations for Strategic Income Opportunities. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for Strategic Income Opportunities. Taxes payable or deferred as of December 31, 2024, if any, are disclosed in the
Consolidated Statements of Assets and Liabilities. Strategic Income Opportunities may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the
Taxable Subsidiary as of period end were $27,497,584, which is 0.1% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
SIO Neptunite 2023-2 ........................................................... $ 13 5 , 341 , 131 $ 95, 343 , 144 7.44%

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Cash: The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high credit-quality financial institution to minimize credit risk exposure.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Consolidated
Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Cayman Subsidiary, are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the  trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each
Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2024, certain investments of Strategic Income Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, Strategic
Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities
and Consolidated Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded commitments:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities Chrysaor Bidco SARL, Delayed Draw 1st Lien Term Loan ...... $ 172,389 $ 192,660 $ 179,401 $ (13,259)
Strategic Income
Opportunities
CoreWeave Compute Acquisition Co. III LLC, Delayed Draw 1st
Lien Term Loan .................................. 36,299,044 35,754,558 36,026,801 272,243
Strategic Income
Opportunities Eleda Management AB, Delayed Draw 1st Lien Term Loan ..... 546,881 592,880 568,916 (23,964)
Strategic Income
Opportunities GEAR M Illawarra Met Coal Pty. Ltd., 1st Lien Term Loan ...... 25,000,000 25,875,000 25,875,000 –
Strategic Income
Opportunities HP LQ Investment LP, 1st Lien Term Loan ................ 1,356,729 1,356,721 1,356,729 8
Strategic Income
Opportunities Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 4,535,731 4,535,731 4,496,270 (39,461)
Strategic Income
Opportunities Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 34,568 34,395 34,624 229
Strategic Income
Opportunities Seashell Bidco SL, Delayed Draw Facility 1st Lien Term Loan B . 6,810,075 7,165,220 7,054,214 (111,006)
Strategic Income
Opportunities Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 1,187,656 1,184,687 1,185,436 749
$ 85,539
Fund Name Investment Name Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-1 ............ $ 6,150,147 $ 6,150,147 $ 6,523,155 $ 373,008
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-2 ............ 29,771,087 29,771,087 33,094,711 3,323,624
$ 3,696,632

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.  Such agreements may obligate a fund to make future cash payments. As of December 31, 2024 , Strategic Income Opportunities had outstanding commitments of $136,920,787.
These commitments are not included in the net assets of Strategic Income Opportunities as of December 31, 2024.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated  Statements of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated  Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Funds were as follows:
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
Fund Name
Average
Amount Outstanding
Weighted
Average Interest
Rates
Inflation Protected Bond ........................................................................... $ 265,983,121 5.21%
Strategic Income Opportunities ...................................................................... 687,680 (0.25)

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
As of period end, the following table is a summary of Inflation Protected Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an
MRA on a net basis:
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the
Consolidated  Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b) (b)
BofA Securities, Inc. .......................... $ (32,525,656) $ 32,471,383 $ — $ (54,273)
Fixed Income Clearing Corporation - BOFA .......... (43,840,662) 43,682,262 — (158,400)
Fixed Income Clearing Corporation - MS ............ (57,209,889) 57,055,839 — (154,050)
Fixed Income Clearing Corporation - NOMU ......... (62,274,490) 62,201,609 — (72,881)
HSBC Securities (USA), Inc. .................... (25,263,263) 25,242,963 — (20,300)
$ (221,113,960) $ 220,654,056 $ — $ (459,904)
(a)
Collateral with a value of $220,654,056 has been pledged in connection with open reverse repurchase agreements.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 17,358,645 $ (17,431,422) $ (72,777) $ — $ — $ — $ — $ — $ (72,777)
Barclays Capital, Inc. ............ 17,415,824 (17,463,880) (48,056) — — — — — (48,056)
BNP Paribas SA ............... 76,579,464 (77,452,643) (873,179) — — 503,030 — 503,030 (370,149)
BofA Securities, Inc. ............. 11,453,250 (11,468,045) (14,795) — — — — — (14,795)
Goldman Sachs & Co. LLC ........ 7,989,975 (7,833,626) 156,349 — — — — — 156,349
Goldman Sachs International ....... 2,732,530 (2,764,914) (32,384) — — — — — (32,384)
J.P. Morgan Securities LLC ........ 2,760,875 (2,753,627) 7,248 — — — — — 7,248
J.P. Morgan Securities plc ......... 24,793,782 (24,847,378) (53,596) — — — — — (53,596)
Nomura Securities International, Inc. .. 16,061,557 (15,754,596) 306,961 — (306,961) — — (306,961) —
RBC Capital Markets LLC ......... 33,930,105 (33,932,225) (2,120) — — — — — (2,120)
RBC Europe Ltd. ............... 28,670,370 (26,916,630) 1,753,740 (1,753,740) — — — (1,753,740) —
$ 239,746,377 $ (238,618,986) $ 1,127,391 $ (1,753,740) $ (306,961) $ 503,030 $ — $ (1,557,671) $ (430,280)
...........................................
(a)
Included in Investments at value-unaffiliated in the Consolidated Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $2,123,270 which is included in interest expense payable in the Consolidated Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk), bitcoin (commodity risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to
As of period end, the following table is a summary of the Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Strategic Income Opportunities
BofA Securities, Inc. ........................... $ 35,519,365 $ (35,519,365) $ — $ —
Citigroup Global Markets, Inc. .................... 109,441,883 (109,441,883) — —
Goldman Sachs & Co. LLC ...................... 73,105,666 (73,105,666) — —
J.P. Morgan Securities LLC ...................... 40,139,087 (40,139,087) — —
Morgan Stanley .............................. 424,703 (424,703) — —
State Street Bank & Trust Co. .................... 3,856,000 (3,856,000) — —
Toronto-Dominion Bank ........................ 5,659,035 (5,659,035) — —
$ 268,145,739 $ (268,145,739) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statements of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value
– unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the
Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated
Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically
“covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated
Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation)
on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the
Consolidated Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated  Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the
Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Inflation Protected Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Inflation
Protected Bond’s net assets:
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds' net assets, which includes the assets of the
Subsidiaries.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $3 billion ..................................................................................................... 0.240
$3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended December 31, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  December 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Inflation Protected Bond ............................................................................ $ 749,920 $ 208,065 $ 957,985
Strategic Income Opportunities ....................................................................... 2,341,872 883,060 3,224,932
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 221,693 $ 59,994 $ 4,161 $ 107,653 $ 393,501
Strategic Income Opportunities ...................................................... 4,947,790 187,350 17,661 2,462,914 7,615,715
Fund Name Institutional
Inflation Protected Bond ..................................................................................................... $ 211,995
Strategic Income Opportunities ................................................................................................ 1,261,720
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 3,921 $ 10,353 $ 1,010 $ 3,102 $ 18,386
Strategic Income Opportunities ...................................................... 47,428 15,149 4,038 25,904 92,519
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 2,109,242 $ 726,722 $ 17,568 $ 41,935 $ 2,895,467
Strategic Income Opportunities ...................................................... 22,222,387 915,097 67,300 250,897 23,455,681
Fund Name Other Fees
Inflation Protected Bond .................................................................................................... $ 1,155
Strategic Income Opportunities ............................................................................................... 16,105

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
For the year ended December 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of
Operations. For the year ended December 31, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Inflation Protected Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the year ended December 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Fund Name Investor A Investor C
Inflation Protected Bond ......................................................................................... $ 109 $ 376
Strategic Income Opportunities .................................................................................... 12,644 4,375
Fund Name
Fees Waived
and/or Reimbursed
by the Manager
Inflation Protected Bond ................................................................................................ $ 3,760
Strategic Income Opportunities ........................................................................................... 1,300,005
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Inflation Protected Bond .................................................................................................... $ 7,894
Strategic Income Opportunities ............................................................................................... 1,158,603
Fund Name Institutional Investor A Investor C Class K
Inflation Protected Bond ................................................................. 0.34% 0.59% 1.34% 0.29%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Inflation Protected Bond ...................................................................................................... $ 426,129
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Inflation Protected Bond
Institutional .................................................................................... $ 221,693 $ 1,555,040
Investor A ..................................................................................... 59,994 576,804
Investor C ..................................................................................... 4,161 7,211
Class K ...................................................................................... 107,653 41,935
$ 393,501 $ 2,180,990
Strategic Income Opportunities
Investor A ..................................................................................... 579 —
$ 579 $ —

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Strategic Income Opportunities retains a portion of the securities lending income and remits the remaining portion to
BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Consolidated Statement of
Operations. For the year ended December 31, 2024, Strategic Income Opportunities paid BIM $197,207 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
Other Transactions: During the year ended December 31, 2024, Strategic Income Opportunities received a reimbursement of $9,825 from an affiliate, which is included in payment by affiliate in the Consolidated Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the  year  ended December 31, 2024 , purchases and sales related to mortgage dollar rolls were as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Inflation Protected Bond ................................................. $ 5,053,535,597 $ 5,556,912,269 $ 205,409,562 $ 161,065,047
Strategic Income Opportunities ............................................ 425,124,374,116 423,615,484,208 45,814,841,357 38,728,670,899
Fund Name Purchases Sales
Inflation Protected Bond ................................................................................. $ 1,262,607,476 $ 1,262,526,785
Strategic Income Opportunities ............................................................................ 167,004,648,985 166,971,579,470

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ Consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these Consolidated financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and income realized from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, classification of investments, the deferral of compensation to Trustees and the realization for tax purposes of unrealized gains on constructive sales.
During the year ended December 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Nd support f
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Strategic Income Opportunities ................................................................. $ (11,709,519) $ 11,709,519
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
Inflation Protected Bond
Ordinary income ........................................................................................... $ 70,169,023 $ 80,306,882
Return of capital ........................................................................................... $ — $ 2,723,573
$ 70,169,023 $ 83,030,455
Strategic Income Opportunities
Ordinary income ........................................................................................... $ 1,816,389,392 $ 1,505,373,170
Return of capital ........................................................................................... — 156,350,613
$ 1,816,389,392 $ 1,661,723,783
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Inflation Protected Bond .................................................... $ 1,572,104 $ (234,444,552) $ (224,910,036) $ (457,782,484)
Strategic Income Opportunities ............................................... 514,637,966 (2,283,049,963) (1,512,666,731) (3,281,078,728)
Fund Name Amount Utilized
Strategic Income Opportunities ........................................................................................... $ 333,221,366
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Inflation Protected Bond ............................................. $ 2,301,102,027 $ 5,773,329 $ (230,355,432) $ (224,582,103)
Strategic Income Opportunities ........................................ 49,961,407,974 1,677,695,375 (3,007,221,604) (1,329,526,229)

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Inflation Protected Bond
Institutional
Shares sold ..........................................
28,239,044 $ 275,086,374 34,442,749 $ 338,036,574
Shares issued in reinvestment of distributions .....................
4,004,521 38,732,309 4,708,760 45,925,296
Shares redeemed ......................................
(48,260,866) (469,047,932) (72,489,810) (708,426,737)
(16,017,301) $ (155,229,249) (33,338,301) $ (324,464,867)
Investor A
Shares sold and automatic conversion of shares ....................
5,502,387 $ 52,025,118 8,683,373 $ 81,822,553
Shares issued in reinvestment of distributions .....................
1,051,984 9,878,048 1,337,487 12,684,035
Shares redeemed ......................................
(13,452,178) (127,305,793) (21,332,305) (201,274,781)
(6,897,807) $ (65,402,627) (11,311,445) $ (106,768,193)
Investor C
Shares sold ..........................................
72,666 $ 651,324 343,677 $ 3,153,902
Shares issued in reinvestment of distributions .....................
62,578 558,183 99,119 897,772
Shares redeemed and automatic conversion of shares ...............
(1,226,193) (11,042,621) (2,012,663) (18,215,273)
(1,090,949) $ (9,833,114) (1,569,867) $ (14,163,599)

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
d
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
15,412,238 $ 147,728,265 20,006,142 $ 193,051,528
Shares issued in reinvestment of distributions .....................
2,051,750 19,542,432 2,247,386 21,574,857
Shares redeemed ......................................
(24,908,103) (238,415,498) (32,617,499) (314,908,843)
(7,444,115) $ (71,144,801) (10,363,971) $ (100,282,458)
(31,450,172) $ (301,609,791) (56,583,584) $ (545,679,117)
Strategic Income Opportunities
Institutional
Shares sold ..........................................
882,528,582 $ 8,326,362,484 864,520,092 $ 7,974,325,942
Shares issued in reinvestment of distributions .....................
113,420,468 1,071,052,591 113,174,026 1,042,050,665
Shares redeemed ......................................
(811,473,767) (7,653,364,255) (1,406,710,997) (12,947,280,122)
184,475,283 $ 1,744,050,820 (429,016,879) $ (3,930,903,515)
Investor A
Shares sold and automatic conversion of shares ....................
16,757,733 $ 158,183,804 23,136,391 $ 213,186,399
Shares issued resulting from reorganization ......................
— — 8,869,175 80,281,997
Shares issued in reinvestment of distributions .....................
4,031,192 38,041,757 4,455,091 41,000,801
Shares redeemed ......................................
(34,040,130) (320,797,564) (51,828,105) (476,662,881)
(13,251,205) $ (124,572,003) (15,367,448) $ (142,193,684)
Investor C
Shares sold ..........................................
1,683,237 $ 15,917,464 1,746,893 $ 16,094,132
Shares issued in reinvestment of distributions .....................
340,293 3,209,852 417,738 3,843,616
Shares redeemed and automatic conversion of shares ...............
(3,413,151) (32,147,759) (5,901,604) (54,278,777)
(1,389,621) $ (13,020,443) (3,736,973) $ (34,341,029)
Class K
Shares sold ..........................................
355,832,963 $ 3,354,836,142 416,530,171 $ 3,813,648,520
Shares issued in reinvestment of distributions .....................
59,677,266 564,046,193 46,437,606 427,600,136
Shares redeemed ......................................
(188,634,478) (1,783,270,321) (290,515,054) (2,676,727,769)
226,875,751 $ 2,135,612,014 172,452,723 $ 1,564,520,887
396,710,208 $ 3,742,070,388 (275,668,577) $ (2,542,917,341)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio and the Board of Trustees of BlackRock Funds
V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statements of assets and liabilities of BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income
Opportunities Portfolio of BlackRock Funds V (the “Funds”), including the consolidated schedules of investments, as of December 31, 2024, the related consolidated statements of operations for the year then ended, the consolidated statement of cash flows of BlackRock Inflation Protected Bond Portfolio for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. Such financial highlights of BlackRock Strategic Income Opportunities Portfolio are not consolidated for the period in the year ended
December 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December
31, 2024, and the results of their operations for the year then ended, the consolidated statement of cash flows of BlackRock Inflation Protected Bond Portfolio for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)
2024
BlackRock Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31,
2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name
Qualified Dividend
Income
Inflation Protected Bond .............................................................................................. $ 928
Strategic Income Opportunities ......................................................................................... 75,028,599
Fund Name
Qualified Business
Income
Inflation Protected Bond .............................................................................................. $ 48,395
Strategic Income Opportunities ......................................................................................... 137,817
Fund Name Federal Obligation Interest
Inflation Protected Bond .............................................................................................. $ 62,003,562
Strategic Income Opportunities ......................................................................................... 75,201,615
Fund Name
Dividends-Received
Deduction
Strategic Income Opportunities ......................................................................................... 0 .60%
Fund Name Interest Dividends
Inflation Protected Bond .............................................................................................. $ 69,741,684
Strategic Income Opportunities ......................................................................................... 1,967,107,304
Fund Name
Interest-Related
Dividends
Inflation Protected Bond .............................................................................................. $ 66,155,943
Strategic Income Opportunities ......................................................................................... 1,004,369,865

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(a)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For SIO Neptunite 2023-2 LLC.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AMT Alternative Minimum Tax
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMBS Commercial Mortgage-Backed Securities
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: February 25, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: February 25, 2025